As filed with the Securities and Exchange
Commission on                                      May 6,
1997
                                  (File No. 2-17613)


                          SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933                     Post-Effective Amendment No.    94
[ X ]

                                         and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940                                  Amendment No.      [ X ]


                                       IVY FUND
                  (Exact Name of Registrant as Specified in
Charter)

                              Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800)
777-6472

                                  C. William Ferris
                         Mackenzie Investment Management Inc.
                         Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                         Boca Raton, Florida  33432
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Joseph R. Fleming, Esq.
                                Dechert Price & Rhoads
                      Ten Post Office Square, South - Suite 1230
                                Boston, MA  02109


          [ X ]        It is proposed that this Post-Effective
Amendment                     become effective on May 13, 1997
pursuant to                     subparagraph (b) of Rule 485.

             The Registrant has elected to register an indefinite
number of           shares of beneficial interest under the
Securities Act of 1933           pursuant to Rule 24f-2 under the
Investment Company Act of 1940;           accordingly, no fee is
payable herewith.  The Registrant filed on           February 20,
1997 its notice pursuant to Rule 24f-2 for the Registrant's most recent fiscal year ended December 31, 1996.















          THIS POST-EFFECTIVE AMENDMENT NO. 94 IS BEING FILED
SOLELY IN           ORDER TO (i) ADD TO THE EXISTING PROSPECTUS,
DATED APRIL 30,

          1997, FOR IVY ASIA PACIFIC FUND, IVY CANADA FUND, IVY
CHINA           REGION FUND, IVY GLOBAL FUND, IVY GLOBAL NATURAL
RESOURCES FUND,

          IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL
FUND, IVY           INTERNATIONAL SMALL COMPANIES FUND, IVY LATIN
AMERICA STRATEGY

          FUND AND IVY NEW CENTURY FUND DISCLOSURE RELATING TO
THE NEW           PORTFOLIOS OF IVY FUND DESIGNATED AS IVY
INTERNATIONAL FUND II

          (THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
OF WHICH           WAS FILED PURSUANT TO RULE 485(a)(2) ON
FEBRUARY 27, 1997) AND

          IVY PAN-EUROPE FUND (THE PROSPECTUS AND STATEMENT OF
ADDITIONAL           INFORMATION OF WHICH WAS FILED PURSUANT TO
RULE 485(b) ON APRIL

          3, 1997); AND (ii) COMPLY WITH THE REGISTRANT'S
UNDERTAKING TO           PROVIDE UPDATED FINANCIAL STATEMENTS FOR
IVY ASIA PACIFIC FUND,

          IVY GLOBAL NATURAL RESOURCES FUND AND IVY INTERNATIONAL
SMALL           COMPANIES FUND.  AS SUCH, THE PROSPECTUSES AND
STATEMENTS OF

          ADDITIONAL INFORMATION THAT ARE INCLUDED IN THIS POST-
EFFECTIVE           AMENDMENT NO. 94 ARE TO BE USED CONCURRENTLY
WITH AND SEPARATELY

          FROM EACH PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR           THE OTHER 6 SERIES OFFERED BY THE
REGISTRANT DESIGNATED AS IVY

          BOND FUND, IVY EMERGING GROWTH FUND, IVY GROWTH FUND,
IVY GROWTH           WITH INCOME FUND, IVY INTERNATIONAL BOND
FUND AND IVY MONEY

          MARKET FUND, WHICH ARE INCORPORATED BY REFERENCE TO
THIS FILING.






























                                       IVY FUND

                                CROSS REFERENCE SHEET

               Post-Effective Amendment No. 94 contains the
Prospectuses           and Statements of Additional Information
to be used with Ivy Asia           Pacific Fund, Ivy Canada Fund,
Ivy China Region Fund, Ivy Global           Fund, Ivy Global
Natural Resources Fund, Ivy Global Science &           Technology
Fund, Ivy International Fund II, Ivy International
Fund, Ivy International Small Companies Fund, Ivy Latin America
       Strategy Fund, Ivy New Century Fund and Ivy Pan-Europe
Fund,           twelve of the eighteen series of Ivy Fund (the
"Registrant").            The other six series of the Registrant
are described in separate           prospectuses and statements
of additional information, which are           not included
herewith but are incorporated by reference herein.

                             Items Required by Form N-1A

          PART A:

          1    COVER PAGE:  Cover Page

          2    SYNOPSIS:  Not Applicable

          3    CONDENSED FINANCIAL INFORMATION:  Schedule of Fees

          4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
Objectives                and Policies; Risk Factors and
Investment Techniques

          5    MANAGEMENT OF THE FUND:  Organization and
Management of the                Fund; Investment Manager

          6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
Taxes

          7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
Shares;                How Your Purchase Price is Determined; How
the Fund Values                its Shares

          8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
Minimum                Account Balance Requirements; Tax
Identification Number;                Certificates; Exchange
Privilege; Reinvestment Privilege

          9    PENDING LEGAL PROCEEDINGS:  Not Applicable


          PART B:

          10   COVER PAGE:  Cover Page

          11   TABLE OF CONTENTS:  Table of Contents

          12   GENERAL INFORMATION AND HISTORY:  Investment
Objectives and                Policies













          13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
Objectives                and Policies; Investment Restrictions;
Additional                Restrictions

          14   MANAGEMENT OF THE FUND:  Trustees and Officers;
Investment                Advisory and Other Services

          15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES:                 Trustees and Officers; Capitalization
and Voting Rights

          16   INVESTMENT ADVISORY AND OTHER SERVICES:
Investment Advisory                and Other Services

          17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
Brokerage                Allocation; Portfolio Turnover

          18   CAPITAL STOCK AND OTHER SECURITIES:
Capitalization and                Voting Rights

          19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
BEING                OFFERED:  Net Asset Value; Redemptions

          20   TAX STATUS:  Taxation

          21   UNDERWRITERS:  Investment Advisory and Other
Services

          22   CALCULATION OF PERFORMANCE DATA:  Performance
Information

          23   FINANCIAL STATEMENTS:  Financial Statements

May 13, 1997                                                          IVY FUNDS


Ivy
International
Equity
Funds



Prospectus


Ivy Management, Inc.
Via Mizner Financial
Plaza
700 South Federal Hwy.
Boca Raton, FL 33432
1-800-456-5111

                                   PICTURE

                               THROUGHOUT THE
                                 CENTURIES,
                             THE CASTLE KEEP HAS
                                BEEN A SOURCE
                            OF LONG-RANGE VISION
                                AND STRATEGIC
                                 ADVANTAGE.


    Ivy Fund (the "Trust") is a registered investment company currently consisting of eighteen separate portfolios. Twelve of these portfolios, as identified below (the "Funds"), are described in this Prospectus. Each Fund has its own investment objective and policies, and your interest is limited to the Fund in which you own shares.
    The twelve Ivy international equity funds are:
         Ivy Asia Pacific Fund
         Ivy Canada Fund
         Ivy China Region Fund
         Ivy Global Fund
         Ivy Global Natural Resources Fund
         Ivy Global Science & Technology Fund
         Ivy International Fund II
         Ivy International Fund
         Ivy International Small Companies Fund
         Ivy Latin America Strategy Fund
         Ivy New Century Fund
         Ivy Pan-Europe Fund
    This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Additional information about the Funds is contained in the Statement of Additional Information for the Funds dated May 13, 1997 (the "SAI"), which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. The SAI is available upon request and without charge from the Trust at the Distributor's address and telephone number below. The SEC maintains a web site (http://www.sec.gov) that contains the SAI and other material incorporated by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Expense Information ............................................................... 2

The Funds' Financial Highlights.................................................... 6

Investment Objectives and Policies.................................................13

Risk Factors and Investment Techniques.............................................18

Organization and Management of the Funds...........................................22

Investment Manager.................................................................23

Fund Administration and Accounting.................................................24

Transfer Agent.....................................................................24

Alternative Purchase Arrangements..................................................24

Dividends and Taxes................................................................24

Performance Data...................................................................25

How to Buy Shares..................................................................26

How Your Purchase Price is Determined..............................................26

How Each Fund Values its Shares....................................................27

Initial Sales Charge Alternative-Class A Shares....................................27

Contingent Deferred Sales Charge-Class A Shares....................................27

Qualifying for a Reduced Sales Charge..............................................28

Contingent Deferred Sales Charge Alternative-
    Class B and Class C Shares.....................................................29

How to Redeem Shares...............................................................29

Minimum Account Balance Requirements...............................................30

Signature Guarantees...............................................................30

Choosing a Distribution Option.....................................................31

Tax Identification Number..........................................................31

Certificates.......................................................................31

Exchange Privilege.................................................................31

Reinvestment Privilege.............................................................32

Systematic Withdrawal Plan.........................................................32

Automatic Investment Method........................................................32

Consolidated Account Statements....................................................32

Retirement Plans...................................................................33

Shareholder Inquiries..............................................................33


     BOARD OF TRUSTEES                 OFFICERS                         TRANSFER AGENT          INVESTMENT MANAGER

    John S. Anderegg, Jr.      Michael G. Landry, Chairman              Ivy Mackenzie           Ivy Management, Inc.
      Paul H. Broyhill         Keith J. Carlson, President              Services Corp.       700 South Federal Highway
      Keith J. Carlson      James W. Broadfoot, Vice President          P.O. Box 3022          Boca Raton, FL 33432
      Stanley Channick             C. William Ferris,             Boca Raton, FL 33431-0922       1-800-456-5111
   Frank W. DeFriece, Jr.         Secretary/Treasurer                   1-800-777-6472
       Roy J. Glauber                                                                              DISTRIBUTOR
     Michael G. Landry               LEGAL COUNSEL                        AUDITORS                Ivy Mackenzie
    Joseph G. Rosenthal         Dechert Price & Rhoads             Coopers & Lybrand L.L.P.     Distributors, Inc.
   Richard N. Silverman               Boston, MA                      Ft. Lauderdale, FL     Via Mizner Financial Plaza
     J. Brendan Swan                                                                         700 South Federal Highway
                                      CUSTODIAN                                                 Boca Raton, FL 33432
                             Brown Brothers Harriman & Co.                                        1-800-456-5111
                                     Boston, MA


                                                                 IVY MACKENZIE

EXPENSE INFORMATION

    The tables and examples below are designed to assist you in understanding the various costs and expenses that you will bear directly or indirectly as an investor in the Funds. Unless otherwise noted, the information is based on each Fund's expenses during fiscal year 1996.

                        SHAREHOLDER TRANSACTION EXPENSES


    All Funds offer Class A, Class B and Class C shares. Class I shares are offered by Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund and Ivy International Small Companies Fund only (generally referred to herein as the "Class I Funds").


                                                               MAXIMUM SALES LOAD     MAXIMUM CONTINGENT
                                                              IMPOSED ON PURCHASES   DEFERRED SALES CHARGE
                         ALL FUNDS                                 (AS A % OF         (AS A % OF ORIGINAL
                                                                OFFERING PRICE)         PURCHASE PRICE)
                                                              --------------------   ---------------------
Class A.....................................................          5.75%(1)                None(2)
Class B.....................................................          None                   5.00%(3)
Class C.....................................................          None                   1.00%(4)
Class I.....................................................          None                    None

None of the Funds charges a redemption fee, an exchange fee, or a sales load on reinvested dividends.
---------------
(1) Class A shares may be purchased under a variety of plans that provide for the reduction or elimination of the sales charge.
(2) A contingent deferred sales charge ("CDSC") may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Purchases of Class A Shares at Net Asset Value" and "Contingent Deferred Sales Charge -- Class A Shares."
(3) The maximum CDSC on Class B shares applies to redemptions during the first year after purchase. The charge declines to 4% during the second year; 3% during the third and fourth years; 2% during the fifth year; 1% during the sixth year; and 0% in the seventh year and thereafter.
(4) The CDSC on Class C shares applies only to redemptions during the first year after purchase.

                         ANNUAL FUND OPERATING EXPENSES
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                                                    TOTAL FUND
                                                             MANAGEMENT                            OTHER            OPERATING
                                                                FEES         12B-1 SERVICE/       EXPENSES           EXPENSES
                                                           (AFTER EXPENSE     DISTRIBUTION     (AFTER EXPENSE     (AFTER EXPENSE
                                                          REIMBURSEMENTS)*        FEES        REIMBURSEMENTS)*   REIMBURSEMENTS)*
                                                          ----------------   --------------   ----------------   ----------------
IVY ASIA PACIFIC FUND**
IVY GLOBAL NATURAL RESOURCES FUND**
  Class A...............................................        1.00%              0.25%            0.95%              2.20%
  Class B...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class C...............................................        1.00%              1.00%(2)         0.95%              2.95%
IVY CANADA FUND
  Class A...............................................        0.85%              0.40%            1.54%              2.79%
  Class B...............................................        0.85%              1.00%(2)         1.45%              3.30%
  Class C(1)............................................        0.85%              1.00%(2)         1.30%              3.15%
IVY CHINA REGION FUND
  Class A...............................................        0.72%              0.25%            1.23%              2.20%
  Class B...............................................        0.72%              1.00%(2)         1.23%              2.95%
  Class C(1)............................................        0.72%              1.00%(2)         0.99%              2.71%
IVY GLOBAL FUND
  Class A...............................................        1.00%              0.25%            0.93%              2.18%
  Class B...............................................        1.00%              1.00%(2)         0.94%              2.94%
  Class C(1)............................................        1.00%              1.00%(2)         1.77%              3.77%
IVY GLOBAL SCIENCE & TECHNOLOGY FUND****
  Class A...............................................        0.29%              0.25%            1.65%              2.19%
  Class B...............................................        0.29%              1.00%(2)         1.70%              2.99%
  Class C...............................................        0.29%              1.00%(2)         1.66%              2.95%
  Class I...............................................        0.29%              0.00%            1.56%(3)           1.85%
IVY INTERNATIONAL FUND II***
  Class A...............................................        1.00%              0.25%            0.50%              1.75%
  Class B...............................................        1.00%              1.00%(2)         0.50%              2.50%
  Class C...............................................        1.00%              1.00%(2)         0.50%              2.50%
  Class I...............................................        1.00%              0.00%            0.41%              1.41%
IVY INTERNATIONAL FUND
  Class A...............................................        1.00%              0.25%            0.40%              1.65%
  Class B...............................................        1.00%              1.00%(2)         0.45%              2.45%
  Class C(1)............................................        1.00%              1.00%(2)         0.44%              2.44%
  Class I...............................................        1.00%              0.00%            0.25%(3)           1.25%
IVY INTERNATIONAL SMALL COMPANIES FUND**
  Class A...............................................        1.00%              0.25%            0.95%              2.20%
  Class B...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class C...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class I...............................................        1.00%              0.00%            0.86%(3)           1.86%
IVY LATIN AMERICA STRATEGY FUND
  Class A...............................................        0.00%              0.25%            2.30%              2.55%
  Class B...............................................        0.00%              1.00%(2)         2.33%              3.33%
  Class C(1)............................................        0.00%              1.00%(2)         2.46%              3.46%
IVY NEW CENTURY FUND
  Class A...............................................        0.38%              0.25%            1.82%              2.45%
  Class B...............................................        0.38%              1.00%(2)         1.82%              3.20%
  Class C(1)............................................        0.38%              1.00%(2)         1.78%              3.16%
IVY PAN-EUROPE FUND***
  Class A...............................................        1.00%              0.25%            0.95%              2.20%
  Class B...............................................        1.00%              1.00%(2)         0.95%              2.95%
  Class C...............................................        1.00%              1.00%(2)         0.95%              2.95%


---------------


  *      Ivy Management, Inc. ("IMI") currently limits Total Fund
         Operating Expenses (excluding Rule 12b-1 fees and certain other items) for all Funds except Ivy Canada Fund and Ivy
         International Fund to an annual rate of 1.95% (1.50%, in the case of Ivy International Fund II) of each Fund's average net assets. Without expense reimbursements (and fees paid indirectly, if applicable) Management Fees would have been 1.00% and Total Fund Operating Expenses (excluding Rule
         12b-1 fees and certain other items) would have increased
         0.28% for each class of Ivy China Region Fund; 0.71% for each class of Ivy Global Science & Technology Fund; 2.34%
         for each class of Ivy Latin America Strategy Fund and 0.37% for each class of Ivy New Century Fund.
 ** These funds commenced operation on January 1, 1997. Expense information is based on estimated amounts for the current fiscal year.
 *** These funds commenced operation on May 13, 1997. Expense information is based on estimated amounts for the current fiscal year.
****     Expense information is based on annualized amounts from July
         22, 1996 (commencement of operations) to December 31, 1996.
(1) Expense information for Class C shares is based on annualized amounts from April 30, 1996 (commencement of operations) to December 31, 1996.
(2) Long-term investors may, as a result of the Fund's 12b-1 fees, pay more than the economic equivalent of the maximum front-end sales charge permitted by the Rules of Fair
         Practice of the National Association of Securities Dealers,
         Inc. ("NASD").
(3) "Other Expenses" of Class I shares are lower than such expenses for Class A, Class B and Class C shares. See "Fund
         Administration and Accounting" in this Prospectus and "Transfer Agent" in the SAI.

                                    EXAMPLES

    The following tables list the expenses that an investor would pay on a $1,000 investment, assuming (1) 5% annual return and (2) unless otherwise noted, redemption at the end of each time period. These examples further assume reinvestment of all dividends and distributions, and that the percentage amounts under "Total Fund Operating Expenses" (above) remain the same each year. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

                   IVY ASIA PACIFIC FUND+                     1 Year    3 Years
             IVY GLOBAL NATURAL RESOURCES FUND+               ------    -------
Class A Shares*.............................................   $79       $122
Class B Shares..............................................   $80(1)    $121(2)
Class B Shares (no redemption)..............................   $30       $ 91
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91

                                                              1 Year    3 Years    5 Years    10 Years
                      IVY CANADA FUND                         ------    -------    -------    --------
Class A Shares*.............................................   $84       $139       $196        $351
Class B Shares..............................................   $83(1)    $132(2)    $192(3)     $348(4)
Class B Shares (no redemption)..............................   $33       $102       $172        $348(4)
Class C Shares..............................................   $42(5)    $ 97       $165        $346
Class C Shares (no redemption)..............................   $32       $ 97       $165        $346

                                                              1 Year    3 Years    5 Years    10 Years
                   IVY CHINA REGION FUND                      ------    -------    -------    --------
Class A Shares*.............................................   $79       $122       $169        $296
Class B Shares..............................................   $80(1)    $121(2)    $175(3)     $309(4)
Class B Shares (no redemption)..............................   $30       $ 91       $155        $309(4)
Class C Shares..............................................   $37(5)    $ 84       $143        $304
Class C Shares (no redemption)..............................   $27       $ 84       $143        $304

                                                              1 Year    3 Years    5 Years    10 Years
                      IVY GLOBAL FUND                         ------    -------    -------    --------
Class A Shares*.............................................   $78       $122       $168        $294
Class B Shares..............................................   $80(1)    $121(2)    $175(3)     $308(4)
Class B Shares (no redemption)..............................   $30       $ 91       $155        $308(4)
Class C Shares..............................................   $48(5)    $115       $194        $401
Class C Shares (no redemption)..............................   $38       $115       $194        $401


                                                              1 Year    3 Years
            IVY GLOBAL SCIENCE & TECHNOLOGY FUND              ------    -------
Class A Shares*.............................................   $78       $122
Class B Shares..............................................   $80(1)    $122(2)
Class B Shares (no redemption)..............................   $30       $ 92
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91
Class I Shares**............................................   $19       $ 58



                                                              1 Year    3 Years
                 IVY INTERNATIONAL FUND II+                   ------    -------
Class A Shares*.............................................   $74       $109
Class B Shares..............................................   $75(1)    $108(2)
Class B Shares (no redemption)..............................   $25       $ 78
Class C Shares..............................................   $35(3)    $ 78
Class C Shares (no redemption)..............................   $25       $ 78
Class I Shares**............................................   $14       $ 45

                                                              1 Year    3 Years    5 Years    10 Years
                   IVY INTERNATIONAL FUND                     ------    -------    -------    --------
Class A Shares*.............................................   $73       $107       $142        $242
Class B Shares..............................................   $75(1)    $106(2)    $151(3)     $259(4)
Class B Shares (no redemption)..............................   $25       $ 76       $131        $259(4)
Class C Shares..............................................   $35(5)    $ 76       $130        $278
Class C Shares (no redemption)..............................   $25       $ 76       $130        $278
Class I Shares**............................................   $13       $ 40       $ 69        $151

                                                              1 Year    3 Years
          IVY INTERNATIONAL SMALL COMPANIES FUND+             ------    -------
Class A Shares*.............................................   $79       $122
Class B Shares..............................................   $80(1)    $121(2)
Class B Shares (no redemption)..............................   $30       $ 91
Class C Shares..............................................   $40(5)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91
Class I Shares**............................................   $19       $ 58

                                                              1 Year    3 Years    5 Years    10 Years
              IVY LATIN AMERICA STRATEGY FUND                 ------    -------    -------    --------
Class A Shares*.............................................   $82       $132       $185        $329
Class B Shares..............................................   $84(1)    $132(2)    $194(3)     $345(4)
Class B Shares (no redemption)..............................   $34       $102       $174        $345(4)
Class C Shares..............................................   $45(5)    $106       $180        $374
Class C Shares (no redemption)..............................   $35       $106       $180        $374

                                                              1 Year    3 Years    5 Years    10 Years
                    IVY NEW CENTURY FUND                      ------    -------    -------    --------
Class A Shares*.............................................   $81       $129       $181        $320
Class B Shares..............................................   $82(1)    $129(2)    $187(3)     $333(4)
Class B Shares (no redemption)..............................   $32       $ 99       $167        $333(4)
Class C Shares..............................................   $42(5)    $ 97       $165        $347
Class C Shares (no redemption)..............................   $32       $ 97       $165        $347


                                                              1 Year    3 Years
                    IVY PAN-EUROPE FUND+                      ------    -------
Class A Shares*.............................................   $79       $122
Class B Shares..............................................   $80(1)    $121(2)
Class B Shares (no redemption)..............................   $30       $ 91
Class C Shares..............................................   $40(3)    $ 91
Class C Shares (no redemption)..............................   $30       $ 91


---------------

 * Assumes deduction of the maximum 5.75% initial sales charge at the time of purchase and no deduction of a CDSC at the time of redemption.
 ** Class I Shares are not subject to an initial sales charge at the time of purchase, nor are they subject to the deduction of a CDSC at the time of redemption.
 + Expense information is based on estimated amounts for the current fiscal year.
(1)      Assumes deduction of a 5% CDSC at the time of redemption.
(2)      Assumes deduction of a 3% CDSC at the time of redemption.
(3)      Assumes deduction of a 2% CDSC at the time of redemption.
(4) Assumes conversion to Class A shares at the end of the eighth year, and therefore reflects Class A expenses for years nine and ten.
(5)      Assumes deduction of a 1% CDSC at the time of redemption.

    The purpose of the foregoing table is to assist an investor in understanding the various costs and expenses that he or she will bear directly or indirectly. The information presented in the table does not reflect the charge of $10 per transaction that would apply if a shareholder elects to have redemption proceeds wired to his or her bank account. For a more detailed discussion of the Funds' fees and expenses, see the following sections of this Prospectus: "Organization and Management of the Funds," "Initial Sales Charge Alternative -- Class A Shares," and "Contingent Deferred Sales Charge Alternative -- Class B and Class C Shares," and "Investment Advisory and Other Services" in the SAI.

THE FUNDS' FINANCIAL HIGHLIGHTS


    Unless otherwise noted, the tables that follow are for fiscal periods ending December 31 of each year. The accounting firm of Coopers & Lybrand L.L.P. has audited Ivy Canada Fund, Ivy China Region Fund, Ivy Global Fund, Ivy Global Science & Technology Fund, Ivy Latin America Strategy Fund and Ivy New Century Fund since their inception, and Ivy International Fund since fiscal year ended December 31, 1992. Their report is included in these Funds' Annual Reports, which are incorporated by reference into the SAI. The information for Ivy International Fund for fiscal periods prior to December 31, 1992 was audited by other independent accountants. The Annual Reports for these seven Funds contain additional information about each Fund's performance, including a comparison to an appropriate securities index. For a copy of your Fund's Annual Report, call 1-800-777-6472. Annual Reports are not yet available for Ivy Asia Pacific Fund, Ivy Global Natural Resources Fund or Ivy International Small Companies Fund, which commenced operations on January 1, 1997; or Ivy International Fund II or Ivy Pan-Europe Fund, which commenced operations May 13, 1997.


    Expense and income ratios have been annualized for periods of less than one year. Beginning December 31, 1996, portfolio turnover rates have not been annualized for periods of less than one year. Total returns do not reflect sales charges, and are not annualized for periods of less than one year (unless otherwise noted). In addition, for fiscal years beginning on or after September 1, 1995, registered investment companies are required to disclose average commission rates per share for security trades on which commissions are charged. This amount may vary from period to period and fund to fund depending on the mix of trades executed in various markets where trading practices and commission rate structures may differ.


IVY ASIA PACIFIC FUND(C)



                                                  CLASS A           CLASS B          CLASS C
                                                  -------           -------          -------
                                                  1997(A)           1997(A)          1997(A)
   SELECTED PER SHARE DATA                        -------           ------           ------
   Net asset value, beginning of period.........  $ 10.00           $10.00           $10.00
                                                  -------           ------           ------
    Income from investment operations
      Net investment income(b)..................      .02              .01              .01
      Net realized and unrealized gain on
       investments..............................     (.26)            (.25)            (.25)
                                                  -------           ------           ------
         Total from investment operations.......     (.24)            (.24)            (.24)
                                                  -------           ------           ------
   Net asset value, end of period...............  $  9.76           $ 9.76           $ 9.76
                                                  =======           ======           ======
   Total return(%)..............................    (2.40)           (2.40)           (2.40)
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $   238           $  121           $  251
   Ratio of expenses to average net assets
    With expense reimbursement(%)(d)............     0.00             0.00             0.00
    Without expense reimbursement(%)............    14.52            15.33            15.06
   Ratio of net investment income to average net
    assets(%)(b)................................     2.57             1.75             2.02
   Portfolio turnover rate(%)...................        0                0                0
   Average commission rate......................  $ .0000           $.0000           $.0000


---------------


(a) From January 1, 1997 (commencement of operations) to March 31, 1997.


(b) Net investment income is net of expenses reimbursed by IMI.>


(c) Unaudited.


(d) The ratio represents full reimbursement of Fund expenses.

IVY CANADA FUND


                                                                                   CLASS A
                                                  --------------------------------------------------------------------------
                                                    1996       1995      1994(A)    1994(B)    1993(B)    1992(B)    1991(C)
   SELECTED PER SHARE DATA                        --------    -------    -------    -------    -------    -------    -------
   Net asset value, beginning of period.........  $  9.21     $  8.90   $  9.85     $10.04     $ 7.43     $ 8.89     $ 8.55
                                                  -------     -------   -------    -------    -------    -------    -------
    Income (loss) from investment operations
      Net investment income (loss)..............     (.21)       (.19)(g)  (.11)      (.11)      (.01)      (.12)      (.03)
      Net realized and unrealized gain (loss) on
       investment transactions..................     2.29         .75      (.81)       .24       3.35      (1.34)       .41
                                                  -------     -------   -------    -------    -------    -------    -------
         Total from investment operations.......     2.08         .56      (.92)       .13       3.34      (1.46)       .38
                                                  -------     -------   -------    -------    -------    -------    -------
    Less distributions
      From net investment income................       --          --        --         --         --         --         --
      From net realized gain....................     1.65         .25        --        .31        .73         --        .04
      In excess of net realized gain............       --          --        --         --         --         --         --
      From capital paid-in......................       --          --       .03        .01         --         --         --
                                                  -------     -------   -------    -------    -------    -------    -------
         Total distributions....................     1.65         .25       .03        .32        .73         --        .04
                                                  -------     -------   -------    -------    -------    -------    -------
   Net asset value, end of period...............  $  9.64     $  9.21   $  8.90     $ 9.85     $10.04     $ 7.43     $ 8.89
                                                  =======     =======   =======    =======    =======    =======    =======
   Total return(%)..............................    23.86        6.37     (9.38)      1.05      47.10     (16.42)      6.59(i)
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $15,249     $19,353   $23,296    $34,549    $30,971    $11,280    $14,369
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............       --        2.90        --         --         --         --         --
    Without expense reimbursement(%)............     2.79        3.23      2.44       2.05       2.63       2.70       2.78
   Ratio of net investment income (loss) to
    average net assets(%).......................    (1.78)      (2.13)(g) (1.85)     (1.09)     (1.41)     (1.39)      (.52)
   Portfolio turnover rate(%)...................       56          21        36         62         32          2          4
   Average commission rate......................  $ .0134         N/A       N/A        N/A        N/A        N/A        N/A

                                                              CLASS A
                                                  -------------------------------
                                                  1990(D)    1989(D)      1988(E)
   SELECTED PER SHARE DATA                        -------    -------      -------
   Net asset value, beginning of period.........  $10.53     $10.15       $ 9.50
                                                  -------    ------       ------
    Income (loss) from investment operations
      Net investment income (loss)..............     .02        .15(g)       .17(g)
      Net realized and unrealized gain (loss) on
       investment transactions..................   (1.98)       .50          .57
                                                  -------    ------       ------
         Total from investment operations.......   (1.96)       .65          .74
                                                  -------    ------       ------
    Less distributions
      From net investment income................     .02        .24          .07
      From net realized gain....................      --        .03          .02
      In excess of net realized gain............      --         --           --
      From capital paid-in......................      --         --           --
                                                  -------    ------       ------
         Total distributions....................     .02        .27          .09
                                                  -------    ------       ------
   Net asset value, end of period...............  $ 8.55     $10.53       $10.15
                                                  =======    ======       ======
   Total return(%)..............................  (18.69)      6.41         8.15
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)..... $14,268    $16,807       $5,360
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............      --       2.36         1.91
    Without expense reimbursement(%)............    2.89       3.14         5.05
   Ratio of net investment income (loss) to
    average net assets(%).......................     .16       1.57(g)      1.86(g)
   Portfolio turnover rate(%)...................       0          2            3
   Average commission rate......................     N/A        N/A          N/A


                                                                                                    CLASS B
                                                                                               ------------------
                                                                                                1996       1995
   SELECTED PER SHARE DATA                                                                     -------    -------
   Net asset value, beginning of period....................................................    $ 9.21     $ 8.90
                                                                                               ------     ------
    Income (loss) from investment operations
      Net investment loss..................................................................      (.17)      (.20)(g)
      Net realized and unrealized gain (loss) on investment transactions...................      2.19        .71
                                                                                               ------     ------
         Total from investment operations..................................................      2.02        .51
                                                                                               ------     ------
    Less distributions
      From net realized gain...............................................................      1.64        .20
      In excess of net realized gain.......................................................        --         --
                                                                                               ------     ------
         Total distributions...............................................................      1.64        .20
                                                                                               ------     ------
   Net asset value, end of period..........................................................    $ 9.59     $ 9.21
                                                                                               ======     ======
   Total return(%).........................................................................     23.26       5.74
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)................................................    $2,040     $1,142
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........................................................        --       3.50
    Without expense reimbursement(%).......................................................      3.30       3.83
   Ratio of net investment loss to average net assets(%)...................................     (2.30)     (2.73)(g)
   Portfolio turnover rate(%)..............................................................        56         21
   Average commission rate.................................................................    $.0134        N/A

                                                         CLASS B                         CLASS C
                                                  ----------------------                 -------
                                                  1994(A)        1994(F)                 1996(H)
   SELECTED PER SHARE DATA                        -------        -------                 -------
   Net asset value, beginning of period.........  $ 9.85         $10.16                  $10.67
                                                  ------         ------                  ------
    Income (loss) from investment operations
      Net investment loss.......................    (.09)          (.02)                   (.14)
      Net realized and unrealized gain (loss) on    (.86)          (.29)                    .72
                                                  ------         ------                  ------
         Total from investment operations.......    (.95)          (.31)                    .58
                                                  ------         ------                  ------
    Less distributions
      From net realized gain....................      --             --                    1.63
      In excess of net realized gain............      --             --                      --
                                                  ------         ------                  ------
         Total distributions....................      --             --                    1.63
                                                  ------         ------                  ------
   Net asset value, end of period...............  $ 8.90         $ 9.85                  $ 9.62
                                                  ======         ======                  ======
   Total return(%)..............................   (9.64)         (3.05)                   6.51
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....  $  741         $  227                  $  173
   Ratio of expenses to average net assets
    With expense reimbursement(%)...............      --             --                      --
    Without expense reimbursement(%)............    3.03           2.68                    3.15
   Ratio of net investment loss to average net a   (2.44)         (1.72)                  (2.15)
   Portfolio turnover rate(%)...................      36             62                      56
   Average commission rate......................     N/A            N/A                  $.0134


---------------

(a) For the six months ended December 31, 1994.
(b) For the year ended June 30.
(c) For the eight months ended June 30, 1991.
(d) For the year ended October 31.
(e) From November 18, 1987 (commencement of operations) to October 31, 1988.
(f) From April 1, 1994 (commencement) to June 30, 1994.
(g) Net investment income (loss) is net of expenses reimbursed by IMI.
(h) From April 30, 1996 (commencement) to December 31, 1996.
(i) Annualized.

IVY CHINA REGION FUND


                                                                        CLASS A
                                                  ----------------------------------------------------
                                                    1996           1995          1994         1993(A)
   SELECTED PER SHARE DATA                        ---------      --------      --------      ---------
   Net asset value, beginning of period.........   $  8.58       $  8.61       $ 11.55        $10.00
                                                   -------       -------       -------        ------
    Income (loss) from investment operations
      Net investment income (loss)(c)...........       .03           .14           .05          (.01)
      Net realized and unrealized gain (loss) on
       investment transactions..................      1.74          (.01)        (2.91)         1.57
                                                   -------       -------       -------        ------
         Total from investment operations.......      1.77           .13         (2.86)         1.56
                                                   -------       -------       -------        ------
    Less distributions
      From net investment income................       .03           .14           .05            --
      In excess of net investment income........       .02            --           .03            --
      In excess of net realized gain............        --           .02            --            --
      From capital paid-in......................        --            --            --           .01
                                                   -------       -------       -------        ------
         Total distributions....................       .05           .16           .08           .01
                                                   -------       -------       -------        ------
   Net asset value, end of period...............   $ 10.30       $  8.58       $  8.61        $11.55
                                                   =======       =======       =======        ======
   Total return(%)..............................     20.50          1.59        (24.88)        15.65
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....   $15,290       $12,855       $13,180        $8,371
   Ratio of expenses to average net assets
    With expense reimbursement and fees paid
      indirectly(%)(d)..........................      2.20          2.20          2.20          1.98
    Without expense reimbursement and fees paid
      indirectly(%)(d)..........................      2.48          2.73          2.76          2.45
   Ratio of net investment income (loss) to
    average net assets(%)(c)....................       .32          1.61           .55          (.91)
   Portfolio turnover rate(%)...................        22            25             4             0
   Average commission rate......................   $ .0050           N/A           N/A           N/A



                                                                      CLASS B                                         CLASS C
                                                  -----------------------------------------------                    ---------
                                                    1996          1995        1994       1993(A)                      1996(B)
   SELECTED PER SHARE DATA                        ---------      ------      ------      --------                    ---------
   Net asset value, beginning of period.........   $ 8.58        $ 8.61      $11.55       $10.00                      $ 9.44
                                                   ------        ------      ------       ------                      ------
    Income (loss) from investment operations
      Net investment income (loss)(c)...........     (.04)          .08        (.02)        (.02)                         --
      Net realized and unrealized gain (loss) on
       investment transactions..................     1.74          (.02)      (2.92)        1.57                         .89
                                                   ------        ------      ------       ------                      ------
         Total from investment operations.......     1.70           .06       (2.94)        1.55                         .89
                                                   ------        ------      ------       ------                      ------
    Less distributions
      From net investment income................       --           .08          --           --                          --
      In excess of net investment income........       --            --          --           --                         .09
      In excess of net realized gain............       --           .01          --           --                          --
                                                   ------        ------      ------       ------                      ------
         Total distributions....................       --           .09          --           --                         .09
                                                   ------        ------      ------       ------                      ------
   Net asset value, end of period...............   $10.28        $ 8.58      $ 8.61       $11.55                      $10.24
                                                   ======        ======      ======       ======                      ======
   Total return(%)..............................    19.67           .83      (25.45)       15.50                        9.39
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands).....   $8,995        $6,905      $7,336       $3,565                      $  449
   Ratio of expenses to average net assets
    With expense reimbursement and fees paid
      indirectly(%)(d)..........................     2.95          2.95        2.95         2.74                        2.71
    Without expense reimbursement and fees paid
      indirectly(%)(d)..........................     3.23          3.48        3.51         3.20                        2.99
   Ratio of net investment income (loss) to
    average net assets(%)(c)....................     (.43)          .86        (.20)       (1.66)                       (.19)
   Portfolio turnover rate(%)...................       22            25           4            0                          22
   Average commission rate......................   $.0050           N/A         N/A          N/A                      $.0050


---------------

(a) From October 23, 1993 (commencement of operations) to December 31, 1993.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include fees paid indirectly through an expense offset arrangement.

IVY GLOBAL FUND(G)


                                                                                  CLASS A
                                           --------------------------------------------------------------------------------------
                                             1996        1995      1994(A)     1994(B)       1993(B)       1992(B)       1991(C)
          SELECTED PER SHARE DATA          ---------    -------    --------    --------      --------      --------      --------
   Net asset value, beginning of
    period...............................   $ 11.97     $ 11.23    $ 11.52     $ 10.62       $ 10.55       $  9.40       $ 10.00
                                            -------     -------    -------     -------       -------       -------       -------
    Income (loss) from investment
      operations
      Net investment income(f)...........       .08         .09         --          --           .03           .06           .02
      Net realized and unrealized gain
       (loss) on investments.............      1.86        1.25       (.10)       1.79           .44          1.79          (.61)
                                            -------     -------    -------     -------       -------       -------       -------
         Total from investment
          operations.....................      1.94        1.34       (.10)       1.79           .47          1.85          (.59)
                                            -------     -------    -------     -------       -------       -------       -------
    Less distributions
      From net investment income.........       .08         .04         --         .01           .03           .06           .01
      In excess of net investment
       income............................       .18          --         --          --            --            --            --
      From net realized gain.............       .48         .49        .09         .88           .37           .62            --
      In excess of net realized gain.....        --         .07         --          --            --            --            --
      From capital paid-in...............        --          --        .10          --            --           .02            --
                                            -------     -------    -------     -------       -------       -------       -------
         Total distributions.............       .74         .60        .19         .89           .40           .70           .01
                                            -------     -------    -------     -------       -------       -------       -------
   Net asset value, end of period........   $ 13.17     $ 11.97    $ 11.23     $ 11.52       $ 10.62       $ 10.55       $  9.40
                                            =======     =======    =======     =======       =======       =======       =======
   Total return(%).......................     16.21       12.08      (1.00)      16.71          4.54         19.91        (24.65)(h)
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)...........................   $24,152     $21,264    $19,327     $17,393       $12,391       $ 8,780       $ 1,667
   Ratio of expenses to average net
    assets
    With expense reimbursement(%)........        --        2.20       2.20        2.20          1.95          2.02          2.50
    Without expense reimbursement(%).....      2.18        2.46       2.34        2.42          2.76          2.97         11.70
   Ratio of net investment income (loss)
    to average net assets(%)(f)..........       .58         .71       (.06)        .01           .38           .82           .81
   Portfolio turnover rate(%)............        43          53         23          85            67            59            24
   Average commission rate...............   $ .0181         N/A        N/A         N/A           N/A           N/A           N/A



                                                                          CLASS B                                        CLASS C
                                                       ----------------------------------------------                    --------
                                                         1996        1995      1994(A)       1994(D)                     1996(E)
           SELECTED PER SHARE DATA                     --------    --------    --------      --------                    --------
   Net asset value, beginning of period............     $11.97      $11.23      $11.52        $12.12                     $ 13.31
                                                        ------      ------      ------        ------                     -------
    Income (loss) from investment operations
      Net investment income (loss)(f)..............       (.02)         --        (.03)         (.01)                       (.01)
      Net realized and unrealized gain (loss) on
       investments.................................       1.85        1.25        (.12)         (.04)                        .42
                                                        ------      ------      ------        ------                     -------
         Total from investment operations..........       1.83        1.25        (.15)         (.05)                        .41
                                                        ------      ------      ------        ------                     -------
    Less distributions
      In excess of net investment income...........        .20          --          --            --                         .30
      From net realized gain.......................        .48         .45         .08           .55                         .48
      In excess of net realized gain...............         --         .06          --            --                          --
      From capital paid-in.........................         --          --         .06            --                          --
                                                        ------      ------      ------        ------                     -------
         Total distributions.......................        .68         .51         .14           .55                         .78
                                                        ------      ------      ------        ------                     -------
   Net asset value, end of period..................     $13.12      $11.97      $11.23        $11.52                     $ 12.94
                                                        ======      ======      ======        ======                     =======
   Total return(%).................................      15.30       11.25       (1.37)         (.38)                       3.07
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)........     $8,968      $4,811      $2,956        $  376                     $    71
   Ratio of expenses to average net assets
    With expense reimbursement(%)..................         --        2.95        2.95          2.95                          --
    Without expense reimbursement(%)...............       2.94        3.21        3.09          3.17                        3.77
   Ratio of net investment loss to average net
    assets(%)(f)...................................       (.17)       (.04)       (.81)         (.74)                      (1.01)
   Portfolio turnover rate(%)......................         43          53          23            85                          43
   Average commission rate.........................     $.0181         N/A         N/A           N/A                     $ .0181


---------------

(a) For the six months ended December 31, 1994.
(b) For the year ended June 30.
(c) From April 18, 1991 (commencement of operations) to June 30, 1991.
(d) From April 1, 1994 (commencement) to June 30, 1994.
(e) From April 30, 1996 (commencement) to December 31, 1996.
(f) Net investment income (loss) is net of expenses reimbursed by IMI.
(g) Since February 1, 1995, Ivy Global Fund's adviser has been IMI. Prior to February 1, 1995, Ivy Global Fund's adviser was Mackenzie Investment Management, Inc. ("MIMI").

(h) Annualized

IVY GLOBAL NATURAL RESOURCES FUND(C)



                                             CLASS A          CLASS B          CLASS C
                                             -------          -------          -------
                                             1997(A)          1997(A)          1997(A)
           SELECTED PER SHARE DATA           -------          -------          -------
   Net asset value, beginning of period....  $10.00           $10.00           $10.00
    Income from investment operations
      Net investment income (loss)(b)......      --               --               --
      Net realized and unrealized gain on
       investments.........................     .89              .88              .88
                                             ------           ------           ------
         Total from investment
         operations........................     .89              .88              .88
                                             ------           ------           ------
   Net asset value, end of period..........  $10.89           $10.88           $10.88
                                             ======           ======           ======
   Total return(%).........................    8.90             8.80             8.80
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $3,271           $1,718           $   89
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........    1.16             1.89             2.02
    Without expense reimbursement(%).......    2.90             3.63             3.76
   Ratio of net investment income (loss) to
    average net assets(%)(b)...............     .19             (.54)             .67
   Portfolio turnover rate(%)..............      31               31               31
   Average commission rate.................  $.0000           $.0000           $.0000


---------------


(a) From January 1, 1997 (commencement of operations) to March 31, 1997.


(b) Net investment income (loss) is net of expenses reimbursed by IMI.


(c) Unaudited.


IVY GLOBAL SCIENCE & TECHNOLOGY FUND

                                             CLASS A          CLASS B          CLASS C
                                             -------          -------          -------
                                             1996(A)          1996(A)          1996(A)
           SELECTED PER SHARE DATA           -------          -------          -------
   Net asset value, beginning of period....  $10.00           $10.00           $10.00
    Income from investment operations
      Net investment loss(b)...............    (.06)            (.06)            (.05)
      Net realized and unrealized gain on
       investments.........................    6.49             6.52             6.53
                                             ------           ------           ------
         Total from investment
         operations........................    6.43             6.46             6.48
                                             ------           ------           ------
    Less distributions
      From net realized gain...............     .03              .02              .02
                                             ------           ------           ------
         Total distributions...............     .03              .02              .02
                                             ------           ------           ------
   Net asset value, end of period..........  $16.40           $16.44           $16.46
                                             ======           ======           ======
   Total return(%).........................   64.34            64.59            64.84
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $8,324           $3,425           $2,106
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........    2.19             2.99             2.95
    Without expense reimbursement(%).......    2.90             3.70             3.66
   Ratio of net investment loss to average
    net assets(%)(b).......................   (2.18)           (2.98)           (2.94)
   Portfolio turnover rate(%)..............      23               23               23
   Average commission rate.................  $.0600           $.0600           $.0600

---------------

(a) From July 22, 1996 (commencement of operations) to December 31, 1996.
(b) Net investment loss is net of expenses reimbursed by IMI.

IVY INTERNATIONAL SMALL COMPANIES FUND(C)



                                             CLASS A          CLASS B          CLASS C
                                             -------          -------          -------
                                             1997(A)          1997(A)          1997(A)
   SELECTED PER SHARE DATA                   -------          -------          -------
   Net asset value, beginning of period....  $10.00           $10.00           $10.00
                                             ------           ------           ------
    Income from investment operations
      Net investment loss(b)...............      --               --               --
      Net realized and unrealized gain on
       investments.........................     .09              .07              .07
                                             ------           ------           ------
         Total from investment
         operations........................     .09              .07              .07
                                             ------           ------           ------
   Net asset value, end of period..........  $10.09           $10.07           $10.07
                                             ======           ======           ======
   Total return(%).........................     .90              .70              .70
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $  621           $  458           $1,073
   Ratio of expenses to average net assets
    With expense reimbursement(%)..........    1.30             2.03             1.93
    Without expense reimbursement(%).......    5.37             6.10             6.00
   Ratio of net investment loss to average
    net assets(%)(b).......................    (.17)            (.91)            (.80)
   Portfolio turnover rate(%)..............       0                0                0
   Average commission rate.................  $.0000           $.0000           $.0000


---------------

(a) From January 1, 1997 (commencement of operations) to March 31, 1997.


(b) Net investment loss is net of expenses reimbursed by IMI.


(c) Unaudited.


IVY INTERNATIONAL FUND+

                                                                                 CLASS A
                                             --------------------------------------------------------------------------------
                                               1996        1995        1994        1993        1992         1991       1990
   SELECTED PER SHARE DATA                   --------    --------    --------    --------    --------      -------    -------
   Net asset value, beginning of period.... $  30.67     $  27.60    $  27.71    $  18.88    $  19.37      $ 16.98    $ 20.31
                                            ---------    --------    --------    --------    --------      -------    -------
    Income (loss) from investment
      operations
      Net investment income................      .20          .25         .07         .12         .27(d)       .26        .50
      Net realized and unrealized gain
       (loss) on investment transactions...     5.85         3.22        1.01        9.01        (.26)        2.61      (3.13)
                                            ---------    --------    --------    --------    --------      -------    -------
         Total from investment
          operations.......................     6.05         3.47        1.08        9.13         .01         2.87      (2.63)
                                            ---------    --------    --------    --------    --------      -------    -------
    Less distributions
      From net investment income...........      .19          .25         .07         .08         .27          .26        .51
      From net realized gain...............      .64          .12        1.11         .22         .23          .22        .19
      In excess of net realized gain.......       --           03          --          --          --           --         --
      From capital paid-in.................       --           --         .01          --          --           --         --
                                            ---------    --------    --------    --------    --------      -------    -------
         Total distributions...............      .83          .40        1.19         .30         .50          .48        .70
                                            ---------    --------    --------    --------    --------      -------    -------
   Net asset value, end of period.......... $  35.89     $  30.67    $  27.60    $  27.71    $  18.88      $ 19.37    $ 16.98
                                            =========     ========    ========    ========    ========      =======    =======
   Total return(%).........................    19.72        12.65        3.92       48.37         .07        16.93     (12.97)
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)............................. $989,254     $475,989    $229,586    $172,539    $109,637      $97,486    $64,651
   Ratio of expenses to average net
    assets(%)..............................     1.65         1.52        1.58        1.61        1.71(e)      1.64       1.66
   Ratio of net investment income to
    average net assets(%)..................      .76          .97         .30         .56        1.36(d)      1.50       2.50
   Portfolio turnover rate(%)..............       14            6           7          19          20           27         29
   Average commission rate................. $  .0092          N/A         N/A         N/A         N/A          N/A        N/A

                                                        CLASS A
                                             -----------------------------
                                              1989       1988       1987
   SELECTED PER SHARE DATA                   -------    -------    -------
   Net asset value, beginning of period....  $ 16.62    $ 12.90    $ 12.40
                                             -------    -------    -------
    Income (loss) from investment
      operations
      Net investment income................      .27        .12        .04
      Net realized and unrealized gain
       (loss) on investment transactions...     4.43       3.71       2.38
                                             -------    -------    -------
         Total from investment
          operations.......................     4.70       3.83       2.42
                                             -------    -------    -------
    Less distributions
      From net investment income...........      .17        .11        .05
      From net realized gain...............      .84         --       1.87
      In excess of net realized gain.......       --         --         --
      From capital paid-in.................       --         --         --
                                             -------    -------    -------
         Total distributions...............     1.01        .11       1.92
                                             -------    -------    -------
   Net asset value, end of period..........  $ 20.31    $ 16.62    $ 12.90
                                             =======    =======    =======
   Total return(%).........................    28.26      29.72      19.51
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands).............................  $58,469    $23,637    $21,146
   Ratio of expenses to average net
    assets(%)..............................     1.80       1.93       1.88
   Ratio of net investment income to
    average net assets(%)..................     1.20        .80        .40
   Portfolio turnover rate(%)..............       23         45         47
   Average commission rate.................      N/A        N/A        N/A


                                                                          CLASS B                           CLASS C
                                                         -----------------------------------------          --------
                                                           1996       1995       1994      1993(A)          1996(C)
   SELECTED PER SHARE DATA                               --------    -------    -------    -------          --------
   Net asset value, beginning of period..............    $  30.67    $ 27.60    $27.71     $25.86           $ 32.68
                                                         --------    -------    -------    ------           -------
    Income (loss) from investment operations
      Net investment income (loss)...................        (.01)       .01      (.10)      (.01)               --
      Net realized and unrealized gain (loss) on
       investment transactions.......................        5.76       3.20       .91       2.12              3.74
                                                         --------    -------    -------    ------           -------
         Total from investment operations............        5.75       3.21       .81       2.11              3.74
                                                         --------    -------    -------    ------           -------
    Less distributions
      From net investment income.....................          --        .01        --        .04                --
      In excess of net investment income.............         .05         --        --         --               .20
      From net realized gain.........................         .64        .10       .90        .22               .64
      In excess of net realized gain.................          --        .03        --         --                --
      From capital paid-in...........................          --         --       .02         --                --
                                                         --------    -------    -------    ------           -------
         Total distributions.........................         .69        .14       .92        .26               .84
                                                         --------    -------    -------    ------           -------
   Net asset value, end of period....................    $  35.73    $ 30.67    $27.60     $27.71           $ 35.58
                                                         ========    =======    =======    ======           =======
   Total return(%)...................................       18.76      11.62      2.96       7.65             11.45
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)..........    $312,161    $74,650   $30,143     $2,846           $44,450
   Ratio of expenses to average net assets(%)........        2.45       2.44      2.50       2.59              2.44
   Ratio of net investment income (loss) to average
    net assets(%)....................................        (.04)       .05      (.62)      (.42)             (.03)
   Portfolio turnover rate(%)........................          14          6         7         19                14
   Average commission rate...........................    $  .0092        N/A       N/A        N/A           $ .0092

                                                        CLASS I
                                             -----------------------------
                                              1996       1995      1994(B)
   SELECTED PER SHARE DATA                   -------    -------    -------
   Net asset value, beginning of period....  $30.67     $ 27.60    $ 29.06
                                             -------    -------    -------
    Income (loss) from investment operation
      Net investment income (loss).........     .27         .30        .03
      Net realized and unrealized gain (los
       investment transactions.............    5.88        3.22       (.49)
                                             -------    -------    -------
         Total from investment operations..    6.15        3.52       (.46)
                                             -------    -------    -------
    Less distributions
      From net investment income...........     .27         .30        .03
      In excess of net investment income...     .02          --         --
      From net realized gain...............     .64         .12        .92
      In excess of net realized gain.......      --         .03         --
      From capital paid-in.................      --          --        .05
                                             -------    -------    -------
         Total distributions...............     .93         .45       1.00
                                             -------    -------    -------
   Net asset value, end of period..........  $35.89     $ 30.67    $ 27.60
                                             =======    =======    =======
   Total return(%).........................   20.06       12.85      (1.64)
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in thousands) $53,344     $13,020    $ 4,921
   Ratio of expenses to average net assets(    1.25        1.35       1.41
   Ratio of net investment income (loss) to
    net assets(%)..........................    1.16        1.14        .47
   Portfolio turnover rate(%)..............      14           6          7
   Average commission rate.................  $.0092         N/A        N/A


---------------

 + Since April 1, 1993, Ivy International Fund's subadviser has been Northern Cross Investments Limited. In prior periods, Ivy International Fund had the following subadvisers: Boston Overseas Investors, Inc., from July 1, 1990 through March 31, 1993; and Marsh & Cunningham, from November 15, 1985 through June 30, 1990.
(a) From October 23, 1993 (commencement of operations) to December 31, 1993.
(b) From October 6, 1994 (commencement) to December 31, 1994.
(c) From April 30, 1996 (commencement) to December 31, 1996.
(d) Net investment income is net of expenses reimbursed by IMI.
(e) The ratio of expenses to average net assets is net of expenses reimbursed by IMI. If IMI had not reimbursed expenses during the year ended December 31, 1992, the ratio of expenses to average net assets would have been 1.80%.

IVY LATIN AMERICA STRATEGY FUND


                                                 CLASS A                                    CLASS B                       CLASS C
                                    ---------------------------------          ---------------------------------          -------
                                     1996         1995        1994(A)           1996         1995        1994(A)          1996(B)
       SELECTED PER SHARE DATA      -------      -------      -------          -------      -------      -------          -------
   Net asset value, beginning of
    period........................  $  6.88      $  8.37      $10.00           $  6.88      $  8.37      $10.00           $ 7.96
                                    -------      -------      -------          -------      -------      -------          ------
    Loss from investment
      operations
      Net investment income
       (loss)(c)..................      .01          .01          --              (.03)        (.02)       (.01)            (.02)
      Net realized and unrealized
       gain (loss) on investment
       transactions...............     1.66        (1.45)      (1.63)             1.63        (1.47)      (1.62)             .55
                                    -------      -------      -------          -------      -------      -------          ------
         Total from investment
          operations..............     1.67        (1.44)      (1.63)             1.60        (1.49)      (1.63)             .53
                                    -------      -------      -------          -------      -------      -------          ------
    Less distributions
      From net realized gain......      .04           --          --                --           --          --              .03
      From capital paid-in........       --          .05          --                --           --          --               --
                                    -------      -------      -------          -------      -------      -------          ------
         Total distributions......      .04          .05          --                --           --          --              .03
                                    -------      -------      -------          -------      -------      -------          ------
   Net asset value, end of
    period........................  $  8.51      $  6.88      $ 8.37           $  8.48      $  6.88      $ 8.37           $ 8.46
                                    =======      =======      =======          =======      =======      =======          ======
   Total return(%)................    24.22       (17.28)     (16.10)            23.26       (17.90)     (16.20)            6.66
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)....................  $ 4,016      $ 2,015      $  571           $ 2,025      $   684      $  122           $  111
   Ratio of expenses to average
    net assets
    With expense reimbursement and
      fees paid
      indirectly(%)(d)............     2.55         2.61        2.20              3.33         3.36        2.95             3.46
    Without expense reimbursement
      and fees paid
      indirectly(%)(d)............     4.89         9.26       16.22              5.67        10.01       16.97             5.80
   Ratio of net investment income
    (loss) to average net
    assets(%)(c)..................      .24          .22         .21              (.54)        (.53)       (.54)            (.68)
   Portfolio turnover rate(%).....       20           45          82                20           45          82               20
   Average commission rate........  $ .0002          N/A         N/A           $ .0002          N/A         N/A           $.0002


---------------

(a) From November 1, 1994 (commencement of operations) to December 31, 1994.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for 1995.

IVY NEW CENTURY FUND


                                                  CLASS A                                   CLASS B                       CLASS C
                                      --------------------------------          --------------------------------          -------
                                       1996         1995       1994(A)           1996        1995        1994(A)          1996(B)
        SELECTED PER SHARE DATA       -------      ------      -------          ------      -------      -------          -------
   Net asset value, beginning of
    period..........................  $  9.05      $ 8.64      $10.00           $ 9.05      $  8.64      $10.00           $ 9.89
                                      -------      ------      -------          ------      -------      -------          ------
    Income (loss) from investment
      operations
      Net investment income
       (loss)(c)....................     (.02)        .01          --             (.06)        (.02)         --             (.02)
      Net realized and unrealized
       gain (loss) on investment
       transactions.................     1.09         .54       (1.36)            1.05          .51       (1.36)             .19
                                      -------      ------      -------          ------      -------      -------          ------
         Total from investment
          operations................     1.07         .55       (1.36)             .99          .49       (1.36)             .17
                                      -------      ------      -------          ------      -------      -------          ------
    Less distributions
      From net investment income....       --         .01          --               --           --          --               --
      From net realized gain........       --         .10          --               --          .08          --               --
      In excess of net realized
       gain.........................       --         .03          --               --           --          --               --
                                      -------      ------      -------          ------      -------      -------          ------
         Total distributions........       --         .14          --               --          .08          --               --
                                      -------      ------      -------          ------      -------      -------          ------
   Net asset value, end of period...  $ 10.12      $ 9.05      $ 8.64           $10.04      $  9.05      $ 8.64           $10.06
                                      =======      ======      =======          ======      =======      =======          ======
   Total return(%)..................    11.83        6.40      (13.50)           10.95         5.62      (13.60)            1.73
   RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (in
    thousands)......................  $ 9,925      $3,435      $  611           $6,269      $   945      $  121           $1,854
   Ratio of expenses to average net
    assets
    With expense reimbursement and
      fees paid indirectly(%)(d)....     2.45        2.55        2.20             3.20         3.30        2.95             3.16
    Without expense reimbursement
      and fees paid
      indirectly(%)(d)..............     2.82        7.18       20.74             3.57         7.93       21.49             3.53
   Ratio of net investment income to
    average net assets(%)(c)........     (.23)        .24         .52             (.98)        (.51)       (.23)            (.94)
   Portfolio turnover rate(%).......       27          14           0               27           14           0               27
   Average commission rate..........  $ .0018         N/A         N/A           $.0018          N/A         N/A           $.0018


---------------

(a) From November 1, 1994 (commencement of operations) to December 31, 1994.
(b) From April 30, 1996 (commencement) to December 31, 1996.
(c) Net investment income (loss) is net of expenses reimbursed by IMI.
(d) Beginning in 1995, total expenses include any fees paid indirectly. The ratio of expenses to average net assets with expense reimbursement has been restated for 1995.

INVESTMENT OBJECTIVES AND POLICIES

    Each Fund has its own investment objective and policies, which are described below. Each Fund's investment objective is fundamental and may not be changed without the approval of a majority of the outstanding voting shares of the Fund. Except for a Fund's investment objective and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are non-fundamental, and may be changed by the Board of Trustees of the Trust ("Trustees") without shareholder approval. There can be no assurance that a Fund's objective will be met. The different types of securities and investment techniques used by the Funds involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Risk Factors and Investment Techniques," below, and the SAI.

    Whenever an investment objective, policy or restriction of a Fund described in this Prospectus or in the SAI states a maximum percentage of assets that may be invested in a security or other asset or describes a policy regarding quality standards, that percentage limitation or standard will, unless otherwise indicated, apply to the Fund only at the time a transaction takes place. Thus, for example, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage that results from circumstances not involving any affirmative action by the Fund will not be considered a violation.

    IVY ASIA PACIFIC FUND: The Fund's principal investment objective is long-term growth. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in securities issued in Asia-Pacific countries, which for purposes of this Prospectus are defined to include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, the Philippines, Singapore, Sri Lanka, South Korea, Taiwan, Thailand and Vietnam. Securities of Asia-Pacific issuers include: (a) securities of companies organized under the laws of an Asia-Pacific country or for which the principal securities trading market is in the Asia-Pacific region; (b) securities that are issued or guaranteed by the government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in the Asia-Pacific region; and (d) any of the preceding types of securities in the form of depository shares.

    The Fund may participate in markets throughout the Asia-Pacific region, and it is expected that the Fund will be invested at all times in at least three Asia-Pacific countries. The Fund does not expect to concentrate its investments in any particular industry. See Appendix C to the SAI for further information about the economic characteristics of certain Asia-Pacific countries.

    The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate issuers in emerging market countries, investment-grade equity and debt securities of issuers in developed countries (including the United States), warrants, and cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest up to 5% of its net assets in zero coupon bonds, and in debt securities rated Ba or below by Moody's Investor Services, Inc. ("Moody's") or BB or below by Standard and Poor's Corporation ("S&P"), or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities.


    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY CANADA FUND: Ivy Canada Fund seeks long-term capital appreciation by investing primarily in equity securities of Canadian companies. Canada is one of the world's leading industrial countries and a major exporter of agricultural products. The country is rich in natural resources such as zinc, uranium, nickel, gold, silver, aluminum, iron and copper, and forest covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

    As a fundamental policy, the Fund normally invests at least 65% of its total assets in Canadian equity securities (i.e., common and preferred stock, securities convertible into common stock and common stock purchase warrants) listed on Canadian stock exchanges or traded over-the-counter in Canada. Canadian issuers are companies (i) organized under the laws of Canada, (ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their revenues or profits from goods produced or sold, investments made or services performed in Canada, or (iv) which have at least 50% of their assets situated in Canada. The balance of the Fund's assets ordinarily are invested in (i) bills and bonds of the Canadian Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of Canadian companies (i.e., those rated Aaa or Aa by Moody's or AAA or AA by S&P, or if unrated, judged to be of comparable quality by Mackenzie Financial Corporation ("MFC"), the Fund's Advisor), (iii) foreign securities (including sponsored or unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v) equity securities and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by MFC to be of comparable quality) of U.S. companies, and (vi) zero coupon bonds that meet these credit quality standards.

    The Fund may purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes, the Fund may invest without limit in U.S. or Canadian dollar-denominated money market securities issued by entities organized in the U.S. or Canada, such as (i) obligations issued or guaranteed by the Canadian Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii) finance company and corporate commercial paper (and other short-term corporate obligations rated Prime-1 by Moody's or A or better by S&P, or if unrated, considered by MFC to be of comparable quality), (iii) obligations of banks (i.e., certificates of deposit, time deposits and bankers' acceptances) considered creditworthy by MFC under guidelines approved by the Trustees, and
(iv) repurchase agreements with broker-dealers and banks. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.

    IVY CHINA REGION FUND: Ivy China Region Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to meet its objective primarily by investing in the equity securities of companies that are expected to benefit from the economic development and growth of China, Hong Kong and Taiwan. A significant percentage of the Fund's assets may also be invested in the securities markets of South Korea, Singapore, Malaysia, Thailand, Indonesia and the Philippines (collectively, with China, Hong Kong and Taiwan, the "China Region").

    The Fund normally invests at least 65% of its total assets in "Greater China growth companies," defined as companies (a) that are organized in or for which the principal securities trading markets are the China Region; (b) that have at least 50% of their assets in one or more China Region countries or derive at least 50% of their gross sales revenues or profits from providing goods or services to or from within one or more China Region countries; or (c) that have at least 35% of their assets in China, Hong Kong or Taiwan, derive at least 35% of their gross sales revenues or profits from providing goods or services to or from within these three countries, or have significant manufacturing or other operations in these countries. IMI's determination as to whether a company qualifies as a Greater China growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company). The Fund may invest 25% or more of its total assets in the securities of issuers located in any one China Region country, and currently expects to invest more than 50% of its total assets in Hong Kong. See Appendix C to the SAI for further information about the economic characteristics of certain China Region countries.

    The balance of the Fund's assets ordinarily are invested in (i) certain investment-grade debt securities and (ii) the equity securities of "China Region associated companies," which are companies that do not meet the definition of a Greater China growth company, but whose current or expected performance, based on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its revenues and profits), is judged by IMI to be strongly associated with the China Region. The investment-grade debt securities in which the Fund may invest include (a) obligations of the U.S. Government or its agencies or instrumentalities, (b) obligations of U.S. banks and other banks organized and existing under the laws of Hong Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c) obligations denominated in any currency issued by international development institutions and Hong Kong, Taiwan and OECD member governments and their agencies and instrumentalities, as well as repurchase agreements with respect to any of the foregoing instruments. The Fund may also invest in zero coupon bonds, and corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, are considered by IMI to be of comparable quality).

    The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or, if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.90% of its total assets invested in low-rated debt securities.

    The Fund may invest in sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.

    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may reduce its position in Greater China growth companies and Greater China associated companies and increase its investment in cash and liquid debt securities, such as U.S. Government securities, bank obligations, commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may also borrow up to 10% of the value of its total assets from banks.


    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY GLOBAL FUND: The Fund seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies throughout the world, with at least three different countries (one of which may be the United States) represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also invest in preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero coupon bonds.

    The Fund may invest less than 35% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. As of December 31, 1996, the Fund had 0.94% of its total assets invested in low-rated debt securities.

    The Fund may invest in equity real estate investment trusts, warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.


    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.



    The Fund may purchase put and call options on stock indices, provided the premium paid for such options does not exceed 10% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and my write covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of its total assets.


    IVY GLOBAL NATURAL RESOURCES FUND: The Fund's investment objective is long-term growth. Any income realized will be incidental. Under normal conditions, the Fund invests at least 65% of its total assets in the equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities, or supply goods and services to such companies. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. "Natural resources" generally include precious metals (such as gold, silver and platinum), ferrous and nonferrous metals (such as iron, aluminum and copper), strategic metals (such as uranium and titanium), coal, oil, natural gases, timber, undeveloped real property and agricultural commodities. Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs. The Fund may also invest directly in precious metals and other physical commodities.

    IMI believes that certain political and economic changes in the global environment in recent years have had and will continue to have a profound effect on global supply and demand of natural resources, and that rising demand from developing markets and new sources of supply should create attractive investment opportunities. In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's opinion, appear to be undervalued relative to the value of the companies' natural resource holdings.

    For temporary defensive purposes, the Fund may invest without limit in cash or cash equivalents, such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.


    For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY GLOBAL SCIENCE & TECHNOLOGY FUND: The Fund's principal investment objective is long-term capital growth. Any income realized will be incidental. Under normal conditions, the Fund will invest at least 65% of its total assets in the common stock of companies that are expected to benefit from the development, advancement and use of science and technology. Under this investment policy, at least three different countries (one of which may be the United States) will be represented in the Fund's overall portfolio holdings. Industries likely to be represented in the Fund's portfolio include computers and peripheral products, software, electronic components and systems, telecommunications, media and information services, pharmaceuticals, hospital supply and medical devices, biotechnology, environmental services, chemicals and synthetic materials, and defense and aerospace. The Fund may also invest in companies that are expected to benefit indirectly from the commercialization of technological and scientific advances. In recent years, rapid advances in these industries have stimulated unprecedented growth. While this is no guarantee of future performance, IMI believes that these industries offer substantial opportunities for long-term capital appreciation.

    Although the Fund generally invests in common stock, it may also invest in preferred stock, securities convertible into common stock, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs and investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), including corporate bonds, notes, debentures, convertible bonds and zero-coupon bonds. The Fund may also invest up to 5% of its net assets in debt securities that are rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). The Fund will not invest in debt securities rated less than C by either Moody's or S&P. (A description of the ratings assigned by Moody's and S&P is contained in Appendix A to the SAI).


    The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.



    For temporary defensive purposes and during periods when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, obligations issued by domestic or foreign banks (including certificates of deposit, time deposits and bankers' acceptances), and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P). The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.



    The Fund may purchase put and call options on stock indices and on individual securities, provided the premium paid for such options does not exceed 10% of the value of the Fund's net assets. The Fund may also sell covered put options with respect to up to 50% of the value of its net assets, and may sell covered call options so long as not more than 20% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 20% of the value of its total assets.



    IVY INTERNATIONAL FUND II: The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive pur-poses, the Fund may also invest in equity securities principally traded in U.S. markets. IMI, the Fund's investment manager, invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. IMI seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.



    When economic or market conditions warrants, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, considered by IMI to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and
(ii) up to 15% of its net assets in restricted and other illiquid securities.



    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.



    IVY INTERNATIONAL FUND: Sales of shares of this Fund to new investors have been suspended. See "How to Buy Shares."


    The Fund's principal objective is long-term capital growth primarily through investment in equity securities. Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the Fund's total assets will be invested in common stocks (and securities convertible into common stocks) principally traded in European, Pacific Basin and Latin American markets. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S. markets. The Fund's subadviser, Northern Cross Investments Limited ("Northern Cross"), invests the Fund's assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any one area and to enable shareholders to participate in markets that do not necessarily move in concert with U.S. markets. Northern Cross seeks to identify rapidly expanding foreign economies, and then searches out growing industries and corporations, focusing on companies with established records. Individual securities are selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial strength. Companies in which investments are made will generally have at least $1 billion in capitalization and a solid history of operations.

    When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by Northern Cross to be of comparable quality), preferred stocks, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary or emergency purposes, the Fund may borrow up to 10% of the value of its total assets from banks. The Fund may also purchase securities on a "when-issued" or firm commitment basis, and may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.


    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY INTERNATIONAL SMALL COMPANIES FUND: The Fund's principal investment objective is long-term growth primarily through investment in foreign equity securities. Consideration of current income is secondary to this principal objective. Under normal circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion. Under this investment policy, at least three different countries (other than the United States) will be represented in the Fund's overall portfolio holdings. For temporary defensive purposes, the Fund may also invest in equity securities principally traded in the United States. The Fund will invest its assets in a variety of economic sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to enable shareholders to participate in markets that do not necessarily move in concert with the U.S. market. The factors that IMI considers in determining the appropriate distribution of investments among various countries and regions include prospects for relative economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

    In selecting the Fund's investments, IMI will seek to identify securities that are attractively priced relative to their intrinsic value. The intrinsic value of a particular security is analyzed by reference to characteristics such as relative price/earnings ratio, dividend yield and other relevant factors (such as applicable financial, tax, social and political conditions).

    When economic or market conditions warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities, zero coupon bonds, preferred stocks, warrants, or cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds).

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.


    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY LATIN AMERICA STRATEGY FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. Under normal conditions the Fund invests at least 65% of its total assets in securities issued in Latin America, which for purposes of this Prospectus is defined as Mexico, Central America, South America and the Spanish-speaking islands of the Caribbean. Securities of Latin American issuers include (a) securities of companies organized under the laws of a Latin American country or for which the principal securities trading market is in Latin America; (b) securities that are issued or guaranteed by the government of a Latin American country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the two most recent fiscal years represents (directly or indirectly through subsidiaries) assets or activities located in Latin America; or (d) any of the preceding types of securities in the form of depository shares. The Fund may participate in markets throughout Latin America, and it is expected that the Fund will be invested at all times in at least three countries. Under present conditions, the Fund expects to focus its investments in Argentina, Brazil, Chile, Mexico and Venezuela, which IMI believes are the most developed capital markets in Latin America. The Fund does not expect to concentrate its investments in any particular industry.

    The Fund's equity investments consist of common stock, preferred stock (either convertible or non-convertible), sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and warrants (any of which may be purchased through rights). The Fund's equity securities may be listed on securities exchanges, traded over-the-counter, or have no organized market.

    The Fund may invest in debt securities (including zero coupon bonds) when IMI anticipates that the potential for capital appreciation from debt securities is likely to equal or exceed that of equity securities (e.g., a favorable change in relative foreign exchange rates, interest rate levels or the creditworthiness of issuers). These include debt securities issued by Latin American Governments ("Sovereign Debt"). Most of the debt securities in which the Fund may invest are not rated, and those that are rated are expected to be below investment-grade (i.e., rated Ba or below by Moody's or BB or below by S&P, or considered by IMI to be of comparable quality), and are commonly referred to as "high yield" or "junk" bonds. As of December 31, 1996, the Fund had 0.00% of its total assets invested in low-rated debt securities.

    To meet redemptions, or while the Fund is anticipating investments in Latin American securities, the Fund may hold cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive or emergency purposes, the Fund may (i) invest without limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets).


    The Fund may invest in warrants, purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities. The Fund will treat any Latin American securities that are subject to restrictions on repatriation for more than seven days, as well as any securities issued in connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.



    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


    IVY NEW CENTURY FUND: The Fund's principal objective is long-term growth. Consideration of current income is secondary to this principal objective. In pursuing its objective, the Fund invests primarily in the equity securities of companies that IMI believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having emerging markets to be those that (i) are generally considered to be "developing" or "emerging" by the World Bank and the International Finance Corporation, or (ii) are classified by the United Nations (or otherwise regarded by their authorities) as "emerging." Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights, and sponsored or unsponsored ADRs, GDRs, ADSs and GDSs that are listed on stock exchanges or traded over-the-counter) of "Emerging Market growth companies," which are defined as companies (a) for which the principal securities trading market is an emerging market (as defined above), (b) that (alone or on a consolidated basis) derives 50% or more of its total revenue either from goods, sales or services in emerging markets, or (c) that are organized under the laws of (and with a principal office in) an emerging market country.

    The Fund normally invests its assets in the securities of issuers located in at least three emerging market countries, and may invest 25% or more of its total assets in the securities of issuers located in any one country. IMI's determination as to whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent information (some of which may be obtained directly from the company).

    For purposes of capital appreciation, the Fund may invest up to 35% of its assets in (i) debt securities of government or corporate issuers in emerging market countries, (ii) equity and debt securities of issuers in developed countries (including the United States), and (iii) cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements. For temporary defensive purposes, the Fund may invest without limit in such instruments. The Fund may also invest in zero coupon bonds and purchase securities on a "when-issued" or firm commitment basis.

    The Fund will not invest more than 20% of its total assets in debt securities rated Ba or lower by Moody's or BB or lower by S&P, or if unrated, are considered by IMI to be of comparable quality (commonly referred to as "high yield" or "junk" bonds). As of December 31, 1996, the Fund had 0.27% of its total assets invested in low-rated debt securities.

    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's assets. The Fund may engage in foreign currency exchange transactions and enter into forward foreign currency contracts. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and
(ii) up to 15% of its net assets in restricted and other illiquid securities.


    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and my write covered call options so long as not more than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.



    IVY PAN-EUROPE FUND: The Fund's principal investment objective is long-term capital growth. Consideration of current income is secondary to this principal objective. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries. Under normal circumstances, the Fund will invest at least 65% of its total assets in the equity securities of "European companies," which include any issuer (a) that is organized under the laws of a European country; (b) that derives 50% or more of its total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the principal trading market is in Europe. The Fund may also invest up to 35% of its total assets in the equity securities of issuers domiciled outside of Europe. The equity securities in which the Fund may invest include common stock, preferred stock and common stock equivalents such as warrants and convertible debt securities. The Fund may also invest in sponsored or unsponsored ADRs, European Depository Receipts ("EDRs"), GDRs, ADSs, European Depository Shares ("EDSs") and GDSs. The Fund does not expect to concentrate its investments in any particular industry.



    The Fund may invest up to 35% of its net assets in debt securities, but will not invest more than 20% of its net assets in debt securities rated Ba or below by Moody's or BB or below by S&P (commonly referred to as "high yield" or "junk" bonds), or if unrated, are considered by IMI to be of comparable quality. The Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts. In addition, the Fund may invest up to 5% of its net assets in zero coupon bonds.



    For temporary defensive purposes or when IMI believes that circumstances warrant, the Fund may invest without limit in U.S. Government securities, investment-grade debt securities (i.e., those rated Baa or higher by Moody's or BBB or higher by S&P, or if unrated, are considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit, time deposits and bankers' acceptances), short-term notes, repurchase agreements, and domestic or foreign commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has been issued by a company that at the time of investment has an outstanding debt issue rated Aaa or Aa by Moody's or AAA or AA by S&P).



    For temporary or emergency purposes, the Fund may borrow up to one-third of the value of its total assets from banks, but may not purchase securities at any time during which the value of the Fund's outstanding loans exceeds 10% of the value of the Fund's total assets. The Fund may also invest (i) up to 10% of its total assets in other investment companies, and (ii) up to 15% of its net assets in restricted and other illiquid securities.



    The Fund may purchase put and call options on securities and stock indices, provided the premium paid for such options does not exceed 5% of the Fund's net assets. The Fund may also sell covered put options with respect to up to 10% of the value of its net assets, and may write covered call options so long as not more than 25% of the Fund's nets assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign currency futures contracts, provided that the Fund's equivalent exposure in such contracts does not exceed 15% of its total assets.


RISK FACTORS AND INVESTMENT TECHNIQUES

    SPECIAL CONSIDERATIONS RELATED TO IVY ASIA PACIFIC FUND: Certain Asia-Pacific countries in which the Fund may invest are developing countries, and may be in the initial stages of their industrialization cycle. The economic structures of developing countries generally are less diverse and mature than in the United States, and their political systems may be relatively unstable. Historically, markets of developing countries have been more volatile than the markets of developed countries, yet such markets often have provided higher rates of return to investors.

    Investing in securities of issuers in Asia-Pacific countries involves certain considerations not typically associated with investing in securities of United States companies, including (i) restrictions on foreign investment and on repatriation of capital invested in Asian countries, (ii) currency fluctuations,
(iii) the cost of converting foreign currency into United States dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific country securities markets and (v) political and economic risks, including the risk of nationalization or expropriation of assets and the risk of war.

    Certain Asia-Pacific countries may be more vulnerable to the ebb and flow of international trade and to trade barriers and other protectionist or retaliatory measures. Investments in countries such as China that have recently opened their capital markets and that appear to have relaxed their central planning requirement, as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

    The settlement period of securities transactions in foreign markets in general may be longer than in domestic markets, and such delays may be of particular concern in developing countries. For example, the possibility of political upheaval and the dependence on foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

    Securities exchanges, issuers and broker-dealers in some Asia-Pacific countries are subject to less regulatory scrutiny than in the United States. In addition, due to the limited size of the markets for Asia-Pacific securities, the prices for such securities may be more vulnerable to adverse publicity, investors' perceptions or traders' positions or strategies, which could cause a decrease not only in the value but also in the liquidity of the Fund's investments.

    SPECIAL CONSIDERATIONS RELATED TO IVY CANADA FUND: The economy of Canada is strongly influenced by the activities of companies involved in the production and processing of natural resources, particularly those involved in the energy industry, industrial materials (e.g., chemicals, base metals, timber and paper) and agricultural materials (e.g., grain cereals). The securities of companies in the energy industry are subject to changes in value and dividend yield, which depend, to a large extent, on the price and supply of energy fuels. Rapid price and supply fluctuations may be caused by events relating to international politics, energy conservation and the success of exploration projects.

    SPECIAL CONSIDERATIONS RELATED TO IVY CHINA REGION FUND: Investors should realize that China Region countries may be subject to a greater degree of economic, political and social instability than is the case in the United States or other developed countries. Among the factors causing this instability are (i) authoritarian governments or military involvement in political and economic decision making, (ii) popular unrest associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv) hostile relations with neighboring countries, (v) ethnic, religious and racial disaffection, and (vi) changes in trading status, any one of which could disrupt the principal financial markets in which the Fund invests and adversely affect the value of its assets. In addition, several China Region countries have had hostile relations with neighboring nations. For example, China continues to claim sovereignty over Taiwan, and is scheduled to assume sovereignty over Hong Kong in 1997.

    China Region countries tend to be heavily dependent on international trade, as a result of which their markets are highly sensitive to protective trade barriers and the economic conditions of their principal trading partners (i.e., the United States, Japan and Western European countries). Protectionist trade legislation, reduction of foreign investment in China Region economies and general declines in the international securities markets could have a significant adverse effect on the China Region securities markets. In addition, certain China Region countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk in these countries that such adverse actions might be repeated.

    To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk. In addition, to the extent that any China Region country experiences rapid increases in its money supply or investment in equity securities for speculative purposes, the equity securities traded in such countries may trade at price-earning multiples higher than those of comparable companies trading on securities markets in the United States, which may not be sustainable. Finally, restrictions on foreign investment exists to varying degrees in some China Region countries. Where such restrictions apply, investments may be limited and may increase the Fund's expenses. The SAI contains additional information concerning the risks associated with investing in the China Region.

    SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL SMALL COMPANIES FUND AND IVY NEW CENTURY FUND: In light of Ivy New Century Fund's concentration in equity securities of Emerging Market growth companies (as defined above), an investment in the Fund should be considered speculative. In addition, both Ivy Global Science & Technology Fund and Ivy International Small Companies Fund are expected to have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies, both because they tend to be traded in lower volume and because the companies are subject to greater business risk.

    Because Ivy Global Science & Technology Fund normally focuses its investments in science and technology-related industries, the value of the Fund's shares may be more susceptible to factors affecting those industries and to greater market fluctuation than a fund whose portfolio holdings are more diverse. For example, rapid advances in these industries tend to render existing products obsolete. In addition, many companies in which the Fund is likely to invest are subject to government regulations and approval of their products and services, which may affect their overall profitability and cause their stock prices to be more volatile. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    SPECIAL CONSIDERATIONS RELATED TO IVY GLOBAL NATURAL RESOURCES FUND: Since the Fund normally invests a substantial portion of its assets in securities of companies engaged in natural resources activities, the Fund may be subject to greater risks and market fluctuations than funds with more diversified portfolios. The value of the Fund's securities will fluctuate in response to market conditions generally, and will be particularly sensitive to the markets for those natural resources in which a particular issuer is involved. The values of natural resources may also fluctuate directly with respect to real and perceived inflationary trends and various political developments. In addition, many natural resource companies have been subject to significant costs associated with compliance with environmental and other safety regulations. In selecting the Fund's portfolio of investments, IMI will consider each company's ability to create new products, secure any necessary regulatory approvals, and generate sufficient customer demand. A company's failure to perform well in any one of these areas, however, could cause its stock to decline sharply.

    To take advantage of potential growth opportunities, the Fund might have significant investments in companies with relatively small market capitalization. Securities of smaller companies may be subject to more abrupt or erratic market movements than the securities of larger more established companies because they tend to be traded in lower volume and because the companies are subject to greater business risk.

    The Fund's investments in precious metals (such as gold) and other physical commodities are subject to special risk considerations, including substantial price fluctuations over short periods of time. On the other hand, investments in precious metals coins or bullion could help to moderate fluctuations in the value of the Fund's portfolio, since the prices of precious metals have at times tended not to fluctuate as widely as shares of issuers engaged in the mining of precious metals. Because precious metals and other commodities do not generate investment income, however, the return on such investments will be derived solely from the appreciation and depreciation on such investments. The Fund may also incur storage and other costs relating to its investments in precious metals and other commodities, which may, under certain circumstances, exceed custodial and brokerage costs associated with investments in other types of securities. When the Fund purchases a precious metal, IMI currently intends that it will only be in a form that is readily marketable.

    SPECIAL CONSIDERATIONS RELATED TO IVY LATIN AMERICA STRATEGY FUND: The securities markets of Latin American countries are substantially smaller, less developed, less liquid and more volatile than the major securities markets in the United States. This could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets.

    For many years, most Latin American countries have experienced substantial (and in some periods extremely high) rates of inflation, which have had and may continue to have very negative effects on the economies and securities markets of these countries. In addition, certain Latin American countries are among the largest debtors to commercial banks and foreign governments, and some have declared moratoria on the payment of principal and/or interest on external debt. Accordingly, the Sovereign Debt instruments in which the Fund may invest involve a high degree of risk and should be considered equivalent in quality to debt securities rated below investment-grade by Moody's and S&P.

    The Fund is classified as a non-diversified investment company under the 1940 Act, and therefore may invest, with respect to 50% of its total assets, more than 5% of its total assets in the securities of any one issuer. Consequently, the performance of a single issuer in which the Fund has invested may have a more significant effect on the overall performance of the Fund than if the Fund were a diversified company.

    BANK OBLIGATIONS: The bank obligations in which the Funds may invest include certificates of deposit, bankers' acceptances, and other short-term debt obligations. Investments in certificates of deposit and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of the obligation is fully insured by the Federal Deposit Insurance Corporation ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of Federal or state-chartered institutions whose total assets exceed $1 billion and whose deposits are insured by the FDIC.


    BORROWING: A Fund may only borrow for temporary or emergency purposes, as described above. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the value of the Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).


    COMMERCIAL PAPER: Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations, and finance companies. Each Fund's investments in commercial paper are limited to obligations rated Prime-1 by Moody's or A-1 by S&P, or if not rated, are issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

    CONVERTIBLE SECURITIES: The convertible securities in which the Funds may invest include corporate bonds, notes, debentures and other securities convertible into common stocks. Because convertible securities can be converted into equity securities, their values will normally vary in some proportion with those of the underlying equity securities. Convertible securities usually provide a higher yield than the underlying equity, however, so that the price decline of a convertible security may sometimes be less substantial than that of the underlying equity security.

    DEBT SECURITIES, IN GENERAL: Investment in debt securities, including municipal securities, involves both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with fluctuations in interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its obligations on interest or principal payments at the time called for by the debt instrument.

    U.S. GOVERNMENT SECURITIES: U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. Such securities include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

    Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security. Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life (and increasing the security's price volatility). Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

    INVESTMENT-GRADE DEBT SECURITIES: Bonds rated Aaa by Moody's and AAA by S&P are judged to be of the best quality (i.e., capacity to pay interest and repay principal is extremely strong). Bonds rated Aa/AA are considered to be of high quality (i.e., capacity to pay interest and repay principal is very strong and differs from the highest rated issues only to a small degree). Bonds rated A are viewed as having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated Baa/BBB (considered by Moody's to be "medium grade" obligations) are considered to have an adequate capacity to pay interest and repay principal, but certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some speculative characteristics).

    LOW-RATED DEBT SECURITIES: Securities rated lower than Baa or BBB, and comparable unrated securities (commonly referred to as "high yield" or "junk" bonds), are considered by major credit-rating organizations to have predominately speculative characteristics with respect to the issuer's capacity to pay interest and repay principal. Investors in those Funds that invest in these securities, should be willing to accept the special risks associated with these securities.

    While high yield debt securities are likely to have some quality and protective characteristics, these qualities are largely outweighed by the risk of exposure to adverse conditions and other uncertainties. Accordingly, investments in such securities, while generally providing for greater income and potential opportunity for gain than investments in higher-rated securities, also entail greater risk (including the possibility of default or bankruptcy of the issuer of such securities) and generally involve greater price volatility than securities in higher rating categories. IMI seeks to reduce risk through diversification (including investments in foreign securities), credit analysis and attention to current developments and trends in both the economy and financial markets. Should the rating of a portfolio security be downgraded, IMI will determine whether it is in the affected Fund's best interest to retain or dispose of the security (unless the security is downgraded below the rating of C, in which case IMI most likely would dispose of the security based on then existing market conditions). For additional information regarding the risks associated with investing in high yield bonds, see the SAI (and, in particular, Appendix A, which contains a more complete description of the ratings assigned by Moody's and S&P).

    FOREIGN SECURITIES: The foreign securities in which the Funds invest may include non-U.S. dollar-denominated securities, Eurodollar securities, sponsored or unsponsored ADRs, GDRs, ADSs and GDSs, and debt securities issued, assumed or guaranteed by foreign governments (or political subdivisions or instrumentalities thereof). Investors should consider carefully the special risks that arise in connection with investing in securities issued by companies and governments of foreign nations, which are in addition to those risks that are associated with the Funds' investments, generally.

    In many foreign countries, there is less regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. For example, foreign companies are not generally subject to uniform accounting and financial reporting standards, and foreign securities transactions may be subject to higher brokerage costs. There also tends to be less publicly available information about issuers in foreign countries, and foreign securities markets of many of the countries in which the Funds may invest may be smaller, less liquid and subject to greater price volatility than those in the United States. Generally, price fluctuations in the Funds' foreign security holdings are likely to be high relative to those of securities issued in the United States.

    Other risks include the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), difficulties in pricing, default in foreign government securities, high rates of inflation, difficulties in enforcing foreign judgments, political or social instability, or other developments that could adversely affect the Funds' foreign investments.

    The risks of investing in foreign securities (described above) are likely to be intensified in the case of investments in issuers domiciled or doing substantial business in countries with emerging or developing economies ("emerging markets"). For example, countries with emerging markets may have relatively unstable governments and therefore be susceptible to sudden adverse government action (such as nationalization of businesses, restrictions on foreign ownership or prohibitions against repatriation of assets). Security prices in emerging markets can also be significantly more volatile than in the more developed nations of the world, and communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Delayed settlements could cause a Fund to miss attractive investment opportunities or impair its ability to dispose of portfolio securities, resulting in a loss if the value of the securities subsequently declines. In addition, many emerging markets have experienced and continue to experience especially high rates of inflation. In certain countries, inflation has at times accelerated rapidly to hyperinflationary levels, creating a negative interest rate environment and sharply eroding the value of outstanding financial assets in those countries.

    In recent years, many emerging market countries around the world have undergone political changes that have reduced government's role in economic and personal affairs and have stimulated investment and growth. In order for these emerging economies to continue to expand and develop industry, infrastructure and currency reserves, continued influx of capital is essential. Historically, there is a strong direct correlation between economic growth and stock market returns. While this is no guarantee of future performance, IMI believes that investment opportunities (particularly in the energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of emerging market countries from which the Funds and their shareholders will benefit. IMI believes that similar investment opportunities will be created for companies involved in providing consumer goods and services (e.g., food, beverages, autos, housing, tourism and leisure and merchandising).

    FOREIGN CURRENCY EXCHANGE TRANSACTIONS: A Fund usually effects its currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (e.g., to cover service charges) is usually incurred when a Fund converts assets from one currency to another. A Fund may also be affected unfavorably by fluctuations in the relative rates of exchange between the currencies of different nations.

    FORWARD FOREIGN CURRENCY CONTRACTS: A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date at a predetermined price. Although these contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain that might result should the value of the currencies increase. In addition, there may be an imperfect correlation between a Fund's portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund, which may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

    OPTIONS AND FUTURES TRANSACTIONS: The Funds may use various techniques to increase or decrease their exposure to changing security prices, currency exchange rates, commodity prices, or other factors that affect the value of the Funds' securities. These techniques may involve derivative transactions such as purchasing put and call options, selling put and call options, and engaging in transactions in foreign currency futures, stock index futures and related options.

    A Fund may invest in options on securities in accordance with its stated investment objective and policies (see above). A put option is a short-term contract that gives the purchaser of the option, in return for a premium, the right to sell the underlying security or currency to the seller of the option at a specified price during the term of the option. A call option is a short-term contract that gives the purchaser the right to buy the underlying security or currency from the seller of the option at a specified price during the term of the option. An option on a stock index gives the purchaser the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option.

    A Fund may also enter into futures transactions in accordance with its stated investment objective and policies. An interest rate futures contract is an agreement between two parties to buy or sell a specified debt security at a set price on a future date. A foreign currency futures contract is an agreement to buy or sell a specified amount of a foreign currency for a set price on a future date. A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period.

    Investors should be aware that the risks associated with the use of options and futures are considerable. Options and futures transactions generally involve a small investment of cash relative to the magnitude of the risk assumed, and therefore could result in a significant loss to a Fund if IMI judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments. A Fund may also experience a significant loss if it is unable to close a particular position due to the lack of a liquid secondary market. For further information regarding the use of options and futures transactions and any associated risks, see the SAI.

    PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES: Investors in Ivy Global Natural Resources Fund should be aware that commodities trading is generally considered a speculative activity. For example, prices of precious metals are affected by factors such as cyclical economic conditions, political events and monetary policies of various countries. Accordingly, markets for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices overall are rising. Investments in physical commodities may also present practical problems of delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

    REAL ESTATE INVESTMENT TRUSTS: A real estate investment trust ("REIT") is a corporation, trust or association that invests in real estate mortgages or equities for the benefit of its investors. REITs are dependent upon management skill, may not be diversified and are subject to the risks of financing projects. Equity REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code") and to maintain exemption under the Investment Company Act of 1940, as amended (the "1940 Act"). By investing in REITs indirectly through a Fund, a shareholder will bear not only his/her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

    REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and agreed-upon yield. Each Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. A Fund could experience a delay in obtaining direct ownership of the underlying collateral, and might incur a loss if the value of the security should decline.

    RESTRICTED AND ILLIQUID SECURITIES: An "illiquid security" is an asset that may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the security on its books. A "restricted security" is a security that cannot be offered to the public for sale without first being registered under the Securities Act of 1933, as amended, and is considered to be illiquid until such filing takes place. There may be a lapse of time between a Fund's decision to sell a restricted or illiquid security and the point at which the Fund is permitted or able to sell the security. If adverse market conditions were to develop during that period, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. In addition, issuers of restricted and other illiquid securities may not be subject to the disclosure and other investor protection requirements that would apply if their securities were publicly traded. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily available, are considered illiquid for purposes of the percentage limitations that apply to each Fund's investment in illiquid securities.

    SHARES OF OTHER INVESTMENT COMPANIES: As a shareholder of an investment company, a Fund will bear its ratable share of the investment company's expenses (including management fees, in the case of a management investment company).

    SMALL COMPANIES: Investing in smaller company stocks involves certain special considerations and risks that are not usually associated with investing in larger, more established companies. For example, the securities of smaller companies may be subject to more abrupt or erratic market movements, because they tend to be thinly traded and are subject to a greater degree to changes in the issuer's earnings and prospects. Small companies also tend to have limited product lines, markets or financial resources. Transaction costs in smaller company stocks also may be higher than those of larger companies.

    WARRANTS: The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and are considered speculative investments. For example, if a warrant were not exercised by the date of its expiration, a Fund would lose its entire investment.

    "WHEN-ISSUED" SECURITIES AND FIRM COMMITMENTS: Purchasing securities on a "when-issued" or firm commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

    ZERO COUPON BONDS: Zero coupon bonds are debt obligations issued without any requirement for the periodic payment of interest, and are issued at a significant discount from face value. Since the interest on such bonds is, in effect, compounded, they are subject to greater market value fluctuations in response to changing interest rates than debt securities that distribute income regularly. In addition, for Federal income tax purposes a Fund generally recognizes and is required to distribute income generated by zero coupon bonds currently in the amount of the unpaid accrued interest, even though the actual income will not yet have been received by the Fund.

ORGANIZATION AND MANAGEMENT OF THE FUNDS


    Each Fund, other than Ivy Latin America Strategy Fund, is organized as a separate, diversified portfolio of the Trust, an open-end management investment company organized as a Massachusetts business trust on December 21, 1983. Ivy Latin America Strategy Fund is organized as a non-diversified portfolio (see "Special Considerations Related to Ivy Latin America Strategy Fund"). The business and affairs of each Fund are managed under the direction of the Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI. The Trust has an unlimited number of authorized shares of beneficial interest, and currently has 18 separate portfolios. Each Fund has three classes of shares, designated as Class A, Class B and Class C. Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund and Ivy International Small Companies Fund each has a fourth class of shares designated as Class I. Shares of each Fund entitle their holders to one vote per share (with proportionate voting for fractional shares). The shares of each class represent an interest in the same portfolio of Fund investments. Each class of shares, except for Class I, has a separate Rule 12b-1 distribution plan and bears different distribution fees. In addition, Class I shares of Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund and Ivy International Small Companies Fund bear lower administrative service and transfer agency fees than each such Fund's Class A, Class B and Class C shares. Shares of each class have equal rights as to voting, redemption, dividends and liquidation but have exclusive voting rights with respect to their Rule 12b-1 distribution plans.


    The Trust employs IMI to provide business management services to the Funds, and investment advisory services to all of the Funds other than Ivy Canada Fund and Ivy Global Natural Resources Fund (which are advised by MFC). MIMI provides administrative and accounting services. Ivy Mackenzie Distributors, Inc. ("IMDI") distributes the Funds' shares, and Ivy Mackenzie Services Corp. ("IMSC") provides transfer agency and shareholder-related services for the Funds. IMI, IMDI and IMSC are wholly-owned subsidiaries of MIMI. As of March 31, 1997, IMI and MIMI had approximately $2.70 billion and $145 million, respectively, in assets under management. MIMI is a subsidiary of MFC, which has been an investment counsel and mutual fund manager in Toronto, Ontario, Canada for more than 25 years.

INVESTMENT MANAGER

    IVY CANADA FUND AND IVY GLOBAL NATURAL RESOURCES FUND: For IMI's business management services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.50%. Each Fund pays MFC a monthly fee for advisory services, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 0.35% and 0.50% for Ivy Canada Fund and Ivy Global Natural Resources Fund, respectively.


    IVY ASIA PACIFIC FUND, IVY CHINA REGION FUND, IVY GLOBAL SCIENCE & TECHNOLOGY FUND, IVY INTERNATIONAL FUND II, IVY INTERNATIONAL FUND, IVY INTERNATIONAL SMALL COMPANIES FUND, IVY LATIN AMERICA STRATEGY FUND, IVY NEW CENTURY FUND AND IVY PAN-EUROPE FUND: For IMI's business management and investment advisory services, each Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00%.



    IMI voluntarily limits the total operating expenses for each Fund except Ivy International Fund (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% (1.50%, in the case of Ivy International Fund II) of the Funds' average net assets, which may lower each Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the affected Fund's expenses may increase and its total return may be reduced.


    Northern Cross currently serves as subadviser for Ivy International Fund, for which IMI pays a fee at a rate equal, on an annual basis, to 0.60% of the Fund's average net assets. From July 1, 1990 through March 31, 1993 and from November 18, 1985 through June 30, 1990, Boston Overseas Investors, Inc. and Marsh & Cunningham, Inc., respectively, provided subadvisory services to the Fund, based on the same investment strategy and program currently employed by Northern Cross.

    IVY GLOBAL FUND: For IMI's business management and investment advisory services, the Fund pays IMI a fee, which is accrued daily and paid monthly, based on the Fund's average net assets at an annual rate of 1.00% of the first $500 million in net assets and 0.75% on net assets over $500 million. For the fiscal year ended December 31, 1996, the effective management fee paid to IMI was 1.00% of the Fund's average net assets.

    Currently, IMI voluntarily limits the Fund's total operating expenses (excluding Rule 12b-1 fees, interest, taxes, brokerage commissions, litigation, indemnification, and extraordinary expenses) to an annual rate of 1.95% of the Fund's average net assets, which may lower the Fund's expenses and increase its total return. This voluntary expense limitation may be terminated or revised at any time, at which point the Fund's expenses may increase and its total return may be reduced.

    ALL FUNDS: IMI pays all expenses that it incurs in rendering management services to the Funds. Each Fund bears its own operational costs. General expenses of the Trust that are not readily identifiable as belonging to a particular series of the Trust (or a particular class thereof) are allocated among and charged to each series based on its relative net asset size. Expenses that are attributable to a particular Fund (or class thereof) will be borne by that Fund (or class) directly. The fees payable to IMI are subject to any reimbursement or fee waiver to which IMI may agree. The investment management fees paid by the Funds are higher than those charged by many funds that invest primarily in U.S. securities, but not necessarily higher than the fees charged to funds with investment objectives similar to those of the Funds.

    PORTFOLIO MANAGEMENT: The following individuals have responsibilities for management of the Funds:

    - James W. Broadfoot, an Executive Vice President and Chief Investment Officer of IMI and Vice President of the Trust, is the portfolio manager for Ivy Global Science & Technology Fund. Prior to joining the organization in 1990, Mr. Broadfoot was a principal in an investment counsel firm specializing in emerging growth companies. Mr. Broadfoot has 24 years of professional investment experience, and is a Chartered Financial Analyst. He has an MBA from The Wharton School of the University of Pennsylvania.

    - Hakan Castegren, President of Northern Cross, has been the portfolio manager for Ivy International Fund since its inception in 1986 and has 36 years of professional investment experience. He earned his MBA from the Stockholm School of Economics.


    - Michael G. Landry is the President and a Director of IMI and MIMI and the Chairman and a Trustee of the Trust. Mr. Landry has headed these organizations since 1987. Previously he was a Senior Vice President and portfolio manager with Templeton International. He has over 20 years of professional investment experience. He has a degree in economics from Carleton University. Mr. Landry is the portfolio manager for Ivy Global Fund and Ivy Pan-Europe Fund, co-manages Ivy International Small Companies Fund and manages Ivy New Century Fund in conjunction with the Ivy international research team.


    - Frederick Sturm, a Senior Vice President of MFC, is the portfolio manager of Ivy Canada Fund and Ivy Global Natural Resources Fund. Mr. Sturm joined MFC in 1983 and has 11 years of professional investment experience. In that time, Mr. Sturm has established a performance record in the natural resource sector. Mr. Sturm, a Chartered Financial Analyst, is a graduate of the University of Toronto where he earned a degree in commerce and finance.


    - Barbara Trebbi is a Senior Vice President of IMI and managing director of the Ivy international research team. In conjunction with the Ivy emerging markets research team she is the portfolio manager for Ivy Asia Pacific Fund, Ivy China Region Fund, Ivy International Fund II and Ivy Latin America Strategy Fund. Ms. Trebbi also co-manages Ivy International Small Companies Fund. Ms. Trebbi joined the organiza-tion in 1988 and has nine years of professional investment experience. She is a Chartered Financial Analyst and holds a Graduate Diploma from the London School of Economics. In addition to Ms. Trebbi, the Ivy international research team is comprised of Justin Lu, who is a graduate of Shanghai International University; Oleg Makhorine, located in Prague, who is a graduate of the Economics University of Prague; Moira McLachlan, who earned her degree in international business from the University of South Carolina; and Johnason Tang, located in Shanghai, who is a graduate of Shanghai International University.



    IMI'S INVESTMENT PROCESS: Each of IMI's international equity portfolio managers is supported by a team of research analysts, who are responsible for providing objective information on regional and country-specific economic and political developments and monitoring individual companies. Members of the research analyst team that supports IMI's international equity portfolio managers are located in the U.S. at Ivy Mackenzie's south Florida office, as well as in Asia and Europe. IMI's analysts use a variety of research sources, such as brokerage reports, economic and financial news services, equity databases and company reports. Established relationships with more than thirty research firms provide IMI's analysts and portfolio managers access to information on the various factors that may influence a particular investment decision. These firms range from large investment banks with global coverage to local research houses. In many cases, IMI's investment professionals also conduct primary research by meeting with company management, touring facilities, and speaking with local research analysts, economists and strategists. Such primary research is considered particularly important in emerging market countries.



    Research efforts by IMI focus on determining opportunities that fall within the IMI's long-term, value-oriented approach to investing. The investment decision making process starts with a "top-down" view of a particular country and the long-term outlook for given industries within that country. Company selection generally is based on a "bottom-up" analysis of certain value measures (e.g., earnings, cash flow and growth potential) that are monitored in a proprietary database in which risk-adjusted company valuations across countries and industries are compared. Ultimate investment decisions take into account the fund's investment objective, diversification requirements and risk tolerance level. While current earnings are considered important, investment decisions most often are based on earnings estimates over a five-year period. Stock selection typically is concentrated in the cheapest 20% of the universe and sell recommendations normally are generated when valuations reach the top 20% of the universe.


FUND ADMINISTRATION AND ACCOUNTING

    MIMI provides various administrative services for the Funds, such as maintaining the registration of Fund shares under state "Blue Sky" laws, and assisting with the preparation of Federal and state income tax returns, financial statements and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with the filing of registration statements, proxies and other required filings under Federal and state law. Under this arrangement, the average net assets attributable to each Fund's Class A, Class B and Class C shares are subject to a fee, accrued daily and paid monthly, at an annual rate of 0.10%. The average net assets attributable to Class I shares are subject to a fee at the annual rate of 0.01%.

    MIMI also provides certain accounting and pricing services for the Funds (see "Fund Accounting Services" in the SAI for more information).

TRANSFER AGENT

    IMSC is the transfer and dividend-paying agent for the Funds, and also provides certain shareholder-related services. Certain broker-dealers that maintain shareholder accounts with the Funds through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by IMSC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly (see "Investment Advisory and Other Services" in the SAI).

ALTERNATIVE PURCHASE ARRANGEMENTS

    CLASS A SHARES: Class A shares are subject to an initial sales charge, unless the amount you purchase is $500,000 or more (see "Contingent Deferred Sales Charge -- Class A Shares"). Certain purchases qualify for a reduced initial sales charge (see "Qualifying for a Reduced Sales Charge"). Class A shares (for all Funds except Ivy Canada Fund) are subject to ongoing service fees at an annual rate of 0.25% of a Fund's average net assets attributable to its Class A shares. Class A shares of Ivy Canada Fund are subject to ongoing service and distribution fees at a combined annual rate of up to 0.40% of the Fund's average net assets attributable to its Class A shares. If you do not specify on your Account Application which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

    CLASS B AND CLASS C SHARES: Class B and Class C shares are not subject to an initial sales charge, but are subject to a CDSC if redeemed within six years of purchase, in the case of Class B shares, or within one year of purchase, in the case of Class C shares. Both classes of shares are subject to ongoing service and distribution fees at a combined annual rate of up to 1.00% of a Fund's average net assets attributable to its Class B or Class C shares. The ongoing distribution fee will cause these shares to have a higher expense ratio than that of Class A shares. Also, to the extent that a Fund pays any dividends, these higher expenses will result in lower dividends than those paid on Class A shares.


    CLASS I SHARES: Class I shares are offered by Ivy Global Science & Technology Fund, Ivy International Fund II, Ivy International Fund and Ivy International Small Companies Fund only to institutions and certain individuals, and are not subject to an initial sales charge or a CDSC, nor to ongoing service or distribution fees. Class I shares also bear lower fees than Class A, Class B and Class C shares.


    FACTORS TO CONSIDER IN CHOOSING AN ALTERNATIVE: The multi-class structure of the Funds allows you to choose the most beneficial way to buy shares given the size of your purchase and the length of time you expect to hold your shares. You should consider whether, during the anticipated life of your Fund investment, the accumulated service and distribution fees on Class B and Class C shares would be less than the initial sales charge and accumulated service fees on Class A shares purchased at the same time, and to what extent this differential would be offset by the Class A shares' potentially higher yield. Also, sales personnel may receive different compensation depending on which class of shares they are selling. The tables under the caption "Annual Fund Operating Expenses" at the beginning of this Prospectus contain additional information that is designed to assist you in making this determination.

DIVIDENDS AND TAXES

    DIVIDENDS: Distributions you receive from a Fund are reinvested in additional shares of the same class of a Fund unless you elect to receive them in cash. Dividends ordinarily will vary from one class to another.

    Each Fund intends to make a distribution for each fiscal year of any net investment income and net realized short-term capital gain, as well as any net long-term capital gain realized during the year. An additional distribution may be made of net investment income, net realized short-term capital gains and net realized long-term capital gains to comply with the calendar year distribution requirement under the excise tax provisions of Section 4982 of the Code.

    TAXATION: The following discussion is intended for general information only. You should consult with your tax adviser as to the tax consequences of an investment in a particular Fund, including the status of distributions from the Fund under applicable state or local law.

    Each Fund intends to qualify annually as a regulated investment company under the Code. To qualify, each Fund must meet certain income, distribution and diversification requirements. In any year in which a Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any Federal income or excise tax.

    Dividends paid out of a Fund's investment company taxable income (including dividends, interest and net short-term capital gains) will be taxable to a shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares.

    A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

    Investments in securities that are issued at a discount will result each year in income to a Fund equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

    Income and gains received by a Fund from sources within foreign countries may be subject to foreign withholding and other taxes. Unless a Fund is eligible to and elects to "pass through" to its shareholders the amount of foreign income and similar taxes paid by the Fund, these taxes will reduce the Fund's investment company taxable income, and distributions of investment company taxable income received from the Fund will be treated as U.S. source income.

    Any gain or loss realized by a shareholder upon the sale or other disposition of shares of a Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally will be a capital gain or loss which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares.

    A Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability.

    Fund distributions may be subject to state, local and foreign taxes. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Further information relating to tax consequences is contained in the SAI.

PERFORMANCE DATA

    Performance information (e.g., "total return" and "yield") is computed separately for each class of Fund shares in accordance with formulas prescribed by the SEC. Performance information for each class may be compared in reports and promotional literature to indices such as the Standard and Poor's 500 Stock Index, Dow Jones Industrial Average, and Morgan Stanley Capital International World Index. Advertisements, sales literature and communications to shareholders may also contain statements of a Fund's current yield, various expressions of total return and current distribution rate. Performance figures will vary in part because of the different expense structures of the Funds' different classes. ALL PERFORMANCE INFORMATION IS HISTORICAL AND IS NOT INTENDED TO SUGGEST FUTURE RESULTS.

    "Total return" is the change in value of an investment in a Fund for a specified period, and assumes the reinvestment of all distributions and imposition of the maximum applicable sales charge. "Average annual total return" represents the average annual compound rate of return of an investment in a particular class of Fund shares assuming the investment is held for one year, five years and ten years as of the end of the most recent calendar quarter. Where a Fund provides total return quotations for other periods, or based on investments at various sales charge levels or at net asset value, "total return" is based on the total of all income and capital gains paid to (and reinvested by) shareholders, plus (or minus) the change in the value of the original investment expressed as a percentage of the purchase price.

    "Current yield" reflects the income per share earned by a Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the maximum public offering price on the last day of that period and then annualizing the result. Dividends or distributions that were paid to a Fund's shareholders are reflected in the "current distribution rate," which is computed by dividing the total amount of dividends per share paid by a Fund during the preceding 12 months by the Fund's current maximum offering price (which includes any applicable sales charge). The "current distribution rate" will differ from the "current yield" computation because it may include distributions to shareholders from sources other than dividends and interest, short term capital gain and net equalization credits and will be calculated over a different period of time.


    PRIOR PERFORMANCE OF IVY INTERNATIONAL FUND II'S PORTFOLIO MANAGER: Provided below are performance figures for the international sub-portfolio of Ivy Growth Fund (the "Sub-Portfolio"). Ivy Growth Fund is a separate series of the Trust. The Sub-Portfolio has been managed since November 1, 1993 by Barbara Trebbi, one of the Ivy Growth Fund managers, and has comprised 20% - 25% of Ivy Growth Fund's portfolio. The performance figures presented below are unaudited, and are intended to illustrate the past performance of the Sub-Portfolio's investment policies and strategies, which are substantially similar to those that will be employed with respect to Ivy International Fund II. In comparing an equity fund that has an international sub-portfolio to a purely international fund, investors should bear in mind that custody, brokerage and certain other expenses of a purely international fund will ordinarily be higher. Accordingly, the returns shown below would be adversely affected if Ivy Growth Fund were a purely international fund. The performance information provided below is historical and relates exclusively to the Sub-Portfolio. As such, it is not indicative of the future performance of Ivy International Fund II, or of the past or future performance of IMI.



    The following table summarizes the calculation of average annual return for the Sub-Portfolio compared with the performance of the MSCI-EAFE Index and the Lipper Average for international funds for the periods indicated.



                                             SUB-                      LIPPER AVERAGE
                                          PORTFOLIO       MSCI-EAFE   FOR INTERNATIONAL
                                       IVY GROWTH FUND*    INDEX**        FUNDS***
                                       ----------------   ---------   -----------------
One year ended March 31, 1997........          %               %                %
Three years ended March 31, 1997.....          %               %                %
Period from November 1, 1993****
 through March 31, 1997..............          %               %                %


---------------


  * Average annual return reflects the average change in portfolio value, during the periods indicated, including reinvestment of dividends, is net of a pro-rata allocation of Class A share Total Fund Operating Expenses, and does not include a sales charge. Returns of Class B and Class C shares were lower than Class A shares based on differences in their respective sales loads and fees.



  ** The MSCI-EAFE Index is an unmanaged index of common stocks that is considered to be generally representative of the performance of issuers located in Europe, Australia and the Far East. The Index is adjusted to reflect reinvestment of dividends, but does not reflect fees, brokerage commissions, or other expenses of investing.



 *** The Lipper Average for international funds represents the performance of the average international fund as measured by Lipper Analytical Services, Inc.



**** The date on which Ms. Trebbi commenced managing the Sub-Portfolio.



    Although the investment objectives and policies of Ivy International Fund II are similar to those of Ivy International Fund, a separate portfolio of the Trust, Ivy International Fund II's portfolio securities are not expected to be the same as those of Ivy International Fund for a variety of reasons, including that these funds have different portfolio managers. Over time, the portfolio managers' investment decisions on behalf of these funds will result in different securities being selected for these funds. Consequently, investors should not expect the performance of the Ivy International Fund II to be identical to that of the Sub-Portfolio or Ivy International Fund.


HOW TO BUY SHARES

    Effective April 18, 1997 (the "Effective Date"), Ivy International Fund suspended the offer of its shares to new investors. Shares of Ivy International Fund are available for purchase only by existing shareholders of Ivy International Fund. In addition, a prospective investor who communicated his or her definite indication of interest in purchasing Ivy International Fund shares within 30 days prior to the Effective Date, to either IMDI or through his or her investment professional, may purchase Ivy International Fund shares within three months following the Effective Date, provided the investor meets the minimum initial investment requirement of Ivy International Fund. As of the Effective Date, expressions of interest are no longer accepted by IMDI. Once a shareholder's account has been liquidated, the shareholder may not invest in Ivy International Fund at a later date.

    OPENING AN ACCOUNT: Complete and sign the Account Application on the last page of this Prospectus. Make your check payable to the Fund in which you are investing. No third party checks will be accepted. Deliver these items to your registered representative or selling broker, or send them to one of the addresses below:

    Regular Mail:

                          IVY MACKENZIE SERVICES CORP.
                                 P.O. BOX 3022
                           BOCA RATON, FL 33431-0922

    Courier:

                          IVY MACKENZIE SERVICES CORP.
                      700 SOUTH FEDERAL HIGHWAY, SUITE 300
                              BOCA RATON, FL 33432

    The Funds reserve the right to reject, for any reason, any purchase order.

    MINIMUM INVESTMENT POLICIES: The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional amounts for retirement accounts may be less (see "Retirement Plans").

    Accounts in Class I of any of the Class I Funds can be opened with a minimum initial investment of $5,000,000; the minimum additional investment is $10,000. The minimum initial investment in Class I of these Funds may be spread over the thirteen-month period following the opening of the account.

    BUYING ADDITIONAL SHARES: You may add to your account at any time through any of the following options:

    By Mail: Complete the investment slip attached to your statement, or write instructions including the account registration, Fund number and account number of the shares you wish to purchase. Send your check (payable to the Fund in which you are investing), along with your investment slip or written instructions, to one of the addresses above.

    Through your Broker: Deliver the investment slip attached to your statement, or written instructions, along with your payment to your registered representative or selling broker.

    By Wire: Purchases may also be made by wiring money from your bank account to your Ivy account. Your bank may charge a fee for wiring funds. Before wiring any funds, please call IMSC at 1-800-777-6472. Wiring instructions are as follows:

                      FIRST UNION NATIONAL BANK OF FLORIDA
                                JACKSONVILLE, FL
                                 ABA#063000021
                             ACCOUNT #2090002063833
                             FOR FURTHER CREDIT TO:
                         YOUR IVY ACCOUNT REGISTRATION
                      YOUR FUND NUMBER AND ACCOUNT NUMBER

    By Automatic Investment Method: Complete Sections 6A and 7B on the Account Application (see "Automatic Investment Method" on page 30 for more information).

HOW YOUR PURCHASE PRICE IS DETERMINED

    Your purchase price for Class A shares of a Fund is the net asset value ("NAV") per share plus a sales charge, which may be reduced or eliminated in certain circumstances. The purchase price per share is known as the public offering price. Your purchase price for Class B, Class C and Class I shares is the NAV per share.

    Share purchases will be made at the next determined price after your purchase order is received. The price is effective for orders received by IMSC or by your registered securities dealer prior to the time of the determination of the NAV. Any orders received after the time of the determination of the NAV will be entered at the next calculated price.

    Orders placed with a securities dealer before the NAV is determined that are transmitted through the facilities of the National Securities Clearing Corporation on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

    You will receive an account statement after any purchase, exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans (see the SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

HOW EACH FUND VALUES ITS SHARES

    The NAV per share is the value of one share. The NAV is determined for each Class of shares as of the close of the New York Stock Exchange on each day the Exchange is open by dividing the value of a Fund's net assets attributable to a class by the number of shares of that class that are outstanding, adjusted to the nearest cent. These procedures are described more completely in the SAI.

    The Trustees have established procedures to value a Fund's securities in order to determine the NAV. The value of a foreign security is determined as of the normal close of trading on the foreign exchange on which it is traded or as of the close of regular trading on the New York Stock Exchange, if that is earlier. If no sale is reported at that time, the average between the current bid and asked price is used. All other securities for which OTC market quotations are readily available are valued at the average between the current bid and asked price. Securities and other assets for which market prices are not readily available are valued at fair value, as determined by IMI and approved in good faith by the Board. Money market instruments of a Fund are valued at amortized cost.

INITIAL SALES CHARGE ALTERNATIVE -- CLASS A SHARES

    Shares are purchased at a public offering price equal to their NAV per share plus a sales charge, as set forth below.

                                                              SALES CHARGE
                                                         -----------------------   PORTION OF
                                                            AS A         AS A        PUBLIC
                                                         PERCENTAGE   PERCENTAGE    OFFERING
                                                         OF PUBLIC      OF NET       PRICE
                                                          OFFERING      AMOUNT      RETAINED
                   AMOUNT INVESTED                         PRICE       INVESTED    BY DEALER
                   ---------------                       ----------   ----------   ----------
Less than $50,000....................................       5.75%        6.10%        5.00%
$50,000 but less than $100,000.......................       5.25%        5.54%        4.50%
$100,000 but less than $250,000......................       4.50%        4.71%        3.75%
$250,000 but less than $500,000......................       3.00%        3.09%        2.50%
$500,000 or over*....................................       0.00%        0.00%        0.00%

* A CDSC may apply to the redemption of Class A shares that are purchased without an initial sales charge. See "Contingent Deferred Sales Charge -- Class A Shares."

    Sales charges are not applied to any dividends or capital gains that are reinvested in additional shares of the Fund. An investor may be charged a transaction fee for Class A and Class I shares purchased or redeemed at NAV through a broker or agent other than IMDI.

    With respect to purchases of $500,000 or more through dealers or agents, IMDI may, at the time of purchase, pay such dealers or agents from its own resources a commission to compensate such dealers or agents for their distribution assistance in connection with such purchases. The commission would be computed as set forth below:

                              NAV COMMISSION TABLE
               (FOR ALL IVY FUNDS EXCEPT IVY INTERNATIONAL FUND)

                          PURCHASE AMOUNT                            COMMISSION
                          ---------------                            ----------
First  $3,000,000..................................................     1.00%
Next   $2,000,000..................................................      .50%
Over   $5,000,000..................................................      .25%

                              NAV COMMISSION TABLE
                            (IVY INTERNATIONAL FUND)

                          PURCHASE AMOUNT                            COMMISSION
                          ---------------                            ----------
First  $3,000,000..................................................     .50%
Next   $2,000,000..................................................     .25%
Over   $5,000,000..................................................     .10%

    Dealers who receive 90% or more of the sales charge may be deemed to be "underwriters" as that term is defined in the 1933 Act.

    IMDI compensates participating brokers who sell Class A shares through the initial sales charge. IMDI retains that portion of the initial sales charge that is not reallowed to the dealers, which it may use to distribute a Fund's Class A shares. Pursuant to separate distribution plans for the Funds' Class A, Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Pursuant to the Funds' Class A distribution plans, IMDI currently pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments.

    IMDI may from time to time pay a bonus or other incentive to dealers (other than IMDI) which employ a registered representative who sells a minimum dollar amount of the shares of a Fund and/or other funds distributed by IMDI during a specified period of time. This bonus or other incentive may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the U.S. or other bonuses such as gift certificates or the cash equivalent of such bonus or incentive.

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES

    Purchases of $500,000 or more of Class A shares will be made at NAV with no initial sales charge, but if the shares are redeemed within 24 months (12 months, in the case of Ivy International Fund) after the end of the calendar month in which the purchase was made (the CDSC period), a CDSC of 1.00% will be imposed (0.50%, in the case of Ivy International Fund).

    The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class A shares redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase price, including any dividends or capital gains which have been reinvested in additional Class A shares.

    In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first made from any shares in your account not subject to the CDSC. The CDSC is waived in certain circumstances. See the discussion below under the caption "Waiver of Contingent Deferred Sales Charge."

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class A Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    Class A shareholders may exchange their Class A shares subject to a CDSC ("outstanding Class A shares") for Class A shares of another Ivy or Mackenzie fund ("new Class A shares") on the basis of the relative NAV per Class A share, without the payment of any CDSC that would be due upon the redemption of the outstanding Class A shares. The original CDSC rate that would have been charged if the outstanding Class A shares were redeemed will carry over to the new Class A shares received in the exchange, and will be charged accordingly at the time of redemption.

QUALIFYING FOR A REDUCED SALES CHARGE

    RIGHTS OF ACCUMULATION (ROA): Rights of Accumulation ("ROA") is calculated by determining the current market value of all Class A shares in all Ivy or Mackenzie fund accounts (except Ivy Money Market Fund) owned by you, your spouse, and your children under 21 years of age. ROA is also applicable to accounts under a trustee or other single fiduciary (including retirement accounts qualified under Section 401 of the Code). The current market value of each of your accounts as described above is added together and then added to your current purchase amount. If the combined total is equal or greater than a breakpoint amount for a Fund, then you qualify for the reduced sales charge. To reduce or eliminate the sales charge, you must complete Section 4C of the Account Application.

    LETTER OF INTENT (LOI): A Letter of Intent ("LOI") is a non-binding agreement that states your intention to invest in additional Class A shares, within a thirteen month period after the initial purchase, an amount equal to a breakpoint amount for a Fund. The LOI may be backdated up to 90 days. To sign an LOI, please complete Section 4C of the Account Application.

    Should the LOI not be fulfilled within the thirteen month period, your account will be debited for the difference between the full sales charge that applies for the amount actually invested and the reduced sales charge actually paid on purchases placed under the terms of the LOI.

    PURCHASES OF CLASS A SHARES AT NET ASSET VALUE: Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy or Mackenzie fund, may be exempt from sales charges on the purchase of Class A shares of any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    Class A shares of a Fund may be purchased without an initial sales charge or CDSC by (i) officers and Trustees of the Trust (and their relatives), (ii) officers, directors, employees, retired employees, legal counsel and accountants of IMI, MIMI, and MFC (and their relatives), and (iii) directors, officers, partners, registered representatives, employees and retired employees (and their relatives) of dealers having a sales agreement with IMDI (or trustees or custodians of any qualified retirement plan or IRA established for the benefit of any such person). In addition, certain investment advisors and financial planners who charge a management, consulting or other fee for their services and who place trades for their own accounts or the accounts of their clients may purchase Class A shares of a Fund without an initial sales charge or a CDSC, provided such purchases are placed through a broker or agent who maintains an omnibus account with that Fund. Also, clients of these advisors and planners may make purchases under the same conditions if the purchases are through the master account of such advisor or planner on the books of such broker or agent. This provision applies to assets of retirement and deferred compensation plans and trusts used to fund those plans including, but not limited to, those defined in
Section 401(a), 403(b) or 457 of the Code and "Rabbi Trusts" whose assets are used to purchase shares of a fund through the aforementioned channels.

    Class A shares of a Fund may be purchased at NAV by retirement plans qualified under section 401(a) or 403(b) of the Code, subject to the Employee Retirement Income Security Act of 1974, as amended. A CDSC of 1.00% (0.50%, in the case of Ivy International Fund) will be imposed on such purchases in the event of certain plan-level redemption transactions within 24 months (12 months, in the case of Ivy International Fund) following such purchases. Class A shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if the Plan has at least $3 million in assets or 500 or more eligible employees. Class B shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan has less than $3 million in assets or fewer than 500 eligible employees. For further information see "GROUP SYSTEMATIC INVESTMENT PROGRAM" in the Fund's SAI.

    If investments by retirement plans at NAV are made through a dealer who has executed a dealer agreement with respect to a Fund, IMDI may, at the time of purchase, pay the dealer out of IMDI's own resources a commission to compensate the dealer for its distribution assistance in connection with the retirement plan's investment. Please refer to the NAV Commission Tables on page 24 of this Prospectus. Please contact IMDI for additional information.

    Class A shares can also be purchased without an initial sales charge, but subject to a CDSC of 1.00% during the first 24 months (0.50% during the first 12 months, in the case of Ivy International Fund), by: (a) any state, county or city (or any instrumentality, department, authority or agency of such entities) that is prohibited by applicable investment laws from paying a sales charge or commission when purchasing shares of a registered investment management company (an "eligible governmental authority"), and (b) trust companies, bank trust departments, credit unions, savings and loans and other similar organizations in their fiduciary capacity or for their own accounts, subject to any minimum requirements set by IMDI (currently, these criteria require that the amount invested or to be invested in the subsequent 13-month period totals at least $250,000). In either case, IMDI may pay commissions to dealers that provide distribution assistance on the same basis as in the preceding paragraph.

    Class A shares of a Fund may also be purchased without a sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies. Additional information on reductions or waivers may be obtained from IMDI at the address listed on the cover of the Prospectus.

CONTINGENT DEFERRED SALES CHARGE ALTERNATIVE -- CLASS B AND CLASS C SHARES

    Class B and Class C shares are offered at NAV per share without a front end sales charge. Class C shares redeemed within one year of purchase will be subject to a CDSC of 1%, and Class B shares redeemed within six years of purchase will be subject to a CDSC at the rates set forth below. This charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the shares being redeemed. Accordingly, you will not be assessed a CDSC on increases in account value above the initial purchase price, including shares derived from dividends or capital gains reinvested. In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the requisite maximum holding period or those you acquire through reinvestment of dividends or capital gains, and next from the shares you have held the longest during the requisite holding period.

    Proceeds from the CDSC are paid to IMDI. The proceeds are used, in whole or in part, to defray its expenses related to providing each Fund with distribution services in connection with the sale of Class B and Class C shares, such as compensating selected dealers and agents for selling these shares. The combination of the CDSC and the distribution and service fees makes it possible for a Fund to sell Class B or Class C shares without deducting a sales charge at the time of the purchase.

    In the case of Class B shares, the amount of the CDSC, if any, will vary depending on the number of years from the time you purchase your Class B shares until the time you redeem them. Solely for purposes of determining this holding period, any payments you make during the quarter will be aggregated and deemed to have been made on the last day of the quarter. In the case of Class C shares, solely for purposes of determining this holding period, any purchases you make during a month will be deemed to have been made on the last day of the month.

                                                  CONTINGENT DEFERRED
                                                   SALES CHARGE AS A
                                                  PERCENTAGE OF DOLLAR
                CLASS B SHARES                     AMOUNT SUBJECT TO
             YEAR SINCE PURCHASE                         CHARGE
             -------------------                  --------------------
First.........................................               5%
Second........................................               4%
Third.........................................               3%
Fourth........................................               3%
Fifth.........................................               2%
Sixth.........................................               1%
Seventh and thereafter........................               0%

    IMDI currently intends to pay to dealers a sales commission of 4% of the sale price of Class B shares that they have sold, and will receive the entire amount of the CDSC paid by shareholders on the redemption of Class B shares to finance the 4% commission and related marketing expenses.

    With respect to Class C shares, IMDI currently intends to pay to dealers a sales commission of 1% of the sale price of Class C shares that they have sold, a portion of which is to compensate the dealers for providing Class C shareholder account services during the first year of investment. IMDI will receive the entire amount of the CDSC paid by shareholders on the redemption of Class C shares to finance the 1% commission and related marketing expenses.

    Pursuant to separate distribution plans for the Funds' Class B and Class C shares, IMDI bears various promotional and sales related expenses, including the cost of printing and mailing prospectuses to persons other than shareholders. Under the Funds' Class B Plan, IMDI retains 0.75% of the continuing 1.00% service/distribution fee assessed to Class B shareholders, and pays a continuing service fee to qualified dealers at an annual rate of 0.25% of qualified investments. Under the Class C Plan, IMDI pays continuing service/distribution fees to qualified dealers at an annual rate of 1.00% of qualified investments after the first year of investment (0.25% of which represents a service fee).

    CONVERSION OF CLASS B SHARES: Your Class B shares and an appropriate portion of both reinvested dividends and capital gains on those shares will be converted into Class A shares automatically no later than the month following eight years after the shares were purchased, resulting in lower annual distribution fees. If you exchanged Class B shares into a Fund from Class B shares of another Ivy or Mackenzie fund, the calculation will be based on the time the shares in the original fund were purchased.

    WAIVER OF CONTINGENT DEFERRED SALES CHARGE: The CDSC is waived for (i) redemptions in connection with distributions not exceeding 12% annually of the initial account balance (i.e., the value of the shareholder's Class B or Class C Fund account at the time of the initial distribution) (ia) following retirement under a tax qualified retirement plan, or (ib) upon attaining age 59 1/2 in the case of an IRA, a custodial account pursuant to section 403(b)(7) of the Code or a Keogh Plan; (ii) redemption resulting from tax-free return of an excess contribution to an IRA; or (iii) any partial or complete redemption following the death or disability (as defined in Section 72(m)(7) of the Code) of a shareholder from an account in which the deceased or disabled is named, provided that the redemption is requested within one year of death or disability. IMDI may require documentation prior to waiver of the CDSC.

    ARRANGEMENTS WITH BROKER-DEALERS AND OTHERS: IMDI may, at its own expense, pay concessions in addition to those described above to dealers that satisfy certain criteria established from time to time by IMDI. These conditions relate to increasing sales of shares of the Funds over specified periods and to certain other factors. These payments may, depending on the dealer's satisfaction of the required conditions, be periodic and may be up to (i) 0.25% of the value of Fund shares sold by the dealer during a particular period, and (ii) 0.10% of the value of Fund shares held by the dealer's customers for more than one year, calculated on an annual basis.

HOW TO REDEEM SHARES

    You may redeem your Fund shares through your registered securities representative, by mail or by telephone. A CDSC may apply to certain Class A share redemptions, to Class B share redemptions prior to conversion and to Class C shares that are redeemed within one year of purchase. All redemptions are made at the NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00 p.m. Eastern time to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. Eastern time will be processed at the price determined on the following business day. IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK, PAYMENT OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS CLEARED OR FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE. If you own shares of more than one class of a Fund, the Fund will redeem first the shares having the highest 12b-1 fees; any shares subject to a CDSC will be redeemed last unless you specifically elect otherwise.

    When shares are redeemed, a Fund generally sends you payment on the next business day. Under unusual circumstances, a Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon, among other factors, the market value of the Fund's securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees," below.

    If you are not certain of the requirements for a redemption, please contact IMSC at 1-800-777-6472.

    THROUGH YOUR REGISTERED SECURITIES DEALER: The Dealer is responsible for promptly transmitting redemption orders. Redemptions requested by dealers will be made at the NAV (less any applicable CDSC) determined at the close of regular trading (4:00 p.m. Eastern time) on the day that a redemption request is received in good order by IMSC.

    BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

    - Any outstanding certificate(s) for shares being redeemed.

    - A letter of instruction, including the account registration, fund number, the account number and the dollar amount or number of shares to be redeemed.

    - Signatures of all registered owners whose names appear on the account.

    - Any required signature guarantees.

    - Other supporting legal documentation, if required (in the case of estates, trusts, guardianships, corporations, unincorporated associations, retirement plan trustees or others acting in representative capacities).

    The dollar amount or number of shares indicated for redemption must not exceed the available shares or NAV of your account at the next-determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

    Mail your request to IMSC at one of the addresses on page 23 of this Prospectus.

    BY TELEPHONE: Individual and joint accounts may redeem up to $50,000 per day over the telephone by contacting IMSC at 1-800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement. If you are unable to execute your transaction by telephone, you may want to consider placing the order in writing and sending it by mail or overnight courier.

    Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature guarantee would be required.

    Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or the registered representative's assistant.

    Shares held in certificate form cannot be redeemed by telephone.

    If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically. Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or let your registered representative do so on your behalf, you must notify IMSC in writing.

    Each Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    Receiving Your Proceeds By Federal Funds Wire: For shareholders who established this feature at the time they opened their account, telephone instructions will be accepted for redemption of amounts up to $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

    In order to add this feature to an existing account or to change existing bank account information, please submit a letter of instructions including your bank information to IMSC at the address provided above. The letter must be signed by all registered owners, and their signatures must be guaranteed.

    Your account will be charged a fee of $10 each time redemption proceeds are wired to your bank. Your bank may also charge you a fee for receiving a Federal Funds wire.

    Neither IMSC nor any of the Funds can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

MINIMUM ACCOUNT BALANCE REQUIREMENTS

    Due to the high cost of maintaining small accounts and subject to state law requirements, a Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months. A Fund will not redeem an account unless the shareholder has been given at least 60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's portfolio securities. This provision does not apply to IRAs, other retirement accounts and UGMA/UTMA accounts.

SIGNATURE GUARANTEES

    For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the following requests:

    - Redemption requests over $50,000.

    - Requests for redemption proceeds to be sent to someone other than the registered shareholder.

    - Requests for redemption proceeds to be sent to an address other than the address of record.

    - Registration transfer requests.

    - Requests for redemption proceeds to be wired to your bank account (if this option was not selected on your original application, or if you are changing the bank wire information).

    A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

    Circumstances other than those described above may require a signature guarantee. Please contact IMSC at 1-800-777-6472 for more information.

CHOOSING A DISTRIBUTION OPTION

    You have the option of selecting the distribution option that best suits your needs:

    AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional shares of the same class of a Fund unless you specify one of the other options.

    INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND -- Both dividends and capital gains are automatically invested at NAV in another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED -- Dividends will be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of a Fund or another Ivy or Mackenzie Fund of the same class.

    DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

    If you wish to have your cash distributions deposited directly to your bank account via electronic funds transfer ("EFT"), or if you wish to change your distribution option, please contact IMSC at 1-800-777-6472.

    If you wish to have your cash distributions go to an address other than the address of record, you must provide IMSC with a letter of instruction signed by all registered owners with signatures guaranteed.

TAX IDENTIFICATION NUMBER

    In general, to avoid being subject to a 31% U.S. Federal backup withholding tax on dividends, capital gains distributions and redemption proceeds, you must furnish a Fund with your certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior underreporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as a Fund may require, within 30 days of opening your new account, each Fund reserves the right to involuntarily redeem your account and send the proceeds to your address of record.

    You can avoid the above withholding and/or redemption by correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

    Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the new account application to claim this exemption. If the registration is for an UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with their Account Application, a completed IRS Form W-8.

CERTIFICATES

    In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact IMSC at 1-800-777-6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

    Certificates requested by telephone for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record. Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, contact IMSC at 1-800-777-6472.

EXCHANGE PRIVILEGE

    Shareholders of a Fund have an exchange privilege with other Ivy and Mackenzie funds (except Ivy International Fund unless they have an existing Ivy International Fund account). The Funds reserve the right to reject, for any reason, any exchange orders.

    Class A shareholders may exchange their outstanding Class A shares for Class A shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class A share, plus an amount equal to the difference between the sales charge previously paid on the outstanding Class A shares and the sales charge payable at the time of the exchange on the new Class A shares. Incremental sales charges are waived for outstanding Class A shares that have been invested for 12 months or longer.

    Class B (and Class C) shareholders may exchange their outstanding Class B (or Class C) shares for Class B (or Class C) shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class B (or Class C) share, without the payment of any CDSC that would otherwise be due upon the redemption of Class B (or Class C) shares. Class B shareholders who exercise the exchange privilege would continue to be subject to the original Fund's CDSC schedule (or period) following an exchange if such schedule is higher (or longer) than the CDSC for the new Class B shares.

    Class I shareholders may exchange their outstanding Class I shares for Class I shares of another Ivy or Mackenzie Fund on the basis of the relative NAV per Class I share.

    Shares resulting from the reinvestment of dividends and other distributions will not be charged an initial sales charge or a CDSC when exchanged into another Ivy or Mackenzie Fund.

    Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes. Before executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute a telephone exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term movements in the market. The Funds reserve the right to limit the frequency of exchanges. Exchanges are accepted only if the registrations of the two accounts are identical. Amounts to be exchanged must meet minimum investment requirements for the Ivy or Mackenzie Fund into which the exchange is made. It is the policy of the Funds to discourage the use of the exchange privilege for the purpose of timing short-term market fluctuations. To protect the interests of other shareholders of a Fund, a Fund may cancel the exchange privileges of any persons that, in the opinion of the Fund, are using market timing strategies or are making more than five exchanges per owner or controlling person per calendar year.

    With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any CDSC for future redemptions of the exchanged shares.

    Investors who held Ivy Fund shares as of December 31, 1991, or who held shares of certain funds that were reorganized into an Ivy or Mackenzie fund, may be exempt from sales charges on the exchange of shares between any of the Ivy or Mackenzie funds. If you believe you may be eligible for such an exemption, please contact IMSC at 1-800-235-3322 for additional information.

    In calculating the sales charge assessed on an exchange, shareholders will be allowed to use the Rights of Accumulation privilege.

    EXCHANGES BY TELEPHONE: If Section 6D of the Account Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and exchanged your shares in writing. If you do not wish to make telephone exchanges or let your registered representative do so on your behalf, you must notify IMSC in writing.

    In order to execute an exchange, please contact IMSC at 1-800-777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

    Each Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

    EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

- The name and class of the fund whose shares you currently own.

- Your account number.

- The name(s) in which the account is registered.

- The name of the fund in which you wish your exchange to be invested.

- The number of shares or the dollar amount you wish to exchange.

    The request must be signed by all registered owners.

REINVESTMENT PRIVILEGE

    Investors who have redeemed Class A shares of a Fund have a one-time privilege of reinvesting all or a part of the proceeds of the redemption back into Class A shares of that Fund at NAV (without a sales charge) within 60 days after the date of redemption. IN ORDER TO REINVEST WITHOUT A SALES CHARGE, SHAREHOLDERS OR THEIR BROKERS MUST INFORM IMSC THAT THEY ARE EXERCISING THE REINVESTMENT PRIVILEGE AT THE TIME OF REINVESTMENT. The tax status of a gain realized on a redemption generally will not be affected by the exercise of the reinvestment privilege, but a loss realized on a redemption generally may be disallowed by the IRS if the reinvestment privilege is exercised within 30 days after the redemption. In addition, upon a reinvestment, the shareholder may not be permitted to take into account sales charges incurred on the original purchase of shares in computing their taxable gain or loss.

SYSTEMATIC WITHDRAWAL PLAN

    You may elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this Prospectus. You can also obtain this application by contacting your registered representative or IMSC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account. Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via EFT, at no charge. Share certificates must be unissued (i.e., held by a Fund) while the plan is in effect. A Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment Method. For more information, please contact IMSC at 1-800-777-6472.

    If payments you receive through the Systematic Withdrawal Plan exceed the dividends and capital appreciation of your account, you will be reducing the value of your account. Additional investments made by shareholders participating in the Systematic Withdrawal Plan must equal at least $1,000 while the plan is in effect. However, it may not be advantageous to purchase additional Class A, Class B or Class C shares when you have a Systematic Withdrawal Plan, because you may be subject to an initial sales charge on your purchase of Class A shares or to a CDSC imposed on your redemptions of Class B or Class C shares. In addition, redemptions are taxable events.

    Amounts paid to you through the Systematic Withdrawal Plan are derived from the redemption of shares in your account. Any applicable CDSC will be assessed upon the redemptions. A CDSC will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.

    Should you wish at any time to add a Systematic Withdrawal Plan to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

    Retirement accounts are eligible for Systematic Withdrawal Plans. Please contact IMSC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

    If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

AUTOMATIC INVESTMENT METHOD

    You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares by completing Sections 6A and 7B of the Account Application. Attach a "voided" check to your account application. At pre-specified intervals, your bank account will be debited and the proceeds will be credited to your Ivy Fund account. The minimum investment under this plan is $50 per month ($25 per month for retirement plans). There is no charge to you for this program.

    You may terminate or suspend your Automatic Investment Method by telephone at any time by contacting IMSC at 1-800-777-6472.

    If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic Investment Method will be discontinued.

CONSOLIDATED ACCOUNT STATEMENTS

    Shareholders with two or more Ivy or Mackenzie fund accounts having the same taxpayer I.D. number will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

RETIREMENT PLANS

    The Ivy and Mackenzie family of funds offer several tax-sheltered retirement plans that may fit your needs:

    - IRA (Individual Retirement Account)

    - 401(k), Money Purchase Pension and Profit Sharing Plans

    - SEP-IRA (Simplified Employee Pension Plan)

    - 403(b)(7) Plan

    - SIMPLE Plans (Individual Retirement Account and 401(k))

    Minimum initial and subsequent investments for retirement plans are $25.

    Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from each Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to IMSC, as compensation for its services to the retirement plan accounts maintained with each Fund.

    Distributions from retirement plans are subject to certain requirements under the Code. Certain documentation, including IRS Form W4-P, must be provided to IMSC prior to taking any distribution. Please contact IMSC for details. The Ivy and Mackenzie family of funds and IMSC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed. For additional information, please contact your broker, tax adviser or IMSC.

    Please call IMSC at 1-800-777-6472 for complete information kits describing the plans, their benefits, restrictions, provisions and fees.

SHAREHOLDER INQUIRIES

    Inquiries regarding the Funds should be directed to IMSC at 1-800-777-6472.

                              ACCOUNT APPLICATION


IVY ASIA PACIFIC FUND                         IVY INTERNATIONAL FUND II
IVY CANADA FUND                               IVY INTERNATIONAL FUND
IVY CHINA REGION FUND                         IVY INTERNATIONAL SMALL COMPANIES FUND                 ------------------------
IVY GLOBAL FUND                               IVY LATIN AMERICA STRATEGY FUND                             ACCOUNT NUMBER
IVY GLOBAL NATURAL RESOURCES FUND             IVY NEW CENTURY FUND
IVY GLOBAL SCIENCE & TECHNOLOGY FUND          IVY PAN-EUROPE FUND

          PLEASE MAIL APPLICATIONS AND CHECKS TO: Ivy Mackenzie Services Corp., P.O. Box 3022, Boca Raton, FL 33431-0922.
                     (This application should not be used for retirement accounts for which Ivy is custodian.)
----------------------------------------------------------------------------------------------------------------------------------
  FUND                                                  101/                     1 / 2        1 / 2       0 / 1        0 / X
   USE    -------------------  ----------  ----------   ----------  ----------   ----------   ---------   ----------   ----------
  ONLY    Dealer #             Branch #    Rep #        Acct Type   Soc Cd       Div Cd       CG Cd       Exc Cd       Red Cd
----------------------------------------------------------------------------------------------------------------------------------
1   REGISTRATION
           [ ] Individual
           [ ] Joint Tenant          ------------------------------------------------------------
           [ ] Estate                Owner, Custodian or Trustee
           [ ] UGMA/UTMA
           [ ] Corporation           ------------------------------------------------------------
           [ ] Partnership           Co-owner or Minor
           [ ] Sole Proprietor
           [ ] Trust                 ------------------------------------------------------------
                                                                       Minor's State of Residence
            -------------------
            Date of Trust            ------------------------------------------------------------
           [ ] Other __________      Street

            -------------------      ------------------------------------------------------------
                                     City                           State              Zip Code
                                            -     -                           -      -
                                     ---------------------             --------------------------
                                     Phone Number -- Day               Phone Number -- Evening
----------------------------------------------------------------------------------------------------------------------------------
2   TAX ID#
                  -       -               or         -
           ---------------------------          -------------------------    Citizenship:   [ ] U.S.   [ ] Other_____________
             Social Security Number             Tax Identification Number
           UNDER PENALTIES OF PERJURY, I CERTIFY BY SIGNING IN SECTION 8 BELOW THAT: (1) THE NUMBER SHOWN IN
           THIS SECTION IS MY CORRECT TAXPAYER IDENTIFICATION NUMBER (TIN), AND (2) I AM NOT SUBJECT TO BACKUP
           WITHHOLDING BECAUSE: (A) I HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE (IRS) THAT I AM
           SUBJECT TO BACKUP WITHHOLDING AS A RESULT OF A FAILURE TO REPORT ALL INTEREST OR DIVIDENDS, OR (B)
           THE IRS HAS NOTIFIED ME THAT I AM NO LONGER SUBJECT TO BACKUP WITHHOLDING. (CROSS OUT ITEM (2) IF
           YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO BACKUP WITHHOLDING BECAUSE OF
           UNDERREPORTING INTEREST OR DIVIDENDS ON YOUR TAX RETURN.) PLEASE SEE THE "TAX IDENTIFICATION
           NUMBER" SECTION OF THE PROSPECTUS FOR ADDITIONAL INFORMATION ON COMPLETING THIS SECTION.

----------------------------------------------------------------------------------------------------------------------------------
3   DEALER  INFORMATION
           The undersigned ("Dealer") agrees to all applicable provisions in this Application, guarantees the signature and legal capacity of the Shareholder, and agrees to notify IMSC of any purchases made under a Letter of Intent or Rights of
           Accumulation.

           ------------------------------------------------------------   -------------------------------------------------------
           Dealer Name                                                    Representative's Name and Number

           ------------------------------------------------------------   -------------------------------------------------------
           Branch Office Address                                          Representative's Phone Number

           ------------------------------------------------------------   -------------------------------------------------------
           City                State                Zip Code              Authorized Signature of Dealer
----------------------------------------------------------------------------------------------------------------------------------
4   INVESTMENTS
           A.   Enclosed is my check for $ _______________($1,000 minimum) made payable to the appropriate Fund.
           B.   Please invest in [ ] Class A shares   [ ] Class B shares   [ ] Class C shares
                [ ] Class I shares ("*" Funds only) of the following Fund(s):
                $ _______________ Ivy Asia Pacific Fund                   $ _______________ Ivy Internatioinal Fund II*
                $ _______________ Ivy Canada Fund                         $ _______________ Ivy International Fund*
                $ _______________ Ivy China Region Fund                   $ _______________ Ivy International Small Companies Fund*
                $ _______________ Ivy Global Fund                         $ _______________ Ivy Latin America Strategy Fund
                $ _______________ Ivy Global Natural Resources Fund       $ _______________ Ivy New Century Fund
                $ _______________ Ivy Global Science & Technology Fund*   $ _______________ Ivy Pan-Europe Fund
           C.   I qualify for a reduced sales charge due to the following privilege (applies only to Class A shares):
                [ ] New Letter of Intent (if ROA or 90-day backdate privilege is applicable, provide account(s) information below.)
                [ ] ROA with the account(s) listed below.
                [ ] Existing Letter of Intent with account(s) listed below.

                ------------------------------------   -------------------------     [ ] or New
                Fund Name                              Account Number

                ------------------------------------   -------------------------     [ ] or New
                Fund Name                              Account Number

                If establishing a Letter of Intent, you will need to purchase Class A shares over a thirteen-month period in accordance with the provisions in the Prospectus. The aggregate amount of these purchases will be at least equal to the amount indicated below (see Prospectus for minimum amount required for reduced sales charges).

                [ ] $50,000    [ ] $100,000    [ ] $250,000    [ ] $500,000

           D.   FOR DEALER USE ONLY
                Confirmed trade orders:                                                        --
                                                      ---------------       ---------------        -------         -------------
                                                      Confirm Number        Number of Shares                       Trade Date
----------------------------------------------------------------------------------------------------------------------------------
5   DISTRIBUTION OPTIONS
           A.   I would like to reinvest dividends and capital gains into additional shares of the same class in this account at net asset value unless a different option is checked below.
           B.   [ ] Reinvest all dividends and capital gains into additional shares of the same class in an account in a different
                Ivy or Mackenzie fund.

                ----------------------------------------------       -----------------------------------           [ ] New Account
                Fund Name                                            Account Number
           C.   [ ] Pay all dividends in cash and reinvest capital gains into additional shares of the same class in this account or an account in a different Ivy or Mackenzie Fund.

                ----------------------------------------------       -----------------------------------           [ ] New Account
                Fund Name                                            Account Number
           D.   [ ] Pay all dividends and capital gains in cash.
                               I REQUEST THE ABOVE CASH DISTRIBUTION, SELECTED IN C OR D ABOVE, BE:
                [ ] Sent to the address listed in the registration. [ ] Sent to the special payee listed in
                    Section 7A [ ] (By Mail)
                            7B [ ] (By E.F.T.)
----------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
6   OPTIONAL SPECIAL FEATURES
        A. [ ] AUTOMATIC INVESTMENT METHOD (AIM)
               I wish to invest [ ] once per month.    My bank account will be debited on or about the
                                [ ] twice                   _________________ day of the month*
                                [ ] 3 times                 _________________ day of the month
                                [ ] 4 times                 _________________ day of the month
                                                            _________________ day of the month

        Please invest $ ________________ each period starting in the month of __________ in [ ] Class A   [ ] Class B
                         Dollar Amount                                           Month
        or [ ] Class C of ______________________________.
                                  Fund Name
        [ ] I have attached a voided check to ensure my correct bank account will be debited.

       B. [ ] SYSTEMATIC WITHDRAWAL PLANS**
              I wish to automatically withdraw funds from my         [ ] Monthly [ ] Quarterly [ ] Semiannually [ ] Annually
              account in Class A [ ] Class B [ ] or Class C [ ]      I request the distribution be:
              of                                                     [ ] Sent to the address listed in the registration
                --------------------------                           [ ] Sent to the special payee listed in Section 7.
                       Fund Name                                     [ ] Invested into additional shares of the same class of
              [ ] Once [ ] Twice [ ] 3 times [ ] 4 times per month       a different Ivy or Mackenzie fund:
                                                                                                            ------------------------
                                                                                                                    Fund Name

                                                                                                            ------------------------
                                                                                                                  Account Number

              Amount $                , starting on or about the   ________ day of  __________________________
                       ---------------                                                        month
                        Minimum $50                                ________ day of  __________________________
                                                                                              month
                                                                   ________ day of  __________________________
                                                                                              month*


        NOTE: Account minimum: $5,000 in shares at current offering price
       C. [ ] FEDERAL FUNDS WIRE FOR REDEMPTION PROCEEDS**
              I authorize the Agent to honor telephone instructions for the redemption of Fund shares up to $50,000. Proceeds may be wire transferred to the bank account designated ($1,000 minimum). (COMPLETE SECTION 7B)
       D. [ ] TELEPHONIC EXCHANGES** [ ] YES [ ] NO
              I authorize exchanges by telephone among the Ivy and Mackenzie family of funds, upon instructions from any person as more fully described in the Prospectus. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
              If neither box is checked, the telephone exchange privilege will be provided automatically.
       E. [ ] TELEPHONIC REDEMPTIONS** [ ] YES [ ] NO
              The Fund or its agents are authorized to honor telephone instructions from any person as more fully described in the
              Prospectus for the redemption of Fund shares. The amount of the redemption shall not exceed $50,000 and the proceeds are to be payable to the shareholder of record and mailed to the address of record. To change this option once established, written instructions must be received from the shareholder of record or the current registered representative.
              If neither box is checked, the telephone exchange privilege will be provided automatically.

               * There must be a period of at least seven calendar days between each investment/withdrawal period.
              ** This option may not be selected if shares are issued in certificate form.
------------------------------------------------------------------------------------------------------------------------------------
7   SPECIAL PAYEE
         A.                  MAILING ADDRESS                 B.                   FED WIRE / E.F.T. INFORMATION
         -----------------------------------------------     ------------------------------------------------------------------
           Please send all disbursements to this
           special payee                                        ------------------------------------------------------------
                                                                                   Financial Institution
           ---------------------------------------------
           Name of Bank or Individual                           -----------------------------------   ----------------------
                                                                ABA #                                 Account #
           ---------------------------------------------
           Account Number (if applicable)                       ------------------------------------------------------------
                                                                Street
           ---------------------------------------------
           Street                                               ------------------------------------------------------------
                                                                City/State/Zip
           ---------------------------------------------
           City/State/Zip                                                      (Please attach a voided check)

------------------------------------------------------------------------------------------------------------------------------------
8   SIGNATURES
         Investors should be aware that failure to check "No" under Section 6D or 6E above means that the Telephone
         Exchange/Redemptions Privileges will be provided. The Funds employ reasonable procedures that require personal identification prior to acting on exchange/redemption instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, a Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions. Please see "Exchange Privilege" and "How to Redeem Shares" in the Prospectus for more information on these privileges.

         I certify to my legal capacity to purchase or redeem shares of the Fund for my own account or for the account of the organization named in Section 1. I have received a current Prospectus and understand its terms are incorporated in this application by reference. I am certifying my taxpayer information as stated in Section 2.

         THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE
         CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

         ------------------------------------------------------------------    ----------------------------------------
         Signature of Owner, Custodian, Trustee or Corporate Officer           Date

         ------------------------------------------------------------------    ----------------------------------------
         Signature of Joint Owner, Co-Trustee or Corporate Officer             Date

------------------------------------------------------------------------------------------------------------------------------------

01INTLX0597                             (Remember to Sign Section 8)




































                                  IVY ASIA PACIFIC FUND
                                   IVY CANADA FUND
                                IVY CHINA REGION FUND
                                   IVY GLOBAL FUND
                          IVY GLOBAL NATURAL RESOURCES FUND
                  IVY GLOBAL SCIENCE & TECHNOLOGY FUND
                  IVY INTERNATIONAL FUND II
                                IVY INTERNATIONAL FUND
                        IVY INTERNATIONAL SMALL COMPANIES FUND
                       IVY LATIN AMERICA STRATEGY FUND
                                 IVY NEW CENTURY FUND
                               IVY PAN-EUROPE FUND

                                      series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432

                         STATEMENT OF ADDITIONAL INFORMATION

                                  May 13, 1997


_________________________________________________________________

               Ivy Fund (the "Trust") is an open-end management
investment           company that currently consists of eighteen
fully managed           portfolios, each of which (except for Ivy
Latin America Strategy           Fund and Ivy International Bond
Fund) is diversified.  Each of           Ivy Latin America
Strategy Fund and Ivy International Bond Fund           is a non-
diversified portfolio.  This Statement of Additional
Information ("SAI") describes twelve of the portfolios, Ivy Asia
        Pacific Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
Global           Fund, Ivy Global Natural Resources Fund, Ivy
Global Science &           Technology Fund, Ivy International
Fund II, Ivy International           Fund, Ivy International
Small Companies Fund, Ivy Latin America           Strategy Fund,
Ivy New Century Fund and Ivy Pan-Europe Fund (the
"Funds," each a "Fund").  The other six portfolios of the Trust are described in separate Statements of Additional
 Information.

               This SAI is not a prospectus and should be read in conjunction with the prospectus for the Funds dated May
13, 1997           (the "Prospectus"), which may be obtained upon
request and           without charge from the Trust at the
Distributor's address and           telephone number listed
below.

                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                        Via Mizner Financial Plaza, Suite 300
                         700 South Federal Highway
                              Boca Raton, Florida 33432












                              Telephone: (800) 777-6472

                                     DISTRIBUTOR

                           Ivy Mackenzie Distributors, Inc.
                 Via Mizner Financial Plaza, Suite 300
                  700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone: (800) 456-5111

                                  INVESTMENT ADVISER

             (Ivy Canada Fund and Ivy Global Natural Resources
Fund only)                            Mackenzie Financial
Corporation
                                150 Bloor Street West
                                      Suite 400
                                   Toronto, Ontario
                                    CANADA M5S3B5
                               Telephone (416) 922-5322















































                                    TABLE OF CONTENTS


          INVESTMENT OBJECTIVES AND POLICIES  . . . . . . . . . .
 . . .   6

          RISK FACTORS  . . . . . . . . . . . . . . . . . . . . .
 . . .  19                U.S. GOVERNMENT SECURITIES . . . . . . .
 . . . . . . . .  19                CONVERTIBLE SECURITIES . . . .
 . . . . . . . . . . . . .  20                DEBT SECURITIES, IN
GENERAL  . . . . . . . . . . . . . .  21                ZERO
COUPON BONDS  . . . . . . . . . . . . . . . . . . .  21
    REPURCHASE AGREEMENTS  . . . . . . . . . . . . . . . . .  22
             WARRANTS . . . . . . . . . . . . . . . . . . . . . .
 . .  22                SMALL COMPANIES  . . . . . . . . . . . . .
 . . . . . . .  22

          COMMERCIAL PAPER  . . . . . . . . . . . . . . . . . . .
 . . .  23                BANKING INDUSTRY AND SAVINGS AND LOAN
OBLIGATIONS  . . .  23                DEPOSITORY RECEIPTS  . . .
 . . . . . . . . . . . . . . .  23                INVESTMENT-GRADE
DEBT SECURITIES . . . . . . . . . . . .  23                LOW-
RATED DEBT SECURITIES  . . . . . . . . . . . . . . .  24
     FOREIGN SECURITIES . . . . . . . . . . . . . . . . . . .  25
              INVESTING IN EMERGING MARKETS  . . . . . . . . . .
 . . .  26                CANADIAN SECURITIES  . . . . . . . . . .
 . . . . . . . .  28                INVESTING IN LATIN AMERICA . .
 . . . . . . . . . . . . .  29                INVESTING IN ASIA
PACIFIC SECURITIES . . . . . . . . . .  31
INVESTING IN NATURAL RESOURCES . . . . . . . . . . . . .  32
         INVESTING IN THE CHINA REGION  . . . . . . . . . . . . .
34                PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES
 . . . . .  35                FORWARD FOREIGN CURRENCY CONTRACTS .
 . . . . . . . . . .  35                FOREIGN CURRENCIES . . . .
 . . . . . . . . . . . . . . .  36                REAL ESTATE
INVESTMENT TRUSTS (REITs)  . . . . . . . . .  37
OPTIONS TRANSACTIONS . . . . . . . . . . . . . . . . . .  37
              OPTIONS, IN GENERAL . . . . . . . . . . . . . . . .
37                     WRITING OPTIONS ON INDIVIDUAL SECURITIES
 . . . . .  39                     PURCHASING OPTIONS ON
INDIVIDUAL SECURITIES . . . .  39                     PURCHASING
AND WRITING OPTIONS ON SECURITIES
INDICES  . . . . . . . . . . . . . . . . . . .  40
    RISKS OF OPTIONS TRANSACTIONS . . . . . . . . . . .  41
        FUTURES CONTRACTS  . . . . . . . . . . . . . . . . . . .
42                     FUTURES, IN GENERAL.  . . . . . . . . . .
 . . . . .  42                     FOREIGN CURRENCY FUTURES
CONTRACTS. . . . . . . . .  43                     RISKS
ASSOCIATED WITH FUTURES.  . . . . . . . . . .  43
SECURITIES INDEX FUTURES CONTRACTS . . . . . . . . . . .  44
              RISKS OF SECURITIES INDEX FUTURES . . . . . . . . .
45                          COMBINED TRANSACTIONS  . . . . . . .
 . . . . .  46                FIRM COMMITMENT AGREEMENTS AND WHEN-
ISSUED SECURITIES  .  47                RESTRICTED AND ILLIQUID
SECURITIES . . . . . . . . . . .  47                BORROWING  .
 . . . . . . . . . . . . . . . . . . . . . .  48
LOANS OF PORTFOLIO SECURITIES  . . . . . . . . . . . . .  48

          INVESTMENT RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  48

          ADDITIONAL RESTRICTIONS . . . . . . . . . . . . . . . .
 . . .  54

          ADDITIONAL RIGHTS AND PRIVILEGES  . . . . . . . . . . .
 . . .  56












               AUTOMATIC INVESTMENT METHOD  . . . . . . . . . . .
 . . .  57                EXCHANGE OF SHARES . . . . . . . . . . .
 . . . . . . . .  57                     INITIAL SALES CHARGE
SHARES . . . . . . . . . . . .  57                     CONTINGENT
DEFERRED SALES CHARGE SHARES. CLASS A  .  57
CLASS B . . . . . . . . . . . . . . . . . . . . . .  58
         CLASS C . . . . . . . . . . . . . . . . . . . . . .  59
                  CLASS I . . . . . . . . . . . . . . . . . . . .
 . .  60                     ALL CLASSES . . . . . . . . . . . . .
 . . . . . . .  60                LETTER OF INTENT . . . . . . . .
 . . . . . . . . . . . .  60                RETIREMENT PLANS . . .
 . . . . . . . . . . . . . . . . .  61
INDIVIDUAL RETIREMENT ACCOUNTS  . . . . . . . . . .  62
         QUALIFIED PLANS . . . . . . . . . . . . . . . . . .  63
                  DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                     CHARITABLE ORGANIZATIONS ("403(B)(7)
                ACCOUNT")  . . . . . . . . . . . . . . . . . .
64                     SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
 . . . . .  65                REINVESTMENT PRIVILEGE . . . . . . .
 . . . . . . . . . .  65                RIGHTS OF ACCUMULATION . .
 . . . . . . . . . . . . . . .  66                SYSTEMATIC
WITHDRAWAL PLAN . . . . . . . . . . . . . . .  67
GROUP SYSTEMATIC INVESTMENT PROGRAM  . . . . . . . . . .  67

          BROKERAGE ALLOCATION  . . . . . . . . . . . . . . . . .
 . . .  68                                 TRUSTEES AND OFFICERS .
 . . . . . . . .  71                PERSONAL INVESTMENTS BY
EMPLOYEES OF IMI . . . . . . . .  75                COMPENSATION
TABLE . . . . . . . . . . . . . . . . . . .  76

          INVESTMENT ADVISORY AND OTHER SERVICES  . . . . . . . .
 . . .  78                BUSINESS MANAGEMENT AND INVESTMENT
ADVISORY SERVICES . .  78                     SUBADVISORY
CONTRACT -  IVY INTERNATIONAL FUND  . .  82
DISTRIBUTION SERVICES  . . . . . . . . . . . . . . . . .  83
              RULE 18F-3 PLAN . . . . . . . . . . . . . . . . . .
86                     RULE 12B-1 DISTRIBUTION PLANS . . . . . .
 . . . . .  87                CUSTODIAN  . . . . . . . . . . . . .
 . . . . . . . . . .  92                FUND ACCOUNTING SERVICES .
 . . . . . . . . . . . . . . .  93                TRANSFER AGENT
AND DIVIDEND PAYING AGENT . . . . . . . .  94
ADMINISTRATOR  . . . . . . . . . . . . . . . . . . . . .  94
         AUDITORS . . . . . . . . . . . . . . . . . . . . . . . .
95

          CAPITALIZATION AND VOTING RIGHTS  . . . . . . . . . . .
 . . .  95

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . .
 . . .  99

          PORTFOLIO TURNOVER  . . . . . . . . . . . . . . . . . .
 . . . 100

          REDEMPTIONS . . . . . . . . . . . . . . . . . . . . . .
 . . . 101

          CONVERSION OF CLASS B SHARES  . . . . . . . . . . . . .
 . . . 102

          TAXATION  . . . . . . . . . . . . . . . . . . . . . . .
 . . . 103                OPTIONS, FUTURES AND FOREIGN CURRENCY
FORWARD                     CONTRACTS . . . . . . . . . . . . . .
 . . . . . . . 104                CURRENCY FLUCTUATIONS --
"SECTION 988" GAINS OR LOSSES                        . . . . . .
 . . . . . . . . . . . . . . . . . . . 105
INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES . . . 106












               DEBT SECURITIES ACQUIRED AT A DISCOUNT . . . . . .
 . . . 106                DISTRIBUTIONS  . . . . . . . . . . . . .
 . . . . . . . . 108                DISPOSITION OF SHARES  . . . .
 . . . . . . . . . . . . . 108                FOREIGN WITHHOLDING
TAXES  . . . . . . . . . . . . . . . 109                BACKUP
WITHHOLDING . . . . . . . . . . . . . . . . . . . 110

          PERFORMANCE INFORMATION . . . . . . . . . . . . . . . .
 . . . 110                     AVERAGE ANNUAL TOTAL RETURN . . . .
 . . . . . . . . 111                     CUMULATIVE TOTAL RETURN .
 . . . . . . . . . . . . . 121                     OTHER
QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION  . . . . . . . . . . . . . . . . . 125

          FINANCIAL STATEMENTS  . . . . . . . . . . . . . . . . .
 . . . 126

          APPENDIX A

              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS . . . . . . . . 127

          APPENDIX B

                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF APRIL 28, 1997
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS . . .
 . . . 130

          APPENDIX C

                        SELECTED ECONOMIC AND MARKET DATA FOR
                  ASIA PACIFIC AND CHINA REGION COUNTRIES  . .
136



































                          INVESTMENT OBJECTIVES AND POLICIES

               Each Fund has its own investment objectives and
policies,           which are set forth below.  The different
types of securities and           investment techniques used by
the Funds involve varying degrees           of risk.

               IVY ASIA PACIFIC FUND:  The Fund's principal
investment           objective is long-term growth. Consideration
of current income is           secondary to this principal
objective.  Under normal           circumstances the Fund invests
at least 65% of its total assets           in securities issued
in Asia-Pacific countries, which for           purposes of this
SAI are defined to include China, Hong Kong,           India,
Indonesia, Malaysia, Pakistan, the Philippines, Singapore,
  Sri Lanka, South Korea, Taiwan, Thailand and Vietnam.
Securities           of Asia-Pacific issuers include: (a)
securities of companies           organized under the laws of an
Asia-Pacific country or for which           the principal
securities trading market is in the Asia-Pacific
region; (b) securities that are issued or guaranteed by the
   government of an Asia-Pacific country, its agencies or instrumentalities, political subdivisions or the country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one of the
two           most recent fiscal years represents (directly or
indirectly           through subsidiaries) assets or activities
located in the Asia-          Pacific region; and (d) any of the
preceding types of securities           in the form of depository
shares.

               The Fund may participate in markets throughout the
Asia-          Pacific region, and it is expected that the Fund
will be invested           at all times in at least three Asia-
Pacific countries.  The Fund           does not expect to
concentrate its investments in any particular           industry.
See Appendix C of this SAI for further information about the economic characteristics of certain Asia-Pacific countries.

               The Fund may invest up to 35% of its assets in investment-grade debt securities of government or corporate
issuers in           emerging market countries, investment-grade
equity and debt           securities of issuers in developed
countries (including the           United States), warrants, and
cash or cash equivalents, such as           bank obligations
(including certificates of deposit and bankers'
acceptances), commercial paper, short-term notes and repurchase agreements.  For temporary defensive purposes, the Fund
may           invest without limit in such instruments.  The Fund
may also           invest up to 5% of its net assets in zero
coupon bonds, and in           debt securities rated Ba or below
by Moody's Investor Services,           Inc. ("Moody's) or BB or
below by Standard and Poor's Corporation           ("S&P"), or if
unrated, considered by IMI to be of comparable           quality
(commonly referred to as "high yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may












          not purchase securities at any time during which the
value of the           Fund's outstanding loans exceeds 10% of
the value of the Fund's           assets.  The Fund may engage in
foreign currency exchange           transactions and enter into
forward foreign currency contracts.            The Fund may also
invest (i) up to 10% of its total assets in           other
investment companies that invest in securities issued in Asia-Pacific countries, and (ii) up to 15% of its net assets in restricted and other illiquid securities.  The Fund may
with           approval of its Board of Trustees (the "Trustees"
or "Board"),           but currently does not intend to, lend
portfolio securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
stock index and           foreign currency futures contracts,
provided that the Fund's           equivalent exposure in such
contracts does not exceed 15% of its           total assets.

               IVY CANADA FUND:  Ivy Canada Fund seeks long-term
capital           appreciation by investing primarily in equity
securities of           Canadian companies. Canada is one of the
world's leading           industrial countries and a major
exporter of agricultural           products. The country is rich
in natural resources such as zinc,           uranium, nickel,
gold, silver, aluminum, iron and copper, and           forest
covers over 44% of land areas, making Canada a leading world producer of newsprint. Canada is also a major producer of hydroelectricity, oil and gas.

               As a fundamental policy, the Fund normally invests
at least           65% of its total assets in Canadian equity
securities (i.e.,           common and preferred stock,
securities convertible into common           stock and common
stock purchase warrants) listed on Canadian           stock
exchanges or traded over-the-counter in Canada. Canadian
issuers are companies (i) organized under the laws of Canada,
     (ii) for which the principal securities trading market is in Canada, (iii) which derive at least 50% of their
revenues or           profits from goods produced or sold,
investments made or services           performed in Canada, or
(iv) which have at least 50% of their           assets situated
in Canada. The balance of the Fund's assets           ordinarily
are invested in (i) bills and bonds of the Canadian
Government and the governments of the provinces or municipalities of Canada, (ii) high quality notes and debentures of
Canadian           companies (i.e., those rated Aaa or Aa by
Moody's or AAA or AA by           S&P, or if unrated, judged to
be of comparable quality by           Mackenzie Financial
Corporation ("MFC"), the Fund's Adviser),           (iii) foreign
securities (including sponsored or unsponsored           American
Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), American Depository Shares ("ADSs") and Global Depository Shares ("GDSs")), (iv) U.S. Government securities, (v)












          equity securities and investment-grade debt securities
(i.e.,           those rated Baa or higher by Moody's or BBB or
higher by S&P, or           if unrated, considered by MFC to be
of comparable quality) of           U.S. companies, and (vi) zero
coupon bonds that meet these credit           quality standards.

               The Fund may purchase securities on a "when-
issued" or firm           commitment basis, engage in foreign
currency exchange           transactions and enter into forward
foreign currency contracts.            The Fund may also invest
(i) up to 10% of its total assets in           other investment
companies and (ii) up to 15% of its net assets           in
restricted and other illiquid securities.

               For temporary defensive purposes, the Fund may
invest           without limit in U.S. or Canadian dollar-
denominated money market           securities issued by entities
organized in the U.S. or Canada,           such as (i)
obligations issued or guaranteed by the Canadian
Government or the governments of the provinces or municipalities of Canada (or their agencies or instrumentalities), (ii)
finance           company and corporate commercial paper (and
other short-term           corporate obligations rated Prime-1 by
Moody's or A or better by           S&P, or if not rated,
considered by MFC to be of comparable           quality), (iii)
obligations of banks (i.e., certificates of           deposit,
time deposits and bankers' acceptances) considered
creditworthy by MFC under guidelines approved by the Trustees, and (iv) repurchase agreements with broker-dealers and
banks. For           temporary or emergency purposes, the Fund
may also borrow up to           10% of the value of its total
assets from banks.

               IVY CHINA REGION FUND:  Ivy China Region Fund's
principal           investment objective is long-term capital
growth. Consideration           of current income is secondary to
this principal objective.  The           Fund seeks to meet its
objective primarily by investing in the           equity
securities of companies that are expected to benefit from
 the economic development and growth of China, Hong Kong and
    Taiwan.  A significant percentage of the Fund's assets may
also           be invested in the securities markets of South
Korea, Singapore,           Malaysia, Thailand, Indonesia and the
Philippines (collectively,           with China, Hong Kong and
Taiwan, the "China Region").

               The Fund normally invests at least 65% of its
total assets           in "Greater China growth companies,"
defined as companies (a)           that are organized in or for
which the principal securities           trading markets are the
China Region; (b) that have at least 50%           of their
assets in one or more China Region countries or derive
at least 50% of their gross sales revenues or profits from
  providing goods or services to or from within one or more China
         Region countries; or (c) that have at least 35% of their
assets           in China, Hong Kong or Taiwan, derive at least
35% of their gross           sales revenues or profits from
providing goods or services to or           from within these
three countries, or have significant           manufacturing or
other operations in these countries. IMI's determination as to whether a company qualifies as a Greater
    China growth company is based primarily on information contained in financial statements, reports, analyses and other
pertinent           information (some of which may be obtained
directly from the           company). The Fund may invest 25% or
more of its total assets in           the securities of issuers
located in any one China Region           country, and currently
expects to invest more than 50% of its           total assets in
Hong Kong.  See Appendix C to this SAI for           further
information about the economic characteristics of certain
 China Region countries.

               The balance of the Fund's assets ordinarily are
invested in           (i) certain investment-grade debt
securities and (ii) the equity           securities of "China
Region associated companies," which are           companies that
do not meet the definition of a Greater China           growth
company, but whose current or expected performance, based
 on certain identified factors (such as the growth trends in the location of a company's assets and the sources of its
revenues           and profits), is judged by IMI to be strongly
associated with the           China Region. The investment-grade
debt securities in which the           Fund may invest include
(a) obligations of the U.S. Government or           its agencies
or instrumentalities, (b) obligations of U.S. banks           and
other banks organized and existing under the laws of Hong
 Kong, Taiwan or countries that are members of the Organization for Economic Cooperation and Development ("OECD"), and (c)
         obligations denominated in any currency issued by
international           development institutions and Hong Kong,
Taiwan and OECD member           governments and their agencies
and instrumentalities, as well as           repurchase agreements
with respect to any of the foregoing           instruments. The
Fund may also invest in zero coupon bonds, and
corporate bonds rated Baa or higher by Moody's or BBB or higher by S&P (or if unrated, considered by IMI to be of
comparable           quality).

               The Fund may invest less than 35% of its net
assets in debt           securities rated Ba or below by Moody's
or BB or below by S&P,           or, if unrated, considered by
IMI to be of comparable quality           (commonly referred to
as "high yield" or "junk" bonds). The Fund           will not
invest in debt securities rated less than C by either
Moody's or S&P.

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           sponsored or unsponsored
ADRs, GDRs, ADSs and GDSs, warrants,           purchase
securities on a "when-issued" or firm commitment basis,
engage in foreign currency exchange transactions and enter into forward foreign currency contracts.  The Fund may also
invest (i)           up to 10% of its total assets in other
investment companies and           (ii) up to 15% of its net
assets in restricted and other illiquid           securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may reduce its           position in Greater China
growth companies and Greater China           associated companies
and increase its investment in cash and












          liquid debt securities, such as U.S. Government
securities, bank           obligations, commercial paper, short-
term notes and repurchase           agreements. For temporary or
emergency purposes, the Fund may           also borrow up to 10%
of the value of its total assets from           banks.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock index
futures           contracts, provided that the Fund's equivalent
exposure in such           contracts does not exceed 15% of its
total assets.

               IVY GLOBAL FUND:  The Fund seeks long-term capital
growth           through a flexible policy of investing in stocks
and debt           obligations of companies and governments of
any nation.  Any           income realized will be incidental.
Under normal conditions, the           Fund will invest at least
65% of its total assets in the common           stock of
companies throughout the world, with at least three
different countries (one of which may be the United States)
   represented in the Fund's overall portfolio holdings. Although the Fund generally invests in common stock, it may also
invest in           preferred stocks, sponsored or unsponsored
ADRs, GDRs, ADSs and           GDSs, and investment-grade debt
securities (i.e., those rated Baa           or higher by Moody's
or BBB or higher by S&P, or if unrated,           considered by
IMI to be of comparable quality), including           corporate
bonds, notes, debentures, convertible bonds and zero coupon bonds.

               The Fund may invest less than 35% of its net
assets in debt           securities rated Ba or below by Moody's
or BB or below by S&P,           or, if unrated, considered by
IMI to be of comparable quality           (commonly referred to
as "high yield" or "junk" bonds).  The Fund           will not
invest in debt securities rated less than C by either
Moody's or S&P.

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           equity real estate
investment trusts, warrants, purchase           securities on a
"when-issued" or firm commitment basis, engage in
foreign currency exchange transactions and enter into forward foreign currency contracts.  The Fund may also invest (i) up
to           10% of its total assets in other investment
companies and (ii) up           to 15% of its net assets in
restricted and other illiquid           securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may invest without           limit in U.S. Government
securities, obligations issued by












          domestic or foreign banks (including certificates of
deposit,           time deposits and bankers' acceptances), and
domestic or foreign           commercial paper (which, if issued
by a corporation, must be           rated Prime-1 by Moody's or
A-1 by S&P, or if unrated has been           issued by a company
that at the time of investment has an           outstanding debt
issue rated AAA or AA by S&P or Aaa or Aa by           Moody's).
The Fund may also enter into repurchase agreements, and, for temporary or emergency purposes, may borrow up to 10% of the value of its total assets from banks.

               The Fund may purchase put and call options on
stock indices,           provided the premium paid for such
options does not exceed 10% of           the Fund's net assets.
The Fund may also sell covered put options           with respect
to up to 50% of the value of its net assets, and may
write covered call options so long as not more than 20% of the
      Fund's net assets is subject to being purchased upon the
exercise           of the calls. For hedging purposes only, the
Fund may engage in           transactions in (and options on)
stock index and foreign currency           futures contracts,
provided that the Fund's equivalent exposure           in such
contracts does not exceed 20% of its total assets.

               IVY GLOBAL NATURAL RESOURCES FUND:  The Fund's
investment           objective is long-term growth.  Any income
realized will be           incidental.  Under normal conditions,
the Fund invests at least           65% of its total assets in
the equity securities of companies           throughout the world
that own, explore or develop natural           resources and
other basic commodities, or supply goods and           services
to such companies.  Under this investment policy, at
least three different countries (one of which may be the United
       States) will be represented in the Fund's overall
portfolio           holdings.  "Natural resources" generally
include precious metals           (such as gold, silver and
platinum), ferrous and nonferrous           metals (such as iron,
aluminum and copper), strategic metals           (such as uranium
and titanium), coal, oil, natural gases, timber,
undeveloped real property and agricultural commodities.  Although the Fund generally invests in common stock, it may also
invest in           preferred stock, securities convertible into
common stock and           sponsored or unsponsored ADRs, GDRs,
ADSs and GDSs.  The Fund may           also invest directly in
precious metals and other physical           commodities.

               IMI believes that certain political and economic
changes in           the global environment in recent years have
had and will continue           to have a profound effect on
global supply and demand of natural           resources, and that
rising demand from developing markets and new           sources
of supply should create attractive investment
opportunities.  In selecting the Fund's investments, IMI will seek to identify securities of companies that, in IMI's
opinion,           appear to be undervalued relative to the value
of the companies'           natural resource holdings.

               For temporary defensive purposes, the Fund may
invest           without limit in cash or cash equivalents, such
as bank           obligations (including certificates of deposit
and bankers'












          acceptances), commercial paper, short-term notes and
repurchase           agreements.  For temporary or emergency
purposes, the Fund may           borrow up to one-third of the
value of its total assets from           banks, but may not
purchase securities at any time during which           the value
of the Fund's outstanding loans exceeds 10% of the
value of the Fund's total assets.  The Fund may engage in foreign currency exchange transactions and enter into forward
foreign           currency contracts.  The Fund may also invest
(i) up to 10% of           its total assets in other investment
companies and (ii) up to 15%           of its net assets in
restricted and other illiquid securities.            The Fund may
with approval of the Trustees, but currently does           not
intend to, lend portfolio securities.

               For hedging purposes only, the Fund may engage in transactions in (and options on) foreign currency futures contracts, provided that the Fund's equivalent exposure
in such           contracts does not exceed 15% of its total
assets.

               IVY GLOBAL SCIENCE & TECHNOLOGY FUND:  The Fund's
principal           investment objective is long-term capital
growth.  Any income           realized will be incidental.  Under
normal conditions, the Fund           will invest at least 65% of
its total assets in the common stock           of companies that
are expected to benefit from the development,
advancement and use of science and technology.  Under this
  investment policy, at least three different countries (one of which may be the United States) will be represented in the
Fund's           overall portfolio holdings.  Industries likely
to be represented           in the Fund's portfolio include
computers and peripheral           products, software, electronic
components and systems,           telecommunications, media and
information services,           pharmaceuticals, hospital supply
and medical devices,           biotechnology, environmental
services, chemicals and synthetic           materials, and
defense and aerospace.  The Fund may also invest           in
companies that are expected to benefit indirectly from the
  commercialization of technological and scientific advances.  In recent years, rapid advances in these industries have
stimulated           unprecedented growth.  While this is no
guarantee of future           performance, IMI believes that
these industries offer substantial           opportunities for
long-term capital appreciation.

               Although the Fund generally invests in common
stock, it may           also invest in preferred stock,
securities convertible into           common stock, sponsored or
unsponsored ADRs, GDRs, ADSs and GDSs,           and investment-
grade debt securities (i.e., those rated Baa or           higher
by Moody's or BBB or higher by S&P, or if unrated,
considered by IMI to be of comparable quality), including
 corporate bonds, notes, debentures, convertible bonds and zero-
       coupon bonds.  The Fund may also invest up to 5% of its
net           assets in debt securities that are rated Ba or
below by Moody's           or BB or below by S&P, or if unrated,
considered by IMI to be of           comparable quality (commonly
referred to as "high yield" or           "junk" bonds). The Fund
will not invest in debt securities rated           less than C by
either Moody's or S&P.  (A description of the           ratings
assigned by Moody's and S&P is contained in Appendix A to












          this SAI).

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           than 30% of the Fund's total assets.
The Fund may also invest in           warrants, purchase
securities on a "when-issued" or firm           commitment basis,
engage in foreign currency exchange           transactions and
enter into forward foreign currency contracts.           The Fund
may also invest (i) up to 10% of its total assets in other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.

               For temporary defensive purposes and during
periods when IMI           believes that circumstances warrant,
the Fund may invest without           limit in U.S. Government
securities, obligations issued by           domestic or foreign
banks (including certificates of deposit,           time deposits
and bankers' acceptances), and domestic or foreign
commercial paper (which, if issued by a corporation, must be rated Prime-1 by Moody's or A-1 by S&P, or if unrated has
been           issued by a company that at the time of investment
has an           outstanding debt issue rated AAA or AA by S&P or
Aaa or Aa by           Moody's). The Fund may also enter into
repurchase agreements,           and, for temporary or emergency
purposes, may borrow up to 10% of           the value of its
total assets from banks.

               The Fund may purchase put and call options on
stock indices           and on individual securities, provided
the premium paid for such           options does not exceed 10%
of the value of the Fund's net           assets. The Fund may
also sell covered put options with respect           to up to 50%
of the value of its net assets, and may sell covered
call options so long as not more than 20% of the Fund's net
   assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on) stock index and foreign
currency           futures contracts, provided that the Fund's
equivalent exposure           in such contracts does not exceed
20% of the value of its total           assets.

               IVY INTERNATIONAL FUND II:  The Fund's principal
investment           objective is long-term capital growth
primarily through           investment in equity securities.
Consideration of current income           is secondary to this
principal objective.

               It is anticipated that at least 65% of the Fund's
total           assets will be invested in common stocks (and
securities           convertible into common stocks) principally
traded in European,           Pacific Basin and Latin American
markets.  Under this investment           policy, at least three
different countries (other than the United           States) will
be represented in the Fund's overall portfolio
holdings.  For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S.
markets.            IMI, the Fund's investment manager, invests
the Fund's assets in           a variety of economic sectors,
industry segments and individual           securities in order to
reduce the effects of price volatility in












          any one area and to enable shareholders to participate
in markets           that do not necessarily move in concert with
U.S. markets.  IMI           seeks to identify rapidly expanding
foreign economies, and then           searches out growing
industries and corporations, focusing on           companies with
established records.  Individual securities are
selected based on value indicators, such as a low price-earnings ratio, and are reviewed for fundamental financial
strength.            Companies in which investments are made will
generally have at           least $1 billion in capitalization
and a solid history of           operations.

               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities (i.e.,
those rated Baa or higher by Moody's            or BBB or higher
by S&P, or if unrated, considered by IMI to be           of
comparable quality), preferred stocks, sponsored or
unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or cash or cash equivalents such as bank obligations (including
certificates of           deposit and bankers' acceptances),
commercial paper, short-term           notes and repurchase
agreements.  For temporary or emergency           purposes, the
Fund may borrow up to 10% of the value of its total
assets from banks.  The Fund may also purchase securities on a
      "when-issued" or firm commitment basis, and may engage in
       currency exchange transactions and enter into forward
foreign           currency contracts.  The Fund may also invest
(i) up to 10% of           its total assets in other investment
companies and (ii) up to 15%           of its net assets in
restricted and other illiquid           securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
(and options on)           stock index and foreign currency
futures contracts, provided that           the Fund's equivalent
exposure in such contracts does not exceed           15% of its
total assets.

               IVY INTERNATIONAL FUND:  Sales of shares of this
Fund to new           investors are being suspended.  See
"Additional Rights and           Privileges."  The Fund's
principal objective is long-term capital           growth
primarily through investment in equity securities.
Consideration of current income is secondary to this principal objective. It is anticipated that at least 65% of the
Fund's           total assets will be invested in common stocks
(and securities           convertible into common stocks)
principally traded in European,           Pacific Basin and Latin
America markets.  Under this investment           policy, at
least three different countries (other than the United
States) will be represented in the Fund's overall portfolio
   holdings.  For temporary defensive purposes, the Fund may also invest in equity securities principally traded in U.S.
markets.












          The Fund's subadviser, Northern Cross Investments
Limited           ("Northern Cross" or the "Subadviser"), invests
the Fund's assets           in a variety of economic sectors,
industry segments and           individual securities in order to
reduce the effects of price           volatility in any one area
and to enable shareholders to           participate in markets
that do not necessarily move in concert           with U.S.
markets.  The Subadviser seeks to identify rapidly
expanding foreign economies, and then searches out growing
  industries and corporations, focusing on companies with established records. Individual securities are selected based
on           value indicators, such as a low price-earnings
ratio, and are           reviewed for fundamental financial
strength.  Companies in which           investments are made will
generally have at least $1 billion in           capitalization
and a solid history of operations.

               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities (i.e.,
those rated Baa or higher by Moody's           or BBB or higher
by S&P, or if unrated, considered by the           Subadviser to
be of comparable quality), preferred stocks,           sponsored
or unsponsored ADRs, GDRs, ADSs and GDSs, warrants, or
cash or cash equivalents such as bank obligations (including certificates of deposit and bankers' acceptances), commercial paper, short-term notes and repurchase agreements.  For
temporary           or emergency purposes, the Fund may borrow up
to 10% of the value           of its total assets from banks.
The Fund may also purchase           securities on a "when-
issued" or firm commitment basis and may           engage in
foreign currency exchange transactions and enter into
forward foreign currency contracts.  The Fund may also invest (i)
         up to 10% of its total assets in other investment
companies and           (ii) up to 15% of its net assets in
restricted and other illiquid           securities.  The Fund may
with approval of the Trustees, but           currently does not
intend to, lend portfolio securities valued at           not more
that 30% of the Fund's total assets.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options
on)           stock index and foreign currency futures contracts,
provided that           the Fund's equivalent exposure in such
contracts does not exceed           15% of its total assets.

               IVY INTERNATIONAL SMALL COMPANIES FUND:  The
Fund's           principal investment objective is long-term
growth primarily           through investment in foreign equity
securities. Consideration of           current income is
secondary to this principal objective.  Under           normal
circumstances the Fund invests at least 65% of its total assets in common and preferred stocks (and securities convertible into common stocks) of foreign issuers having total market capitalization of less than $1 billion.  Under this
investment           policy, at least three different countries
(other than the United           States) will be represented in
the Fund's overall portfolio           holdings.  For temporary
defensive purposes, the Fund may also           invest in equity
securities principally traded in the United           States.
The Fund will invest its assets in a variety of economic
sectors, industry segments and individual securities in order to reduce the effects of price volatility in any area and to
enable           shareholders to participate in markets that do
not necessarily           move in concert with the U.S. market.
The factors that IMI           considers in determining the
appropriate distribution of           investments among various
countries and regions include prospects           for relative
economic growth, expected levels of inflation, government policies influencing business conditions and the outlook for currency relationships.

               In selecting the Fund's investments, IMI will seek
to           identify securities that are attractively priced
relative to           their intrinsic value.  The intrinsic value
of a particular           security is analyzed by reference to
characteristics such as           relative price/earnings ratio,
dividend yield and other relevant           factors (such as
applicable financial, tax, social and political conditions).

               When economic or market conditions warrant, the
Fund may           invest without limit in U.S. Government
securities, investment-          grade debt securities, zero
coupon bonds, preferred stocks,           warrants, or cash or
cash equivalents such as bank obligations           (including
certificates of deposit and bankers' acceptances),
commercial paper, short-term notes and repurchase agreements.
      The Fund may also invest up to 5% of its net assets in debt securities rated Ba or below by Moody's or BB or below
by S&P, or           if unrated, considered by IMI to be of
comparable quality           (commonly referred to as "high
yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may engage in foreign currency exchange
transactions and enter into forward foreign currency contracts.
        The Fund may also invest (i) up to 10% of its total
assets in           other investment companies and (ii) up to 15%
of its net assets           in restricted and other illiquid
securities.  The Fund may with           approval of the
Trustees, but currently does not intend to, lend portfolio securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in stock
index and           foreign currency futures contracts, provided
that the Fund's           equivalent exposure in such contracts
does not exceed 15% of its           total assets.

               IVY LATIN AMERICA STRATEGY FUND:  The Fund's
principal           investment objective is long-term capital
growth.  Consideration           of current income is secondary
to this principal objective.            Under normal conditions
the Fund invests at least 65% of its           total assets in
securities issued in Latin America, which for           purposes
of this Prospectus is defined as Mexico, Central
America, South America and the Spanish-speaking islands of the
      Caribbean.  Securities of Latin American issuers include
(a)           securities of companies organized under the laws of
a Latin           American country or for which the principal
securities trading           market is in Latin America; (b)
securities that are issued or           guaranteed by the
government of a Latin American country, its           agencies or
instrumentalities, political subdivisions or the
country's central bank; (c) securities of a company, wherever organized, where at least 50% of the company's non-current assets, capitalization, gross revenue or profit in any one
of the           two most recent fiscal years represents
(directly or indirectly           through subsidiaries) assets or
activities located in Latin           America; or (d) any of the
preceding types of securities in the           form of depository
shares. The Fund may participate in markets           throughout
Latin America, and it is expected that the Fund will           be
invested at all times in at least three countries. Under
present conditions, the Fund expects to focus its investments in
        Argentina, Brazil, Chile, Mexico and Venezuela, which IMI
         believes are the most developed capital markets in Latin
America.           The Fund does not expect to concentrate its
investments in any           particular industry.

               The Fund's equity investments consist of common
stock,           preferred stock (either convertible or non-
convertible),           sponsored or unsponsored ADRs, GDRs, ADSs
and GDSs, and warrants           (any of which may be purchased
through rights). The Fund's equity           securities may be
listed on securities exchanges, traded over-          the-
counter, or have no organized market.

               The Fund may invest in debt securities (including
zero           coupon bonds) when IMI anticipates that the
potential for capital           appreciation from debt securities
is likely to equal or exceed           that of equity securities
(e.g., a favorable change in relative           foreign exchange
rates, interest rate levels or the           creditworthiness of
issuers). These include debt securities           issued by Latin
American Governments ("Sovereign Debt").  Most of           the
debt securities in which the Fund may invest are not rated,
   and those that are rated are expected to be below investment-
       grade (i.e., rated Ba or below by Moody's or BB or below
by S&P,           or considered by IMI to be of comparable
quality), and are           commonly referred to as "high yield"
or "junk" bonds.

               To meet redemptions, or while the Fund is anticipating












          investments in Latin American securities, the Fund may
hold cash           or cash equivalents such as bank obligations
(including           certificates of deposit and bankers'
acceptances), commercial           paper, short-term notes and
repurchase agreements.  For temporary           defensive or
emergency purposes, the Fund may (i) invest without
limit in such instruments, and (ii) borrow up to one-third of the value of its total assets from banks (but may not
purchase           securities at any time during which the value
of the Fund's           outstanding loans exceeds 10% of the
value of the Fund's total           assets).

               The Fund may with approval of the Trustees, but
currently           does not intend to, lend portfolio securities
valued at not more           that 30% of the Fund's total assets.
The Fund may also invest in           warrants, purchase
securities on a "when-issued" or firm           commitment basis,
engage in foreign currency exchange           transactions and
enter into forward foreign currency contracts.            The
Fund may also invest (i) up to 10% of its total assets in
 other investment companies and (ii) up to 15% of its net assets in restricted and other illiquid securities.  The Fund
will treat           any Latin American securities that are
subject to restrictions on           repatriation for more than
seven days, as well as any securities           issued in
connection with Latin American debt conversion programs that are restricted to remittance of invested capital or profits, as illiquid securities for purposes of this limitation.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being
purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options
on)           stock index and foreign currency futures contracts,
provided that           the Fund's equivalent exposure in such
contracts does not exceed           15% of its total assets.

               IVY NEW CENTURY FUND: The Fund's principal
objective is           long-term growth.  Consideration of
current income is secondary           to this principal
objective. In pursuing its objective, the Fund           invests
primarily in the equity securities of companies that IMI
believes will benefit from the economic development and growth of emerging markets. The Fund considers countries having
emerging           markets to be those that (i) are generally
considered to be           "developing" or "emerging" by the
World Bank and the           International Finance Corporation,
or (ii) are classified by the           United Nations (or
otherwise regarded by their authorities) as           "emerging."
Under normal market conditions, the Fund invests at
least 65% of its total assets in equity securities (including common and preferred stocks, convertible debt obligations, warrants, options, rights and sponsored or unsponsored
ADRs, GDRs           ADSs and GDSs that are listed on stock
exchanges or traded over-          the-counter) of "Emerging
Market growth companies," which are












          defined as companies (a) for which the principal
securities           trading market is an emerging market (as
defined above), (b) that           (alone or on a consolidated
basis) derives 50% or more of its           total revenue either
from goods, sales or services in emerging           markets, or
(c) that are organized under the laws of (and with a principal office in) an emerging market country.

               The Fund normally invests its assets in the
securities of           issuers located in at least three
emerging market countries, and           may invest 25% or more
of its total assets in the securities of           issuers
located in any one country. IMI's determination as to
whether a company qualifies as a Emerging Markets growth company is based primarily on information contained in financial statements, reports, analyses and other pertinent
information           (some of which may be obtained directly
from the company).

               For purposes of capital appreciation, the Fund may
invest up           to 35% of its assets in (i) debt securities
of government or           corporate issuers in emerging market
countries, (ii) equity and           debt securities of issuers
in developed countries (including the           United States),
and (iii) cash or cash equivalents such as bank
obligations (including certificates of deposit and bankers'
   acceptances), commercial paper, short-term notes and
repurchase           agreements. For temporary defensive
purposes, the Fund may invest           without limit in such
instruments. The Fund may also invest in           zero coupon
bonds and purchase securities on a "when-issued" or firm commitment basis.

               The Fund will not invest more than 20% of its
total assets           in debt securities rated Ba or lower by
Moody's or BB or lower by           S&P, or if unrated,
considered by IMI to be of comparable quality           (commonly
referred to as "high yield" or "junk" bonds).

               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           assets.  The
Fund may with approval of the Trustees, but           currently
does not intend to, lend portfolio securities valued at
not more that 30% of the Fund's total assets, engage in foreign currency exchange transactions and enter into forward
foreign           currency contracts.  The Fund may also invest
(i) up to 10% of           its total assets in other investment
companies, and (ii) up to           15% of its net assets in
restricted and other illiquid           securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets. The Fund may also sell           covered put options with
respect to up to 10% of the value of its           net assets,
and may write covered call options so long as not           more
than 25% of the Fund's net assets is subject to being purchased upon the exercise of the calls. For hedging purposes only, the Fund may engage in transactions in (and options on)












          stock index and foreign currency futures contracts,
provided that           the Fund's equivalent exposure in such
contracts does not exceed           15% of its total assets.

               IVY PAN-EUROPE FUND:  The Fund's principal
investment           objective is long-term capital growth.
Consideration of current           income is secondary to this
principal objective.  The Fund seeks           to achieve its
investment objective by investing primarily in the equity securities of companies domiciled or otherwise doing business (as described below) in European countries.

               Under normal circumstances, the Fund will invest
at least           65% of its total assets in the equity
securities of "European           companies," which include any
issuer (a) that is organized under           the laws of a
European country; (b) that derives 50% or more of           its
total revenues from goods produced or sold, investments made or services performed in Europe; or (c) for which the
principal           trading market is in Europe.  The Fund may
also invest up to 35%           of its total assets in the equity
securities of issuers domiciled           outside of Europe.  The
equity securities in which the Fund may           invest include
common stock, preferred stock and common stock
equivalents such as warrants and convertible debt securities.
      The Fund may also invest in sponsored or unsponsored ADRs,
        European Depository Receipts ("EDRs"), GDRs, ADSs,
European           Depository Shares ("EDSs") and GDSs.  The Fund
does not expect to           concentrate its investments in any
particular industry.

               The Fund may invest up to 35% of its net assets in
debt           securities, but will not invest more than 20% of
its net assets           in debt securities rated Ba or below by
Moody's or BB or below by           S&P (commonly referred to as
"high yield" or "junk" bonds), or if           unrated,
considered by IMI to be of comparable quality.   The
Fund may also purchase securities on a "when-issued" or firm commitment basis, engage in foreign currency exchange transactions and enter into forward foreign currency contracts.
         In addition, the Fund may invest up to 5% of its net
assets in           zero coupon bonds.  The Fund may with
approval of its Board of           Trustees (the "Trustees" or
"Board"), but currently does not           intend to, lend
portfolio securities.

               For temporary defensive purposes or when IMI
believes that           circumstances warrant, the Fund may
invest without limit in U.S.           Government securities,
investment-grade debt securities (i.e.,           those rated Baa
or higher by Moody's or BBB or higher by S&P, or           if
unrated, considered by IMI to be of comparable quality), warrants, and cash or cash equivalents such as domestic or foreign bank obligations (including certificates of deposit,
time           deposits and bankers' acceptances), short-term
notes, repurchase           agreements, and domestic or foreign
commercial paper (which, if           issued by a corporation,
must be rated Prime-1 by Moody's or A-1           by S&P, or if
unrated has been issued by a company that at the           time
of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's).













               For temporary or emergency purposes, the Fund may
borrow up           to one-third of the value of its total assets
from banks, but may           not purchase securities at any time
during which the value of the           Fund's outstanding loans
exceeds 10% of the value of the Fund's           total assets.
The Fund may also invest (i) up to 10% of its           total
assets in other investment companies, and (ii) up to 15% of
   its net assets in restricted and other illiquid securities.

               The Fund may purchase put and call options on
securities and           stock indices, provided the premium paid
for such options does           not exceed 5% of the Fund's net
assets.  The Fund may also sell           covered put options
with respect to up to 10% of the value of its           net
assets, and may write covered call options so long as not
 more than 25% of the Fund's net assets is subject to being
   purchased upon the exercise of the calls.  For hedging
purposes           only, the Fund may engage in transactions in
(and options on)           stock index and foreign currency
futures contracts, provided that           the Fund's equivalent
exposure in such contracts does not exceed           15% of its
total assets.

                                     RISK FACTORS

          U.S. GOVERNMENT SECURITIES

               U.S. Government securities are obligations of, or
guaranteed           by, the U.S. Government, its agencies or
instrumentalities.            Securities guaranteed by the U.S.
Government include:  (1) direct           obligations of the U.S.
Treasury (such as Treasury bills, notes,           and bonds) and
(2) Federal agency obligations guaranteed as to
principal and interest by the U.S. Treasury (such as GNMA
 certificates, which are mortgage-backed securities).  When such securities are held to maturity, the payment of principal
and           interest is unconditionally guaranteed by the U.S.
Government,           and thus they are of the highest possible
credit quality.  U.S.           Government securities that are
not held to maturity are subject           to variations in
market value due to fluctuations in interest           rates.

               Mortgage-backed securities are securities
representing part           ownership of a pool of mortgage
loans.  For example, GNMA           certificates are such
securities in which the timely payment of           principal and
interest is guaranteed by the full faith and credit           of
the U.S. Government.  Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average
life           of the loans typically will be substantially less
because the           mortgages will be subject to principal
amortization and may be           prepaid prior to maturity.
Prepayment rates vary widely and may           be affected by
changes in market interest rates.  In periods of
falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the
security.            Conversely, rising interest rates tend to
decrease the rate of           prepayment, thereby lengthening
the actual average life of the           security (and increasing
the security's price volatility).            Accordingly, it is
not possible to predict accurately the average












          life of a particular pool.  Reinvestment of prepayment
may occur           at higher or lower rates than the original
yield on the           certificates.  Due to the prepayment
feature and the need to           reinvest prepayments of
principal at current rates, mortgage-          backed securities
can be less effective than typical bonds of           similar
maturities at "locking in" yields during periods of declining interest rates. Such securities may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

               Securities issued by U.S. Government
instrumentalities and           certain federal agencies are
neither direct obligations of nor           guaranteed by the
U.S. Treasury; however, they involve Federal
sponsorship in one way or another.  Some are backed by specific types of collateral, some are supported by the issuer's
right to           borrow from the Treasury, some are supported
by the discretionary           authority of the Treasury to
purchase certain obligations of the           issuer, others are
supported only by the credit of the issuing           government
agency or instrumentality.  These agencies and
instrumentalities include, but are not limited to, Federal Land
       Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home
        Loan Banks, Federal National Mortgage Association,
Federal Home           Loan Mortgage Corporation, and Student
Loan Marketing           Association.

          CONVERTIBLE SECURITIES

               Because convertible securities can be converted
into equity           securities, their values will normally vary
in some proportion           with those of the underlying equity
securities. Convertible           securities usually provide a
higher yield than the underlying           equity, however, so
that the price decline of a convertible           security may
sometimes be less substantial than that of the underlying equity security.

               A Fund may invest in convertible securities, such
as           corporate bonds, notes, debentures and other
securities that may           be converted into common stock.
Investments in convertible           securities can provide
income through interest and dividend           payments as well
as an opportunity for capital appreciation by           virtue of
their conversion or exchange features.

               The convertible securities in which a Fund may
invest           include preferred stock that may be converted or
exchanged at a           stated or determinable exchange ratio
into underlying shares of           common stock.  The exchange
ratio for any particular convertible           security may be
adjusted from time to time due to stock splits,
dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio.  Convertible debt
securities and           convertible preferred stocks, until
converted, have general           characteristics similar to both
debt and equity securities.            Although to a lesser
extent than with debt securities generally,           the market
value of convertible securities tends to decline as












          interest rates increase and, conversely, tends to
increase as           interest rates decline.  In addition,
because of the conversion           or exchange feature, the
market value of convertible securities           typically
changes as the market value of the underlying common
stock changes, and, therefore, also tends to follow movements in the general market for equity securities.  When the
market price           of the underlying common stock increases,
the price of a           convertible security tends to rise as a
reflection of the value           of the underlying common stock,
although typically not as much as           the price of the
underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

               As debt securities, convertible securities are
investments           which provide for a stream of income.  Of
course, like all debt           securities, there can be no
assurance of income or principal           payments because the
issuers of the convertible securities may           default on
their obligations. Convertible securities generally offer lower yields than non-convertible securities of similar quality because of their conversion or exchange features.

               Convertible securities generally are subordinated
to other           similar but non-convertible securities of the
same issuer,           although convertible bonds, as corporate
debt obligations, are           senior in right of payment to all
equity securities, and           convertible preferred stock is
senior to common stock, of the           same issuer.  However,
convertible bonds and convertible           preferred stock
typically have lower coupon rates than similar           non-
convertible securities. Convertible securities may be issued as fixed income obligations that pay current income.

          DEBT SECURITIES, IN GENERAL

                Investment in debt securities involves both
interest rate           and credit risk. Generally, the value of
debt instruments rises           and falls inversely with
fluctuations in interest rates. As           interest rates
decline, the value of debt securities generally
increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer maturities generally are more volatile than bonds with
shorter           maturities. The market value of debt securities
also varies           according to the relative financial
condition of the issuer. In           general, lower-quality
bonds offer higher yields due to the           increased risk
that the issuer will be unable to meet its           obligations
on interest or principal payments at the time called for by the debt instrument.

          ZERO COUPON BONDS

               A Fund may purchase zero coupon bonds in
accordance with the           Fund's credit quality standards.
Zero coupon bonds are debt           obligations issued without
any requirement for the periodic           payment of interest,
and are issued at a significant discount












          from face value.  The discount approximates the total
amount of           interest the bonds would accrue and compound
over the period           until maturity at a rate of interest
reflecting the market rate           at the time of issuance.  If
a Fund holds zero coupon bonds in           its portfolio, it
would recognize income currently for Federal           income tax
purposes in the amount of the unpaid, accrued interest
and generally would be required to distribute dividends repre-
     senting such income to shareholders currently, even though
the           cash representing such income would not have been
received by the           Fund.  Cash to pay dividends
representing unpaid, accrued           interest may be obtained
from, for example, sales proceeds of           portfolio
securities and Fund shares and from loan proceeds.
However, this may result in a Fund's having to sell portfolio securities at a time when it might otherwise choose not to
do so,           and the Fund might incur a capital loss on such
sales.  Because           interest on zero coupon obligations is
not distributed to a Fund           on a current basis, but is in
effect compounded, the value of           such securities is
subject to greater fluctuations in response to           changing
interest rates than the value of debt obligations that distribute income regularly.

          REPURCHASE AGREEMENTS

               Repurchase agreements are contracts under which a
Fund buys           a money market instrument and obtains a
simultaneous commitment           from the seller to repurchase
the instrument at a specified time           and at an agreed-
upon yield.  Under guidelines approved by the           Board, a
Fund is permitted to enter into repurchase agreements
only if the repurchase agreements are at least fully collateralized with U.S. Government securities or other securities that the Fund's investment adviser has approved for use as collateral for repurchase agreements and the
collateral           must be marked-to-market daily.  A Fund will
enter into           repurchase agreements only with banks and
broker-dealers deemed           to be creditworthy by the Fund's
investment adviser under           guidelines approved by the
Board.  In the unlikely event of           failure of the
executing bank or broker-dealer, a Fund could
experience some delay in obtaining direct ownership of the
  underlying collateral and might incur a loss if the value of
the           security should decline, as well as costs in
disposing of the           security.

          WARRANTS

               The holder of a warrant has the right, until the
warrant           expires, to purchase a given number of shares
of a particular           issuer at a specified price. Such
investments can provide a           greater potential for profit
or loss than an equivalent           investment in the underlying
security.  However, prices of           warrants do not
necessarily move in tandem with the prices of the
underlying securities, and are, therefore, considered speculative investments.  Warrants pay no dividends and confer no
rights           other than a purchase option.  Thus, if a
warrant held by a Fund           were not exercised by the date
of its expiration, the Fund would












          lose the entire purchase price of the warrant.  A
Fund's           investments in warrants will not exceed 5% of
the value of its           net assets.

          SMALL COMPANIES

               Investing in smaller company stocks involves
certain special           considerations and risks that are not
usually associated with           investing in larger, more
established companies.  For example,           the securities of
smaller companies may be subject to more abrupt           or
erratic market movements, because they tend to be thinly
traded and are subject to a greater degree to changes in the issuer's earnings and prospects.  Small companies also tend
to           have limited product lines, markets or financial
resources.            Transaction costs in smaller company stocks
also may be higher           than those of larger companies.

          COMMERCIAL PAPER

               Commercial paper represents short-term unsecured
promissory           notes issued in bearer form by bank holding
companies,           corporations and finance companies.  A Fund
may invest in           commercial paper that is rated Prime-1 by
Moody's or A-1 by S&P           or, if not rated by Moody's or
S&P, is issued by companies having           an outstanding debt
issue rated Aaa or Aa by Moody's or AAA or AA           by S&P.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               Certificates of deposit are negotiable
certificates issued           against funds deposited in a
commercial bank for a definite           period of time and
earning a specified return.  Bankers'           acceptances are
negotiable drafts or bills of exchange, normally           drawn
by an importer or exporter to pay for specific merchandise,
   which are "accepted" by a bank (meaning, in effect, that the
bank           unconditionally agrees to pay the face value of
the instrument at           maturity).  In addition to investing
in certificates of deposit           and bankers' acceptances, a
Fund may invest in time deposits in           banks or savings
and loan associations.  Time deposits are           generally
similar to certificates of deposit, but are
uncertificated. A Fund's investments in certificates of deposit, time deposits, and bankers' acceptances are limited to obligations of (i) banks having total assets in excess of
$1           billion, (ii) U.S. banks which do not meet the $1
billion asset           requirement, if the principal amount of
such obligation is fully           insured by the Federal Deposit
Insurance Corporation (the           "FDIC"), (iii) savings and
loan associations which have total           assets in excess of
$1 billion and which are members of the FDIC,           and (iv)
foreign banks if the obligation is, in IMI's opinion, of
an investment quality comparable to other debt securities which may be purchased by the particular Fund.  A Fund's
investments in           certificates of deposit of savings
associations are limited to           obligations of Federal and
state-chartered institutions whose           total assets exceed
$1 billion and whose deposits are insured by












          the FDIC.

          DEPOSITORY RECEIPTS

               ADRs, GDRs and similar instruments, the issuance
of which is           typically administered by a U.S. or foreign
bank or trust           company, evidence ownership of underlying
securities issued by a           U.S. or foreign corporation.
Unsponsored programs are organized           independently and
without the cooperation of the issuer of the           underlying
securities.  As a result, available information
concerning the issuer may not be as current as for sponsored depository instruments and their prices may be more volatile
than           if they were sponsored by the issuers of the
underlying           securities.  ADRs are publicly traded on
exchanges or over-the-          counter ("OTC") in the United
States.

          INVESTMENT-GRADE DEBT SECURITIES

               Bonds rated Aaa by Moody's and AAA by S&P are
judged to be           of the best quality (i.e., capacity to pay
interest and repay           principal is extremely strong).
Bonds rated Aa/AA are considered           to be of high quality
(i.e., capacity to pay interest and repay           principal is
very strong and differs from the highest rated           issues
only to a small degree).  Bonds rated A are viewed as
having many favorable investment attributes, but elements may be present that suggest a susceptibility to the adverse
effects of           changes in circumstances and economic
conditions than debt in           higher rated categories.  Bonds
rated Baa/BBB (considered by           Moody's to be "medium
grade" obligations) are considered to have           an adequate
capacity to pay interest and repay principal, but
certain protective elements may be lacking (i.e., such bonds lack outstanding investment characteristics and have some
speculative           characteristics).  A Fund may invest in
debt securities that are           given an investment-grade
rating by Moody's or S&P, and may also           invest in
unrated debt securities that are considered by IMI to be of comparable quality.

          LOW-RATED DEBT SECURITIES

               A Fund may invest in corporate debt securities
rated Ba or           lower by Moody's, or BB or lower by S&P.  A
Fund will not,           however, invest in securities that, at
the time of investment,           are rated lower than C by
either Moody's or S&P.  Securities           rated lower than Baa
or BBB (and comparable unrated securities)           are commonly
referred to as "high yield" or "junk" bonds and are
considered to be predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments.  The lower the ratings of corporate debt
securities,           the more their risks render them like
equity securities.  (See           Appendix A for a more complete
description of the ratings           assigned by Moody's and S&P
and their respective
          characteristics.)

               While IMI may refer to ratings issued by established credit rating agencies, it is not IMI's policy to rely
exclusively on           such ratings, but rather to supplement
such ratings with its own           independent and ongoing
review of credit quality.  A Fund's           achievement of its
investment objective may, to the extent of its
investment in low-rated debt securities, be more dependent upon
       IMI's credit analysis than would be the case if the Funds
were           investing in higher quality bonds.  Should the
rating of a           portfolio security be downgraded, IMI will
determine whether it           is in the relevant Fund's best
interest to retain or dispose of           the security.
However, should any individual bond held by a Fund           be
downgraded below a rating of C, IMI currently intends to dispose of such bond based on then existing market conditions.

               The secondary market on which low-rated debt
securities are           traded may be less liquid than the
market for higher grade bonds.            Less liquidity in the
secondary trading market could adversely           affect the
price at which a Fund could sell a low-rated debt
security, and cause large fluctuations in the daily net asset value of the Fund's shares.  Adverse publicity and investor perceptions, whether or not based on fundamental
analysis, may           decrease the value and liquidity of low-
rated debt securities,           especially in a thinly traded
market.  When secondary markets for           high yield
securities become relatively less liquid, it may be
more difficult to value the securities, requiring additional research, and elements of judgment. Prices for low-rated debt securities may be affected by legislative and regulatory developments. (For example, Federal rules require
savings and           loan institutions to reduce gradually their
holdings of this type           of security).

          FOREIGN SECURITIES

               A Fund may invest in securities of foreign
issuers,           including non-U.S. dollar-denominated debt
securities, Euro           dollar securities, sponsored and
unsponsored ADRs, ADSs, GDRs           GDSs and debt securities
issued, assumed or guaranteed by foreign           governments or
political subdivisions or instrumentalities           thereof.
Shareholders should consider carefully the substantial
risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to
the           usual risks inherent in the domestic investments.

               Although a Fund intends to invest only in nations
that IMI           considers to have relatively stable and
friendly governments,           there is the possibility of
expropriation, nationalization,           repatriation or
confiscatory taxation, taxation of income earned           in a
foreign country and other foreign taxes, foreign exchange
 controls (which may include suspension of the ability to
transfer           currency from a given country), default in
foreign government           securities, political or social
instability or diplomatic           developments which could
affect investments in securities of           issuers in those
nations.  In addition, in many countries there           is less
publicly available information about issuers than is available for U.S. companies. For example, ownership of unsponsored ADRs may not entitle the owner to financial
or other           reports from the issuer to which it might
otherwise be entitled           as the owner of a sponsored ADR.
Moreover, foreign companies are           not generally subject
to uniform accounting, auditing and           financial reporting
standards, and auditing practices and           requirements may
not be comparable to those applicable to U.S.
companies.  In many foreign countries, there is less government supervision and regulation of business and industry
practices,           stock exchanges, brokers and listed
companies than in the United           States.  Foreign
securities transactions may also be subject to           higher
brokerage costs than domestic securities transactions.
The foreign securities markets of many of the countries in which a Fund may invest may also be smaller, less liquid and
subject to           greater price volatility than those in the
United States.  In           addition, a Fund may encounter
difficulties or be unable to           pursue legal remedies and
obtain judgment in foreign courts.

               Foreign stock markets have different clearance and
         settlement procedures and in certain markets there have
been           times when settlements have been unable to keep
pace with the           volume of securities transactions, making
it difficult to conduct           such transactions.  Delays in
settlement could result in           temporary periods when
assets of a Fund are uninvested and no           return is earned
thereon.  The inability of a Fund to make           intended
security purchases due to settlement problems could
cause that Fund to miss attractive investment opportunities.
     Further, the inability to dispose of portfolio securities
due to           settlement problems could result either in
losses to a Fund           because of subsequent declines in the
value of the portfolio           security or, if a Fund has
entered into a contract to sell the           security, in
possible liability to the purchaser.  Fixed           commissions
on some foreign securities exchanges are generally
higher than negotiated commissions on U.S. exchanges, although
      IMI will endeavor to achieve the most favorable net results
on a           Fund's portfolio transactions.  It may be more
difficult for a           Fund's agents to keep currently
informed about corporate actions           such as stock
dividends or other matters that may affect the           prices
of portfolio securities.  Communications between the
United States and foreign countries may be less reliable than within the United States, thus increasing the risk of
delayed           settlements of portfolio transactions or loss
of certificates for           portfolio securities.  Moreover,
individual foreign economies may           differ favorably or
unfavorably from the United States economy in           such
respects as growth of gross national product, rate of
inflation, capital reinvestment, resource self-sufficiency and balance of payments position.  IMI seeks to mitigate the
risks to           a Fund associated with the foregoing
considerations through           investment variation and
continuous professional management.

          INVESTING IN EMERGING MARKETS

               Investors should recognize that investing in
certain foreign           securities involves special
considerations, including those set           forth below, that
are not typically associated with investing in












          United States securities and that may affect a Fund's
performance           favorably or unfavorably.  (See "Foreign
Securities" under the           caption "Risk Factors and
Investment Techniques" in the           Prospectus.)

               In recent years, many emerging market countries
around the           world have undergone political changes that
have reduced           government's role in economic and personal
affairs and have           stimulated investment and growth.
Historically, there is a strong           direct correlation
between economic growth and stock market           returns.
While this is no guarantee of future performance, IMI
believes that investment opportunities (particularly in the
   energy, environmental services, natural resources, basic materials, power, telecommunications and transportation industries) may result within the evolving economies of
emerging           market countries from which the Fund and its
shareholders will           benefit.

               Investments in companies domiciled in developing
countries           may be subject to potentially higher risks
than investments in           developed countries.  Such risks
include (i) less social,           political and economic
stability; (ii) a small market for           securities and/or a
low or nonexistent volume of trading, which           result in a
lack of liquidity and greater price volatility; (iii)
certain national policies that may restrict a Fund's investment opportunities, including restrictions on investment in
issuers or           industries deemed sensitive to national
interests; (iv) foreign           taxation; (v) the absence of
developed structures governing           private or foreign
investment or allowing for judicial redress           for injury
to private property; (vi) the absence, until           relatively
recently in certain Eastern European countries, of a
capital market structure or market-oriented economy; (vii) the possibility that recent favorable economic developments in
        Eastern Europe may be slowed or reversed by unanticipated
         political or social events in such countries; and (viii)
the           possibility that currency devaluations could
adversely affect the           value of a Fund's investments.
Further, many emerging markets           have experienced and
continue to experience high rates of           inflation.

               Despite the dissolution of the Soviet Union, the
Communist           Party may continue to exercise a significant
role in certain           Eastern European countries.  To the
extent of the Communist           Party's influence, investments
in such countries will involve           risks of
nationalization, expropriation and confiscatory
taxation.  The communist governments of a number of Eastern
   European countries expropriated large amounts of private
property           in the past, in many cases without adequate
compensation, and           there can be no assurance that such
expropriation will not occur           in the future.  In the
event of such expropriation, a Fund could           lose a
substantial portion of any investments it has made in the
 affected countries.  Further, few (if any) accounting standards exist in Eastern European countries.  Finally, even
though           certain Eastern European currencies may be
convertible into U.S.












          dollars, the conversion rates may be artificial in
relation to           the actual market values and may be adverse
to a Fund's net asset           value.

               Certain Eastern European countries that do not
have well-          established trading markets are characterized
by an absence of           developed legal structures governing
private and foreign           investments and private property.
In addition, certain countries           require governmental
approval prior to investments by foreign           persons, or
limit the amount of investment by foreign persons in           a
particular company, or limit the investment of foreign persons to only a specific class of securities of a company that
may have           less advantageous terms than securities of the
company available           for purchase by nationals.

               Authoritarian governments in certain Eastern
European           countries may require that a governmental or
quasi-governmental           authority act as custodian of a
Fund's assets invested in such           country.  To the extent
such governmental or quasi-governmental           authorities do
not satisfy the requirements of the Investment           Company
Act of 1940, as amended (the "1940 Act"), with respect to
 the custody of a Fund's cash and securities, that Fund's investment in such countries may be limited or may be required
to           be effected through intermediaries.  The risk of
loss through           governmental confiscation may be increased
in such countries.

          CANADIAN SECURITIES

               Ivy Canada Fund normally invests a significant
portion of           its assets in Canadian securities.  The
Canadian securities           market is among the largest in the
world.  Equity securities are           traded primarily on the
country's five independent regional stock           exchanges:
The Toronto Stock Exchange ("TSE"), the Montreal
Exchange ("ME"), the Vancouver Stock Exchange ("VSE"), the
  Alberta Stock Exchange and the Winnipeg Stock Exchange.  The
TSE,           which is the largest regional exchange, had a
total market           capitalization of $1190.8 billion as of
November, 1996 and its           1,304 listed companies had a
November trading volume of           2,610,118,602 shares.  A
small percentage of Canadian stocks are           traded on the
unlisted or OTC market.  In contrast, almost all           debt
securities are traded on the OTC.  Interlisting is common
 among the Canadian and U.S. stock exchanges and the OTC markets.
          In addition, the TSE, the American Stock Exchange and
the Midwest           Stock Exchange are electronically linked to
permit the order           routing of interlisted securities on
those stock exchanges.  The           ME and the Boston Stock
Exchange are similarly linked.  Ivy           Canada Fund invests
less than 1% of its assets in securities           listed solely
on the VSE.

               The economy of Canada is strongly influenced by
the           activities of companies and industries involved in
the production           and processing of natural resources.
The companies may include           those involved in the energy
industry, industrial materials           (chemicals, base metals,
timber and paper) and agricultural












          materials (grain cereals).  The securities of companies
in the           energy industry are subject to changes in value
and dividend           yield, which depend, to a large extent, on
the price and supply           of energy fuels.  Rapid price and
supply fluctuations may be           caused by events relating to
international politics, energy           conservation and the
success of exploration projects. Economic           prospects are
changing due to recent government attempts to           reduce
restrictions against foreign investment. These considerations are especially important for a Fund, like Ivy
    Canada Fund, which invests primarily in Canadian securities.

               Many factors, including social, environmental and
economic           conditions, that are not within the control of
Canada affect and           could have an adverse impact on the
financial condition of           Canada.  IMI is unable to
predict what effect, if any, such           factors would have on
instruments held in a Fund's portfolio.

               Beginning in January of 1989 the U.S. - Canada
Free Trade           Agreement will be phased in over a period of
10 years.  This           agreement will remove tariffs on U.S.
technology and Canadian           agricultural products in
addition to removing trade barriers           affecting other
important sectors of each country's economy.
Additionally, the recent implementation of the North American
     Free Trade Agreement in January, 1994 is expected to lead to increased trade and reduced barriers between Canada and
the           United States.

               Canada is one of the world's leading industrial
countries,           as well as a major exporter of agricultural
products.  Canada is           rich in natural resources such as
zinc, uranium, nickel, gold,           silver, aluminum, iron and
copper.  Forest covers over 44% of           land area, making
Canada a leading world producer of newsprint.

               Canada is also a major producer of
hydroelectricity, oil and           gas.  The business activities
of companies in the energy field           may include the
production, generation, transmission, marketing, control or measurement of energy or energy fuels.

               Canadian securities exchanges are self-regulatory
agencies           that are recognized by the securities
administrators of the           province in which the exchange is
located.  The largest, most           active Canadian exchange is
the TSE, which is a self-regulated           agency recognized by
the Ontario Securities Commission.  Canadian           securities
regulation differs in certain respects from United
States securities regulation.  For example, the amount of
 information available concerning companies that have securities traded on Canadian exchanges and do not have securities
traded on           an exchange in the United States is generally
less than that           available concerning companies which
have securities traded on           United States exchanges.  See
"Risk Factors and Investment           Techniques" in the
Prospectus for a discussion of the risks           associated
with investing in the securities of foreign companies.

          INVESTING IN LATIN AMERICA












               Investing in securities of Latin American issuers
may entail           risks relating to the potential political
and economic           instability of certain Latin American
countries and the risks of           expropriation,
nationalization, confiscation or the imposition of
restrictions on foreign investment and on repatriation of capital invested.  In the event of expropriation,
nationalization or           other confiscation by any country, a
Fund could lose its entire           investment in any such
country.

               The securities markets of Latin American countries
are           substantially smaller, less developed, less liquid
and more           volatile than the major securities markets in
the U.S. Disclosure           and regulatory standards are in
many respects less stringent than           U.S. standards.
Furthermore, there is a lower level of           monitoring and
regulation of the markets and the activities of investors in such markets.

               The limited size of many Latin American securities
markets           and limited trading volume in the securities of
Latin American           issuers compared to volume of trading in
the securities of U.S.           issuers could cause prices to be
erratic for reasons apart from           factors that affect the
soundness and competitiveness of the           securities
issuers.  For example, limited market size may cause
prices to be unduly influenced by traders who control large
   positions.  Adverse publicity and investors' perceptions,
whether           or not based on in-depth fundamental analysis,
may decrease the           value and liquidity of portfolio
securities.

               Latin America Strategy Fund invests in securities denominated in currencies of Latin American countries.
       Accordingly, changes in the value of these currencies
against the           U.S. dollar will result in corresponding
changes in the U.S.           dollar value of the Fund's assets
denominated in those           currencies.

               Some Latin American countries also may have
managed           currencies, which are not free floating against
the U.S. dollar.            In addition, there is risk that
certain Latin American countries           may restrict the free
conversion of their currencies into other           countries.
Further, certain Latin American currencies may not be internationally traded. Certain of these currencies have experienced a steep devaluation relative to the U.S. dollar.
Any           devaluations in the currencies in which a Fund's
portfolio           securities are denominated may have a
detrimental impact on that           Fund's net asset value.

               The economies of individual Latin American
countries may           differ favorably or unfavorably from the
U.S. economy in such           respects as the rate of growth of
gross domestic product, the           rate of inflation, capital
reinvestment, resource self-          sufficiency and balance of
payments position.  Certain Latin           American countries
have experienced high levels of inflation           which can
have a debilitating effect on the economy.
Furthermore, certain Latin American countries may impose












          withholding taxes on dividends payable to a Fund at a
higher rate           than those imposed by other foreign
countries.  This may reduce           the Fund's investment
income available for distribution to           shareholders.

               Certain Latin American countries such as
Argentina, Brazil           and Mexico are among the world's
largest debtors to commercial           banks and foreign
governments.  At times, certain Latin American
countries have declared moratoria on the payment of principal and/or interest on outstanding debt.  Investment in
sovereign           debt can involve a high degree of risk.  The
governmental entity           that controls the repayment of
sovereign debt may not be able or           willing to repay the
principal and/or interest when due in           accordance with
the terms of such debt.  A governmental entity's
willingness or ability to repay principal and interest due in a timely manner may be affected by, among other factors, its
cash           flow situation, the extent of its foreign
reserves, the           availability of sufficient foreign
exchange on the date a payment           is due, the relative
size of the debt service burden to the           economy as a
whole, the governmental entity's policy towards the
International Monetary Fund, and the political constraints to which a governmental entity may be subject.  Governmental
      entities may also be dependent on expected disbursements
from           foreign governments, multilateral agencies and
others abroad to           reduce principal and interest
arrearages on their debt.  The           commitment on the part
of these governments, agencies and others           to make such
disbursements may be conditioned on a governmental
entity's implementation of economic reforms and/or economic
   performance and the timely service of such debtor's
obligations.            Failure to implement such reforms,
achieve such levels of           economic performance or repay
principal or interest when due may           result in the
cancellation of such third parties' commitments to           lend
funds to the governmental entity, which may further impair
  such debtor's ability or willingness to service its debts in a timely manner.  Consequently, governmental entities may
default           on their sovereign debt.

               Holders of sovereign debt, including a Fund, may
be           requested to participate in the rescheduling of such
debt and to           extend further loans to governmental
entities.  There is no           bankruptcy proceeding by which
defaulted sovereign debt may be           collected in whole or
in part.

               Governments of many Latin American countries have
exercised           and continue to exercise substantial
influence over many aspects           of the private sector
through the ownership or control of many           companies,
including some of the largest in those countries.  As           a
result, government actions in the future could have a
significant effect on economic conditions which may adversely affect prices of certain portfolio securities.
Expropriation,           confiscatory taxation, nationalization,
political, economic or           social instability or other
similar developments, such as           military coups, have
occurred in the past and could also           adversely affect a
Fund's investments in this region.












               Changes in political leadership, the
implementation of           market oriented economic policies,
such as privatization, trade           reform and fiscal and
monetary reform are among the recent steps           taken to
renew economic growth.  External debt is being
restructured and flight capital (domestic capital that has left home country) has begun to return.  Inflation control
efforts           have also been implemented.  Latin American
equity markets can be           extremely volatile and in the
past have shown little correlation           with the U.S.
market.  Currencies are typically weak, but most           are
now relatively free floating, and it is not unusual for the
   currencies to undergo wide fluctuations in value over short periods of time due to changes in the market.

          INVESTING IN ASIA PACIFIC SECURITIES

               Certain Asia-Pacific countries in which Ivy Asia
Pacific           Fund may invest are developing countries, and
may be in the           initial stages of their industrialization
cycle.  The economic           structures of developing countries
generally are less diverse and           mature than in the
United States, and their political systems may           be
relatively unstable.  Historically, markets of developing
 countries have been more volatile than the markets of developed countries, yet such markets often have provided higher
rates of           return to investors.

               Investing in securities of issuers in Asia-Pacific
countries           involves certain considerations not typically
associated with           investing in securities of United
States companies, including (i)           restrictions on foreign
investment and on repatriation of capital           invested in
Asian countries, (ii) currency fluctuations, (iii)           the
cost of converting foreign currency into United States
dollars, (iv) potential price volatility and lesser liquidity of shares traded on Asia-Pacific country securities markets
and (v)           political and economic risks, including the
risk of           nationalization or expropriation of assets and
the risk of war.

               Certain Asia-Pacific countries may be more
vulnerable to the           ebb and flow of international trade
and to trade barriers and           other protectionist or
retaliatory measures.  Investments in           countries that
have recently opened their capital markets and           that
appear to have relaxed their central planning requirement,
  as well as in countries that have privatized some of their state-owned industries, should be regarded as speculative.

               The settlement period of securities transactions
in foreign           markets in general may be longer than in
domestic markets, and           such delays may be of particular
concern in developing countries.            For example, the
possibility of political upheaval and the           dependence on
foreign economic assistance may be greater in developing countries than in developed countries, either one of which may increase settlement delays.

               Securities exchanges, issuers and broker-dealers
in some           Asia-Pacific countries are subject to less
regulatory scrutiny












          than in the United States.  In addition, due to the
limited size           of the markets for Asia-Pacific
securities, the prices for such           securities may be more
vulnerable to adverse publicity,           investors' perceptions
or traders' positions or strategies, which           could cause
a decrease not only in the value but also in the liquidity of the Fund's investments.

          INVESTING IN NATURAL RESOURCES

               Since the Ivy Global Natural Resources Fund
normally invests           a substantial portion of its assets in
securities of companies           engaged in natural resources
activities, the Fund may be subject           to greater risks
and market fluctuations than funds with more
diversified portfolios.  The value of the Fund's securities will fluctuate in response to market conditions generally, and
will be           particularly sensitive to the markets for those
natural resources           in which a particular issuer is
involved.  The values of natural           resources may also
fluctuate directly with respect to real and           perceived
inflationary trends and various political developments.
In selecting the Fund's portfolio of investments, IMI will
  consider each company's ability to create new products, secure any necessary regulatory approvals, and generate
sufficient           customer demand.  A company's failure to
perform well in any one           of these areas, however, could
cause its stock to decline           sharply.

               Ivy Global Natural Resources Fund's investments in
precious           metals (such as gold) and other physical
commodities are subject           to special risk considerations,
including substantial price           fluctuations over short
periods of time.  On the other hand,           investments in
precious metals coins or bullion could help to           moderate
fluctuations in the value of the Fund's portfolio, since
the prices of precious metals have at times tended not to
 fluctuate as widely as shares of issuers engaged in the mining
of           precious metals.  Because precious metals and other
commodities           do not generate investment income, however,
the return on such           investments will be derived solely
from the appreciation and           depreciation on such
investments.  The Fund may also incur           storage and other
costs relating to its investments in precious           metals
and other commodities, which may, under certain
circumstances, exceed custodial and brokerage costs associated with investments in other types of securities.  When the
Fund           purchases a precious metal, IMI currently intends
that it will           only be in a form that is readily
marketable.

               Natural resource industries throughout the world
may be           subject to greater political, environmental and
other           governmental regulation than many other
industries.  Changes in           governmental policies and the
need for regulatory approvals may           have an adverse
effect on the products and services of natural
resources companies.  For example, the exploration, development and distribution of coal, oil and gas in the United States
are           subject to significant Federal and state
regulation, which may           affect rates of return on such
investments and the kinds of












          services that may be offered to companies in those
industries.            In addition, many natural resource
companies have been subject to           significant costs
associated with compliance with environmental           and other
safety regulations. Such regulations may also hamper the development of new technologies. The direction, type or effect of any future regulations affecting natural resource industries are virtually impossible to predict.

               To take advantage of potential growth
opportunities, Ivy           Global Natural Resources Fund might
have significant investments           in companies with
relatively small market capitalization.            Securities of
smaller companies may be subject to more abrupt or
erratic market movements than the securities of larger more
   established companies, because they tend to be traded in lower volume and because the companies are subject to greater
business           risk.

               Under normal conditions, Ivy Global Natural
Resources Fund           is likely to be invested heavily in
foreign securities.            Investing in securities of foreign
issuers and denominated in           foreign currencies involves
risks not typically associated with           investing in United
States securities, including fluctuations in           foreign
exchange rates, exposure to adverse political and
economic developments and the possible imposition of exchange controls and related restrictions. In addition, competition
is           intense for many natural resource companies.  As a
result, the           value of the securities issues by such
companies may to subject           to increased share price
volatility.

          INVESTING IN THE CHINA REGION

               Investors should realize that China Region
countries may be           subject to a greater degree of
economic, political and social           instability than is the
case in the United States or other           developed countries.
Among the factors causing this instability           are (i)
authoritarian governments or military involvement in
political and economic decision making, (ii) popular unrest
   associated with demands for improved political, economic and social conditions, (iii) internal insurgencies, (iv)
hostile           relations with neighboring countries, (v)
ethnic, religious and           racial disaffection, and (vi)
changes in trading status, any one           of which could
disrupt the principal financial markets in which           the
Ivy China Region Fund invests and adversely affect the value of its assets.  In addition, several China Region countries
have           had hostile relations with neighboring nations.
For example,           China continues to claim sovereignty over
Taiwan, and is           scheduled to assume sovereignty over
Hong Kong in 1997.

               China Region countries tend to be heavily
dependent on           international trade, as a result of which
their markets are           highly sensitive to protective trade
barriers and the economic           conditions of their principal
trading partners (i.e., the United           States, Japan and
Western European countries).  Protectionist           trade
legislation, reduction of foreign investment in China












          Region economies and general declines in the
international           securities markets could have a
significant adverse effect on the           China Region
securities markets.  In addition, certain China           Region
countries have in the past failed to recognize private
property rights and have at times nationalized or expropriated the assets of private companies. There is a heightened risk
in           these countries that such adverse actions might be
repeated.

               To take advantage of potential growth
opportunities, the Ivy           China Region Fund might have
significant investments  in           companies with relatively
small market capitalization.            Securities of smaller
companies may be subject to more abrupt or           erratic
market movements than the securities of larger more
established companies, both because they tend to be traded in lower volume and because the companies are subject to
greater           business risk.  In addition, to the extent that
any China Region           country  experiences rapid increases
in its money supply or           investment in equity securities
for speculative purposes, the           equity securities traded
in such countries may trade at price-          earning multiples
higher than those of comparable companies           trading on
securities markets in the United States, which may not
be sustainable.  Finally, restriction on foreign investment
   exists to varying degrees in some China Region countries.
Where           such restrictions apply, investments may be
limited and may           increase the Fund's expenses.  See also
"Selected Economic and           Market Data for Asia Pacific and
China Region Countries" in           Appendix C to this SAI.

          PRECIOUS METALS AND OTHER PHYSICAL COMMODITIES

               Commodities trading is generally considered a
speculative           activity.  For example, prices of precious
metals are affected by           factors such as cyclical
economic conditions, political events           and monetary
policies of various countries.  Accordingly, markets
for precious metals may at times be volatile and there may be sharp price fluctuations even during periods when prices
overall           are rising.  Investments in physical
commodities may also present           practical problems of
delivery, storage and maintenance, possible illiquidity, the unavailability of accurate market valuations and increased expenses.

               Under current U.S. tax law, the Ivy Global Natural
Resources           Fund may not receive more than 10% of its
yearly income from           gains resulting from selling
precious metals or any other           physical commodity.
Accordingly, the Fund may be required to           hold its
precious metals or sell them at a loss, or to sell its portfolio securities at a gain, when for investment reasons it would not otherwise do so.

          FORWARD FOREIGN CURRENCY CONTRACTS

               A forward foreign currency contract (a "forward
contract")           is an obligation to purchase or sell a
specific currency for an           agreed price at a future date
(usually less than a year), and












          typically is individually negotiated and privately
traded by           currency traders and their customers.  A
forward contract           generally has no deposit requirement,
and no commissions are           charged at any stage for trades.
Although foreign exchange           dealers do not charge a fee
for commissions, they do realize a           profit based on the
difference between the price at which they           are buying
and selling various currencies.  Although these
contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies, at the same
time,           they tend to limit any potential gain which might
result should           the value of such currencies increase.

               While a Fund may enter into forward contracts to
reduce           currency exchange risks, changes in currency
exchange rates may           result in poorer overall performance
for a Fund than if it had           not engaged in such
transactions.  Moreover, there may be an           imperfect
correlation between a Fund's portfolio holdings of
securities denominated in a particular currency and forward
   contracts entered into by that Fund.  An imperfect correlation
of           this type may prevent a Fund from achieving the
intended hedge or           expose the Fund to the risk of
currency exchange loss.

               A Fund will not enter into or maintain a net
exposure to a           forward contract where the consummation
of the contract would           obligate the Fund to deliver an
amount of currency that exceeds           the value of the Fund's
portfolio securities or other assets           denominated in
that currency. Further, a Fund generally will not enter into a forward contract with a term greater than one year.

               To the extent required by applicable law, a Fund
will hold           cash or liquid securities in a segregated
account with its           custodian in an amount equal (on a
daily marked-to-market basis)           to the amount of the
commitments under these contracts.  At the           maturity of
a forward contract, a Fund may either accept or make
delivery of the currency specified in the contract, or, prior to maturity, enter into a closing purchase transaction
involving the           purchase or sale of an offsetting
position.  Closing purchase           transactions with respect
to forward contracts are usually           effected with the
currency trader who is a party to the original           forward
contract.

          FOREIGN CURRENCIES

               Investment in foreign securities will usually
involve           currencies of foreign countries.  In addition,
a Fund may           temporarily hold foreign currency deposits
during the completion           of investment programs and may
purchase forward contracts.            Because of these factors,
the value of the assets of a Fund as           measured in U.S.
dollars may be affected favorably or unfavorably           by
changes in foreign currency exchange rates and exchange
control regulations, and the Fund may incur costs in connection with conversions between various currencies.  Although a
Fund           values the Fund's assets daily in terms of U.S.
dollars, a Fund           does not intend to convert its holdings
of foreign currencies












          into U.S. dollars on a daily basis.  A Fund may do so
from time           to time, and investors should be aware of the
costs of currency           conversion.  Although foreign
exchange dealers do not charge a           fee for conversion,
they do realize a profit based on the           difference (the
"spread") between the prices at which they are           buying
and selling various currencies.  Thus, a dealer may offer
 to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to
resell that           currency to the dealer.  A Fund will
conduct its foreign currency           exchange transactions
either on a cash basis at the spot rate           prevailing in
the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies.

               Because a Fund normally will be invested in both
U.S. and           foreign securities markets, changes in the
Fund's share price may           have a low correlation with
movements in U.S. markets.  A Fund's           share price will
reflect movements of the stock and bond markets           in
which it is invested (both U.S. and foreign), and of the currencies in which its foreign investments are denominated.
     Thus, the strength or weakness of the U.S. dollar against
foreign           currencies accounts for part of a Fund's
investment performance.            U.S. and foreign securities
markets do not always move in step           with each other, and
the total returns from different markets may           vary
significantly.

          REAL ESTATE INVESTMENT TRUSTS (REITs)

               Ivy Global Fund may invest in equity real estate
investment           trusts ("REITs").  A REIT is a corporation,
trust or association           that invests in real estate
mortgages or equities for the benefit           of its investors.
REITs are dependent upon management skill, may           not be
diversified and are subject to the risks of financing
projects. Such entities are also subject to heavy cash flow
   dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through
of           income under the Internal Revenue Code of 1986, as
amended (the           "Code") and to maintain exemption from the
1940 Act.  By           investing in REITs indirectly through a
fund, a shareholder will           bear not only his or her
proportionate share of the expenses of           the Fund, but
also, indirectly, similar expenses of the REITs.

          OPTIONS TRANSACTIONS

               OPTIONS, IN GENERAL.   A Fund may engage in
transactions in           options on securities and stock indices
in accordance with the           Fund's stated investment
objective and policies.  A Fund may also           purchase put
options on securities and may purchase and sell           (write)
put and call options on stock indices.  Options on
securities and stock indices purchased or written by a Fund will be limited to options traded on national securities
exchanges,           boards of trade or similar entities, or in
the OTC markets.

               A call option is a short-term contract (having a duration of less than one year) pursuant to which the purchaser, in
return           for the premium paid, has the right to buy the
security           underlying the option at the specified
exercise price at any time           during the term of the
option.  The writer of the call option,           who receives
the premium, has the obligation, upon exercise of           the
option, to deliver the underlying security against payment of the exercise price.  A put option is a similar contract
pursuant           to which the purchaser, in return for the
premium paid, has the           right to sell the security
underlying the option at the specified           exercise price
at any time during the term of the option.  The           writer
of the put option, who receives the premium, has the
obligation, upon exercise of the option, to buy the underlying security at the exercise price. The premium paid by the purchaser of an option will reflect, among other things,
the           relationship of the exercise price to the market
price and           volatility of the underlying security, the
time remaining to           expiration of the option, supply and
demand, and interest rates.

               If the writer of an option wishes to terminate the obligation, the writer may effect a "closing purchase transaction."  This is accomplished by buying an option of
the           same series as the option previously written.  The
effect of the           purchase is that the writer's position
will be cancelled by the           Options Clearing Corporation.
However, a writer may not effect a           closing purchase
transaction after it has been notified of the           exercise
of an option.  Likewise, an investor who is the holder
of an option may liquidate his or her position by effecting a
     "closing sale transaction."  This is accomplished by selling
an           option of the same series as the option previously
purchased.            There is no guarantee that either a closing
purchase or a closing           sale transaction can be effected
at any particular time or at any           acceptable price.  If
any call or put option is not exercised or           sold, it
will become worthless on its expiration date.

               A Fund will realize a gain (or a loss) on a
closing purchase           transaction with respect to a call or
a put previously written by           the Fund if the premium,
plus commission costs, paid by the Fund           to purchase the
call or the put is less (or greater) than the           premium,
less commission costs, received by the Fund on the sale
of the call or the put.  A gain also will be realized if a call or a put that a Fund has written lapses unexercised,
because the           Fund would retain the premium.  Any such
gains (or losses) are           considered short-term capital
gains (or losses) for Federal           income tax purposes.  Net
short-term capital gains, when           distributed by a Fund,
are taxable as ordinary income.  See           "Taxation."

               A Fund will realize a gain (or a loss) on a
closing sale           transaction with respect to a call or a
put previously purchased           by the Fund if the premium,
less commission costs, received by           the Fund on the sale
of the call or the put is greater (or less)           than the
premium, plus commission costs, paid by the Fund to purchase the call or the put. If a put or a call expires unexercised, it will become worthless on the expiration date, and a Fund will realize a loss in the amount of the premium
paid,           plus commission costs.  Any such gain or loss
will be long-term           or short-term gain or loss, depending
upon a Fund's holding           period for the option.

               Exchange-traded options generally have
standardized terms           and are issued by a regulated
clearing organization (such as the           Options Clearing
Corporation), which, in effect, guarantees the
completion of every exchange-traded option transaction.  In
   contrast, the terms of OTC options are negotiated by a Fund
and           its counterparty (usually a securities dealer or a
financial           institution) with no clearing organization
guarantee.  When a           Fund purchases an OTC option, it
relies on the party from whom it           has purchased the
option (the "counterparty") to make delivery of           the
instrument underlying the option.  If the counterparty fails to do so, a Fund will lose any premium paid for the option,
as           well as any expected benefit of the transaction.
Accordingly,           IMI will assess the creditworthiness of
each counterparty to           determine the likelihood that the
terms of the OTC option will be           satisfied.

               WRITING OPTIONS ON INDIVIDUAL SECURITIES.  A Fund
may write           (sell) covered call options on the Fund's
securities in an           attempt to realize a greater current
return than would be           realized on the securities alone.
A Fund may also write covered           call options to hedge a
possible stock or bond market decline           (only to the
extent of the premium paid to the Fund for the
options).  In view of the investment objectives of a Fund, the
      Fund generally would write call options only in
circumstances           where the investment adviser to the Fund
does not anticipate           significant appreciation of the
underlying security in the near           future or has otherwise
determined to dispose of the security.

               A Fund may write covered call options as described
in the           Fund's Prospectus.  A "covered" call option
means generally that           so long as the Fund is obligated
as the writer of a call option,           the Fund will (i) own
the underlying securities subject to the           option, or
(ii) have the right to acquire the underlying
securities through immediate conversion or exchange of convertible preferred stocks or convertible debt securities owned by the Fund.  Although a Fund receives premium income
from these           activities, any appreciation realized on an
underlying security           will be limited by the terms of the
call option.  A Fund may           purchase call options on
individual securities only to effect a           "closing
purchase transaction."

               As the writer of a call option, a Fund receives a
premium           for undertaking the obligation to sell the
underlying security at           a fixed price during the option
period, if the option is           exercised.  So long as a Fund
remains obligated as a writer of a           call option, it
forgoes the opportunity to profit from increases           in the
market price of the underlying security above the exercise
  price of the option, except insofar as the premium represents such a profit (and retains the risk of loss should the value of the underlying security decline).

               PURCHASING OPTIONS ON INDIVIDUAL SECURITIES.  A
Fund may           purchase a put option on an underlying
security owned by the Fund           as a defensive technique in
order to protect against an           anticipated decline in the
value of the security.  A Fund, as the           holder of the
put option, may sell the underlying security at the
exercise price regardless of any decline in its market price.  In order for a put option to be profitable, the market
price of the           underlying security must decline
sufficiently below the exercise           price to cover the
premium and transaction costs that a Fund must           pay.
These costs will reduce any profit a Fund might have
realized had it sold the underlying security instead of buying the put option.  The premium paid for the put option would
reduce           any capital gain otherwise available for
distribution when the           security is eventually sold.  The
purchase of put options will           not be used by a Fund for
leverage purposes.

               A Fund may also purchase a put option on an
underlying           security that it owns and at the same time
write a call option on           the same security with the same
exercise price and expiration           date.  Depending on
whether the underlying security appreciates           or
depreciates in value, a Fund would sell the underlying
security for the exercise price either upon exercise of the call option written by it or by exercising the put option held
by it.            A Fund would enter into such transactions in
order to profit from           the difference between the premium
received by the Fund for the           writing of the call option
and the premium paid by the Fund for           the purchase of
the put option, thereby increasing the Fund's           current
return. A Fund may write (sell) put options on individual securities only to effect a "closing sale transaction."

               PURCHASING AND WRITING OPTIONS ON SECURITIES
INDICES.  A           Fund may purchase and sell (write) put and
call options on           securities indices.  An index assigns
relative values to the           securities included in the index
and the index fluctuates with           changes in the market
values of the securities so included.            Options on
indices are similar to options on individual
securities, except that, rather than giving the purchaser the right to take delivery of an individual security at a
specified           price, they give the purchaser the right to
receive cash.  The           amount of cash is equal to the
difference between the closing           price of the index and
the exercise price of the option,           expressed in dollars,
times a specified multiple (the           "multiplier").  The
writer of the option is obligated, in return           for the
premium received, to make delivery of this amount.

               The multiplier for an index option performs a
function           similar to the unit of trading for a stock
option.  It determines           the total dollar value per
contract of each point in the           difference between the
exercise price of an option and the           current level of
the underlying index.  A multiplier of 100 means           that a
one-point difference will yield $100.  Options on












          different indices have different multipliers.

               When a Fund writes a call or put option on a stock
index,           the option is "covered", in the case of a call,
or "secured", in           the case of a put, if the Fund
maintains in a segregated account           with the Custodian
cash or liquid securities equal to the           contract value.
A call option is also covered if a Fund holds a           call on
the same index as the call written where the exercise
price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the
exercise price           of the call written, provided that the
Fund maintains in a           segregated account with the
Custodian the difference in cash or           liquid securities.
A put option is also "secured" if a Fund           holds a put on
the same index as the put written where the           exercise
price of the put held is (i) equal to or greater than the exercise price of the put written or (ii) less than the exercise price of the put written, provided that the Fund maintains in a segregated account with the Custodian the difference in cash or liquid securities.

               RISKS OF OPTIONS TRANSACTIONS.  The purchase and
writing of           options involves certain risks.  During the
option period, the           covered call writer has, in return
for the premium on the option,           given up the opportunity
to profit from a price increase in the           underlying
securities above the exercise price, but, as long as
its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.
The           writer of an option has no control over the time
when it may be           required to fulfill its obligation as a
writer of the option.            Once an option writer has
received an exercise notice, it cannot           effect a closing
purchase transaction in order to terminate its
obligation under the option and must deliver the underlying
   securities (or cash in the case of an index option) at the exercise price.  If a put or call option purchased by a Fund
is           not sold when it has remaining value, and if the
market price of           the underlying security (or index), in
the case of a put, remains           equal to or greater than the
exercise price or, in the case of a           call, remains less
than or equal to the exercise price, a Fund           will lose
its entire investment in the option.  Also, where a put
or call option on a particular security (or index) is purchased to hedge against price movements in a related security (or securities), the price of the put or call option may
move more or           less than the price of the related
security (or securities).  In           this regard, there are
differences between the securities and           options markets
that could result in an imperfect correlation           between
these markets, causing a given transaction not to achieve its objective.

               There can be no assurance that a liquid market
will exist           when a Fund seeks to close out an option
position.  Furthermore,           if trading restrictions or
suspensions are imposed on the options           markets, a Fund
may be unable to close out a position. Finally, trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or












          sellers, or the options exchange could suspend trading
after the           price has risen or fallen more than the
maximum amount specified           by the exchange.  Closing
transactions can be made for OTC           options only by
negotiating directly with the counterparty or by           a
transaction in the secondary market, if any such market exists.
        There is no assurance that a Fund will be able to close
out an           OTC option position at a favorable price prior
to its expiration.            In the event of insolvency of the
counterparty, a Fund might be           unable to close out an
OTC option position at any time prior to           its
expiration.  Although a Fund may be able to offset to some
  extent any adverse effects of being unable to liquidate an
option           position, the Fund may experience losses in some
cases as a           result of such inability.

               A Fund's options activities also may have an
impact upon the           level of its portfolio turnover and
brokerage commissions.  See           "Portfolio Turnover."

               A Fund's success in using options techniques
depends, among           other things, on IMI's ability to
predict accurately the           direction and volatility of
price movements in the options and           securities markets,
and to select the proper type, time and           duration of
options.

          FUTURES CONTRACTS

               FUTURES, IN GENERAL.  A Fund may enter into
futures           contracts for hedging purposes.  A futures
contract provides for           the future sale by one party and
purchase by another party of a           specified quantity of a
commodity at a specified price and time.            When a
purchase or sale of a futures contract is made by a Fund,
 the Fund is required to deposit with its custodian (or broker,
if           legally permitted) a specified amount of cash or
U.S. Government           securities ("initial margin").  The
margin required for a futures           contract is set by the
exchange on which the contract is traded           and may be
modified during the term of the contract.  The initial
margin is in the nature of a performance bond or good faith
   deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all
contractual           obligations have been satisfied.  A futures
contract held by the           Fund is valued daily at the
official settlement price of the           exchange on which it
is traded.  Each day the Fund pays or           receives cash,
called "variation margin," equal to the daily           change in
value of the futures contract.  This process is known
as "marking to market."  Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement
between           the Fund and the broker of the amount one would
owe the other if           the futures contract expired.  In
computing daily net asset           value, the Fund will mark-to-
market its open futures position.

               Although some futures contracts call for making or
taking           delivery of the underlying securities, generally
these           obligations are closed out prior to delivery of
offsetting           purchases or sales of matching futures
contracts (same exchange,












          underlying security or index, and delivery month).  If
an           offsetting purchase price is less than the original
sale price, a           Fund generally realizes a capital gain,
or if it is more, the           Fund generally realizes a capital
loss.  Conversely, if an           offsetting sale price is more
than the original purchase price,           the Fund generally
realizes a capital gain, or if it is less, the           Fund
generally realizes a capital loss.  The transaction costs
 must also be included in these calculations.  When purchasing a futures contract, a Fund will maintain with its Custodian
(and           mark-to-market on a daily basis) cash or liquid
securities that,           when added to the amounts deposited
with a futures commission           merchant ("FCM") as margin,
are equal to the market value of the           futures contract.

               When selling a futures contact, a Fund will
maintain with           its custodian in a segregated account
(and mark-to-market on a           daily basis) cash or liquid
securities that, when added to the           amounts deposited
with an FCM as margin, are equal to the market           value of
the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract.

               A Fund will only enter into futures contracts
which are           standardized and traded on a U.S. or foreign
exchange, board of           trade, or similar entity or quoted
on an automated quotation           system.  A Fund will not
enter into a futures contract if,           immediately
thereafter, the aggregate initial margin deposits for
futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which
any such           positions are "in-the-money," would exceed 5%
of the liquidation           value of the Fund's portfolio (or
the Fund's net asset value),           after taking into account
unrealized profits and unrealized           losses on any such
contracts the Fund has entered into.

               The requirements for qualification as a regulated
investment           company also may limit the extent to which a
Fund may enter into           futures.

               FOREIGN CURRENCY FUTURES CONTRACTS.  A Fund may
engage in           foreign currency futures contracts for
hedging purposes.  A           foreign currency futures contract
provides for the future sale by           one party and purchase
by another party of a specified quantity           of a foreign
currency at a specified price and time.

               RISKS ASSOCIATED WITH FUTURES.  There are several
risks           associated with the use of futures contracts as
hedging           techniques.  A purchase or sale of a futures
contract may result           in losses in excess of the amount
invested in the futures           contract.  There can be no
guarantee that there will be a           correlation between
price movements in the hedging vehicle and in           a Fund's
portfolio securities being hedged.  In addition, there
are significant differences between the securities and futures markets that could result in an imperfect correlation
between the           markets, causing a given hedge not to
achieve its objectives.












          The degree of imperfection of correlation depends on circumstances such as variations in speculative market
demand for           futures on securities, including technical
influences in futures           trading, and differences between
the financial instruments being           hedged and the
instruments underlying the standard contracts           available
for trading in such respects as interest rate levels,
maturities, and creditworthiness of issuers.  A decision as to whether, when and how to hedge involves the exercise of
skill and           judgment, and even a well-conceived hedge may
be unsuccessful to           some degree because of market
behavior or unexpected interest           rate trends.

               Futures exchanges may limit the amount of
fluctuation           permitted in certain futures contract
prices during a single           trading day.  The daily limit
establishes the maximum amount that           the price of a
futures contract may vary either up or down from           the
previous day's settlement price at the end of the current
 trading session.  Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be
made           on that day at a price beyond that limit.  The
daily limit           governs only price movements during a
particular trading day and           therefore does not limit
potential losses because the limit may           work to prevent
the liquidation of unfavorable positions.  For           example,
futures prices have occasionally moved to the daily
limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions
and           subjecting some holders of futures contracts to
substantial           losses.

               There can be no assurance that a liquid market
will exist at           a time when a Fund seeks to close out a
futures position, and the           Fund would remain obligated
to meet margin requirements until the           position is
closed.  In addition, there can be no assurance that           an
active secondary market will continue to exist.

               Currency futures contracts may be traded on
foreign           exchanges.  Such transactions may not be
regulated as effectively           as similar transactions in the
United States; may not involve a           clearing mechanism and
related guarantees; and are subject to the           risk of
governmental actions affecting trading in, or the prices
of, foreign securities.  The value of such position also could be adversely affected by (i) other complex foreign
political, legal           and economic factors, (ii) lesser
availability than in the United           States of data on which
to make trading decisions, (iii) delays           in a Fund's
ability to act upon economic events occurring in
foreign markets during non business hours in the United States,
       (iv) the imposition of different exercise and settlement
terms           and procedures and margin requirements than in
the United States,           and (v) lesser trading volume.

          SECURITIES INDEX FUTURES CONTRACTS

               A Fund may enter into securities index futures
contracts as           an efficient means of regulating the
Fund's exposure to the












          equity markets.  A Fund will not engage in transactions
in           futures contracts for speculation but only as a
hedge against           changes resulting from market conditions
in the values of           securities held in the Fund's
portfolio or which it intends to           purchase.

               An index futures contract is a contract to buy or
sell units           of an index at a specified future date at a
price agreed upon           when the contract is made.  Entering
into a contract to buy units           of an index is commonly
referred to as purchasing a contract or           holding a long
position in the index.  Entering into a contract           to
sell units of an index is commonly referred to as selling a
   contract or holding a short position.  The value of a unit is
the           current value of the stock index.  For example, the
S&P 500 Index           is composed of 500 selected common
stocks, most of which are           listed on the New York Stock
Exchange (the "Exchange").  The S&P           500 Index assigns
relative weightings to the 500 common stocks           included
in the Index, and the Index fluctuates with changes in
the market values of the shares of those common stocks.  In the case of the S&P 500 Index, contracts are to buy or sell
500           units.  Thus, if the value of the S&P 500 Index
were $150, one           contract would be worth $75,000 (500
units x $150).  The index           futures contract specifies
that no delivery of the actual           securities making up the
index will take place.  Instead,           settlement in cash
must occur upon the termination of the           contract, with
the settlement being the difference between the
contract price and the actual level of the stock index at the expiration of the contract.  For example, if a Fund enters
into a           futures contract to buy 500 units of the S&P 500
Index at a           specified future date at a contract price of
$150 and the S&P 500           Index is at $154 on that future
date, a Fund will gain $2,000           (500 units x gain of $4).
If a Fund enters into a futures           contract to sell 500
units of the stock index at a specified           future date at
a contract price of $150 and the S&P 500 Index is           at
$154 on that future date, the Fund will lose $2,000 (500 units x loss of $4).

               RISKS OF SECURITIES INDEX FUTURES.  A Fund's
success in           using hedging techniques depends, among
other things, on IMI's           ability to predict correctly the
direction and volatility of           price movements in the
futures and options markets as well as in           the
securities markets and to select the proper type, time and
  duration of hedges. The skills necessary for successful use of hedges are different from those used in the selection of individual stocks.

               A Fund's ability to hedge effectively all or a
portion of           its securities through transactions in index
futures (and           therefore the extent of its gain or loss
on such transactions)           depends on the degree to which
price movements in the underlying           index correlate with
price movements in the Fund's securities.            Insofar as
such securities do not duplicate the components of an index, the correlation probably will not be perfect. Consequently, a Fund will bear the risk that the prices of the securities being hedged will not move in the same
amount as the           hedging instrument.  This risk will
increase as the composition           of a Fund's portfolio
diverges from the composition of the           hedging
instrument.

               Although a Fund intends to establish positions in
these           instruments only when there appears to be an
active market, there           is no assurance that a liquid
market will exist at a time when           the Fund seeks to
close a particular option or futures position.            Trading
could be interrupted, for example, because of supply and
demand imbalances arising from a lack of either buyers or
 sellers.  In addition, the futures exchanges may suspend trading after the price has risen or fallen more than the
maximum amount           specified by the exchange.  In some
cases, a Fund may experience           losses as a result of its
inability to close out a position, and           it may have to
liquidate other investments to meet its cash           needs.

               Although some index futures contracts call for
making or           taking delivery of the underlying securities,
generally these           obligations are closed out prior to
delivery by offsetting           purchases or sales of matching
futures contracts (same exchange,           underlying security
or index, and delivery month).  If an           offsetting
purchase price is less than the original sale price, a
Fund generally realizes a capital gain, or if it is more, the
     Fund generally realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase
price, a           Fund generally realizes a capital gain, or if
it is less, the           Fund generally realizes a capital loss.
The transaction costs           must also be included in these
calculations.

               A Fund will only enter into index futures
contracts or           futures options that are standardized and
traded on a U.S. or           foreign exchange or board of trade,
or similar entity, or quoted           on an automated quotation
system.  A Fund will use futures           contracts and related
options only for "bona fide hedging"           purposes, as such
term is defined in applicable regulations of           the CFTC.

               When purchasing an index futures contract, a Fund
will           maintain with its custodian in a segregated
account (and mark-to-          market on a daily basis) cash or
liquid securities that, when           added to the amounts
deposited with a futures commission merchant           ("FCM") as
margin, are equal to the market value of the futures
contract.  Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the
contract           held by a Fund.

               When selling an index futures contract, a Fund
will maintain           with its custodian in a segregated
account (and mark-to-market on           a daily basis) cash or
liquid securities that, when added to the           amounts
deposited with an FCM as margin, are equal to the market value of the instruments underlying the contract. Alternatively,












          a Fund may "cover" its position by owning the
instruments           underlying the contract (or, in the case of
an index futures           contract, a portfolio with a
volatility substantially similar to           that of the index
on which the futures contract is based), or by           holding
a call option permitting a Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the
    difference is maintained in liquid assets with the Fund's custodian).

               COMBINED TRANSACTIONS.  A Fund may enter into
multiple           transactions, including multiple options
transactions, multiple           futures transactions, multiple
currency transactions (including           forward currency
contracts) and multiple interest rate           transactions and
some combination of futures, options, currency           and
interest rate transactions ("component" transactions),
instead of a single transaction, as part of a single or combined strategy when, in the opinion of IMI, it is in the best
interests           of a Fund to do so.  A combined transaction
will usually contain           elements of risk that are present
in each of its component           transactions.  Although
combined transactions are normally           entered into based
on IMI's judgment that the combined strategies           will
reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the management objective.

          FIRM COMMITMENT AGREEMENTS AND WHEN-ISSUED SECURITIES

               New issues of certain debt securities are often
offered on a           "when-issued basis," meaning the payment
obligation and the           interest rate are fixed at the time
the buyer enters into the           commitment, but delivery and
payment for the securities normally           take place after
the date of the commitment to purchase.  Firm
commitment agreements call for the purchase of securities at an agreed-upon price on a specified future date.  A Fund uses
such           investment techniques in order to secure what is
considered to be           an advantageous price and yield to the
Fund and not for purposes           of leveraging the Fund's
assets. In either instance, a Fund will           maintain in a
segregated account with its custodian cash or           liquid
securities equal (on a daily marked-to-market basis) to the amount of its commitment to purchase the underlying securities.

          RESTRICTED AND ILLIQUID SECURITIES

               An "illiquid security" is an asset that may not be
sold or           disposed of in the ordinary course of business
within seven days           at approximately the value at which a
Fund has valued the           security on its books.  A
"restricted security" is a security           that cannot be
offered to the public for sale without first being
registered under the Securities Act of 1933, and is considered to be illiquid until such filing takes place.  Restricted
securities           may be sold only in privately negotiated
transactions or in a












          public offering with respect to which a registration
statement is           in effect under the Securities Act of
1933.  Where a registration           statement is required, a
Fund may be required to bear all or part           of the
registration expenses.  Issuers of restricted securities
may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. There may also be a lapse of time between a Fund's decision to sell a restricted or
illiquid           security and the point at which the Fund is
permitted or able to           do so.  If, during such a period,
adverse market conditions were           to develop, a Fund might
obtain a less favorable price than the           price that
prevailed when it decided to sell.  Since it is not
possible to predict with assurance that the market for securities eligible for resale under Rule 144A will continue to be
liquid, a           Fund will monitor each of its investments in
these securities,           focusing on factors such as
valuation, liquidity and availability           of information.
This investment practice could have the effect           of
increasing the level of illiquidity in a Fund to the extent
   that qualified institutional buyers become, for a time, uninterested in purchasing these restricted securities. Securities whose proceeds are subject to limitations on repatriation of principal or profits for more than seven days, and those for which market quotations are not readily
available,           may be deemed illiquid for these purposes.


          BORROWING

               Borrowing may exaggerate the effect on a Fund's
net asset           value of any increase or decrease in the
value of the Fund's           portfolio securities.  Money
borrowed will be subject to interest           costs (which may
include commitment fees and/or the cost of           maintaining
minimum average balances).  Although the principal of           a
Fund's borrowings will be fixed, the Fund's assets may change in value during the time a borrowing is outstanding, thus
      increasing exposure to capital risk.  All borrowings will
be           repaid before any additional investments are made.


                               INVESTMENT RESTRICTIONS

               A Fund's investment objective, as set forth in the Prospectus under "Investment Objectives and Policies,"
and the           investment restrictions set forth below are
fundamental policies           of the Fund and may not be changed
with respect to that Fund           without the approval of a
majority (as defined in the 1940 Act)           of the
outstanding voting shares of that Fund. Under these restrictions, each of Ivy Asia Pacific Fund, Ivy China Region
     Fund, Ivy Global Natural Resources Fund, Ivy Global Science
&           Technology Fund, Ivy International Fund II, Ivy
International           Fund, Ivy International Small Companies
Fund, Ivy Latin America           Strategy Fund, Ivy New Century
Fund and Ivy Pan-Europe Fund may           not:

               (i)  make an investment in securities of companies
in any                     one industry (except obligations of
domestic banks or












                    the U.S. Government, its agencies,
authorities, or                     instrumentalities) if such
investment would cause                     investments in such
industry to exceed 25% of the                     market value of
the Fund's total assets at the time of                     such
investment; or

               (ii) issue senior securities, except as
appropriate to                     evidence indebtedness which it
is permitted to incur,                     and except to the
extent that shares of the separate                     classes or
series of the Trust may be deemed to be
senior securities; provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the
          issuance of senior securities for purposes of this restriction.

             Further, as a matter of fundamental policy, each of
Ivy Asia           Pacific Fund, Ivy Canada Fund, Ivy China
Region Fund, Ivy Global           Fund, Ivy Global Natural
Resources Fund, Ivy Global Science &           Technology Fund,
Ivy International Small Companies Fund, Ivy New           Century
Fund and Ivy Pan-Europe Fund may not:

               (i)  purchase securities of any one issuer (except
U.S.                     Government securities) if as a result
more than 5% of                     the Fund's total assets would
be invested in such                     issuer or the Fund would
own or hold more than 10% of                     the outstanding
voting securities of that issuer;                     provided,
however, that up to 25% of the value of the Fund's total assets may be invested without regard to these limitations.

               Further, as a matter of fundamental policy, each
of Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
International Fund II,           Ivy International Fund, Ivy
Latin America Strategy Fund and Ivy           New Century Fund
may not:

               (i)  participate in an underwriting or selling
group in                     connection with the public
distribution of securities                     except for its own
capital stock.

               Further, as a matter of fundamental policy, each
of Ivy           China Region Fund, Ivy Global Science &
Technology Fund, Ivy           International Fund, Ivy Latin
America Strategy Fund and Ivy New           Century Fund may not:

               (i)  purchase securities on margin.

               Further, as a matter of fundamental policy, each
of Ivy           China Region Fund, Ivy Global Science &
Technology Fund, Ivy           International Fund II, Ivy
International Fund, Ivy Latin America           Strategy Fund and
Ivy New Century Fund may not:













               (i)  purchase from or sell to any of its officers
or                     trustees, or firms of which any of them
are members or                     which they control, any
securities (other than capital                     stock of the
Fund), but such persons or firms may act                     as
brokers for the Fund for customary commissions to
   the extent permitted by the Investment Company Act of 1940.

             Further, as a matter of fundamental policy, Ivy Asia
Pacific           Fund, Ivy Canada Fund, Ivy Global Fund, Ivy
Global Natural           Resources Fund, Ivy International Fund
II, Ivy International           Small Companies Fund and Ivy Pan-
Europe Fund may not:

               (i)  Purchase securities on margin, except such
short-term                     credits as are necessary for the
clearance of                     transactions, but Ivy Asia
Pacific Fund, Ivy Global                     Fund, Ivy Global
Natural Resources Fund, Ivy                     International
Fund II, Ivy International Small                     Companies
Fund and Ivy Pan-Europe Fund may make margin deposits in connection with transactions in options, futures and options on futures; or

               (ii) Make loans, except this restriction shall not
prohibit                     (a) the purchase and holding of a
portion of an issue                     of publicly distributed
debt securities, (b) the entry                     into
repurchase agreements with banks or broker-
dealers, or, with respect to Ivy Asia Pacific Fund, Ivy
         Global Fund, Ivy Global Natural Resources Fund, Ivy
              International Fund II, Ivy International Small Companies Fund and Ivy Pan-Europe Fund, (c) the
lending                     of the Fund's portfolio securities in
accordance with                     applicable guidelines
established by the Securities and                     Exchange
Commission (the "SEC") and any guidelines established by the Trust's Trustees.

             Further, as a matter of fundamental policy, Ivy
Canada Fund,           Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy           International Small Companies Fund
and Ivy Pan-Europe Fund may           not:

               (i)  Make investments in securities for the
purpose of                     exercising control over or
management of the issuer; or

               (ii) Act as an underwriter of securities, except
to the                     extent that, in connection with the
sale of securities,                     it may be deemed to be an
underwriter under applicable                     securities
laws.

             Further, as a matter of fundamental policy, each of
Ivy Asia           Pacific Fund, Ivy Global Natural Resources
Fund, Ivy Global           Science & Technology Fund, Ivy
International Fund II, Ivy           International Small
Companies Fund and Ivy Pan-Europe Fund may           not:













               (i)  borrow money, except as a temporary measure
for                     extraordinary or emergency purposes, and
provided that                     the Fund maintains asset
coverage of 300% for all                     borrowings.

             Further, as a matter of fundamental policy, Ivy Asia
Pacific           Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy           International Small Companies Fund
and Ivy Pan-Europe may not:

               (i)  Invest in real estate, real estate mortgage
loans,                     commodities or interests in oil, gas
and/or mineral                     exploration or development
programs, although (a) the                     Fund may purchase
and sell marketable securities of                     issuers
which are secured by real estate, (b) the Fund
may purchase and sell securities of issuers which
   invest or deal in real estate, (c) the Fund may enter
          into forward foreign currency contracts as described in
                   the Fund's prospectus, and (d) the Fund may
write or                     buy puts, calls, straddles or
spreads and may invest in                     commodity futures
contracts and options on futures
contracts.

               Further, as a matter of fundamental policy, each
of Ivy           China Region Fund, Ivy International Fund II,
Ivy International           Fund, Ivy Latin America Strategy Fund
and Ivy New Century Fund           may not:

               (i)  purchase or sell real estate or commodities
and                     commodity contracts.

               Each of Ivy China Region Fund, Ivy International
Fund II,           Ivy International Fund, Ivy Latin America
Strategy Fund and Ivy           New Century Fund will continue to
interpret fundamental           investment restriction (i) above
to prohibit investment in real           estate limited
partnership interests; this restriction shall not,
however, prohibit investment in readily marketable securities of companies that invest in real estate or interests
therein,           including real estate investment trusts.

               Further, as a matter of fundamental policy, each
of Ivy           China Region Fund, Ivy International Fund, Ivy
Latin America           Strategy Fund and Ivy New Century Fund
may not:

               (i)  sell securities short.

               Further, as a matter of fundamental policy, each
of Ivy Asia           Pacific Fund, Ivy China Region Fund, Ivy
Global Natural Resources           Fund, Ivy Global Science &
Technology Fund, Ivy International           Small Companies
Fund, Ivy Latin America Strategy Fund and Ivy New
Century Fund may not:

               (i)  lend any funds or other assets, except that
this                     restriction shall not prohibit (a) the
entry into                     repurchase agreements, (b) the
purchase of publicly












                    distributed bonds, debentures and other
securities of a                     similar type, or privately
placed municipal or                     corporate bonds,
debentures and other securities of a                     type
customarily purchased by institutional investors
  or publicly traded in the securities markets, or (c)
        the lending of portfolio securities (provided that the
                loan is secured continuously by collateral
consisting                     of U.S. Government securities or
cash or cash                     equivalents maintained on a
daily marked-to-market                     basis in an amount at
least equal to the market value                     of the
securities loaned).

          Further, as a matter of fundamental policy, each of Ivy
Latin           America Strategy Fund and Ivy New Century Fund
may not:

               (i)  borrow money, except for temporary or
emergency                     purposes; provided that the Fund
maintains asset                     coverage of 300% for all
borrowings.

          Further, as a matter of fundamental policy, each of Ivy
China           Region Fund and Ivy International Fund may not:

               (i)  borrow money, except for temporary purposes
where                     investment transactions might
advantageously require                     it.  Any such loan may
not be for a period in excess of                     60 days, and
the aggregate amount of all outstanding                     loans
may not at any time exceed 10% of the value of the total assets of the Fund at the time any such loan is made.

          Further, as a matter of fundamental policy, Ivy Canada
Fund and           Ivy Global Fund may not:

               (i)  Participate on a joint or a joint and several
basis in                     any trading account in securities.
The "bunching" of                     orders of the Fund and of
other accounts under the                     investment
management of the Manager (in the case of                     Ivy
Global Fund) or the investment adviser, Mackenzie
   Financial Corporation (the "Investment Adviser") (in
         the case of Ivy Canada Fund) for the sale or purchase
                of portfolio securities shall not be considered
                 participation in a joint securities trading account;

               (ii) Borrow amounts in excess of 10% of its total
assets,                     taken at the lower of cost or market
value, and then                     only from banks as a
temporary measure for                     extraordinary or
emergency purposes.  All borrowings                     will be
repaid before any additional investments are made;

               (iii)Purchase the securities of issuers conducting
their                     principal business activities in the
same industry if                     immediately after such
purchase the value of the Fund's                     investments
in such industry would exceed 25% of the












                    value of the total assets of the Fund;

               (iv) Purchase any security if, as a result, the
Fund would                     then have more than 5% of its
total assets (taken at                     current value)
invested in securities restricted as to
disposition under the Federal securities laws; or

               (v)  Issue senior securities, except insofar as
the Fund may                     be deemed to have issued a
senior security in                     connection with any
repurchase agreement or any                     permitted
borrowing.

          Further, as a matter of fundamental policy, Ivy Canada
Fund may           not:

               (i)  Write or buy puts, calls, straddles or
spreads; invest                     in real estate, real estate
mortgage loans,                     commodities, commodity
futures contracts or interests                     in oil, gas
and/or mineral exploration or development
programs, although (a) the Fund may purchase and sell
       marketable securities of issuers which are secured by
              real estate, (b) the Fund may purchase and sell
               securities of issuers which invest or deal in real
                   estate, and (c) the Fund may enter into
forward foreign                     currency contracts as
described in the Fund's                     prospectus.

          Further, as a matter of fundamental policy, Ivy Global
Fund may           not:

               (i)  purchase securities of another investment
company,                     except in connection with a merger,
consolidation,                     reorganization or acquisition
of assets, and except                     that the Fund may
invest in securities of other                     investment
companies subject to the restrictions in
Section 12(d)(1) of the Investment Company Act of 1940
        (the "1940 Act").

          Further, as a matter of fundamental policy, Ivy Global
Science &           Technology Fund may not:

               (i)  participate in an underwriting or selling
group in                     connection with the public
distribution of securities,                     except for its
own capital stock, and except to the                     extent
that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws;

               (ii) purchase or sell real estate or commodities
and                     commodity contracts; provided, however,
that the Fund                     may purchase securities secured
by real estate or                     interests therein, or
securities issued by companies                     that invest in
real estate or interests therein, and                     except
that, subject to the policies and restrictions












                    set forth in the Prospectus and elsewhere in
this SAI,                     (i) the Fund may enter into futures
contracts, and                     options thereon, and (ii) the
Fund may enter into                     forward foreign currency
contracts and currency futures                     contracts, and
options thereon; or

               (iii)sell securities short, except for short sales
"against                     the box."

             Further, as a matter of fundamental policy, Ivy
International           Fund II and Ivy International Fund may
not:

               (i)  invest more than 5% of the value of its total
assets in                     the securities of any one issuer
(except obligations of                     domestic banks or the
U.S. Government, its agencies,                     authorities
and instrumentalities); or

               (ii)purchase the securities of any other open-end
                  investment company, except as part of a plan of
merger                     or consolidation.

               Further, as a matter of fundamental policy, Ivy
      International Fund may not:

               (i)  lend any funds or other assets, except that
this                     restriction shall not prohibit (a) the
entry into                     repurchase agreements or (b) the
purchase of publicly                     distributed bonds,
debentures and other securities of a                     similar
type, or privately placed municipal or
corporate bonds, debentures and other securities of a
       type customarily purchased by institutional investors or publicly traded in the securities markets.

               Under the 1940 Act, a Fund is permitted, subject
to each           Fund's investment restrictions, to borrow money
only from banks.            The Trust has no current intention of
borrowing amounts in excess           of 5% of each of the Fund's
assets.

                               ADDITIONAL RESTRICTIONS

               Unless otherwise indicated, each Fund has adopted
the           following additional restrictions, which are not
fundamental and           which may be changed without
shareholder approval, to the extent           permitted by
applicable law, regulation or regulatory policy.            Under
these restrictions, each of Ivy Asia Pacific Fund, Ivy
China Region Fund, Ivy Global Natural Resources Fund, Ivy Global
        Science & Technology Fund, Ivy International Small
Companies           Fund, Ivy Latin America Strategy Fund, Ivy
New Century Fund and           Ivy Pan-Europe Fund may not:

               (i)  invest more than 15% of its net assets taken
at market                     value at the time of investment in
"illiquid                     securities", provided, however,
that the Fund (except                     for Ivy Pan-Europe
Fund) will not invest more than 10%












                    of its total assets in securities of issuers
that are                     restricted from selling to the
public without                     registration under the
Securities act of 1933.                      Illiquid securities
may include securities subject to                     legal or
contractual restrictions on resale (including
private placements), repurchase agreements maturing in
        more than seven days, certain options traded over the
               counter that the Fund has purchased, securities
being                     used to cover certain options that a
fund has written,                     securities for which market
quotations are not readily                     available, or
other securities which legally or in                     IMI's
opinion, subject to the Board's supervision, may
  be deemed illiquid, but shall not include any instrument that, due to the existence of a trading market, to the Fund's compliance with certain conditions intended to provide liquidity, or to other factors, is liquid.

             Further, as a matter of non-fundamental policy, each
of Ivy           Asia Pacific Fund, Ivy China Region Fund, Ivy
Global Science &           Technology Fund, Ivy International
Fund II, Ivy International           Fund, Ivy Latin America
Strategy Fund and Ivy New Century Fund           may not:

               (i)  invest in oil, gas or other mineral leases or
                   exploration or development programs.

             Further, as a matter of non-fundamental policy, each
of Ivy           Asia Pacific Fund, Ivy China Region Fund, Ivy
Global Natural           Resources Fund, Ivy International Small
Companies Fund, Ivy Latin           America Strategy Fund, Ivy
New Century Fund and Ivy Pan-Europe           Fund may not:

               (i)  purchase securities of other investment
companies,                     except in connection with a
merger, consolidation or                     sale of assets, and
except that it may purchase shares                     of other
investment companies subject to such
restrictions as may be imposed by the Investment
  Company Act of 1940 and rules thereunder.

             Further, as a matter of non-fundamental policy, each
of Ivy           China Region Fund, Ivy Global Science &
Technology Fund, Ivy           International Fund II, Ivy
International Fund, Ivy Latin America           Strategy Fund and
Ivy New Century Fund may not:

               (i)  invest in companies for the purpose of
exercising                     control of management; or

               (ii) invest more than 5% of its total assets in
warrants,                     valued at the lower of cost or
market, or more than 2%                     of its total assets
in warrants, so valued, which are                     not listed
on either the New York or American Stock
Exchanges.













             Further, as a matter of non-fundamental policy, each
of Ivy           Canada Fund, Ivy Global Fund, Ivy Global Natural
Resources Fund,           Ivy International Small Companies Fund
and Ivy Pan-Europe Fund           may not:

               (i)  purchase or sell interests in oil, gas or
mineral                     leases (other than securities of
companies that invest                     in or sponsor such
programs).

             Further, as a matter of non-fundamental policy, each
of Ivy           Canada Fund, Ivy Global Fund, Ivy International
Small Companies           Fund and Ivy Pan-Europe Fund may not:

               (i)  purchase or sell real estate limited
partnership                     interests.

               Further, as a matter of non-fundamental policy,
each of Ivy           Asia Pacific Fund, Ivy Global Natural
Resources Fund, Ivy           International Fund II, Ivy
International Small Companies Fund and           Ivy Pan-Europe
Fund may not:

               (i)  sell securities short, except for short sales
"against                     the box."

               Further, as a matter of non-fundamental policy,
each of Ivy           Asia Pacific Fund, Ivy Global Natural
Resources Fund, Ivy           International Small Companies Fund
and Ivy Pan-Europe Fund may           not:

               (i)  participate on a joint or a joint and several
basis in                     any trading account in securities.
The "bunching" of                     orders of the Fund and of
other accounts under the                     investment
management of the Fund's investment adviser, for the sale or purchase of portfolio securities shall not be considered participation in a joint securities trading account.

          Further, as a matter of non-fundamental policy, Ivy
Latin America           Strategy Fund may not:

               (i)  purchase or retain securities of an issuer
if, with                     respect to 75% of the Fund's total
assets, such                     purchase would result in more
than 10% of the                     outstanding voting securities
of such issuer being held                     by the Fund.

               In addition, pursuant to the requirements of the
1940 Act,           Ivy International Fund, may not, with respect
to 75% of its total           assets, invest more than 5% of its
total assets in the securities           of any one issuer.

               Whenever an investment objective, policy or
restriction set           forth in the Prospectus or this SAI
states a maximum percentage           of assets that may be
invested in any security or other asset or












          describes a policy regarding quality standards, such
percentage           limitation or standard shall, unless
otherwise indicated, apply           to the particular Fund only
at the time a transaction is entered           into.
Accordingly, if a percentage limitation is adhered to at
the time of investment, a later increase or decrease in the
   percentage which results from circumstances not involving any affirmative action by a Fund, such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control, will not be
considered a           violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers and (except as noted below) bears
the cost           of providing to investors the following rights
and privileges.            The Trust reserves the right to amend
or terminate any one or           more of these rights and
privileges.  Notice of amendments to or           terminations of
rights and privileges will be provided to           shareholders
in accordance with applicable law.

               Certain of the rights and privileges described
below refer           to funds, other than the Funds, whose
shares are also distributed           by Ivy Mackenzie
Distributors, Inc. ("IMDI").  These funds are:            Ivy
Growth Fund, Ivy Growth with Income Fund, Ivy Emerging Growth
     Fund, Ivy International Fund II, Ivy Pan-Europe Fund, Ivy
      International Bond Fund, Ivy Bond Fund and Ivy Money Market
Fund           (the other eight series of the Trust); and
Mackenzie California           Municipal Fund, Mackenzie Limited
Term Municipal Fund, Mackenzie           National Municipal Fund
and Mackenzie New York Municipal Fund           (the four series
of Mackenzie Series Trust) (collectively, with           the
Funds, the "Ivy Mackenzie Funds"). Shareholders should obtain a current prospectus before exercising any right or privilege that may relate to these funds.

               Effective April 18, 1997 (the "Effective Date"),
Ivy           International Fund suspended the offer of its
shares to new           investors.  Shares of Ivy International
Fund are available for           purchase only by existing
shareholders of Ivy International Fund.           In addition, a
prospective investor who communicated his or her
definite indication of interest in purchasing Ivy International
       Fund shares within 30 days prior to the Effective Date, to
either           IMDI or through his or her investment
professional, may purchase           Ivy International Fund
shares within three months following the           Effective
Date, provided the investor meets the minimum initial
investment requirement of Ivy International Fund.  As of the
    Effective Date, expressions of interest are no longer
accepted by           IMDI.  Once a shareholder's account has
been liquidated, the           shareholder may not invest in Ivy
International Fund at a later           date.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method, which enables a
Fund           shareholder to have specified amounts
automatically drawn each












          month from his or her bank for investment in Fund
shares, is           available for Class A, Class B and Class C
shares.  The minimum           initial and subsequent investment
under this method is $50 per           month (except in the case
of a tax qualified retirement plan for           which the
minimum initial and subsequent investment is $25 per
month).  A shareholder may terminate the Automatic Investment
     Method at any time upon delivery to Ivy Mackenzie Services
Corp.           ("IMSC") of telephone instructions or written
notice.  See           "Automatic Investment Method" in the
Prospectus.  To begin the           plan, complete Sections 6A
and 7B of the Account Application.

          EXCHANGE OF SHARES

               As described in the Prospectus, shareholders of
each Fund           have an exchange privilege with certain other
Ivy Mackenzie Funds           (except Ivy International Fund
unless you have an existing Ivy           International Fund
account).  Before effecting an exchange,           shareholders
of each Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange is to be made.

               INITIAL SALES CHARGE SHARES.  Class A shareholders
may           exchange their Class A shares ("outstanding Class A
shares") for           Class A shares of another Ivy or Mackenzie
Fund ("new Class A           Shares") on the basis of the
relative net asset value per Class A           share, plus an
amount equal to the difference, if any, between           the
sales charge previously paid on the outstanding Class A
shares and the sales charge payable at the time of the exchange on the new Class A shares.  (The additional sales charge
will be           waived for Class A shares that have been
invested for a period of           12 months or longer.)  Class A
shareholders may also exchange           their shares for shares
of Ivy Money Market Fund (no initial           sales charge will
be assessed at the time of such an exchange).

               CONTINGENT DEFERRED SALES CHARGE SHARES. CLASS A:
Class A           shareholders may exchange their Class A shares
that are subject           to a contingent deferred sales charge
("CDSC"), as described in           the Prospectus ("outstanding
Class A shares"), for Class A shares           of another Ivy or
Mackenzie Fund ("new Class A shares") on the           basis of
the relative net asset value per Class A share, without
the payment of any CDSC that would otherwise be due upon the redemption of the outstanding Class A shares. Class A shareholders of a Fund exercising the exchange privilege will continue to be subject to that Fund's CDSC period
following an           exchange if such period is longer than the
CDSC period, if any,           applicable to the new Class A
shares.

               For purposes of computing the CDSC that may be
payable upon           the redemption of the new Class A shares,
the holding period of           the outstanding Class A shares is
"tacked" onto the holding           period of the new Class A
shares.

               CLASS B:  Class B shareholders may exchange their
Class B           shares ("outstanding Class B shares") for Class
B shares of












          another Ivy or Mackenzie Fund ("new Class B shares") on
the basis           of the relative net asset value per Class B
share, without the           payment of any CDSC that would
otherwise be due upon the           redemption of the outstanding
Class B shares.  Class B           shareholders of a Fund
exercising the exchange privilege will           continue to be
subject to that Fund's CDSC schedule (or period)
following an exchange if such schedule is higher (or such period is longer) than the CDSC schedule (or period) applicable
to the           new Class B shares.

               Class B shares of a Fund acquired through an
exchange of           Class B shares of another Ivy or Mackenzie
Fund will be subject           to that Fund's CDSC schedule (or
period) if such schedule is           higher (or such period is
longer) than the CDSC schedule (or           period) applicable
to the Ivy or Mackenzie Fund from which the           exchange
was made.

               For purposes of both the conversion feature and
computing           the CDSC that may be payable upon the
redemption of the new           Class B shares (prior to
conversion), the holding period of the           outstanding
Class B shares is "tacked" onto the holding period of the new Class B shares.

               The following CDSC table ("Table 1") applies to
Class B           shares of Ivy Asia Pacific Fund, Ivy Bond Fund,
Ivy Canada Fund,           Ivy China Region Fund, Ivy Emerging
Growth Fund, Ivy Global Fund,           Ivy Global Natural
Resources Fund, Ivy Global Science &           Technology Fund,
Ivy Growth Fund, Ivy Growth with Income Fund,           Ivy
International Fund, Ivy International Fund II, Ivy
International Bond Fund, Ivy International Small Companies Fund,
        Ivy Latin America Strategy Fund, Ivy New Century Fund,
Ivy Pan-          Europe Fund, Mackenzie California Municipal
Fund, Mackenzie           National Municipal Fund and Mackenzie
New York Municipal Fund           ("Table 1 Funds"):

                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   5%
               Second                                  4%
               Third                                   3%
               Fourth                                  3%
               Fifth                                   2%
               Sixth                                   1%
               Seventh and thereafter                  0%

               The following CDSC table ("Table 2") applies to
Class B           shares of Mackenzie Limited Term Municipal Fund
("Table 2           Funds"):
















                                             CONTINGENT DEFERRED
SALES                                              CHARGE AS A
PERCENTAGE OF                                              DOLLAR
AMOUNT SUBJECT TO                YEAR SINCE PURCHASE
CHARGE

               First                                   3%
               Second                                  2.5%
        Third                                   2%
               Fourth                                  1.5%
        Fifth                                   1%
               Sixth and thereafter                    0%

               The CDSC schedule for Table 1 Funds is higher (and
the           period is longer) than the CDSC schedule (and
period) for Table 2           Funds.

               If a shareholder exchanges Class B shares of a
Table 1 Fund           for Class B shares of a Table 2 Fund,
Table 1 will continue to           apply to the Class B shares
following the exchange.  For example,           an investor may
decide to exchange Class B shares of a Table 1           Fund
("outstanding Class B shares") for Class B shares of a Table
    2 Fund ("new Class B shares") after having held the
outstanding           Class B shares for two years.  The 4% CDSC
that generally would           apply to a redemption of
outstanding Class B shares held for two           years would not
be deducted at the time of the exchange.  If,           three
years later, the investor redeems the new Class B shares, a
   2% CDSC will be assessed upon the redemption because by
"tacking"           the two year holding period of the
outstanding Class B shares           onto the three year holding
period of the new Class B shares, the           investor will be
deemed to have held the new Class B shares for           five
years.

               If a shareholder exchanges Class B shares of a
Table 2 Fund           for Class B shares of a Table 1 Fund,
Table 1 will apply to the           Class B shares following the
exchange.  For example, an investor           may decide to
exchange Class B shares of a Table 2 Fund           ("outstanding
Class B shares") for Class B shares of a Table 1           Fund
("new Class B shares") after having held the outstanding
Class B shares for two years.  The 2.5% CDSC that generally would apply to a redemption of outstanding Class B shares held
for two           years would not be deducted at the time of the
exchange.  If,           three years later, the investor redeems
the new Class B shares, a           2% CDSC will be assessed upon
the redemption because by "tacking"           the two year
holding period of the outstanding Class B shares           onto
the three year holding period of the new Class B shares, the investor will be deemed to have held the new Class B shares
for           five years.

               CLASS C:  Class C shareholders may exchange their
Class C           shares ("outstanding Class C shares") for Class
C shares of           another Ivy or Mackenzie Fund ("new Class C
shares") on the basis           of the relative net asset value
per Class C share, without the           payment of any CDSC that
would otherwise be due upon redemption.












          (Class C shares are subject to a CDSC of 1% if redeemed
within           one year of the date of purchase.)

               CLASS I:  Class I shareholders may exchange their
Class I           shares for Class I shares of another Ivy Fund
on the basis of the           relative net asset value per Class
I share.

               ALL CLASSES:   The minimum amount which may be
exchanged           into an Ivy Mackenzie Fund in which shares
are not already held           is $1,000 ($5,000,000 in the case
of Class I of Ivy Bond Fund,           Ivy Global Science &
Technology Fund, Ivy International Fund, Ivy
International Fund II and Ivy International Small Companies Fund
        (generally referred to herein as the "Class I Funds")).
No           exchange out of a Fund (other than by a complete
exchange of all           Fund shares) may be made if it would
reduce the shareholder's           interest in that Fund to less
than $1,000  ($5,000,000 in the           case of Class I shares
of the Class I Funds.)

               Each exchange will be made on the basis of the
relative net           asset values per share of each fund of the
Ivy Mackenzie Funds           next computed following receipt by
IMSC of telephone instructions           by IMSC or a properly
executed request.  Exchanges, whether           written or
telephonic, must be received by IMSC by the close of
regular trading on the Exchange (normally 4:00 p.m., eastern time) to receive the price computed on the day of receipt. Exchange requests received after that time will receive
the price           next determined following receipt of the
request.  The exchange           privilege may be modified or
terminated at any time, upon at           least 60 days' notice
to the extent required by applicable law.            See
"Redemptions."

               An exchange of shares between any of the Ivy
Mackenzie Funds            will result in a taxable gain or loss.
Generally, this will be a           capital gain or loss (long-
term or short-term, depending on the           holding period of
the shares) in the amount of the difference           between the
net asset value of the shares surrendered and the
shareholder's tax basis for those shares.  However, in certain circumstances, shareholders will be ineligible to take
sales           charges into account in computing taxable gain or
loss on an           exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-
deferred           retirement plan will not be taxable to the
plan and will not be           taxed to the participant until
distribution.  Each investor           should consult his or her
tax adviser regarding the tax           consequences of an
exchange transaction.

          LETTER OF INTENT

               Reduced sales charges apply to initial investments
in           Class A shares of each Fund made pursuant to a non-
binding Letter           of Intent.  A Letter of Intent may be
submitted by an individual,           his or her spouse and
children under the age of 21, or a trustee           or other
fiduciary of a single trust estate or single fiduciary












          account.  See the Account Application in the
Prospectus.  Any           investor may submit a Letter of Intent
stating that he or she           will invest, over a period of 13
months, at least $50,000 in           Class A shares of a Fund.
A Letter of Intent may be submitted at           the time of an
initial purchase of Class A shares of a Fund or           within
90 days of the initial purchase, in which case the Letter
 of Intent will be back dated.  A shareholder may include, as an accumulation credit, the value (at the applicable
offering price)           of all Class A shares of Ivy Asia
Pacific Fund, Ivy China Region           Fund, Ivy Canada Fund,
Ivy Latin America Strategy Fund, Ivy           International
Fund, Ivy International Fund II, Ivy Pan-Europe           Fund,
Ivy Global Fund, Ivy Global Natural Resources Fund, Ivy
Global Science & Technology Fund, Ivy Growth Fund, Ivy Growth
     with Income Fund, Ivy Emerging Growth Fund, Ivy
International           Bond Fund, Ivy International Small
Companies Fund, Ivy New           Century Fund, Ivy Bond Fund,
Mackenzie National Municipal Fund,           Mackenzie Limited
Term Municipal Fund, Mackenzie California           Municipal
Fund and Mackenzie New York Municipal Fund (and shares
that have been exchanged into Ivy Money Market Fund from any of the other funds in the Ivy Mackenzie Funds) held of record
by him           or her as of the date of his or her Letter of
Intent.  During the           term of the Letter of Intent, the
Transfer Agent will hold           Class A shares representing 5%
of the indicated amount (less any           accumulation credit
value) in escrow.  The escrowed Class A           shares will be
released when the full indicated amount has been
purchased.  If the full indicated amount is not purchased during the term of the Letter of Intent, the investor is
required to pay           IMDI an amount equal to the difference
between the dollar amount           of sales charge that he or
she has paid and that which he or she           would have paid
on his or her aggregate purchases if the total of           such
purchases had been made at a single time.  Such payment will be made by an automatic liquidation of Class A shares in the escrow account.  A Letter of Intent does not obligate the
         investor to buy or the Trust to sell the indicated
amount of           Class A shares, and the investor should read
carefully all the           provisions of such letter before
signing.

          RETIREMENT PLANS

               Shares may be purchased in connection with several
types of           tax-deferred retirement plans.  Shares of more
than one fund           distributed by IMDI may be purchased in a
single application           establishing a single plan account,
and shares held in such an           account may be exchanged
among the funds in the Ivy Mackenzie           Funds in
accordance with the terms of the applicable plan and the
exchange privilege available to all shareholders.  Initial and subsequent purchase payments in connection with tax-
deferred           retirement plans must be at least $25 per
participant.

               The following fees will be charged to individual
shareholder           accounts as described in the retirement
prototype plan document:

               Retirement Plan New Account Fee           no fee
            Retirement Plan Annual Maintenance Fee    $10.00 per
account












          For shareholders whose retirement accounts are
diversified across           several funds of the Ivy Mackenzie
Funds, the annual maintenance           fee will be limited to
not more than $20.

               The following discussion describes the tax
treatment of           certain tax-deferred retirement plans
under current Federal           income tax law.  State income tax
consequences may vary.  An           individual considering the
establishment of a retirement plan           should consult with
an attorney and/or an accountant with respect           to the
terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS:  Shares of the
Trust may be           used as a funding medium for an Individual
Retirement Account           ("IRA").  Eligible individuals may
establish an IRA by adopting a           model custodial account
available from IMSC, who may impose a           charge for
establishing the account. Individuals should consult their tax advisers before investing IRA assets in a Fund (which primarily distributes exempt-interest dividends).

               An individual who has not reached age 70-1/2 and
who           receives compensation or earned income is eligible
to contribute           to an IRA, whether or not he or she is an
active participant in a           retirement plan.  An individual
who receives a distribution from           another IRA, a
qualified retirement plan, a qualified annuity           plan or
a tax-sheltered annuity or custodial account ("403(b)
plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution
either           directly or within 60 days after its receipt.
Tax advice should           be obtained in connection with
planning a rollover contribution           to an IRA.

               In general, an eligible individual may contribute
up to the           lesser of $2,000 or 100% of his or her
compensation or earned           income to an IRA each year.  If
a husband and wife are both           employed, and both are
under age 70-1/2, each may set up his or           her own IRA
within these limits.  If both earn at least $2,000           per
year, the maximum potential contribution is $4,000 per year
   for both.  For years after 1996, the result is similar even if one spouse has no earned income; if the joint earned
income of           the spouses is at least $4,000, a
contribution of up to $2,000           may be made to each
spouse's IRA.  For years before 1997,           however, if one
spouse has (or elects to be treated as having) no
earned income for IRA purposes for a year, the working spouse may contribute up to the lesser of $2,250 or 100% of his or
her           compensation or earned income for the year to IRAs
for both           spouses, provided that no more than $2,000 is
contributed to the           IRA of one spouse.  Rollover
contributions are not subject to           these limits.

               An individual may deduct his or her annual
contributions to           an IRA in computing his or her Federal
income tax within the           limits described above, provided
he or she (or his or her spouse,           if they file a joint
Federal income tax return) is not an active           participant
in a qualified retirement plan (such as a qualified












          corporate, sole proprietorship, or partnership pension,
profit           sharing, 401(k) or stock bonus plan), qualified
annuity plan,           403(b) plan, simplified employee pension,
or governmental plan.            If he or she (or his or her
spouse) is an active participant, a           full deduction is
only available if he or she has adjusted gross           income
that is less than a specified level ($40,000 for married
couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return).
The           deduction is phased out ratably for active
participants with           adjusted gross income between certain
levels ($40,000 and $50,000           for married individuals
filing a joint return, $25,000 and           $35,000 for single
individuals, and $0 and $10,000 for married           individuals
filing separate returns). Individuals who are active participants with income above the specified phase-out level may not deduct their IRA contributions.  Rollover
contributions are           not includible in income for Federal
income tax purposes and           therefore are not deductible
from it.

               Generally, earnings on an IRA are not subject to
current           Federal income tax until distributed.
Distributions attributable           to tax-deductible
contributions and to IRA earnings are taxed as           ordinary
income.  Distributions of non-deductible contributions
are not subject to Federal income tax.  In general, distributions from an IRA to an individual before he or she reaches
age 59-1/2           are subject to a nondeductible penalty tax
equal to 10% of the           taxable amount of the distribution.
The 10% penalty tax does not           apply to amounts withdrawn
from an IRA after the individual           reaches age 59-1/2,
becomes disabled or dies, or if withdrawn in           the form
of substantially equal payments over the life or life
expectancy of the individual and his or her designated benefi-
     ciary, if any, or rolled over into another IRA, or, for
years           after 1996, amounts withdrawn and used to pay for
deductible           medical expenses and amounts withdrawn by
certain unemployed           individuals not in excess of amounts
paid for certain health           insurance premiums.
Distributions must begin to be withdrawn not           later than
April 1 of the calendar year following the calendar
year in which the individual reaches age 70-1/2.  Failure to take certain minimum required distributions will result in
the           imposition of a 50% non-deductible penalty tax.
Extremely large           distributions in any one year (other
than 1997, 1998 or 1999)           from an IRA (or from an IRA
and other retirement plans) may also           result in a
penalty tax.

               QUALIFIED PLANS:  For those self-employed
individuals who           wish to purchase shares of one or more
of the funds in the Ivy           Mackenzie Funds through a
qualified retirement plan, a Custodial           Agreement and a
Retirement Plan are available from IMSC.  The
Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan.  A profit sharing plan permits
an           annual contribution to be made in an amount
determined each year           by the self-employed individual
within certain limits prescribed           by law.  A money
purchase pension plan requires annual           contributions at
the level specified in the Custodial Agreement.            There
is no set-up fee for qualified plans and the annual












          maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any
common law           employees, employees who have met certain
minimum age and service           requirements must be covered by
the Retirement Plan.  A self-          employed individual
generally must contribute the same percentage           of income
for common law employees as for himself or herself.

               A self-employed individual may contribute up to
the lesser           of $30,000 or 25% of compensation or earned
income to a money           purchase pension plan or to a
combination profit sharing and           money purchase pension
plan arrangement each year on behalf of           each
participant.  To be deductible, total contributions to a
profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the
plan,           and total contributions to a combination money
purchase-profit           sharing arrangement generally may not
exceed 25% of the total           compensation or earned income
of all participants.  The amount of           compensation or
earned income of any one participant that may be
included in computing the deduction is limited (generally to
    $150,000 for benefits accruing in plan years beginning after
        1993, with annual inflation adjustments).  A self-
employed           individual's contributions to a retirement
plan on his or her own           behalf must be deducted in
computing his or her earned income.

               Corporate employers may also adopt the Custodial
Agreement           and Retirement Plan for the benefit of their
eligible employees.            Similar contribution and deduction
rules apply to corporate           employers.

               Distributions from the Retirement Plan generally
are made           after a participant's separation from service.
A 10% penalty tax           generally applies to distributions to
an individual before he or           she reaches age 59-1/2,
unless the individual (1) has reached age           55 and
separated from service; (2) dies; (3) becomes disabled;
(4) uses the withdrawal to pay tax-deductible medical expenses;
       (5) takes the withdrawal as part of a series of
substantially           equal payments over his or her life
expectancy or the joint life           expectancy of himself or
herself and a designated beneficiary; or           (6) rolls over
the distribution.

               The Transfer Agent will arrange for Investors Bank
& Trust           to furnish custodial services to the employer
and any           participating employees.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE           ORGANIZATIONS ("403(B)(7) ACCOUNT"):
Section 403(b)(7) of the           Internal Revenue Code of 1986,
as amended (the "Code"), permits           public school systems
and certain charitable organizations to use           mutual fund
shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose employees wish to purchase shares of the Trust in conjunction with such an arrangement. The sales charge for purchases of less than $10,000 of Class A shares is set forth under
"Retirement           Plans" in the Prospectus.  Sales charges
for purchases of $10,000           or more of Class A shares are
the same as those set forth under           "Initial Sales Charge
Alternative -- Class A Shares" in the           Prospectus.  The
special application for a 403(b)(7) Account is available from IMSC.

               Distributions from the 403(b)(7) Account may be
made only           following death, disability, separation from
service, attainment           of age 59-1/2, or incurring a
financial hardship.  A 10% penalty           tax generally
applies to distributions to an individual before he           or
she reaches age 59-1/2, unless the individual (1) has reached age 55 and separated from service; (2) dies or becomes
disabled;           (3) uses the withdrawal to pay tax-deductible
medical expenses;           (4) takes the withdrawal as part of a
series of substantially           equal payments over his or her
life expectancy or the joint life           expectancy of himself
or herself and a designated beneficiary; or           (5) rolls
over the distribution. There is no set-up fee for 403(b)(7) Accounts and the annual maintenance fee is $20.00 per account.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS:  An
employer may           deduct contributions to a SEP up to the
lesser of $30,000 or 15%           of compensation.  SEP accounts
generally are subject to all rules           applicable to IRA
accounts, except the deduction limits, and are           subject
to certain employee participation requirements.  No new
salary reduction SEPs ("SARSEPs") may be established after 1996, but existing SARSEPs may continue to be maintained, and non-
          salary reduction SEPs may continue to be established as
well as           maintained after 1996.

               SIMPLE PLANS:  An employer may establish a SIMPLE
IRA or a           SIMPLE 401(k) for years after 1996.  An
employee can make pre-tax           salary reduction
contributions to a SIMPLE Plan, up to $6,000 a           year.
Subject to certain limits, the employer will either match
 a portion of employee contributions, or will make a contribution equal to 2% of each employee's compensation without
regard to the           amount the employee contributes.  An
employer cannot maintain a           SIMPLE Plan for its
employees if any contributions or benefits           are credited
to those employees under any other qualified           retirement
plan maintained by the employer.

          REINVESTMENT PRIVILEGE

               Shareholders who have redeemed Class A shares of a
Fund may           reinvest all or a part of the proceeds of the
redemption back           into Class A shares of the Fund at net
asset value (without a           sales charge) within 60 days
from the date of redemption.  This           privilege may be
exercised only once.  The reinvestment will be           made at
the net asset value next determined after receipt by IMSC of the reinvestment order accompanied by the funds to be reinvested. No compensation will be paid to any sales personnel or dealer in connection with the transaction.













               Any redemption is a taxable event.  A loss
realized on a           redemption generally may be disallowed
for tax purposes if the           reinvestment privilege is
exercised within 30 days after the           redemption.  In
certain circumstances, shareholders will be           ineligible
to take sales charges into account in computing           taxable
gain or loss on a redemption if the reinvestment privilege is exercised. See "Taxation."

          RIGHTS OF ACCUMULATION

               A scale of reduced sales charges applies to any
investment           of $50,000 or more in Class A shares of a
Fund.  See "Initial           Sales Charge Alternative -- Class A
Shares" in the Prospectus.            The reduced sales charge is
applicable to investments made at one           time by an
individual, his or her spouse and children under the
age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account (including a pension,
profit           sharing or other employee benefit trust created
pursuant to a           plan qualified under Section 401 of the
Code).  It is also           applicable to current purchases of
all of the funds in the Ivy           Mackenzie Funds (except Ivy
Money Market Fund) by any of the           persons enumerated
above, where the aggregate quantity of Class A           shares
of Ivy Asia Pacific Fund, Ivy Bond Fund, Ivy Canada Fund,
 Ivy China Region Fund, Ivy Emerging Growth Fund, Ivy Global
Fund,           Ivy Global Natural Resources Fund, Ivy Global
Science &           Technology Fund, Ivy Growth Fund, Ivy Growth
with Income Fund,           Ivy International Fund, Ivy
International Bond Fund, Ivy           International Small
Companies Fund, Ivy Latin America Strategy           Fund, Ivy
New Century Fund, Ivy International Fund II, Ivy Pan-
Europe Fund, Mackenzie National Municipal Fund, Mackenzie
 California Municipal Fund Mackenzie New York Municipal Fund and
        Mackenzie Limited Term Municipal Fund (and shares that
have been           exchanged into Ivy Money Market Fund from any
of the other funds           in the Ivy Mackenzie Funds) and of
any other investment company           distributed by IMDI,
previously purchased or acquired and           currently owned,
determined at the higher of current offering           price or
amount invested, plus the Class A shares being
purchased, amounts to $50,000 or more for Ivy Asia Pacific Fund,
        Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging
Growth Fund,           Ivy Global Fund, Ivy Global Natural
Resources Fund, Ivy Global           Science & Technology Fund,
Ivy Growth Fund, Ivy Growth with           Income Fund, Ivy
International Fund, Ivy International Small           Companies
Fund, Ivy Latin America Strategy Fund, Ivy New Century
Fund, Ivy International Fund II, Ivy Pan-Europe Fund; $100,000 or
         more for Ivy Bond Fund, Ivy International Bond Fund,
Mackenzie           National Municipal Fund, Mackenzie California
Municipal Fund and           Mackenzie New York Municipal Fund;
or $25,000 or more for           Mackenzie Limited Term Municipal
Fund.

               At the time an investment takes place, IMSC must
be notified           by the investor or his or her dealer that
the investment           qualifies for the reduced sales charge
on the basis of previous           investments.  The reduced
sales charge is subject to confirmation           of the
investor's holdings through a check of the particular












          Fund's records.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder (except shareholders with accounts
in Class I           of the Class I Funds) may establish a
Systematic Withdrawal Plan           (a "Withdrawal Plan"), by
telephone instructions or by delivery           to IMSC of a
written election to have his or her shares withdrawn periodically, accompanied by a surrender to IMSC of all share certificates then outstanding in such shareholder's name,
      properly endorsed by the shareholder.  To be eligible to
elect a           Withdrawal Plan, a shareholder must have at
least $5,000 in his           or her account.  A Withdrawal Plan
may not be established if the           investor is currently
participating in the Automatic Investment           Method.  A
Withdrawal Plan may involve the depletion of a shareholder's principal, depending on the amount withdrawn.

               A redemption under a Withdrawal Plan is a taxable
event.            Shareholders contemplating participating in a
Withdrawal Plan           should consult their tax advisers.

               Additional investments made by investors
participating in a           Withdrawal Plan must equal at least
$1,000 each while the           Withdrawal Plan is in effect.
Making additional purchases while           a Withdrawal Plan is
in effect may be disadvantageous to the           investor
because of applicable initial sales charges or CDSCs.

               An investor may terminate his or her participation
in the           Withdrawal Plan at any time by delivering
written notice to IMSC.            If all shares held by the
investor are liquidated at any time,           participation in
the Withdrawal Plan will terminate           automatically.  The
Trust or IMSC may terminate the Withdrawal           Plan option
at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares may be purchased in connection with
investment           programs established by employee or other
groups using systematic           payroll deductions or other
systematic payment arrangements.  The           Trust does not
itself organize, offer or administer any such           programs.
However, it may, depending upon the size of the
program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.  Unless shares
of a           Fund are purchased in conjunction with IRAs (see
"How to Buy           Shares" in the Prospectus), such group
systematic investment           programs are not entitled to
special tax benefits under the Code.            The Trust
reserves the right to refuse purchases at any time or
suspend the offering of shares in connection with group systematic investment programs, and to restrict the offering of shareholder privileges, such as check writing, simplified
        redemptions and other optional privileges, as described
in the           Prospectus, to shareholders using group
systematic investment           programs.












               With respect to each shareholder account
established on or           after September 15, 1972 under a
group systematic investment           program, the Trust and IMI
each currently charge a maintenance           fee of $3.00 (or
portion thereof) that for each twelve-month           period (or
portion thereof) that the account is maintained.  The
Trust may collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved
or by           causing on the date the fee is assessed a
redemption in each such           shareholder account sufficient
to pay such fee.  The Trust           reserves the right to
change these fees from time to time without           advance
notice.

               Class A shares of a Fund are made available to
Merrill Lynch           Daily K Plan (the "Plan") participants at
NAV without an initial           sales charge if:

               (i) the Plan is recordkept on a daily valuation
basis by                Merrill Lynch and, on the date the Plan
Sponsor signs the                Merrill Lynch Recordkeeping
Service Agreement, the Plan has                $3 million or more
in assets invested in broker/dealer funds                not
advised or managed by Merrill Lynch Asset Management,
  L.P. ("MLAM") that are made available pursuant to a Service
          Agreement between Merrill Lynch and the fund's
principal                underwriter or distributor and in funds
advised or managed                by MLAM (collectively, the
"Applicable Investments");

               (ii) the Plan is recordkept on a daily valuation
basis by an                independent recordkeeper whose
services are provided through                a contract or
alliance arrangement with Merrill Lynch, and                on
the date the Plan Sponsor signs the Merrill Lynch
Recordkeeping Service Agreement, the Plan has $3 million or
        more in assets, excluding money market funds, invested in Applicable Investments; or

               (iii) the Plan has 500 or more eligible employees,
as                determined by Merrill Lynch plan conversion
manager, on the                date the Plan Sponsor signs the
Merrill Lynch Recordkeeping                Service Agreement.

               Alternatively, Class B shares of a Fund are made
available           to Plan participants at NAV without a CDSC if
the Plan conforms           with the requirements for eligibility
set forth in (i) through           (iii) above but either does
not meet the $3 million asset           threshold or does not
have 500 or more eligible employees.

               Plans recordkept on a daily basis by Merrill Lynch
or an           independent recordkeeper under a contract with
Merrill Lynch that           are currently investing in Class B
shares of a Fund convert to           Class A shares once the
Plan has reached $5 million invested in           Applicable
Investments, or 10 years after the date of the initial purchase by a participant under the Plan--the Plan will receive a
         Plan level share conversion.

                                 BROKERAGE ALLOCATION












               Subject to the overall supervision of the
President and the           Board, IMI (or MFC with respect to
Ivy Canada Fund and Ivy Global           Natural Resources Fund)
places orders for the purchase and sale           of each Fund's
portfolio securities.  With respect to Ivy
International Fund, Northern Cross also places orders for the purchase and sale of the Fund's portfolio securities.  All portfolio transactions are effected at the best price and
        execution obtainable. Purchases and sales of debt
securities are           usually principal transactions, and,
therefore, brokerage           commissions are usually not
required to be paid by the particular           Fund for such
purchases and sales (although the price paid           generally
includes undisclosed compensation to the dealer).  The
prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter,
and           purchases of after-market securities from dealers
normally           reflect the spread between the bid and asked
prices.  In           connection with OTC transactions, IMI (or
MFC for Ivy Canada Fund           and Ivy Global Natural
Resources Fund and the Subadviser for Ivy           International
Fund) attempts to deal directly with the principal
market makers, except in those circumstances where IMI (or MFC for Ivy Canada Fund and Ivy Global Natural Resources Fund
and the           Subadviser for Ivy International Fund) believes
that a better           price and execution are available
elsewhere.

               IMI (or MFC for Ivy Canada Fund and Ivy Global
Natural           Resources Fund and the Subadviser for Ivy
International Fund)           selects broker-dealers to execute
transactions and evaluates the           reasonableness of
commissions on the basis of quality, quantity,           and the
nature of the firms' professional services.  Commissions
to be charged and the rendering of investment services, including statistical, research, and counseling services by
brokerage           firms, are factors to be considered in the
placing of brokerage           business. The types of research
services provided by brokers may           include general
economic and industry data, and information on
securities of specific companies. Research services furnished by brokers through whom the Trust effects securities
transactions           may be used by IMI (or MFC for Ivy Canada
Fund and Ivy Global           Natural Resources Fund and the
Subadviser for Ivy International           Fund) in servicing all
of its accounts.  In addition, not all of           these
services may be used by IMI (or MFC for Ivy Canada Fund and
   Ivy Global Natural Resources Fund and the Subadviser for Ivy
       International Fund) in connection with the services it
provides           to a particular Fund or the Trust.  IMI (or
MFC for Ivy Canada           Fund and Ivy Global Natural
Resources Fund and the Subadviser for           Ivy International
Fund) may consider sales of shares of a Fund as           a
factor in the selection of broker-dealers and may select broker-dealers who provide it with research services. IMI (or
      MFC for Ivy Canada Fund and Ivy Global Natural Resources
Fund and           the Subadviser for Ivy International Fund)
will not, however,           execute brokerage transactions other
than at the best price and           execution.

               With respect to Ivy International Fund, when a
security           proposed to be purchased or sold for the Fund
is also to be












          purchased or sold at the same time for other accounts
managed by           the Subadviser, purchases or sales are
effected on a pro rata,           rotating or other equitable
basis so as to avoid any one account           being preferred
over any other account.

               During the fiscal year ended June 30, 1994, during
the six-          month period ended December 31, 1994 and during
the fiscal years           ended December 31, 1995 and 1996, Ivy
Canada Fund paid brokerage           commissions of $202,849,
$98,390, $79,464 and $102,121,           respectively.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid brokerage
commissions of           $26,579, $70,459 and $62,812,
respectively.

               During the fiscal year ended June 30, 1994, during
the six-          month period ended December 31, 1994, and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Global Fund paid brokerage           commissions of
$58,828, $43,367, $96,124 and $90,904,           respectively.


               During the fiscal year ended December 31, 1994,
1995 and           1996, Ivy International Fund paid brokerage
commissions of           $139,426, $715,524 and $1,709,643,
respectively.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994, Ivy
Latin America Strategy Fund           and Ivy New Century Fund
each paid brokerage commissions of           $5,491 and $2,611,
respectively.  During the fiscal year ended           December
31, 1995, Ivy Latin America Strategy Fund and Ivy New
Century Fund each paid brokerage commissions of $17,184 and
   $15,236, respectively.  During the fiscal year ended December
31,           1996, Ivy Latin America Strategy Fund and Ivy New
Century Fund           each paid brokerage commissions of $15,756
and $95,606,           respectively.

               During the period from July 22, 1996 (commencement
of           operations to December 31, 1996) Ivy Global Science
& Technology           Fund paid brokerage commissions of
$37,065.  Brokerage commission           information is not
available for Ivy Asia Pacific Fund, Ivy           Global Natural
Resources Fund and Ivy International Small           Companies
Fund, which did not commence operations until January
1, 1997, or for Ivy International Fund II or Ivy Pan-Europe Fund,
         which did not commence operations until May 13, 1997.

               Each Fund may, under some circumstances, accept
securities           in lieu of cash as payment for Fund shares.
Each of these Funds           will accept securities only to
increase its holdings in a           portfolio security or to
take a new portfolio position in a           security that IMI
(and the Subadviser for Ivy International Fund)           deems
to be a desirable investment for each the Fund.  While no
 minimum has been established, it is expected that each the Fund will not accept securities having an aggregate value of
less than           $1 million.  The Trust may reject in whole or
in part any or all












          offers to pay for the Fund shares with securities and
may           discontinue accepting securities as payment for the
Fund shares           at any time without notice.  The Trust will
value accepted           securities in the manner and at the same
time provided for           valuing portfolio securities of each
the Fund, and the Fund           shares will be sold for net
asset value determined at the same           time the accepted
securities are valued.  The Trust will only           accept
securities delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with the applicable laws of certain states.























































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust,
their           business addresses and principal occupations
during the past five           years are:

                                   POSITION
                                   WITH THE     BUSINESS
AFFILIATIONS           NAME, ADDRESS, AGE       TRUST        AND
PRINCIPAL OCCUPATIONS

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics Research           60 Concord Street
Corp. (instruments and            Wilmington, MA  01887
     controls); Director, Burr-          Age: 73
            Brown Corp. (operational
                  amplifiers); Director,
                      Metritage Incorporated
                          (level measuring
                        instruments); Trustee of
                              Mackenzie Series Trust
                                  (1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.           800 Hickory Blvd.                     (1983-
present); Chairman,           Golfview Park-Box 500
 Broyhill Family Foundation,           Lenoir, NC 28645
          Inc. (1983-Present);           Age:  73
            Chairman and President,
                 Broyhill Investments, Inc.
                         (1983-present); Chairman,
                                Broyhill Timber Resources
                                       (1983-present); Management
                                               of a personal
portfolio of
fixed-income and equity
     investments (1983-present);
              Trustee of Mackenzie Series
                       Trust (1988-present);
                          Director of The Mackenzie
                                 Funds Inc. (1988-1995).

          Stanley Channick         Trustee      President and
Chief           11 Bala Avenue                        Executive
Officer, The           Bala Cynwyd, PA 19004
Whitestone Corporation            Age:  73
     (insurance agency);
      Chairman, Scott Management
              Company (administrative
                   services for insurance
                       companies); President, The
                               Channick Group (consultants
                                        to insurance companies
and                                                 national
trade
associations); Trustee of
       Mackenzie Series Trust
           (1994-present); Director of
                    The Mackenzie Funds Inc.
                          (1994-1995).












          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice           The Landmark Centre
President, Director and           113 Landmark Lane,
     Fund Manager, Massengill-          Suite B
           DeFriece Foundation           Bristol, TN  37620-2285
            (charitable organization)           Age: 76
                   (1950-present); Trustee and
                            Vice Chairman, East
                             Tennessee Public
                           Communications Corp. (WSJK-
                                   TV) (1984-present); Trustee
                                            of Mackenzie Series
Trust                                                 (1985-
present); Director of
   The Mackenzie Funds Inc.
         (1987-1995).

          Roy J. Glauber           Trustee      Mallinckrodt
Professor of           Lyman Laboratory
Physics, Harvard           of Physics
University (1974-present);           Harvard University
        Trustee of Mackenzie Series           Cambridge, MA 02138
                 Trust (1994-present).           Age: 71

          Michael G. Landry        Trustee      President, Chief
Executive           700 South Federal Hwy.   and          Officer
and Director of           Suite 300                Chairman
Mackenzie Investment           Raton, FL  33432
  Management Inc. (1987-          Age: 50
     present); President,           [*Deemed to be an
       Director and Chairman of           "interested person"
             Ivy Management Inc. (1992-          of the Trust, as
                    present); Chairman and            defined
under the                     Director of Ivy Mackenzie
1940 Act.]                            Services Corp.(1993-
                                       present); Chairman and
                                           Director of Ivy
Mackenzie
Distributors, Inc. (1994-
      present); Director and
          President of Ivy Mackenzie
                  Distributors, Inc. (1993-
                        1994);  Director and
                          President of The Mackenzie
                                  Funds Inc. (1987-1995);
                                       Trustee of Mackenzie
Series                                                 Trust
(1987-present);
President of Mackenzie
     Series Trust (1987-1996);
            Chairman of Mackenzie
               Series Trust (1996-
               present).

          Joseph G. Rosenthal      Trustee      Chartered
Accountant           110 Jardin Drive                      (1958-
present); Trustee of           Unit #12
  Mackenzie Series Trust           Concord, Ontario Canada
      (1985-present); Director of













          L4K 2T7                               The Mackenzie
Funds Inc.           Age: 62
(1987-1995).

          Richard N. Silverman     Trustee      Director, Newton-
Wellesley           18 Bonnybrook Road
Hospital; Director, Beth           Waban, MA  02168
      Israel Hospital; Director,           Age: 73
              Boston Ballet; Director,
                    Boston Children's Museum;
                           Director, Brimmer and May
                                  School.

          J. Brendan Swan          Trustee      President,
Airspray           4701 North Federal Hwy.
International, Inc.;           Suite 465
  Joint Managing Director,           Pompano Beach, FL  33064
        Airspray International           Age: 67
            B.V. (an environmentally
                  sensitive packaging
                   company); Director of
                      Polyglass LTD.; Director,
                             The Mackenzie Funds Inc.
                                   (1992-1995); Trustee of
                                        Mackenzie Series Trust
                                            (1992-present).

          Keith J. Carlson         Trustee      Senior Vice
President of           700 South Federal Hwy.   and
Mackenzie Investment           Suite 300                President
  Management, Inc. (1996           Boca Raton, FL 33432
      -present); Senior Vice           Age: 40
          President and Director of           [*Deemed to be an
                 Mackenzie Investment           "interested
person"                   Management, Inc. (1994           of the
Trust, as                      -1996); Senior Vice
defined under the                     President and Treasurer of
        1940 Act.]                            Mackenzie
Investment
Management, Inc. (1989-
    1994); Senior Vice
    President and Director of
           Ivy Management Inc. (1994-
                  present); Senior Vice
                     President, Treasurer and
                           Director of Ivy Management
                                   Inc. (1992-1994); Vice
                                       President of The Mackenzie
                                               Funds Inc.
(1987-1995);
Senior Vice President and
       Director, Ivy Mackenzie
            Services Corp. (1996-
              present); President and
                   Director of Ivy Mackenzie
                          Services Corp. (1993-1996);
                                   Trustee and President of
                                         Mackenzie Series Trust
                                             (1996-present); Vice
                                               President of
Mackenzie












                                                Series Trust
(1994-1996);
Treasurer of Mackenzie
    Series Trust (1985-1994);
           President, Chief Executive
                   Officer and Director of Ivy
                            Mackenzie Distributors,
                                 Inc. (1994-present);
                                   Executive Vice President
                                         and Director of Ivy
                                          Mackenzie Distributors,
                                               Inc. (1993-1994);
Trustee                                                 of
Mackenzie Series Trust
    (1996-present).

          C. William Ferris        Secretary/   Senior Vice
President,           700 South Federal Hwy.   Treasurer    Chief
Financial Officer           Suite 300
and Secretary/Treasurer           Boca Raton, FL  33432
     of Mackenzie Investment           Age: 52
          Management Inc. (1995-
             present); Senior Vice
                President, Finance and
                    Administration/Compliance
                           Officer of Mackenzie
                             Investment Management Inc.
                                     (1989-1994); Senior Vice
                                           President, Secretary/
                                              Treasurer and Clerk
of Ivy                                                 Management
Inc. (1994-
present); Vice President,
       Finance/Administration and
               Compliance Officer of Ivy
                      Management Inc. (1992-
                         1994); Senior Vice
                         President, Secretary/
                            Treasurer and Director of
                                   Ivy Mackenzie Distributors,
                                            Inc. (1994-present);
                                              Secretary/Treasurer
and                                                 Director of
Ivy Mackenzie
Distributors, Inc. (1993-
      1994); President and
        Director of Ivy Mackenzie
               Services Corp. (1996-
                 present); Secretary/
                   Treasurer and Director of
                          Ivy Mackenzie Services
                              Corp. (1993-1996);
                              Secretary/Treasurer of The
                                      Mackenzie Funds Inc. (1993-
                                              1995);
Secretary/Treasurer
 of Mackenzie Series Trust
        (1994-present).

          James W. Broadfoot       Vice         Executive Vice
President,












          700 South Federal Hwy.   President    Ivy Management
Inc. (1996-          Suite 300
present); Senior Vice           Boca Raton, FL  33432
   President, Ivy Management,           Age: 54
           Inc. (1992-1996); Director
                   and Senior Vice President,
                           Mackenzie Investment
                             Management Inc. (1995-
                                present); Senior Vice
                                   President, Mackenzie
                                     Investment Management Inc.
                                             (1990-1995).


               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal
securities           transactions, subject to the requirements
and restrictions set           forth in IMI's Code of Ethics.
The Code of Ethics is designed to           identify and address
certain conflicts of interest between           personal
investment activities and the interests of investment
advisory clients such as the Fund.  Among other things, the Code of Ethics, which generally complies with standards
recommended by           the Investment Company Institute's
Advisory Group on Personal           Investing, prohibits certain
types of transactions absent prior           approval, applies to
portfolio managers, traders, research           analysts and
others involved in the investment advisory process,           and
imposes time periods during which personal transactions may
   not be made in certain securities, and requires the submission
of           duplicate broker confirmations and monthly reporting
of           securities transactions.  Exceptions to these and
other           provisions of the Code of Ethics may be granted
in particular           circumstances after review by appropriate
personnel.


































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1996)


TOTAL                                        PENSION OR
    COMPENSA-                                       RETIREMENT
           TION FROM
BENEFITS   ESTIMATED      TRUST AND
AGGREGATE  ACCRUED AS ANNUAL         FUND COM-
       COMPENSA-  PART OF    BENEFITS       PLEX PAID
NAME,             TION       FUND       UPON           TO
   POSITION          FROM TRUST EXPENSES   RETIREMENT
TRUSTEES

          John S.           $7,419     N/A        N/A
$10,000            Anderegg, Jr.
          (Trustee)

          Paul H.           $7,419     N/A        N/A
$10,000            Broyhill
          (Trustee)

          Keith J.          $0         N/A        N/A
$0            Carlson[**]
          (Trustee and
           President)

          Stanley           $4,949     N/A        N/A
$10,000             Channick[*]
          (Trustee)

          Frank W.          $7,419     N/A        N/A
$10,000            DeFriece, Jr.
          (Trustee)

          Roy J.            $7,419     N/A        N/A
$10,000            Glauber[*]
          (Trustee)

          Michael G.        $0         N/A        N/A
$0            Landry
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         $7,419     N/A        N/A
$10,000            Rosenthal
          (Trustee)

          Richard N.        $10,000    N/A        N/A
$10,000            Silverman
          (Trustee)















          J. Brendan        $7,419     N/A        N/A
$10,000            Swan
           (Trustee)

          C. William        $0         N/A        N/A
$0            Ferris
           (Secretary/Treasurer)

          [*]  Appointed as a Trustee of the Trust at a meeting
of the                Board held on February 10, 1996.

          [**] Appointed as a Trustee of the Trust at a meeting
of the                Board held on December 7, 1996.

               As of April 25, 1997, the Officers and Trustees of
the Trust           as a group owned beneficially less than 1% of
the outstanding           Class A, Class B, Class C and Class I
shares of the Funds, except           that as of such date, the
Officers and Trustees of the Trust as a           group owned
beneficially 2.29% of Class A Shares of Ivy Global           Fund
and 1.78% of Class A Shares of Ivy Global Natural Resources
   Fund.













































                       INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               IMI provides business management and investment
advisory           services to each Fund (other than Ivy Canada
Fund and Ivy Global           Natural Resources Fund) pursuant to
a Business Management and           Investment Advisory Agreement
(the "Agreement").  IMI provides           business management
services to Ivy Canada Fund and Ivy Global           Natural
Resources Fund pursuant to a Business Management
Agreement (the "Management Agreement").  The Agreement (or the
      Management Agreement, in the case of Ivy Canada Fund and
Ivy           Global Natural Resources Fund) was approved (i) by
the sole           shareholder of Ivy China Region Fund on
October 23, 1993, (ii) by           the shareholders of Ivy
International Fund on December 30, 1991,           (iii) by the
sole shareholder of each of Ivy Latin America           Strategy
Fund and Ivy New Century Fund on October 28, 1994, (iv)
by the sole shareholder of each of Ivy Global Fund and Ivy Canada
         Fund on January 27, 1995, (v) by the sole shareholder of
Ivy           Global Science & Technology Fund on July 16, 1996,
(vi) by the           sole shareholder of each of Ivy Asia
Pacific Fund, Ivy Global           Natural Resources Fund and Ivy
International Small Companies Fund           on December 13,
1996, and (vii) by the sole shareholder of each           of Ivy
International Fund II and Ivy Pan-Europe Fund on April 30,
  1997.  Prior to shareholder approval, the Agreement (or the
     Management Agreement, in the case of Ivy Canada Fund and Ivy
         Global Natural Resources Fund) was approved by the Board (including a majority of the Trustees who are neither
"interested           persons," as defined in the 1940 Act, of
the Trust nor have any           direct or indirect financial
interest in the operation of the           distribution plan or
in any related agreement (the "Independent           Trustees"))
(i) on August 23, 1993 with respect to Ivy China           Region
Fund, (ii) on October 28, 1991 with respect to Ivy
International Fund, (iii) on September 17, 1994 with respect to
       Ivy Latin America Strategy Fund and Ivy New Century Fund,
(iv) on           September 29, 1994 with respect to each of Ivy
Canada Fund and           Ivy Global Natural Resources Fund, (v)
on June 8, 1996 with           respect to Ivy Global Science &
Technology Fund, (vi) on December           7, 1996 with respect
to each of Ivy Asia Pacific Fund, Ivy Global           Natural
Resources Fund and Ivy International Small Companies
Fund, (vii) on February 8, 1997 with respect to Ivy Pan-Europe
      Fund, and (viii) on April 29, 1997 with respect to Ivy International Fund II.

               Until January 31, 1995 MIMI served as the manager
and           investment adviser to Ivy Global Fund and as
manager to Ivy           Canada Fund, which were then series of
The Mackenzie Funds Inc.           (the "Company").  On January
31, 1995, MIMI's interest in the           Agreement (in the case
of Ivy Global Fund) and in the Management           Agreement (in
the case of Ivy Canada Fund) was assigned by MIMI           to
IMI, which is a wholly owned subsidiary of MIMI. The provisions of the Agreement and the Management Agreement remain unchanged by IMI's succession to MIMI thereunder. MIMI, a
        Delaware corporation, has approximately 10% of its outstanding common stock listed for trading on the TSE.  MIMI is a
subsidiary           of MFC, 150 Bloor Street West, Toronto,
Ontario, Canada, a public           corporation organized under
the laws of Ontario and registered in           Ontario as a
mutual fund dealer whose shares are listed for           trading
on the TSE.  MFC provides investment advisory services to
 Ivy Canada Fund and Ivy Global Natural Resources Fund pursuant
to           an Investment Advisory Agreement (the "MFC
Agreement").  The MFC           Agreement was approved (i) by the
sole shareholder of Ivy Canada           Fund on January 27, 1995
and (ii) by the sole shareholder of Ivy           Global Natural
Resources Fund on December 13, 1996.  Prior to
shareholder approval, the MFC Agreement was approved by the Board
         (including a majority of Independent Trustees) (i) on
September           29, 1994 with respect to Ivy Canada Fund and
(ii) on December 7,           1996 with respect to Ivy Global
Natural Resources Fund.

               IMI currently acts as manager and investment
adviser to the           following additional investment
companies registered under the           1940 Act:  Ivy Growth
Fund, Ivy Emerging Growth Fund, Ivy Growth           with Income
Fund, Ivy Bond Fund, Ivy International Bond Fund and
Ivy Money Market Fund.

               The Agreement obligates IMI to make investments
for the           accounts of each Fund (except Ivy Canada Fund
and Ivy Global           Natural Resources Fund) in accordance
with its best judgment and           within the investment
objectives and restrictions set forth in           the
Prospectus, the 1940 Act and the provisions of the Code
relating to regulated investment companies, subject to policy decisions adopted by the Board. IMI also determines the securities to be purchased or sold by these Funds and places orders with brokers or dealers who deal in such
securities.  The           Advisory Agreement obligates MFC to
make investments for the           account of each of Ivy Canada
Fund and Ivy Global Natural           Resources Fund, in
accordance with its best judgment and within           the
investment objectives and restrictions set forth in the Prospectus with respect to each of Ivy Canada Fund and Ivy Global
         Natural Resources Fund, the 1940 Act and the provisions
of the           Code, relating to regulated investment
companies, subject to           policy decisions adopted by the
Board.  MFC also determines the           securities to be
purchased or sold by each of Ivy Canada Fund and           Ivy
Global Natural Resources Fund and places orders with brokers or dealers who deal in such securities.

               Under the Agreement (the Management Agreement with
respect           to Ivy Canada Fund and Ivy Global Natural
Resources Fund), IMI           also provides certain business
management services.  IMI is           obligated to (1)
coordinate with each Fund's Custodian and           monitor the
services it provides to that Fund; (2) coordinate           with
and monitor any other third parties furnishing services to
  each Fund; (3) provide each Fund with necessary office space, telephones and other communications facilities as are
adequate           for the particular Fund's needs; (4) provide
the services of           individuals competent to perform
administrative and clerical           functions that are not
performed by employees or other agents           engaged by the
particular Fund or by IMI acting in some other












          capacity pursuant to a separate agreement or
arrangements with           the Fund; (5) maintain or supervise
the maintenance by third           parties of such books and
records of the Trust as may be required           by applicable
Federal or state law; (6) authorize and permit           IMI's
directors, officers and employees who may be elected or
appointed as trustees or officers of the Trust to serve in such capacities; and (7) take such other action with respect to
the           Trust, after approval by the Trust as may be
required by           applicable law, including without
limitation the rules and           regulations of the SEC and of
state securities commissions and           other regulatory
agencies.  Pursuant to the Management Agreement,           IMI is
also responsible for reviewing the activities of MFC to insure that each of Ivy Canada Fund and Ivy Global Natural
  Resources Fund is operated in compliance with each such Fund's investment objectives and policies and with the 1940 Act.

               Ivy Global Fund pays IMI a monthly fee for
providing           business management and investment advisory
services at an annual           rate of 1.00% of the first $500
million of its average net           assets, reduced to 0.75% on
average net assets over $500 million.            Each of the
other Funds (except Ivy Canada Fund and Ivy Global
Natural Resources Fund) pays IMI a monthly fee for providing business management and investment advisory serves at an
annual           rate of 1.00% of each of the Fund's average net
assets.  Ivy           Canada Fund and Ivy Global Natural
Resources Fund each pays IMI a           monthly fee for
providing business management services at an           annual
rate of 0.50% of each such Fund's average net assets.

               For advisory services, Ivy Canada Fund and Ivy
Global           Natural Resources Fund each pays MFC a monthly
fee at an annual           rate of 0.35% and 0.50%, respectively,
of the average net assets           of each such Fund.  For the
fiscal year ended June 30, 1994, for           the six-month
period ended December 31, 1994 and for the fiscal           years
ended December 31, 1995 and 1996, Ivy Canada Fund paid MFC fees of $120,495, $54,763, $67,229 and $65,289, respectively.


               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid IMI $193,875,
$200,605 and           $233,804 respectively (of which IMI
reimbursed $1,036, $0 and $0,           respectively, pursuant to
required expense limitations and of           which IMI
reimbursed $106,631, $106,085 and $65,675,
respectively, pursuant to voluntary expense limitations).

               During the fiscal year ended June 30, 1994 and
during the           six-month period ended December 31, 1994,
MIMI, as investment           manager to Ivy Canada Fund and as
investment adviser to Ivy           Global Fund, when each was a
series of the Company, received fees           of $172,136 and
$78,234, respectively, from Ivy Canada Fund and
$155,540 and $107,966, respectively, (of which MIMI reimbursed
      $34,779 and $15,264, respectively, pursuant to voluntary
expense           limitations) from Ivy Global Fund.  During the
fiscal years ended           December 31, 1995 and 1996, IMI
received fees of $96,041 and           $93,270, respectively,
from Ivy Canada Fund (of which IMI












          reimbursed $63,466 and $0, respectively, pursuant to
required           expense limitations) and $239,963 and
$301,433, respectively,           from Ivy Global Fund (of which
IMI reimbursed $62,242 and $0           pursuant to voluntary
expense limitations).

               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy International Fund paid IMI fees of
$2,217,950, $3,948,456           and $9,157,858, respectively.


               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Latin America Strategy Fund           paid IMI fees of
$1,006, $95,380 and $42,550, respectively (of           which IMI
reimbursed $13,333, $93,340 and $0, respectively,
pursuant to required expense limitations and of which IMI
 reimbursed $523 and $2,040 and $99,630, respectively, pursuant
to           voluntary expense limitations) and Ivy New Century
Fund paid IMI           fees of $912, $91,226 and $109,125,
respectively (of which IMI           reimbursed $16,415, $87,348
and $0, respectively, pursuant to           required expense
limitations and of which IMI reimbursed $512,           $3,878
and $67,600, respectively, pursuant to voluntary expense limitations).

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, Ivy Global Science
& Technology           Fund paid IMI fees of $20,965 (of which
IMI reimbursed $14,813           pursuant to voluntary expense
limitations).

               Advisory fee information is not yet available for
Ivy Asia           Pacific Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund, which
commenced operations on           January 1, 1997, or for Ivy
International Fund II or Ivy Pan-          Europe Fund, which
commenced operations on May 13, 1997.

               Under the Agreement (or the Management Agreement
and the           Advisory Agreement with respect to Ivy Canada
Fund and Ivy Global           Natural Resources Fund), the Trust
pays the following expenses:           (1) the fees and expenses
of the Trust's Independent Trustees;           (2) the salaries
and expenses of any of the Trust's officers or
employees who are not affiliated with IMI; (3) interest expenses;
         (4) taxes and governmental fees, including any original
issue           taxes or transfer taxes applicable to the sale or
delivery of           shares or certificates therefor; (5)
brokerage commissions and           other expenses incurred in
acquiring or disposing of portfolio           securities; (6) the
expenses of registering and qualifying shares           for sale
with the SEC and with various state securities
commissions; (7) accounting and legal costs; (8) insurance
  premiums; (9) fees and expenses of the Trust's Custodian and
      Transfer Agent and any related services; (10) expenses of
       obtaining quotations of portfolio securities and of
pricing           shares; (11) expenses of maintaining the
Trust's legal existence           and of shareholders' meetings;
(12) expenses of preparation and           distribution to
existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of membership in industry organizations.

               IMI currently limits each Fund's (with the
exception of Ivy           Canada Fund and Ivy International
Fund) total operating expenses           (excluding Rule 12b-1
fees, interest, taxes, brokerage           commissions,
litigation and indemnification expenses, and other
extraordinary expenses) to an annual rate of 1.95% (1.50% in the case of Ivy International Fund II) of the Fund's average
net           assets, which may lower that Fund's expenses and
increase its           yield.  Each Fund's expense limitation may
be terminated or           revised at any time, at which time its
expenses may increase and           its yield may be reduced.

               On August 23-24, 1996, the Board (including a
majority of           the Independent Trustees) (i) approved the
continuance of the           Agreement with respect to Ivy China
Region Fund, Ivy Global Fund,           Ivy International Fund,
Ivy Latin America Strategy Fund and Ivy           New Century
Fund and (ii) approved the continuance of the
Management Agreement for Ivy Canada Fund.  The initial term of the Agreement (or the Management Agreement with respect to
Ivy           Global Natural Resources Fund) between IMI and each
of Ivy Asia           Pacific Fund, Ivy Global Natural Resources
Fund and Ivy           International Small Companies Fund, which
commenced on January 1,           1997, will run for a period of
two years from the date of           commencement.  The initial
term of the Agreement between IMI and           each of Ivy
International Fund II and Ivy Pan-Europe Fund, which
commenced on May 13, 1997, will run for a period of two years from the date of commencement.  Each Agreement (or
Management           Agreement, with respect to Ivy Canada Fund
and Ivy Global Natural           Resources Fund) will continue in
effect with respect to each Fund           from year to year, or
for more than the initial period, as the           case may be,
only so long as the continuance is specifically
approved at least annually (i) by the vote of a majority of the
       Independent Trustees and (ii) either (a) by the vote of a
        majority of the outstanding voting securities (as defined
in the           1940 Act) of the particular Fund or (b) by the
vote of a majority           of the entire Board.  If the
question of continuance of the           Agreements (or adoption
of any new agreement) is presented to           shareholders,
continuance (or adoption) shall be effected only if
approved by the affirmative vote of a majority of the outstanding voting securities of the particular Fund.  See
"Capitalization           and Voting Rights."

               Each Agreement (or Management Agreement with
respect to Ivy           Canada Fund and Ivy Global Natural
Resources Fund) may be           terminated with respect to a
particular Fund at any time, without           payment of any
penalty, by the vote of a majority of the Board,           or by
a vote of a majority of the outstanding voting securities
 of that Fund, on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.  The Agreement shall
terminate           automatically in the event of its assignment.


               SUBADVISORY CONTRACT -  IVY INTERNATIONAL FUND.
The Trust           and IMI, on behalf of Ivy International Fund,
have entered into a












          subadvisory contract with an independent investment
adviser (the           "Subadvisory Contract") under which the
subadviser develops,           recommends and implements an
investment program and strategy for           the Fund's
portfolio and is responsible for making all portfolio
security and brokerage decisions, subject to the supervision of
       IMI and, ultimately, the Board. Fees payable under the Subadvisory Contract accrue daily and are paid quarterly by
IMI.            Effective April 1, 1993, Northern Cross serves as
subadviser for           Ivy International Fund's portfolio
pursuant to the Subadvisory           Contract.  As compensation
for its services, Northern Cross is           paid a fee by IMI
at the annual rate of 0.60% of Ivy           International Fund's
average net assets.  As compensation for           advisory
services rendered for the fiscal years ended           December
31, 1994, 1995 and 1996, IMI paid Northern Cross
$1,330,770, $2,369,074 and $5,494,715, respectively.  Northern
      Cross, wholly-owned and operated by Hakan Castegren, is the successor to the investment advisory functions of Boston
Overseas           Investors, Inc. ("BOI"), which also was
wholly-owned and operated           by Hakan Castegren.  Boston
Investor Services, Inc., the           successor to the
administrative and research functions of BOI,           provides
administrative and research services to Northern Cross.


               Any amendment to the current Subadvisory Contract
requires           approval by votes of (a) a majority of the
outstanding voting           securities of Ivy International Fund
affected thereby and (b) a           majority of the Trustees who
are not interested persons of the           Trust or of any other
party to such Contract.  The Subadvisory           Contract
terminates automatically in the event of its assignment
(as defined in the 1940 Act) or upon termination of the Agreement. Also, the Subadvisory Contract may be terminated by not more than 60 days' nor less than 30 days' written
notice by           either the Trust or IMI or upon not less than
120 days' notice by           the Subadviser.  The Subadvisory
Contract provides that IMI or           the Subadviser shall not
be liable to the Trust, to any           shareholder of the
Trust, or to any other person, except for loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

               The Subadvisory Contract will continue in effect
(subject to           provisions for earlier termination as
described above) only if           such continuance is approved
at least annually (a) by a majority           of the Trustees who
are not interested persons of the Trust or of           any other
party to the Contract and (b) by either (i) a majority
of all of the Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of any Fund affected
         thereby.  On September 17, 1994, the Board, including a
majority           of the Independent Trustees, last approved the
continuance of the           Subadvisory Contract.

          DISTRIBUTION SERVICES

               IMDI, a wholly owned subsidiary of MIMI, serves as
the           exclusive distributor of the Funds' shares pursuant
to an Amended












          and Restated Distribution Agreement with the Trust
dated October           23, 1991, as amended from time to time
(the "Distribution           Agreement").  The Distribution
Agreement was last approved by the           Board on August 25,
1996.  At a meeting held on February 8, 1997,           the Board
approved the Distribution Agreement on behalf of Ivy
Pan-Europe Fund.  At a meeting held on April 29, 1997, the Board approved the Distribution Agreement on behalf of Ivy International Fund II. IMDI distributes shares of the Funds through broker-dealers who are members of the National Association of Securities Dealers, Inc. and who have
executed           dealer agreements with IMDI.  IMDI distributes
shares of the           Funds on a continuous basis, but reserves
the right to suspend or           discontinue distribution on
that basis.  IMDI is not obligated to           sell any specific
amount of Fund shares.

               Pursuant to the Distribution Agreement, IMDI is
entitled to           deduct a commission on all Class A Fund
shares sold equal to the           difference, if any, between
the public offering price, as set           forth in the Funds'
then-current prospectus, and the net asset           value on
which such price is based.  Out of that commission, IMDI
may reallow to dealers such concession as IMDI may determine from time to time.  In addition, IMDI is entitled to deduct a
CDSC on           the redemption of Class A shares sold without
an initial sales           charge and Class B and Class C shares
in accordance with, and in           the manner set forth in, the
Prospectus.

               Under the Distribution Agreement, each Fund bears,
among           other expenses, the expenses of registering and
qualifying its           shares for sale under federal and state
securities laws and           preparing and distributing to
existing shareholders periodic           reports, proxy materials
and prospectuses.

               During the three months ended September 30, 1993,
MIMI,           which at that time was Ivy Canada Fund's
distributor, received           from sales of Class A [FN][Shares
of Ivy Canada Fund outstanding           as of March 31, 1994
were designated Class A shares of the Fund.]           shares of
Ivy Canada Fund $332,241, in sales commissions, of
which $52,414 was retained after dealers' reallowances.  During the nine months ended June 30, 1994, the six-month period
ended           December 31, 1994 and the fiscal years ended
December 31, 1995           and 1996, IMDI received from sales of
Class A shares of Ivy           Canada Fund $386,239,
$44,748,$45,959 and $85,131, respectively,           in sales
commissions, of which $62,036, $7,074, $7,824 and
$12,272, respectively, was retained after dealers' reallowances.
         During the period April 1, 1994 (commencement of sales
of Class B           shares) to June 30, 1994, the six-month
period ended December 31,           1994 and the fiscal years
ended December 31, 1995 and 1996, IMDI           received $0,
$574, $2,387 and $6,288, respectively, in CDSCs on
redemptions of Class B shares of the Fund. During the period
    April 30, 1996 (commencement of sales of Class C shares) to
       December 31, 1996, IMDI received $295 in CDSCs on
redemptions of           Class C shares of the Fund.

               During the fiscal years ended December 31, 1994, 1995 and












          1996, IMDI received from sales of Class A shares of Ivy
China           Region Fund $328,530, $132,337 and $82,202,
respectively, in           sales commissions, of which $52,347,
$9,919 and $11,936,           respectively, was retained after
dealers' reallowances.  During           the fiscal years ended
December 31, 1994, 1995 and 1996, IMDI           received
$17,290, $48,686 and $46,514, respectively, in CDSCs on redemptions of Class B shares of the Fund. During the period
     April 30, 1996 (commencement of sales of Class C shares) to
        December 31, 1996, IMDI received $46 in CDSCs on
redemptions of           Class C shares of the Fund.

               During the three month period ended September 30,
1993,           MIMI, which at that time was Ivy Global Fund's
distributor,           received from sales of Class A [FN][Shares
of Ivy Global Fund           outstanding as of March 31, 1994
were designated Class A shares           of the Fund.] shares of
Ivy Global Fund $57,279 in sales           commissions, of which
$8,869 was retained after dealers'           reallowances.
During the nine months ended June 30, 1994, the           six-
month period ended December 31, 1994 and the fiscal years
 ended December 31, 1995 and 1996, IMDI received from sales of
      Class A shares of Ivy Global Fund $166,539, $96,349,
$150,828 and           $130,266, respectively, in sales
commissions, of which $25,240,           $16,508, $23,153 and
$23,164 respectively, was retained after           dealers'
reallowances.  During the period April 1, 1994
(commencement of sales of Class B shares) to December 31, 1994 and during the fiscal years ended December 31, 1995 and
1996,           IMDI received $0, $2,833 and $9,991,
respectively, in CDSCs on           redemptions of Class B shares
of the Fund.  During the period           April 30, 1996
(commencement of sales of Class C shares) to           December
31, 1996, IMDI received no CDSCs on redemptions of Class
C shares of the Fund.

               During the period July 22, 1996 (commencement of
operations)           to December 31, 1996, IMDI received from
sales of Class A shares           of Ivy Global Science &
Technology Fund $122,226 in sales           commissions, of which
$16,160, was retained after dealers'           reallowances.
During the period July 22, 1996 (commencement of
operations) to December 31, 1996, IMDI received $338 in CDSCs on redemptions of Class B shares of the Fund.  During the
period           July 22, 1996 (commencement of operations) to
December 31, 1996,           IMDI received no CDSCs on
redemptions of Class C shares of the           Fund.

               During the fiscal years ended December 31, 1994,
1995 and           1996, IMDI received from sales of Class A
shares of Ivy           International Fund $788,610,,$931,967 and
$2,940,701,           respectively, in sales commissions, of
which $124,786, $144,220           and $394,697, respectively,
was retained after dealers' re-          allowances.  During the
fiscal years ended December 31, 1994,           1995 and 1996,
IMDI received $23,381, $102,532 and $192,262
respectively, in CDSCs paid upon certain redemptions of Class B shares of Ivy International Fund.  During the period April
30,           1996 (commencement of sales of Class C shares) to
December 31,           1996, IMDI received $943 in CDSCs on
redemptions of Class C












          shares of the Fund.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, IMDI received from sales of           Class A shares of Ivy
Latin America Strategy Fund $7,492, $65,204           and
$60,552, respectively, in sales commissions, of which $1,071,
     $8,435 and $10,392, respectively, was retained after dealers
re-          allowances.  During the period from November 1, 1994
         (commencement of operations) to December 31, 1994, IMDI
received           no CDSCs on redemptions of Class B shares of
Ivy Latin America           Strategy Fund.  During the fiscal
years ended December 31, 1995           and 1996, IMDI received
$447 and $1,116, respectively in CDSCs on           redemptions
of Class B shares of the Fund.  During the period           April
30, 1996 (commencement of sales of Class C shares) to December 31, 1996, IMDI received no CDSCs on redemptions of Class
         C shares of the Fund.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, IMDI received from sales of           Class A shares of Ivy
New Century Fund $5,766, $96,634 and           $195,128,
respectively, in sales commissions, of which $865,
$14,419 and $28,765, respectively, was retained after dealer re-
       allowances. During the period from November 1, 1994 (commencement of operations) to December 31, 1994, IMDI
received           no CDSCs on redemptions of Class B Shares of
Ivy New Century           Fund.  During the fiscal years ended
December 31, 1995 and 1996,           IMDI received $813 and
$4,486, respectively, in CDSCs on           redemptions of Class
B shares of the Fund.  During the period           April 30, 1996
(commencement of sales of Class C shares) to           December
31, 1996, IMDI received no CDSCs on redemptions of Class
C shares of the Fund.

                   As of December 31, 1996, none of Ivy Asia
Pacific Fund,           Ivy Global Natural Resources Fund, Ivy
International Fund II, Ivy           International Small
Companies Fund or Ivy Pan-Europe Fund had           commenced
operations.

               Each Distribution Agreement will continue in
effect for           successive one-year periods, provided that
such continuance is           specifically approved at least
annually by the vote of a majority           of the Independent
Trustees, cast in person at a meeting called           for that
purpose and by the vote of either a majority of the
entire Board or a majority of the outstanding voting securities of each Fund.  Each Distribution Agreement may be
terminated with           respect to a particular Fund at any
time, without payment of any           penalty, by IMDI on 60
days' written notice to the particular           Fund or by a
Fund by vote of either a majority of the outstanding
voting securities of the Fund or a majority of the Independent
      Trustees on 60 days' written notice to IMDI.  Each
Distribution           Agreement shall terminate automatically in
the event of its           assignment.













               RULE 18F-3 PLAN.  On February 23, 1995, the SEC
adopted Rule           18f-3 under the 1940 Act, which permits a
registered open-end           investment company to issue
multiple classes of shares in           accordance with a written
plan approved by the investment           company's board of
directors/trustees and filed with the SEC.  At           a
meeting held on December 1-2, 1995, the Board adopted a multi-
     class plan (the "Rule 18f-3 plan") on behalf of each Fund.
At a           meeting held on December 7, 1996, the Board last
approved the           Rule 18f-3 plan on behalf of each Fund.
At a meeting held on           February 8, 1997, the Board
adopted the Rule 18f-3 plan on behalf           of Ivy Pan-Europe
Fund.  At a meeting held on April 29, 1997, the           Board
adopted the Rule 18f-3 plan on behalf of Ivy International
  Fund II.  The key features of the Rule 18f-3 plan are as
follows:            (i) shares of each class of a Fund represent
an equal pro rata           interest in that Fund and generally
have identical voting,           dividend, liquidation, and other
rights, preferences, powers,           restrictions, limitations,
qualifications, terms and conditions,           except that each
class bears certain class-specific expenses and           has
separate voting rights on certain matters that relate solely to that class or in which the interests of shareholders of
one           class differ from the interests of shareholders of
another class;           (ii) subject to certain limitations
described in the Prospectus,           shares of a particular
class of a Fund may be exchanged for           shares of the same
class of another Ivy or Mackenzie fund; and           (iii) a
Fund's Class B shares will convert automatically into
Class A shares of that Fund after a period of eight years, based on the relative net asset value of such shares at the
time of           conversion.

               RULE 12B-1 DISTRIBUTION PLANS.  The Trust has
adopted on           behalf of each Fund, in accordance with Rule
12b-1 under the 1940           Act, separate Rule 12b-1
distribution plans pertaining to the           Funds' Class A,
Class B and Class C shares (each, a "Plan").  In
adopting each Plan, a majority of the Independent Trustees
  concluded in accordance with the requirements of Rule 12b-1
that           there is a reasonable likelihood that each Plan
will benefit each           Fund and its shareholders.  The
Trustees of the Trust believe           that the Plans should
result in greater sales and/or fewer           redemptions of
each Fund's shares, although it is impossible to           know
for certain the level of sales and redemptions of a Fund's
  shares in the absence of a Plan or under an alternative distribution arrangement.

               Under each Plan, each Fund pays IMDI a service
fee, accrued           daily and paid monthly, at the annual rate
of up to 0.25% of the           average daily net assets
attributable to its Class A, Class B or           Class C shares,
as the case may be.  The services for which           service
fees may be paid include, among other things, advising
clients or customers regarding the purchase, sale or retention of shares of the Fund, answering routine inquiries
concerning the           Fund and assisting shareholders in
changing options or enrolling           in specific plans.
Pursuant to each Plan, service fee payments           made out of
or charged against the assets attributable to a           Fund's
Class A, Class B or Class C shares must be in












          reimbursement for services rendered for or on behalf of
the           affected class.  The expenses not reimbursed in any
one month may           be reimbursed in a subsequent month.  The
Class A Plan (other           than the Class A Plan for Ivy
Canada Fund) does not provide for           the payment of
interest or carrying charges as distribution           expenses.


               Under the Funds' Class B and Class C Plans, each
Fund also           pays IMDI a distribution fee, accrued daily
and paid monthly, at           the annual rate of 0.75% of the
average daily net assets           attributable to its Class B or
Class C shares.  Ivy Canada Fund           also pays IMDI a
distribution fee, accrued daily and paid           monthly, at
the annual rate of 0.15% of the average daily assets
attributable to its Class A shares.  IMDI may reallow to dealers all or a portion of the service and distribution fees as
IMDI may           determine from time to time.  The distribution
fee compensates           IMDI for expenses incurred in
connection with activities           primarily intended to result
in the sale of the Funds' Class B or           Class C shares
(and Class A shares, in the case of Ivy Canada           Fund),
including the printing of prospectuses and reports for
persons other than existing shareholders and the preparation, printing and distribution of sales literature and
advertising           materials.  Pursuant to each Class B and
Class C Plan (and Ivy           Canada Fund's Class A Plan), IMDI
may include interest, carrying           or other finance charges
in its calculation of distribution           expenses, if not
prohibited from doing so pursuant to an order of           or a
regulation adopted by the SEC.

               Among other things, each Plan provides that (1)
IMDI will           submit to the Board at least quarterly, and
the Trustees will           review, written reports regarding all
amounts expended under the           Plan and the purposes for
which such expenditures were made;           (2) each Plan will
continue in effect only so long as such           continuance is
approved at least annually, and any material           amendment
thereto is approved, by the votes of a majority of the
Board, including the Independent Trustees, cast in person at a meeting called for that purpose; (3) payments by each Fund
under           each Plan shall not be materially increased
without the           affirmative vote of the holders of a
majority of the outstanding           shares of the relevant
class; and (4) while each Plan is in           effect, the
selection and nomination of Trustees who are not
"interested persons" (as defined in the 1940 Act) of the Trust shall be committed to the discretion of the Trustees who
are not           "interested persons" of the Trust.

               IMDI may make payments for distribution assistance
and for           administrative and accounting services from
resources that may           include the management fees paid (to
MIMI, in the case of Ivy           Canada Fund and Ivy Global
Natural Resources Fund) by a Fund.            IMDI also may make
payments (such as the service fee payments           described
above) to unaffiliated broker-dealers for services
rendered in the distribution of each Fund's shares.  To qualify for such payments, shares may be subject to a minimum
holding           period.  However, no such payments will be made
to any dealer or












          broker if at the end of each year the amount of shares
held does           not exceed a minimum amount.  The minimum
holding period and           minimum level of holdings will be
determined from time to time by           IMDI.

               A report of the amount expended pursuant to each
Plan, and           the purposes for which such expenditures were
incurred, must be           made to the Board for its review at
least quarterly.

               During the period from October 1, 1993 to June 30,
1994,           during the six-month period ended December 31,
1994 and during           the fiscal years ended December 31,
1995 and 1996, Ivy Canada           Fund paid IMDI $92,079,
$61,133, $73,233 and $68,732,           respectively, pursuant to
its Class A plan.  During the period           from April 1, 1994
(the date on which Class B shares of Ivy           Canada Fund
were first offered to the public) to June 30, 1994,
during the six-month period ended December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy
Canada           Fund paid IMDI $312, $2,953, $8,964 and $13,674,
respectively,           pursuant to its Class B plan.  During the
period April 30, 1996           (the date on which Class C shares
of Ivy Canada Fund were first           offered to the public) to
December 31, 1996, Ivy Canada Fund paid           IMDI $990
pursuant to its Class C plan.

               During the fiscal years ended December 31, 1994,
1995 and           1996, Ivy China Region Fund paid IMDI $31,640,
$32,647 and           $37,038, respectively, pursuant to its
Class A Plan.  During the           fiscal years ended December
31, 1994, 1995 and 1996, Ivy China           Region Fund paid
IMDI $67,315, $70,020 and $84,812, respectively,
pursuant to its Class B Plan.  During the period April 30, 1996
       (the date on which Class C shares of Ivy China Region Fund
were           first offered to the public) to December 31, 1996,
Ivy China           Region Fund paid IMDI $781 pursuant to its
Class C plan.

               During the period from October 1, 1993 to June 30,
1994,           during the six-month period ended December 31,
1994 and during           the fiscal years ended December 31,
1995 and 1996, Ivy Global           Fund paid IMDI $30,665,
$24,936, $50,833 and $59,251,           respectively, pursuant to
its Class A plan.  During the period           from April 1, 1994
(the date on which Class B shares of Ivy           Global Fund
were first offered to the public) to June 30, 1994,
during the six-month period ended December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, the Fund
paid           IMDI $434, $8,224, $36,632 and $64,463,
respectively, pursuant to           its Class B plan.  During the
period April 30, 1996 (the date on           which Class C shares
of Ivy Global Fund were first offered to the           public) to
December 31, 1996, Ivy Global Fund paid IMDI $37 pursuant to its Class C plan.

               During the period July 22, 1996 (commencement of
operations)           to December 31, 1996, Ivy Global Science &
Technology Fund paid           IMDI $3,592 pursuant to its Class
A Plan, $4,377 pursuant to its           Class B plan, and $2,217
pursuant to its Class C plan.













               For the fiscal years ended December 31, 1994, 1995
and 1996,           Ivy International Fund paid IMDI $168,356,
$281,215 and           $1,671,153, respectively, pursuant to its
Class A Plan.  For the           fiscal years ended December 31,
1994, 1995 and 1996, Ivy           International Fund paid IMDI
$175,505, $474,670 and $1,724,796,           respectively,
pursuant to its Class B Plan.  During the period           April
30, 1996 (the date on which Class C shares of Ivy
International Fund were first offered to the public) to December
        31, 1996, Ivy International Fund paid IMDI $100,898
pursuant to           its Class C plan.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995 and
1996, Ivy Latin America Strategy Fund           paid IMDI $208,
$2,637 and $7,251 ,respectively, pursuant to its           Class
A plan.  During the period from November 1, 1994
(commencement of operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, Ivy Latin
America           Strategy Fund paid IMDI $157 and $3,855,
respectively, pursuant           to its Class B plan.  During the
period April 30, 1996 (the date           on which Class C shares
of Ivy Latin America Strategy Fund were           first offered
to the public) to December 31, 1996, Ivy Latin           America
Strategy Fund paid IMDI $317 pursuant to its Class C plan.

               During the period from November 1, 1994
(commencement of           operations) to December 31, 1994 and
during the fiscal years           ended December 31, 1995, Ivy
New Century Fund paid IMDI $196,           $3,888 and 17,525,
respectively, pursuant to its Class A plan.            During the
period from November 1, 1994 (commencement of
operations) to December 31, 1994 and during the fiscal years ended December 31, 1995 and 1996, the Fund paid IMDI $124,
      $4,160, $35,654, respectively, pursuant to its Class B
plan.              During the period April 30, 1996 (the date on
which Class C           shares of Ivy New Century Fund were first
offered to the public)           to December 31, 1996, Ivy New
Century Fund paid IMDI $3,360           pursuant to its Class C
plan.

                   No payments were made with respect to Ivy Asia
Pacific           Fund, Ivy Global Natural Resources Fund, or Ivy
International           Small Companies Fund, which commenced
operations on January 1,           1997, or Ivy International
Fund II or Ivy Pan-Europe Fund, which           commenced
operations on May 13, 1997.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Canada Fund:  advertising, $3,002;
printing and mailing of           prospectuses to persons other
than current shareholders, $12,796;           compensation to
dealers, $11,279; compensation to sales
personnel,$25,922; seminars and meetings, $2,820; travel and entertainment, $4,435; general and administrative, $16,899;
       telephone, $710; and occupancy and equipment rental, $1,528.

               During the fiscal year ended December 31, 1996, IMDI












          expended the following amounts in marketing Class B
shares of Ivy           Canada Fund:  advertising, $239; printing
and mailing of           prospectuses to persons other than
current shareholders, $1,018;           compensation to dealers,
$898; compensation to sales           personnel,$2,063; seminars
and meetings, $224; travel and           entertainment, $353;
general and administrative, $1,345;           telephone, $57; and
occupancy and equipment rental, $122.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Canada Fund: advertising, $17; printing and mailing of prospectuses to persons other than current shareholders, $74;
     compensation to dealers, $65; compensation to sales personnel,$149; seminars and meetings, $16; travel and entertainment, $26; general and administrative, $97; telephone,
       $4; and occupancy and equipment rental, $9.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           China Region Fund:  advertising,
$2,653; printing and mailing of           prospectuses to persons
other than current shareholders, $11,969;           compensation
to dealers, $26,581; compensation to sales personnel,$22,741; seminars and meetings, $6,646; travel and entertainment, $3,914; general and administrative, $14,244;
       telephone, $627; and occupancy and equipment rental, $1,356.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           China Region Fund:  advertising,
$1,519; printing and mailing of           prospectuses to persons
other than current shareholders, $6,852;           compensation
to dealers, $15,217; compensation to sales personnel,$13,019; seminars and meetings, $3,804; travel and entertainment, $2,241; general and administrative, $8,154;
      telephone, $359; and occupancy and equipment rental, $776.


               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
China Region Fund:  advertising, $14; printing and mailing
  of prospectuses to persons other than current shareholders,
$63;           compensation to dealers, $140; compensation to
sales           personnel,$120; seminars and meetings, $35;
travel and           entertainment, $21; general and
administrative, $75; telephone,           $3; and occupancy and
equipment rental, $7.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Global Fund:  advertising, $4,231;
printing and mailing of           prospectuses to persons other
than current shareholders, $10,745;           compensation to
dealers, $30,549; compensation to sales
personnel,$36,279; seminars and meetings, $7,638; travel and entertainment, $6,239; general and administrative, $22,386;
       telephone, $1,001; and occupancy and equipment rental, $2,170.














               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Global Fund:  advertising, $1,149;
printing and mailing of           prospectuses to persons other
than current shareholders, $2,918;           compensation to
dealers, $8,297; compensation to sales
personnel,$9,853; seminars and meetings, $2,074; travel and
   entertainment, $1,694; general and administrative, $6,080;
     telephone, $272; and occupancy and equipment rental, $589.


               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Global Fund: advertising, $1; printing and mailing of prospectuses to persons other than current shareholders, $2;
    compensation to dealers, $5; compensation to sales personnel,
$6;           seminars and meetings, $1; travel and
entertainment, $1; general           and administrative, $3;
telephone, $0; and occupancy and           equipment rental, $0.


               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class A shares of Ivy
Global Science &           Technology Fund:  advertising, $481;
printing and mailing of           prospectuses to persons other
than current shareholders, $12,700;           compensation to
dealers, $11,029; compensation to sales
personnel,$4,107; seminars and meetings, $2,757; travel and entertainment, $703; general and administrative, $1,881; telephone, $116; and occupancy and equipment rental, $256.

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class B shares of Ivy
Global Science &           Technology Fund:  advertising, $146;
printing and mailing of           prospectuses to persons other
than current shareholders, $3,868;           compensation to
dealers, $3,359; compensation to sales
personnel,$1,251; seminars and meetings, $840; travel and
 entertainment, $214; general and administrative, $573;
telephone,           $35; and occupancy and equipment rental,
$78.

               During the period from July 22, 1996 (commencement
of           operations) to December 31, 1996, IMDI expended the
following           amounts in marketing Class C shares of Ivy
Global Science &           Technology Fund:  advertising, $74;
printing and mailing of           prospectuses to persons other
than current shareholders, $1,959;           compensation to
dealers, $1,701; compensation to sales personnel,           $634;
seminars and meetings, $425; travel and entertainment, $108; general and administrative, $290; telephone, $18; and
   occupancy and equipment rental, $40.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           International Fund:  advertising,
$132,425; printing and mailing












          of prospectuses to persons other than current
shareholders,           $230,570; compensation to dealers,
$1,161,172; compensation to           sales personnel,$1,119,795;
seminars and meetings, $290,293;           travel and
entertainment, $194,635; general and administrative,
$631,201; telephone, $31,343; and occupancy and equipment rental, $68,648.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           International Fund:  advertising,
$34,146; printing and mailing           of prospectuses to
persons other than current shareholders,           $59,452;
compensation to dealers, $299,405; compensation to sales personnel, $288,736; seminars and meetings, $74,851; travel and entertainment, $50,186; general and administrative,
$162,754;           telephone, $8,082; and occupancy and
equipment rental, $17,701.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
International Fund: advertising, $1,197; printing and mailing of prospectuses to persons other than current shareholders, $3,477; compensation to dealers, $17,513; compensation to sales personnel,$16,889; seminars and meetings,
       $4,378; travel and entertainment, $2,936; general and administrative, $9,520; telephone, $473; and occupancy and equipment rental, $1,035.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           Latin America Strategy Fund:
advertising, $528; printing and           mailing of prospectuses
to persons other than current           shareholders, $10,104;
compensation to dealers, $5,681;           compensation to sales
personnel,$4,461; seminars and meetings,           $1,420; travel
and entertainment, $776; general and           administrative,
$2,475; telephone, $125; and occupancy and           equipment
rental, $275.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           Latin America Strategy Fund:
advertising, $241; printing and           mailing of prospectuses
to persons other than current           shareholders, $4,609;
compensation to dealers, $2,592;           compensation to sales
personnel,$2,035; seminars and meetings,           $648; travel
and entertainment, $354; general and administrative, $1,129; telephone, $57; and occupancy and equipment rental, $125.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
Latin America Strategy Fund:  advertising, $6; printing
and mailing of prospectuses to persons other than current
 shareholders, $110; compensation to dealers, $62; compensation
to           sales personnel,$49; seminars and meetings, $16;
travel and           entertainment, $8; general and
administrative, $27; telephone, $1












          and occupancy and equipment rental, $3.

               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
A shares of Ivy           New Century Fund:  advertising, $1,327;
printing and mailing of           prospectuses to persons other
than current shareholders, $11,049;           compensation to
dealers, $20,447; compensation to sales
personnel,$11,040; seminars and meetings, $5,111; travel and entertainment, $1,946; general and administrative, $5,839;
      telephone, $312; and occupancy and equipment rental, $691.


               During the fiscal year ended December 31, 1996,
IMDI           expended the following amounts in marketing Class
B shares of Ivy           New Century Fund:  advertising, $675;
printing and mailing of           prospectuses to persons other
than current shareholders, $5,620;           compensation to
dealers, $10,400; compensation to sales           personnel,
$5,615; seminars and meetings, $2,600; travel and entertainment, $990; general and administrative, $2,970; telephone, $159; and occupancy and equipment rental, $352.

               During the period April 30, 1996 (the date on
which Class C           shares of were first offered to the
public) to December 31, 1996,           IMDI expended the
following amounts in marketing Class C shares           of Ivy
New Century Fund:  advertising, $64; printing and mailing
 of prospectuses to persons other than current shareholders,
$530;           compensation to dealers, $980; compensation to
sales           personnel,$529; seminars and meetings, $245;
travel and           entertainment, $93; general and
administrative, $280; telephone,           $15; and occupancy and
equipment rental, $33.

                   No payments were made with respect to Ivy Asia
Pacific           Fund, Ivy Global Natural Resources Fund and Ivy
International           Small Companies Fund, which commenced
operations on January 1,           1997, or with respect to Ivy
International Fund II or Ivy Pan-          Europe Fund, which
commenced operations on May 13, 1997.

               Each Plan may be amended at any time with respect
to the           class of shares of the Fund to which the Plan
relates by vote of           the Trustees, including a majority
of the Independent Trustees,           cast in person at a
meeting called for the purpose of considering           such
amendment.  Each Plan may be terminated at any time with
respect to the class of shares of the particular Fund to which the Plan relates, without payment of any penalty, by vote
of a           majority of the Independent Trustees, or by vote
of a majority of           the outstanding voting securities of
that class.

               If the Distribution Agreement or the Distribution
Plans are           terminated (or not renewed) with respect to
any of the Ivy           Mackenzie Funds (or class of shares
thereof), each may continue           in effect with respect to
any other fund (or Class of shares           thereof) as to which
they have not been terminated (or have been           renewed).















          CUSTODIAN

               Pursuant to a Custodian Agreement with the Trust,
Brown           Brothers Harriman & Co. (the "Custodian"), a
private bank and           member of the principal securities
exchanges, located at 40 Water           Street, Boston,
Massachusetts 02109, maintains custody of the           assets of
each Fund held in the United States.  Under the
Custodian Agreement, Brown Brothers also provides certain
 financial services for Ivy International Fund, including bookkeeping, computation of daily net asset value, maintenance
of           income, expense and brokerage records, and provision
of all           information required by the Trust in order to
satisfy its           reporting and filing requirements.  Rules
adopted under the 1940           Act permit the Trust to maintain
its foreign securities (Canadian           securities, with
respect to Ivy Canada Fund and Ivy Global           Natural
Resources Fund) and cash in the custody of certain
eligible foreign banks and securities depositories (and certain eligible Canadian banks and securities depositories, with
respect           to Ivy Canada Fund and Ivy Global Natural
Resources Fund).            Pursuant to those rules, Brown
Brothers has entered into           subcustodial agreements for
the holding of each Fund's foreign           securities (and for
the holding of Ivy Canada Fund's and Ivy           Global Natural
Resources Fund's non-Canadian foreign securities).
Similarly, pursuant to those rules, Ivy Canada Fund's and Ivy
     Global Natural Resources Fund's portfolio securities and
cash,           when invested in Canadian securities, will be
held by its Sub-          custodian, The Bank of Nova Scotia.
With respect to each Fund,           except for Ivy Canada Fund
and Ivy Global Natural Resources Fund,           Brown Brothers
may receive, as partial payment for its services,           a
portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to a Fund Accounting Services Agreement,
MIMI           provides certain accounting and pricing services
for the Funds.            As compensation for those services,
each Fund pays MIMI a monthly           fee plus out-of-pocket
expenses as incurred.  The monthly fee is           based upon
the net assets of a Fund at the preceding month end at
the following rates: $1,250 when net assets are $10 million and under; $2,500 when net assets are over $10 million to $40
        million; $5,000 when net assets are over $40 million to
$75           million; and $6,500 when net assets are over $75
million.

               For the fiscal year ended June 30, 1994, for the
six-month           period ended December 31, 1994 and for the
fiscal years ended           December 31, 1995 and 1996, Ivy
Canada Fund paid MIMI $32,492,           $16,442, $32,399 and
33,091, respectively, under the agreement.            During the
fiscal years ended December 31, 1994, 1995 and 1996,
Ivy China Region Fund paid MIMI $32,137, $32,653 and $35,038, respectively, under the agreement.  For the fiscal year
ended           June 30, 1994, for the six-month period ended
December 31, 1994           and for the fiscal years ended
December 31, 1995 and 1996, Ivy           Global Fund paid MIMI
$31,448, $15,957, $32,982 and 34,802,












          respectively, under the agreement.  During the period
from July           22, 1996 (commencement of operations) to
December 31, 1996, Ivy           Global Science & Technology Fund
paid MIMI $9,171 under the           agreement.  The payments to
MIMI from Ivy International Fund           amounted to $48,788
for the nine months ended December 31, 1994.            Prior to
April 1, 1994, the Fund utilized an unrelated entity for
fund accounting and pricing services.  Such fees and expenses for the fiscal year ended December 31, 1994 totalled
$88,790.  For           the fiscal years ended December 31, 1995
and 1996, Ivy           International Fund paid MIMI $91,612 and
$173,986, respectively,           under the agreement.  During
the period from November 1, 1994           (commencement of
operations) to December 31, 1994 and during the           fiscal
years ended December 31, 1995 and 1996, Ivy Latin America
 Strategy Fund paid MIMI $2,505, $15,094 and $16,731, respectively, under the agreement. During the period from
  November 1, 1994 (commencement of operations) to December 31,
       1994 and during the fiscal years ended December 31, 1995
and           1996, Ivy New Century Fund paid MIMI $2,505,
$15,112 and $25,951,           respectively, under the agreement.


                   No payments were made by Ivy Asia Pacific
Fund, Ivy           Global Natural Resources Fund and Ivy
International Small           Companies Fund, which commenced
operations on January 1, 1997, or           Ivy International
Fund II and Ivy Pan-Europe Fund, which           commenced
operations on May 13, 1997.

          TRANSFER AGENT AND DIVIDEND PAYING AGENT

               Pursuant to a Transfer Agency and Shareholder
Service           Agreement, IMSC, a wholly owned subsidiary of
MIMI, is the           transfer agent for each Fund.  Each Fund
(except for the Class I           Funds with respect to their
Class I shares) pays a monthly fee at           an annual rate of
$20.00 for each open Class A, Class B and Class           C
account.  The Class I Funds pay $10.25 per open Class I
account.  In addition, each Fund pays a monthly fee at an annual rate of $4.48 per account that is closed plus certain
out-of-          pocket expenses.  Such fees and expenses for the
fiscal year           ended December 31, 1996 for Ivy Canada
Fund, Ivy China Region           Fund, Ivy Global Fund, Ivy
International Fund, Ivy Latin America           Strategy Fund and
Ivy New Century Fund totalled $100,986,           $105,576,
$68,182, $1,264,586, $14,143 and $25,994, respectively.
Such fees and expenses for the period from July 22, 1996 (commencement of operations) to December 31, 1996 for Ivy Global
        Science & Technology Fund totalled $2,446.  No payments
were made           by Ivy Asia Pacific Fund, Ivy Global Natural
Resources Fund and           Ivy International Small Companies
Fund, which commenced           operations on January 1, 1997, or
Ivy International Fund II or           Ivy Pan-Europe Fund, which
commenced operations on May 13, 1997.            Certain broker-
dealers that maintain shareholder accounts with a           Fund
through an omnibus account provide transfer agent and other
   shareholder-related services that would otherwise be provided
by           IMSC if the individual accounts that comprise the
omnibus account           were opened by their beneficial owners
directly.  IMSC pays such           broker-dealers a per account
fee for each open account within the












          omnibus account, or a fixed rate (e.g., .10%) fee,
based on the           average daily net asset value of the
omnibus account (or a           combination thereof).

          ADMINISTRATOR

               Pursuant to an Administrative Services Agreement,
MIMI           provides certain administrative services to each
Fund.  As           compensation for these services, each Fund
(except for the Class           I Funds with respect to their
Class I shares) pays MIMI a monthly           fee at the annual
rate of .10% of that Fund's average daily net           assets.
The Class I Funds pay MIMI a monthly fee at the annual
rate of .01% of its average daily net assets for Class I.  Such fees for the fiscal year ended December 31, 1996 for Ivy
Canada           Fund, Ivy China Region Fund, Ivy Global Fund,
Ivy International           Fund, Ivy Latin America Strategy Fund
and Ivy New Century Fund           totalled $18,654, $23,381,
$30,143, $885,033, $4,255 and $10,912,           respectively.
Such fees for the period from July 22, 1996
(commencement of operations) to December 31, 1996 for Ivy Global
        Science & Technology Fund totalled $2,096.  As of
December 31,           1996, none of Ivy Asia Pacific Fund, Ivy
Global Natural Resources           Fund, Ivy International Fund
II, Ivy International Small           Companies Fund and Ivy Pan-
Europe Fund had commenced           operations.

               Outside of providing administrative services to
the Trust,           as described above, MIMI may also act on
behalf of IMDI in paying           commissions to broker-dealers
with respect to sales of Class B           and Class C shares of
each Fund.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified
public           accountants, 200 East Las Olas Boulevard, Suite
1700, Ft.           Lauderdale, Florida 33301, has been selected
as auditors for the           Trust.  The audit services
performed by Coopers & Lybrand L.L.P.,           include audits
of the annual financial statements of each of the           funds
of the Trust.  Other services provided principally relate
 to filings with the SEC and the preparation of the Funds' tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               Ivy Canada Fund results from a reorganization of
Mackenzie           Canada Fund, a series of the Company, which
reorganization was           approved by shareholders on January
27, 1995.  Ivy Global Fund           results from a
reorganization of Mackenzie Global Fund, which
reorganization was approved by shareholders on January 27, 1995.
         The capitalization of the Trust consists of an unlimited
number           of shares of beneficial interest (no par value
per share).  When           issued, shares of each class of each
Fund are fully paid, non-          assessable, redeemable and
fully transferable.  No class of           shares of a Fund has
preemptive rights or subscription rights.













                   The Amended and Restated Declaration of Trust
permits           the Trustees to create separate series or
portfolios and to           divide any series or portfolio into
one or more classes.  The           Trustees have authorized
eighteen series, each of which           represents a fund.  The
Trustees have further authorized the           issuance of
Classes A, B and C for Ivy Asia Pacific Fund, Ivy           Bond
Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy Emerging
  Growth Fund, Ivy Global Fund, Ivy Global Natural Resources
Fund,           Ivy Global Science & Technology Fund, Ivy Growth
Fund, Ivy Growth           with Income Fund, Ivy International
Fund, Ivy International Fund           II, Ivy International Bond
Fund, Ivy Latin America Strategy Fund,           Ivy Money Market
Fund, Ivy New Century Fund and Ivy Pan-Europe           Fund, as
well as Class I shares for Ivy Bond Fund, Ivy Global
Science & Technology Fund, Ivy International Fund II, Ivy
 International Fund and Ivy International Small Companies Fund,
       and Class D for Ivy Growth with Income Fund. [FN][The
Class D           shares of Ivy Growth with Income Fund were
initially issued as           "Ivy Growth with Income Fund --
Class C" to shareholders of           Mackenzie Growth & Income
Fund, a former series of the Company,           in connection
with the reorganization between that fund and Ivy
Growth with Income Fund and not offered for sale to the public.
        On February 29, 1996, the Trustees of the Trust resolved
by           written consent to establish a new class of shares
designated as           "Class C" for all Ivy Fund portfolios and
to redesignate the           shares of beneficial interest of
"Ivy Growth with Income Fund--          Class C" as shares of
beneficial interest of "Ivy Growth with           Income Fund--
Class D," which establishment and redesignation,
respectively, became effective on April 30, 1996. The voting, dividend, liquidation and other rights, preferences, powers, restrictions, limitations, qualifications, terms and
conditions           of the Class D shares of Ivy Growth with
Income Fund, as set           forth in Ivy Fund's Declaration of
Trust, as amended from time to           time, will not be
changed by this redesignation.]

               Shareholders have the right to vote for the
election of           Trustees of the Trust and on any and all
matters on which they           may be entitled to vote by law or
by the provisions of the           Trust's By-Laws.  The Trust is
not required to hold a regular           annual meeting of
shareholders, and it does not intend to do so.            Shares
of each class of each Fund entitle their holders to one
vote per share (with proportionate voting for fractional shares).
          Shareholders of a Fund are entitled to vote alone on
matters that           only affect that Fund.  All classes of
shares of a Fund will vote           together, except with
respect to the distribution plan applicable           to that
Fund's Class A, Class B or Class C shares or when a class
 vote is required by the 1940 Act.  On matters relating to all funds of the Trust, but affecting the funds differently,
separate           votes by the shareholders of each fund are
required.  Approval of           an investment advisory agreement
and a change in fundamental           policies would be regarded
as matters requiring separate voting           by the
shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of a Fund, then the shareholders of that Fund will not be entitled
to vote           on that matter.  Matters that affect the Trust
in general, such












          as ratification of the selection of independent public
        accountants, will be voted upon collectively by the
shareholders           of all funds of the Trust.

               As used in this SAI and the Prospectus, the phrase
"majority           vote of the outstanding shares" of a Fund
means the vote of the           lesser of:  (1) 67% of the shares
of that Fund (or of the Trust)           present at a meeting if
the holders of more than 50% of the           outstanding shares
are present in person or by proxy; or (2) more           than 50%
of the outstanding shares of that Fund (or of the Trust).

               With respect to the submission to shareholder vote
of a           matter requiring separate voting by a Fund, the
matter shall have           been effectively acted upon with
respect to that Fund if a           majority of the outstanding
voting securities of that Fund votes           for the approval
of the matter, notwithstanding that:  (1) the           matter
has not been approved by a majority of the outstanding voting securities of any other fund of the Trust; or (2) the matter has not been approved by a majority of the outstanding voting securities of the Trust.

               The Amended and Restated Declaration of Trust
provides that           the holders of not less than two-thirds
of the outstanding shares           of the Trust may remove a
person serving as trustee either by           declaration in
writing or at a meeting called for such purpose.            The
Trustees are required to call a meeting for the purpose of
  considering the removal of a person serving as Trustee if
   requested in writing to do so by the holders of not less than
10%           of the outstanding shares of the Trust.
Shareholders will be           assisted in communicating with
other shareholders in connection           with the removal of a
Trustee as if Section 26(c) of the Act were           applicable.

               The Trust's shares do not have cumulative voting
rights and           accordingly the holders of more than 50% of
the outstanding           shares could elect the entire Board, in
which case the holders of           the remaining shares would
not be able to elect any Trustees.

                   To the knowledge of the Trust, as of April 30,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund s outstanding Class A shares,
except that of the outstanding           Class A shares of Ivy
Asia Pacific Fund, Mackenzie Investment           Management
Inc., 700 S. Federal Hwy., Suite 300, Boca Raton, FL
33432, owned of record 12,933.551 shares (46.79%), and Thomas J.
        Strycharz, PO Box 409, South Hampton, MA 01073, owned of
record           1,481.806 shares (5.36%);  and except that of
the outstanding           Class A shares of Ivy Canada Fund,
Merrill Lynch Pierce Fenner &           Smith, 4800 Deer Lake
Drive East, 3rd Floor, Jacksonville,           Florida 32246,
owned of record 97,114.000 shares (6.60%); and           except
that of the outstanding Class A shares of Ivy Global
Natural Resources Fund, Donaldson Lufkin Jenrette Securities
    Corporation Inc., P.O. Box 2052, Jersey City, New Jersey
07303,           owned of record 18,535.681 shares (5.18%); and
except that of the












          outstanding Class A shares of Ivy Global Science &
Technology           Fund, Donaldson Lufkin Jenrette Securities
Corporation Inc., P.O.           Box 2052, Jersey City, New
Jersey 07303, owned of record           148,724.187 shares
(22.18%); and except that of the outstanding           Class A
shares of Ivy International Fund, Charles Schwab & Co.,
Inc., 101 Montgomery Street, San Francisco, California 94104,
     owned of record 4,309,455.189 shares (11.37%), and Merrill
Lynch           Pierce Fenner & Smith, 4800 Deer Lake Drive East,
3rd Floor,           Jacksonville, Florida 32246, owned of record
1,966,186.000 shares           (5.19%); and except that of the
outstanding Class A shares of Ivy           International Small
Companies Fund, Donaldson Lufkin Jenrette           Securities
Corporation Inc., P.O. Box 2052, Jersey City, New
Jersey 07303, owned of record 26,599.450 shares (25.76%), and
     Makenzie Investment Management Inc., 700 S. Federal Hwy.,
Suite           300, Boca Raton, FL 33432, owned of record
10,001.000 shares           (9.68%);  and except that of the
outstanding Class A shares of           Ivy Latin America
Strategy Fund, Donaldson Lufkin Jenrette           Securities
Corporation Inc., P.O. Box 2052, Jersey City, New
Jersey 07303, owned of record 87,948.203 shares (15.88%), and
     Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive
East,           3rd Floor, Jacksonville, Florida 32246, owned of
record           56,641.000 shares (10.23%); and except that of
the outstanding           Class A shares of Ivy New Century Fund,
Charles Schwab & Co.,           Inc., 101 Montgomery Street, San
Francisco, California 94104,           owned of record 83,553.496
shares (5.58%).

               To the knowledge of the Trust, as of April 30,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund s outstanding Class B shares,
except that of the outstanding           Class B shares of the
Ivy Asia Pacific Fund, Merrill Lynch Pierce           Fenner &
Smith, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville, Florida 32246, owned of record 7,185.000 shares
     (45.95%), Edward M. and Gayla M. Kern TTEES, 2290 Montagne
Drive,           Florissant, MO 63033, owned of record 3,803.298
shares (24.32%),           and Roger T. Retan, 5769 Cheese
Factory Road, Manlius, NY 13104,           owned of record
1,017.294 shares (6.51%); and except that of the
outstanding Class B shares of Ivy Canada Fund, Merrill Lynch
    Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd Floor,
        Jacksonville, Florida 32246, owned of record 36,694.000
shares           (15.02%), and JW Charles Clearing Corp, FBO
Joseph Zerger IRA,           1550 E. Oakland Park Blvd., Fort
Lauderdale, FL 33334, owned of           record 14,588.638 shares
(5.97%); and that of the outstanding           Class B shares of
the Ivy China Region Fund, Merrill Lynch Pierce           Fenner
& Smith, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville, Florida 32246, owned of record 85,660.000 shares
      (9.58%); and that of the outstanding Class B shares of the
Ivy           Global Fund, Merrill Lynch Pierce Fenner & Smith,
4800 Deer Lake           Drive East, 3rd Floor, Jacksonville,
Florida 32246, owned of           record 62,837.000 shares
(7.54%); and that of the outstanding           Class B shares of
the Ivy Global Natural Resources Fund, Merrill           Lynch
Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd
Floor, Jacksonville, Florida 32246, owned of record 87,841.000 shares (50.86%); and except that of the outstanding Class B shares of the Ivy International Fund, Merrill Lynch
Pierce Fenner












          & Smith, 4800 Deer Lake Drive East, 3rd Floor,
Jacksonville,           Florida 32246, owned of record
6,380,884.459 shares (45.88%); and           except that of the
outstanding Class B shares of the Ivy           International
Small Companies Fund, Merrill Lynch Pierce Fenner &
Smith, 4800 Deer Lake Drive East, 3rd Floor, Jacksonville,
  Florida 32246, owned of record 12,590.000 shares (22.60%), and
        Painewebber FBO Mary Broderick c/o Donald Broderick POA,
159           North Beacon Street, Hartford, CT 06105, owned of
record           2,920.192 shares (5.24%); and except that of the
outstanding           Class B shares of Ivy Latin America
Strategy Fund, Merrill Lynch           Pierce Fenner & Smith,
4800 Deer Lake Drive East, 3rd Floor,           Jacksonville,
Florida 32246, owned of record 116,947.000 shares
(32.92%), and Donaldson Lufkin Jenrette Securities Corporation
      Inc., P.O. Box 2052, Jersey City, New Jersey 07303, owned
of           record 24,270.747 shares (6.83%); and except that of
the           outstanding Class B shares of Ivy New Century Fund,
Merrill Lynch           Pierce Fenner & Smith, 4800 Deer Lake
Drive East, 3rd Floor,           Jacksonville, Florida 32246,
owned of record 291,140.000 shares           (28.41%).

               To the knowledge of the Trust, as of April 30,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund s outstanding Class C shares,
except that of the outstanding           Class C shares of the
Ivy Asia Pacific Fund, The Ohio Company FBO           Mansbach G,
155 East Broad Street, Columbus, KY 41105, owned of
record 24,390.244 shares (91.60%); and except that of the
 outstanding Class C shares of Ivy Canada Fund, Francisco Rodriguez Carrreras & Louis Rodriguez Aguilar JT TEN c/o Zarlene
         Imports, 1550 Oakland Park Blvd., Fort Lauderdale, FL
33334-4425,           owned of record 18,435.870 shares (33.72%),
Francisco Rodriguez           Carrreras & Fuensanta Rosario
Rodriguez Aguilar JT TEN c/o           Zarlene Imports, 1550
Oakland Park Blvd., Fort Lauderdale, FL           33334-4425,
owned of record 12,295.850 shares (22.49%), Merrill
Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive East, 3rd
   Floor, Jacksonville, Florida 32246, owned of record 11,569.000 shares (21.16%), JW Charles Clearing Corp, FBO Giancarlo
Dimizio           IRA, 4900 N. Ocean Blvd. #1107, Fort
Lauderdale, FL 33308, owned           of record 3,737.544 shares
(6.84%), and Alma R. Buncsak TTEE,           N6975 Rocklake Road
#8, Lake Mills, WI 53551, owned of record           2,818.030
shares (5.15%); and that of the outstanding Class C
shares of the Ivy China Region Fund, The Ohio Company FBO Gerald
        Mansbach c/o Mansbach Metal, 155 E. Broad Street,
Columbus, OH           43215, owned of record 26,790.606 shares
(31.01%),  Merrill Lynch           Pierce Fenner & Smith, 4800
Deer Lake Drive East, 3rd Floor,           Jacksonville, Florida
32246, owned of record 17,254.000 shares           (19.97%), and
Max Mendel & Robert Benson, JT TEN, 40 Summer           Street,
Salem, MA 01970, owned of record 4,557.918 shares
(5.28%);  and that of the outstanding Class C shares of the Ivy
       Global Fund, The Ohio Company FBO Gerald Mansbach c/o
Mansbach           Metal, 155 E. Broad Street, Columbus, OH
43215, owned of record           19,409.938 shares (32.37%),
Merrill Lynch Pierce Fenner & Smith,           4800 Deer Lake
Drive East, 3rd Floor, Jacksonville, Florida           32246,
owned of record 10,111.000 shares (16.86%), Painewebber
FBO Regina J. Nolan, 1021 St. Gregory Street, Cincinnati, OH












          45202, owned of record 4,629.630 shares (7.72%), and
Linda Powers           Kunze TOD John Kunze, 10214 Old Orchard,
Brecksville, OH 44141,           owned of record 3,742.515 shares
(6.24%); and that of the           outstanding Class C shares of
the Ivy Global Natural Resources           Fund,  Painewebber FBO
Painewebber CUST for John L. Hammons, PO           Box 3321,
Weehawken, NJ 07087-8154, owned of record 1,014.370
shares (16.75%), Anthony L. and Marie E. Bassano JT TEN, 8934
     Bari Court, Port Richey, FL 34668, owned of record 922.509
shares           (15.24%), Merrill Lynch Pierce Fenner & Smith,
4800 Deer Lake           Drive East, 3rd Floor, Jacksonville,
Florida 32246, owned of           record 785.000 shares
(12.96%),The Ohio Company FBO H.M. Miller,           155 East
Broad Street, Columbus, OH 45459, owned of record
516.796 shares (8.54%), The Ohio Company FBO R.H. Welsh, 155 East Broad Street, Columbus, OH 45459, owned of record
463.822           shares (7.66%), The Ohio Company FBO W.H.
Willis, 155 East Broad           Street, Columbus, OH 45459,
owned of record 463.822 shares           (7.66%), Robert W. and
Isabel M. Harvey TTEES, 102 Indigo Cove           Place, Melborne
Beach, FL 32951, owned of record 423.729 shares
(7.00%), Raymond James & Associates, Inc. CUST for Diversified
      Dental P/S, 10641 1st Street E, Suite 204, Treasure Island,
FL           33706, owned of record 380.068 shares (6.28%), and
William D.           Waddell & William V. Waddell JT TEN, 1817
Kalmia Road, Bel Air,           MD 21014, owned of record 367.647
shares (6.07%);  and except           that of the outstanding
Class C shares of the Ivy International           Fund, Merrill
Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive           East,
3rd Floor, Jacksonville, Florida 32246, owned of record 2,652,411.000 shares (65.91%); and except that of the outstanding
         Class C shares of the Ivy International Small Companies
Fund,           Merrill Lynch Pierce Fenner & Smith, 4800 Deer
Lake Drive East,           3rd Floor, Jacksonville, Florida
32246, owned of record           90,742.000 shares (67.13%), and
The Ohio Company FBO Gerald           Mansbach c/o Mansbach
Metal, 155 East Broad Street, Columbus, OH           45459, owned
of record 24,727.992 shares (18.29%); and except           that
of the outstanding Class C shares of Ivy Latin America
Strategy Fund, Merrill Lynch Pierce Fenner & Smith, 4800 Deer
     Lake Drive East, 3rd Floor, Jacksonville, Florida 32246,
owned of           record 28,334.000 shares (70.24%), and
Donaldson Lufkin Jenrette           Securities Corporation Inc.,
P.O. Box 2052, Jersey City, New           Jersey 07303, owned of
record 2,956.167 shares (7.33%); and           except that of the
outstanding Class C shares of Ivy New Century           Fund,
Merrill Lynch Pierce Fenner & Smith, 4800 Deer Lake Drive
 East, 3rd Floor, Jacksonville, Florida 32246, owned of record
      86,928.000 shares (27.78%).

               To the knowledge of the Trust, as of April 30,
1997, no           shareholder owned beneficially or of record 5%
or more of any           Fund s outstanding Class I shares,
except that of the outstanding           Class I shares of Ivy
International Fund, The John E. Fetzer           Institute Inc.,
9292 W. KL Avenue, Kalamazoo, MI 49009, owned of           record
446,603.062 shares (24.24%), Vernat Company, P.O. Box 669,
  Rutland, Vermont 05702, owned of record 207,188.762 shares
    (11.24%),  David & Co., PO Box 188, Murfreesboro, TN
37133-0188,           owned of record 171,961.134 shares (9.33%),
S. Mark Taper           Foundation, 12011 San Vicente Blvd.,
Suite 400, Los Angeles, CA












          90049, owned of record 153,271.003 shares (8.32%), and
Wendel &           Co., c/o Bank of New York, PO Box 1066 Wall
Street Station, New           York, NY 10268, owned of record
135,771.781 shares (7.37%).


               Under Massachusetts law, the Trust's shareholders
could,           under certain circumstances, be held personally
liable for the           obligations of the Trust.  However, the
Amended and Restated           Declaration of Trust disclaims
liability of the shareholders,           Trustees or officers of
the Trust for acts or obligations of the           Trust, which
are binding only on the assets and property of the
Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the
Trust           or its Trustees.  The Amended and Restated
Declaration of Trust           provides for indemnification out
of Fund property for all loss           and expense of any
shareholder of a Fund held personally liable           for the
obligations of that Fund.  The risk of a shareholder of
the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust
itself           would be unable to meet its obligations and,
thus, should be           considered remote.  No series of the
Trust is liable for the           obligations of any other series
of the Trust.  However, because           the Prospectus pertains
to more than one Fund, it is possible           that one of the
Funds to which the Prospectus pertains might           become
liable for any misstatement, inaccuracy, or incomplete disclosure in the Prospectus concerning any other Fund to which the Prospectus pertains.

                                   NET ASSET VALUE

               The share price, or value, for the separate
Classes of           shares of a Fund is called the net asset
value per share.  The           net asset value per share of a
Fund is computed by dividing the           value of the assets of
that Fund, less its liabilities, by the           number of
shares of the particular Fund outstanding.  For
purposes of determining the aggregate net assets of a Fund, cash and receivables will be valued at their realizable
amounts.  A           security listed or traded on a recognized
stock exchange or           NASDAQ is valued at its last sale
price on the principal exchange           on which the security
is traded.  The value of a foreign security           is
determined in its national currency as of the normal close of trading on the foreign exchange on which it is traded or as
of           the close of regular trading on the Exchange, if
that is earlier,           and that value is then converted into
its U.S. dollar equivalent           at the foreign exchange rate
in effect at noon, eastern time, on           the day the value
of the foreign security is determined.  If no           sale is
reported at that time, the average between the current
bid and asked price is used.  All other securities for which OTC market quotations are readily available are valued at the
average           between the current bid and asked price.
Interest will be           recorded as accrued.  Securities and
other assets for which           market prices are not readily
available are valued at fair value           as determined by IMI
and approved in good faith by the Board.            Money market
instruments of the Fund are valued at amortized












          cost, which approximates money market value.

               A Fund's liabilities are allocated between its
Classes.  The           total of such liabilities allocated to a
Class plus that Class's           distribution fee and any other
expenses specially allocated to           that Class are then
deducted from the Class's proportionate           interest in
that Fund's assets, and the resulting amount for each Class is divided by the number of shares of that Class outstanding to produce the net asset value per share.

               Portfolio securities are valued and net asset
value per           share is determined as of the close of
regular trading on the           Exchange (normally 4:00 p.m.,
eastern time), every Monday through           Friday (exclusive
of national business holidays).  The Trust's           offices
will be closed, and net asset value will not be
calculated, on the following national business holidays:  New
     Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas
Day.            On those days when either or both of the Funds'
Custodian or the           Exchange close early as a result of
such day being a partial           holiday or otherwise, the
Trust reserves the right to advance the           time on that
day by which purchase and redemption requests must           be
received.

               When a Fund writes an option, an amount equal to
the premium           received by that Fund is included in that
Fund's Statement of           Assets and Liabilities as an asset
and as an equivalent           liability.  The amount of the
liability will be subsequently           marked-to-market daily
to reflect the current market value of the           option
written.  The current market value of a written option is
 the last sale on the principal exchange on which such option is traded or, in the absence of a sale, the last offering price.

               The premium paid by a Fund for the purchase of a
call or a           put option will be deducted from its assets
and an equal amount           will be included in the asset
section of that Fund's Statement of           Assets and
Liabilities as an investment and subsequently adjusted
to the current market value of the option.  For example, if the current market value of the option exceeds the premium
paid, the           excess would be unrealized appreciation and,
conversely, if the           premium exceeds the current market
value, such excess would be           unrealized depreciation.
The current market value of a purchased           option will be
the last sale price on the principal exchange on           which
the option is traded or, in the absence of a sale, the last
   bid price.  If a Fund exercises a call option which it has purchased, the cost of the security which that Fund
purchased           upon exercise will be increased by the
premium originally paid.

               The sale of shares of a Fund will be suspended
during any           period when the determination of its net
asset value is suspended           pursuant to rules or orders of
the SEC and may be suspended by           the Board whenever in
its judgment it is in the best interest of           the
particular Fund to do so.













                                  PORTFOLIO TURNOVER

               Each Fund purchases securities that are believed
by IMI to           have above average potential for capital
appreciation.  Common           stocks are disposed of in
situations where it is believed that           potential for such
appreciation has lessened or that other common           stocks
have a greater potential.  Therefore, a Fund may purchase
 and sell securities without regard to the length of time the security is to be, or has been, held.  A change in
securities           held by a Fund is known as "portfolio
turnover" and may involve           the payment by that Fund of
dealer markup or underwriting           commission and other
transaction costs on the sale of securities,           as well as
on the reinvestment of the proceeds in other
securities.  A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio
securities           for the most recently completed fiscal year
by the monthly           average of the value of the portfolio
securities owned by the           Fund during that year.  For
purposes of determining a Fund's           portfolio turnover
rate, all securities whose maturities at the           time of
acquisition were one year or less are excluded. The annual portfolio turnover rates for the Funds are provided in the
         Prospectus under "The Funds' Financial Highlights."

                                     REDEMPTIONS

               Shares of each Fund are redeemed at their net
asset value           next determined after a proper redemption
request has been           received by IMSC, less any applicable
CDSC.

               Unless a shareholder requests that the proceeds of
any           redemption be wired to his or her bank account,
payment for           shares tendered for redemption is made by
check within seven days           after tender in proper form,
except that the Trust reserves the           right to suspend the
right of redemption or to postpone the date           of payment
upon redemption beyond seven days, (i) for any period
during which the Exchange is closed (other than customary weekend and holiday closings) or during which trading on the
Exchange is           restricted, (ii) for any period during
which an emergency exists           as determined by the SEC as a
result of which disposal of           securities owned by a Fund
is not reasonably practicable or it is           not reasonably
practicable for the Fund to fairly determine the           value
of its net assets, or (iii) for such other periods as the
 SEC may by order permit for the protection of shareholders of a Fund.

               Under unusual circumstances, when the Board deems
it in the           best interest of a Fund's shareholders, the
Fund may make payment           for shares repurchased or
redeemed in whole or in part in           securities of that Fund
taken at current values.  If any such           redemption in
kind is to be made, each Fund intends to make an
election pursuant to Rule 18f-1 under the 1940 Act.  This will require the particular Fund to redeem with cash at a shareholder's election in any case where the redemption
involves           less than $250,000 (or 1% of that Fund's net
asset value at the












          beginning of each 90-day period during which such
redemptions are           in effect, if that amount is less than
$250,000).  Should payment           be made in securities, the
redeeming shareholder may incur           brokerage costs in
converting such securities to cash.

               The Trust may redeem those accounts of
shareholders who have           maintained an investment,
including sales charges paid, of less           than $1,000 in a
Fund for a period of more than 12 months.  All           accounts
below that minimum will be redeemed simultaneously when
MIMI deems it advisable.  The $1,000 balance will be determined by actual dollar amounts invested by the shareholder,
unaffected           by market fluctuations.  The Trust will
notify any such           shareholder by certified mail of its
intention to redeem such           account, and the shareholder
shall have 60 days from the date of           such letter to
invest such additional sums as shall raise the           value of
such account above that minimum.  Should the shareholder
fail to forward such sum within 60 days of the date of the
  Trust's letter of notification, the Trust will redeem the
shares           held in such account and transmit the redemption
in value thereof           to the shareholder.  However, those
shareholders who are           investing pursuant to the
Automatic Investment Method will not be           redeemed
automatically unless they have ceased making payments
pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six-months'
notice           by the Trust before such redemption.
Shareholders in a qualified           retirement, pension or
profit sharing plan who wish to avoid tax           consequences
must "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for
telephonic           redemption privilege, shares can be redeemed
and proceeds sent by           Federal wire to a single
previously designated bank account.            Delivery of the
proceeds of a wire redemption request of $250,000           or
more may be delayed by a Fund for up to seven days if deemed appropriate under then-current market conditions.  The Trust reserves the right to change this minimum or to terminate
the           telephonic redemption privilege without prior
notice.  The Trust           cannot be responsible for the
efficiency of the Federal wire           system of the
shareholder's dealer of record or bank. The shareholder is responsible for any charges by the shareholder's bank.

               Each Fund employs reasonable procedures that
require           personal identification prior to acting on
redemption or exchange           instructions communicated by
telephone to confirm that such           instructions are
genuine.  In the absence of such instructions, a           Fund
may be liable for any losses due to unauthorized or fraudulent telephone instructions.

                             CONVERSION OF CLASS B SHARES

               As described in the Prospectus, Class B shares of
each Fund           will automatically convert to Class A shares
of the respective












          Fund, based on the relative net asset values per share
of the two           classes, no later than the month following
the eighth anniversary           of the initial issuance of such
Class B shares of the particular           Fund occurs.  For the
purpose of calculating the holding period           required for
conversion of Class B shares, the date of initial
issuance shall mean:  (1) the date on which such Class B shares were issued, or (2) for Class B shares obtained through an exchange, or a series of exchanges, (subject to the
exchange           privileges for Class B shares) the date on
which the original           Class B shares were issued.  For
purposes of conversion of           Class B shares, Class B
shares purchased through the reinvestment           of dividends
and capital gain distributions paid in respect of           Class
B shares will be held in a separate sub-account.  Each time
   any Class B shares in the shareholder's regular account (other than those shares in the sub-account) convert to Class A
shares,           a pro rata portion of the Class B shares in the
sub-account will           also convert to Class A shares.  The
portion will be determined           by the ratio that the
shareholder's Class B shares converting to           Class A
shares bears to the shareholder's total Class B shares not acquired through the reinvestment of dividends and capital gain distributions.

                                       TAXATION

               The following is a general discussion of certain
tax rules           thought to be applicable with respect to the
Funds.  It is merely           a summary and is not an exhaustive
discussion of all possible           situations or of all
potentially applicable taxes. Accordingly, shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Funds.

               Each Fund intends to be taxed as a regulated
investment           company under Subchapter M of the Code.
Accordingly, each Fund           must, among other things, (a)
derive in each taxable year at           least 90% of its gross
income from dividends, interest, payments           with respect
to certain securities loans, and gains from the sale           or
other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of
investing           in such stock, securities or currencies; (b)
derive in each           taxable year less than 30% of its gross
income from the sale or           other disposition of certain
assets held less than three months,           namely:  (i) stock
or securities; (ii) options, futures, or           forward
contracts (other than those on foreign currencies); or
(iii) foreign currencies (or options, futures, or forward contracts on foreign currencies) that are not directly related
to           the particular Fund's principal business of
investing in stock or           securities (or options and
futures with respect to stock or           securities) (the "30%
Limitation"); and (c) diversify its           holdings so that,
at the end of each fiscal quarter, (i) at least           50% of
the market value of the particular Fund's assets is
represented by cash, U.S. Government securities, the securities of other regulated investment companies and other
securities,           with such other securities limited, in
respect of any one issuer,












          to an amount not greater than 5% of the value of the
particular           Fund's total assets and 10% of the
outstanding voting securities           of such issuer, and (ii)
not more than 25% of the value of its           total assets is
invested in the securities of any one issuer           (other
than U.S. Government securities and the securities of other regulated investment companies).

               As a regulated investment company, each Fund
generally will           not be subject to U.S. Federal income
tax on its income and gains           that it distributes to
shareholders, if at least 90% of its           investment company
taxable income (which includes, among other           items,
dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. Each Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in
accordance with           a calendar year distribution
requirement are subject to a           nondeductible 4% excise
tax at the Fund level.  To avoid the tax,           each Fund
must distribute during each calendar year, (1) at least
98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98%
of its           capital gains in excess of its capital losses
(adjusted for           certain ordinary losses) for a one-year
period generally ending           on October 31 of the calendar
year, and (3) all ordinary income           and capital gains for
previous years that were not distributed           during such
years.  To avoid application of the excise tax, each
Fund intends to make distributions in accordance with the
 calendar year distribution requirements.  A distribution will be treated as paid on December 31 of the current calendar
year if it           is declared by the particular Fund in
October, November or           December of the year with a record
date in such a month and paid           by that Fund during
January of the following year.  Such           distributions will
be taxable to shareholders in the calendar           year the
distributions are declared, rather than the calendar year in which the distributions are received.

          OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS

               The taxation of equity options and OTC options on
debt           securities is governed by Code section 1234.
Pursuant to Code           section 1234, the premium received by
a Fund for selling a put or           call option is not included
in income at the time of receipt.  If           the option
expires, the premium is short-term capital gain to the
Fund.  If the Fund enters into a closing transaction, the
 difference between the amount paid to close out its position and the premium received is short-term capital gain or loss.
If a           call option written by a Fund is exercised,
thereby requiring the           Fund to sell the underlying
security, the premium will increase           the amount realized
upon the sale of such security and any           resulting gain
or loss will be a capital gain or loss, and will           be
long-term or short-term depending upon the holding period of the security.  With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting
gain or           loss will be a capital gain or loss, and will
be long-term or












          short-term, depending upon the holding period of the
option.  If           the option expires, the resulting loss is a
capital loss and is           long-term or short-term, depending
upon the holding period of the           option.  If the option
is exercised, the cost of the option, in           the case of a
call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

               Some of the options, futures and foreign currency
forward           contracts in which a Fund may invest may be
"section 1256           contracts."  Gains (or losses) on these
contracts generally are           considered to be 60% long-term
and 40% short-term capital gains           or losses; however, as
described below, foreign currency gains or           losses
arising from certain section 1256 contracts are ordinary
in character.  Also, section 1256 contracts held by a Fund at the end of each taxable year (and on certain other dates
prescribed           in the Code) are "marked-to-market" with the
result that           unrealized gains or losses are treated as
though they were           realized.

               The transactions in options, futures and forward
contracts           undertaken by a Fund may result in
"straddles" for Federal income           tax purposes.  The
straddle rules may affect the character of           gains or
losses realized by a Fund.  In addition, losses realized
by a Fund on positions that are part of a straddle may be
 deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable
year in           which such losses are realized.  Because only a
few regulations           implementing the straddle rules have
been promulgated, the           consequences of such transactions
to a Fund are not entirely           clear.  The straddle rules
may increase the amount of short-term           capital gain
realized by a Fund, which is taxed as ordinary           income
when distributed to shareholders.

               A Fund may make one or more of the elections
available under           the Code which are applicable to
straddles.  If a Fund makes any           of the elections, the
amount, character and timing of the           recognition of
gains or losses from the affected straddle           positions
will be determined under rules that vary according to
the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of
gains or           losses from the affected straddle positions.

               Because application of the straddle rules may
affect the           character of gains or losses, defer losses
and/or accelerate the           recognition of gains or losses
from the affected straddle           positions, the amount which
must be distributed to shareholders           as ordinary income
or long-term capital gain may be increased or           decreased
substantially as compared to a fund that did not engage in such transactions.

               The 30% Limitation and the diversification
requirements           applicable to a Fund's assets may limit
the extent to which a           Fund will be able to engage in
transactions in options, futures












          and forward contracts.

          CURRENCY FLUCTUATIONS -- "SECTION 988" GAINS OR LOSSES


               Gains or losses attributable to fluctuations in
exchange           rates which occur between the time a Fund
accrues receivables or           liabilities denominated in a
foreign currency and the time the           Fund actually
collects such receivables or pays such liabilities
generally are treated as ordinary income or ordinary loss.
   Similarly, on disposition of some investments, including debt securities denominated in a foreign currency and certain
options,           futures and forward contracts, gains or losses
attributable to           fluctuations in the value of the
foreign currency between the           date of acquisition of the
security or contract and the date of           disposition also
are treated as ordinary gain or loss.  These           gains and
losses, referred to under the Code as "section 988"
gains or losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed
to           its shareholders as ordinary income.

          INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANIES

               A Fund may invest in shares of foreign
corporations which           may be classified under the Code as
passive foreign investment           companies ("PFICs").  In
general, a foreign corporation is           classified as a PFIC
if at least one-half of its assets           constitute
investment-type assets, or 75% or more of its gross
income is investment-type income.  If a Fund receives a so-called
         "excess distribution" with respect to PFIC stock, the
Fund itself           may be subject to a tax on a portion of the
excess distribution,           whether or not the corresponding
income is distributed by the           Fund to shareholders.  In
general, under the PFIC rules, an           excess distribution
is treated as having been realized ratably           over the
period during which a Fund held the PFIC shares.  A Fund
itself will be subject to tax on the portion, if any, of an
   excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax,
as if the           tax had been payable in such prior taxable
years.  Certain           distributions from a PFIC as well as
gain from the sale of PFIC           shares are treated as excess
distributions.  Excess distributions           are characterized
as ordinary income even though, absent           application of
the PFIC rules, certain excess distributions might           have
been classified as capital gain.

               A Fund may be eligible to elect alternative tax
treatment           with respect to PFIC shares.  Under an
election that currently is           available in some
circumstances, a Fund generally would be           required to
include in its gross income its share of the earnings
of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year.  If this
election           were made, the special rules, discussed above,
relating to the           taxation of excess distributions, would
not apply.  In addition,           other elections may become
available that would affect the tax           treatment of PFIC
shares held by a Fund.












          DEBT SECURITIES ACQUIRED AT A DISCOUNT

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund may be treated as debt
securities that are           issued originally at a discount.
Generally, the amount of the           original issue discount
("OID") is treated as interest income and           is included
in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               If a Fund invests in certain high yield original
issue           discount obligations issued by corporations, a
portion of the           original issue discount accruing on the
obligation may be           eligible for the deduction for
dividends received by           corporations.  In such event,
dividends of investment company           taxable income received
from the Fund by its corporate           shareholders, to the
extent attributable to such portion of           accrued original
issue discount, may be eligible for this           deduction for
dividends received by corporations if so designated           by
the Fund in a written notice to shareholders.

               Some of the debt securities (with a fixed maturity
date of           more than one year from the date of issuance)
that may be           acquired by a Fund in the secondary market
may be treated as           having market discount.  Generally,
gain recognized on the           disposition of, and any partial
payment of principal on, a debt           security having market
discount is treated as ordinary income to           the extent
the gain, or principal payment, does not exceed the
"accrued market discount" on such debt security.  In addition, the deduction of any interest expenses attributable to debt securities having market discount may be deferred.
Market           discount generally accrues in equal daily
installments.  A Fund           may make one or more of the
elections applicable to debt           securities having market
discount, which could affect the           character and timing
of recognition of income.

               Some debt securities (with a fixed maturity date
of one year           or less from the date of issuance) that may
be acquired by a Fund           may be treated as having
acquisition discount, or OID in the case           of certain
types of debt securities.  Generally, a Fund will be
required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of
that           amount is not received until a later time, usually
when the debt           security matures.  A Fund may make one or
more of the elections           applicable to debt securities
having acquisition discount, or           OID, which could affect
the character and timing of recognition           of income.

               A Fund generally will be required to distribute
dividends to           shareholders representing discount on debt
securities that is           currently includible in income, even
though cash representing           such income may not have been
received by a Fund.  Cash to pay           such dividends may be
obtained from sales proceeds of securities












          held by a Fund.

          DISTRIBUTIONS

               Distributions of investment company taxable income
are           taxable to a U.S. shareholder as ordinary income,
whether paid in           cash or shares.  Dividends paid by a
Fund to a corporate           shareholder, to the extent such
dividends are attributable to           dividends received from
U.S. corporations by the Fund, may           qualify for the
dividends received deduction. However, the           revised
alternative minimum tax applicable to corporations may
reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are
taxable as           long-term capital gains, whether paid in
cash or in shares,           regardless of how long the
shareholder has held a Fund's shares           and are not
eligible for the dividends received deduction.
Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received
equal to the           net asset value of a share of a Fund on
the distribution date.  A           distribution of an amount in
excess of a Fund's current and           accumulated earnings and
profits will be treated by a shareholder           as a return of
capital which is applied against and reduces the
shareholder's basis in his or her shares.  To the extent that the amount of any such distribution exceeds the
shareholder's basis           in his or her shares, the excess
will be treated by the           shareholder as gain from a sale
or exchange of the shares.            Shareholders will be
notified annually as to the U.S. Federal tax           status of
distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below
a           shareholder's cost as a result of a distribution by a
Fund, such           distribution generally will be taxable even
though it represents           a return of invested capital.
Shareholders should be careful to           consider the tax
implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.  Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

          DISPOSITION OF SHARES

               Upon a redemption, sale or exchange of his or her
shares, a           shareholder will realize a taxable gain or
loss depending upon           his or her basis in the shares.
Such gain or loss will be           treated as capital gain or
loss if the shares are capital assets           in the
shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares.  Any loss realized on a redemption sale or
exchange           will be disallowed to the extent the shares
disposed of are           replaced (including through
reinvestment of dividends) within a












          period of 61 days beginning 30 days before and ending
30 days           after the shares are disposed of.  In such a
case, the basis of           the shares acquired will be adjusted
to reflect the disallowed           loss.  Any loss realized by a
shareholder on the sale of Fund           shares held by the
shareholder for six-months or less will be           treated for
tax purposes as a long-term capital loss to the           extent
of any distributions of capital gain dividends received or
  treated as having been received by the shareholder with respect to such shares.

               In some cases, shareholders will not be permitted
to take           all or portion of their sales loads into
account for purposes of           determining the amount of gain
or loss realized on the           disposition of their shares.
This prohibition generally applies           where (1) the
shareholder incurs a sales load in acquiring the           shares
of a Fund, (2) the shares are disposed of before the 91st
 day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in a Fund or another regulated investment company and the otherwise
applicable sales           charge is reduced under a
"reinvestment right" received upon the           initial purchase
of Fund shares.  The term "reinvestment right"           means
any right to acquire shares of one or more regulated
investment companies without the payment of a sales load or with the payment of a reduced sales charge.  Sales charges
affected by           this rule are treated as if they were
incurred with respect to           the shares acquired under the
reinvestment right.  This provision           may be applied to
successive acquisitions of fund shares.

          FOREIGN WITHHOLDING TAXES

               Income received by a Fund from sources within a
foreign           country may be subject to withholding and other
taxes imposed by           that country.

               If more than 50% of the value of a Fund's total
assets at           the close of its taxable year consists of
securities of foreign           corporations, the Fund will be
eligible and may elect to "pass-          through" to that Fund's
shareholders the amount of foreign income           and similar
taxes paid by that Fund.  Pursuant to this election,           a
shareholder will be required to include in gross income (in
   addition to taxable dividends actually received) his or her
pro           rata share of the foreign income and similar taxes
paid by a           Fund, and will be entitled either to deduct
his or her pro rata           share of foreign income and similar
taxes in computing his or her           taxable income or to use
it as a foreign tax credit against his           or her U.S.
Federal income taxes, subject to limitations.  No
deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Foreign taxes generally may
not be           deducted by a shareholder that is an individual
in computing the           alternative minimum tax.  Each
shareholder will be notified           within 60 days after the
close of a Fund's taxable year whether           the foreign
taxes paid by the Fund will "pass-through" for that year and, if so, such notification will designate (1) the shareholder's portion of the foreign taxes paid to each such country and (2) the portion of the dividend which
represents           income derived from sources within each such
country.

               Generally, a credit for foreign taxes is subject
to the           limitation that it may not exceed the
shareholder's U.S. tax           attributable to his or her total
foreign source taxable income.            For this purpose, if a
Fund makes the election described in the           preceding
paragraph, the source of that Fund's income flows
through to its shareholders.  With respect to a Fund, gains from the sale of securities generally will be treated as
derived from           U.S. sources and section 988 gains will be
treated as ordinary           income derived from U.S. sources.
The limitation on the foreign           tax credit is applied
separately to foreign source passive           income, including
foreign source passive income received from a           Fund.  In
addition, the foreign tax credit may offset only 90% of the revised alternative minimum tax imposed on corporations and individuals.

               The foregoing is only a general description of the
foreign           tax credit under current law.  Because
application of the credit           depends on the particular
circumstances of each shareholder,           shareholders are
advised to consult their own tax advisers.

          BACKUP WITHHOLDING

               Each Fund will be required to report to the
Internal Revenue           Service ("IRS") all taxable
distributions as well as gross           proceeds from the
redemption of the particular Fund's shares,           except in
the case of certain exempt shareholders.  All such
distributions and proceeds will be subject to withholding of
    Federal income tax at a rate of 31% ("backup withholding") in
the           case of non-exempt shareholders if (1) the
shareholder fails to           furnish a Fund with and to certify
the shareholder's correct           taxpayer identification
number or social security number, (2) the           IRS notifies
the shareholder or the particular Fund that the
shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to
that           effect, or (3) when required to do so, the
shareholder fails to           certify that he or she is not
subject to backup withholding.  If           the withholding
provisions are applicable, any such distributions           or
proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

               Distributions may also be subject to additional
state, local           and foreign taxes depending on each
shareholder's particular           situation.  Non-U.S.
shareholders may be subject to U.S. tax           rules that
differ significantly from those summarized above.            This
discussion does not purport to deal with all of the tax consequences applicable to a Fund or shareholders. Shareholders are advised to consult their own tax advisers with
respect to the           particular tax consequences to them of
an investment in a Fund.

                               PERFORMANCE INFORMATION













               Comparisons of a Fund's performance may be made
with respect           to various unmanaged indices (including
the TSE 300, S&P 100, S&P           500, Dow Jones Industrial
Average and Major Market Index) which           assume
reinvestment of dividends, but do not reflect deductions
for administrative and management costs.  A Fund also may be compared to Lipper's Analytical Reports, reports produced by
a           widely used independent research firm that ranks
mutual funds by           overall performance, investment
objectives and assets, or to           Wiesenberger Reports.
Lipper Analytical Services does not           include sales
charges in computing performance.  Further           information
on comparisons is contained in the Prospectus.
Performance rankings will be based on historical information and are not intended to indicate future performance.

               In addition, the Trust may, from time to time,
include the           average annual total return and the
cumulative total return of           shares of a Fund in
advertisements, promotional literature or           reports to
shareholders or prospective investors.

               AVERAGE ANNUAL TOTAL RETURN.  Quotations of
standardized           average annual total return ("Standardized
Return") for a           specific Class of shares of a Fund will
be expressed in terms of           the average annual compounded
rate of return that would cause a           hypothetical
investment in that Class of a Fund made on the first
day of a designated period to equal the ending redeemable value
       ("ERV") of such hypothetical investment on the last day of
the           designated period, according to the following
formula:

                    P(1 + T){superscript n} = ERV

          Where:    P    =    a hypothetical initial payment of
$1,000 to                               purchase shares of a
specific Class

                    T    =    the average annual total return of
shares of                               that Class

                    n    =    the number of years

                    ERV  =    the ending redeemable value of a
hypothetical                               $1,000 payment made at
the beginning of the                               period.

               For purposes of the above computation for a Fund,
it is           assumed that all dividends and capital gains
distributions made           by a Fund are reinvested at net
asset value in additional shares           of the same Class
during the designated period.  In calculating           the
ending redeemable value for Class A shares and assuming
complete redemption at the end of the applicable period, the maximum 5.75% sales charge is deducted from the initial
$1,000           payment and, for Class B shares and Class C
shares, the           applicable CDSC imposed upon redemption of
Class B shares or           Class C shares held for the period is
deducted.  Standardized           Return quotations for the Funds
do not take into account any           required payments for
federal or state income taxes.












          Standardized Return quotations for Class B shares for
periods of           over eight years will reflect conversion of
the Class B shares to           Class A shares at the end of the
eighth year.  Standardized           Return quotations are
determined to the nearest 1/100 of 1%.

               A Fund may, from time to time, include in
advertisements,           promotional literature or reports to
shareholders or prospective           investors total return data
that are not calculated according to           the formula set
forth above ("Non-Standardized Return"). Neither initial nor CDSCs are taken into account in calculating Non-
   Standardized Return; a sales charge, if deducted, would reduce the return.

               The following tables summarize the calculation of Standardized and Non-Standardized Return for the Class A,
Class           B, Class C and Class I (for Ivy International
Fund and Ivy Global           Science & Technology Fund) shares
of the Funds for the periods           indicated.  In determining
the average annual total return for a           specific Class of
shares of a Fund, recurring fees, if any, that           are
charged to all shareholder accounts are taken into
consideration.  For any account fees that vary with the size of the account of a Fund, the account fee used for purposes
of the           following computations is assumed to be the fee
that would be           charged to the mean account size of the
particular Fund.  Shares           of each of Ivy Canada Fund and
Ivy Global Fund outstanding as of           March 31, 1994 were
designated Class A shares of each respective           Fund.
Shares of Ivy International Fund outstanding as of
October 22, 1993 have been redesignated as "Class A" shares of the Fund.  Information such as that provided below is not
yet           available for Ivy Asia Pacific Fund, Ivy Global
Natural Resources           Fund and Ivy International Small
Companies Fund, which commenced           operations on January
1, 1997, or for Ivy International Fund II           and Ivy Pan-
Europe Fund, which commenced operations on May 13, 1997.

             IVY CANADA FUND:


   STANDARDIZED RETURN[*]                             CLASS A[1]
CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:             16.73%       18.26%      N/A

          Five years ended
            December 31,
            1996:             9.62%        N/A          N/A

          Inception[#] to
            December 31,
            1996:[7]          3.43%        3.93%        5.51%


                            NON-STANDARDIZED RETURN[**]












                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:             23.86%       23.26%      N/A

          Five years ended
            December 31,
            1996:             10.93%       N/A         N/A

          Inception[#] to
            December 31,
            1996:[7]          4.10%        4.93%       6.51%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Canada Fund (and the
Class A                shares of the Fund) was November 17, 1987;
the inception                date for Class B shares of the Fund
was April 1, 1994.  The                inception date for Class C
shares of the Fund is April 30,                1996.  Until
December 31, 1994, Mackenzie Investment
Management, Inc. served as investment adviser to the Fund, which until that date was a series of the Company.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996 and the
period from inception through December 31, 1996 would have been 16.73%, 9.55% and 3.00%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 18.26% and 3.80%,
respectively.  (Since the inception date for Class B shares
        of the Fund was April 1, 1994, there were no Class B
shares                outstanding for the duration of the five
year period ending                December 31, 1996.)

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 5.51%.                 (Since the
inception date for Class C shares of the Fund was












               April 30, 1996, there were no Class C shares
outstanding for                the duration of the one year or
five year periods ending                December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 23.86%, 10.86% and                3.67%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 23.26% and
4.81%, respectively.  (Since the inception                date
for Class B shares of the Fund was April 1, 1994, there
    were no Class B shares outstanding for the duration of the five year period ending December 31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for period from inception
through December 31, 1996                would have been 6.51%.
(Since the inception date for Class                C shares of
the Fund was April 30, 1996, there were no Class                C
shares outstanding for the duration of the one year or five year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

          IVY CHINA REGION FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:           13.57%       14.67%        N/A

          Inception[#] to
            December 31,
            1996:[7]         0.07%        0.28%        8.39%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,












            1996:            20.50%       19.67%       N/A

          Inception[#] to
            December 31,
            1996:[7]          1.95%        1.21%       9.39%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy China Region Fund
(Class A and                Class B shares) was October 23, 1993.
The inception date                for Class C shares of the Fund
is April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 13.22% and                (0.38%),
respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 14.32% and                (0.15%),
respectively.

          [3]  The Standardized Return figures for Class C shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 8.39%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year period ending December
31,                1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 20.13% and
1.49%, respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the












               period from inception through December 31, 1996
would have                been 19.30% and 0.78%, respectively.

          [6]  The Non-Standardized Return figures for Class C
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 9.39%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year period ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GLOBAL FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:            9.53%        10.30%       N/A

          Five years ended
            December 31,
            1996:            9.30%         N/A         N/A

          Inception[#] to
            December 31,
            1996:[7]         9.44%        7.83%         2.07%


                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:            16.21%      15.30%        N/A

          Five years ended
            December 31,
            1996:            10.60%      N/A           N/A

          Inception[#] to
            December 31,
            1996:[7]         10.58%      8.78%         3.07%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a












               redemption of Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Global Fund (and Class
A shares                of the Fund) was April 18, 1991; the
inception date for                Class B shares of the Fund was
April 1, 1994; and the                inception date for the
Class C shares of the Fund is April                30, 1996.
Until December 31, 1994, Mackenzie Investment
Management Inc. served as investment adviser to the Fund, which until that date was a series of the Company.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                1996 and the
period from inception through December 31, 1996 would have been 9.53%, 8.97% and 8.57, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 10.30% and 7.72%,
respectively.  (Since the inception date for Class B shares
        of the Fund was April 1, 1994, there were no Class B
shares                outstanding for the duration of the five
year period ending                December 31, 1996.)

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 2.07%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year period ending December
31,                1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 16.21%, 10.27% and                9.71%,
respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 15.30% and
8.67%, respectively.  (Since the inception                date
for Class B shares of the Fund was April 1, 1994, there












               were no Class B shares outstanding for the
duration of the                five year period ending December
31, 1996.)

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 3.07%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year period ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY GLOBAL SCIENCE & TECHNOLOGY FUND:

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          Inception[#] to
            December 31,
            1996:[7]         54.89%       59.59%        63.84%


                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          Inception[#] to
            December 31,
            1996:[7]          64.34%     64.59%        64.84%
     _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Global Science &
Technology Fund                (and Class A, Class B and Class C
shares of the Fund) was                July 22, 1996.

          [1]  The Standardized Return figure for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the period from                inception through
December 31, 1996 would have been 54.63%.

          [2]  The Standardized Return figure for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the












               Standardized Return for Class B shares for the
period from                inception through December 31, 1996
would have been 59.46%.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 63.71%.

          [4]  The Non-Standardized Return figure for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the period from inception
through December 31,                1996 would have been 64.07%.

          [5]  The Non-Standardized Return figure for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the period from inception
through December 31,                1996 would have been 64.46%.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 64.71%.

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY INTERNATIONAL FUND

                                            STANDARDIZED
RETURN[*]                             CLASS A[1] CLASS B[2] CLASS
C[3] CLASS I[4]

          One year ended
            December 31,
            1996:            12.84%      13.76%      N/A
20.06%
          Five years ended
            December 31,
            1996:            14.42%       N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:            14.77%       N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]         14.90%      12.09%      10.45%
13.34%

















                                      NON-STANDARDIZED RETURN[**]
                           CLASS A[5] CLASS B[6] CLASS C[7] CLASS
I[5]

          One year ended
            December 31,
            1996:            19.72%      18.76%      N/A
20.06%
          Five years ended
            December 31,
            1996:            15.78%       N/A        N/A
N/A

          Ten years ended
            December 31,
            1996:            15.45%       N/A        N/A
N/A

          Inception[#] to
            December 31,
            1996:[8]         15.54%      12.82%      11.45%
13.34%

          _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.                 Class I
shares are not subject to an initial or a CDSC;
therefore, the Non-Standardized Return figures would be identical to the Standardized Return figures.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy International Fund (and
the Class                A shares of the Fund) was April 21,
1986; the inception date                for the Class B and Class
I shares of the Fund was                October 23, 1993; and the
inception date for the Class C                shares of the Fund
is April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996,
the five years ended December 31,                the ten years
ended December 31, 1996 and the period from inception through December 31, 1996 would have been 12.84%,
        14.40%, 14.76% and 14.89%, respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 13.76% and 12.09%,
respectively.  (Since the inception date for Class B shares












               of the Fund was October 23, 1993, there were no
Class B                shares outstanding for the duration of the
five year or ten                year periods ending December 31,
1996.)

          [3]  The Standardized Return figures for Class C shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for the period from                inception through
December 31, 1996 would have been 10.45%.                 (Since
the inception date for Class C shares of the Fund was
  April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  Class I shares are not subject to an initial sales
charge or                a CDSC, therefore the Non-Standardized
and Standardized                Return figures are identical.
(Since the inception date for                Class I shares of
the Fund was October 23, 1993, there were                no Class
I shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [5]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996, the five                years ended December 31, the
ten years ended December 31,                1996 and the period
from inception through December 31, 1996                would
have been 19.72%, 15.76%, 15.44% and 15.53%,
respectively.

          [6]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 18.76% and
12.82%, respectively.  (Since the inception                date
for Class B shares of the Fund was October 23, 1993,
 there were no Class B shares outstanding for the duration of the five year or ten year periods ending December 31, 1996.)

          [7]  The Non-Standardized Return figures for Class C
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for the period from inception
through December 31,                1996 would have been 11.45%.
(Since the inception date for                Class C shares of
the Fund was April 30, 1996, there were no                Class C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [8]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.


          IVY LATIN AMERICA STRATEGY FUND













                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:            17.07%      18.26%        N/A

          Inception[#] to
            December 31,
            1996:[7]         (9.13%)     (8.84%)       5.66%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,
            1996:            24.22%      23.26%        N/A

          Inception[#] to
            December 31,
            1996:[7]         (6.62%)     (7.40%)       6.66%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy Latin America Strategy
Fund                (Class A and Class B shares) was November 1,
1994.  The                inception date for Class C shares of
the Fund is April 30,                1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 14.83% and                (14.38%),
respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 16.04% and                (13.85%),
respectively.

          [3] The Standardized Return figure for Class C shares reflects expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 4.66%.                 (Since the
inception date for Class C shares of the Fund was
April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 21.84% and
(11.98%), respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 21.04% and
(12.41%), respectively.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for period from inception
through December 31, 1996                would have been 5.66%.
(Since the inception date for Class                C shares of
the Fund was April 30, 1996, there were no Class                C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

          IVY NEW CENTURY FUND

                                STANDARDIZED RETURN[*]
                            CLASS A[1]  CLASS B[2]  CLASS C[3]

          One year ended
            December 31,
            1996:            5.40%       5.95%         N/A

          Inception[#] to
            December 31,
            1996:[7]         (1.39%)     (0.81%)       0.73%



                            NON-STANDARDIZED RETURN[**]
                            CLASS A[4]  CLASS B[5]  CLASS C[6]

          One year ended
            December 31,












            1996:           11.83%        10.95%       N/A

          Inception[#] to
            December 31,
            1996:[7]        1.34%         0.57%        1.73%
    _________________________

          [*]  The Standardized Return figures for Class A shares
reflect                the deduction of the maximum initial sales
charge of 5.75%.                 The Standardized Return figures
for Class B and C shares                reflect the deduction of
the applicable CDSC imposed on a                redemption of
Class B or C shares held for the period.

          [**] The Non-Standardized Return figures do not reflect
the                deduction of any initial sales charge or CDSC.

          [#]  The inception date for Ivy New Century Fund (Class
A and                Class B shares) was November 1, 1994.  The
inception date                for Class C shares of the Fund is
April 30, 1996.

          [1]  The Standardized Return figures for Class A shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class A
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 4.98% and (4.10%),
respectively.

          [2]  The Standardized Return figures for Class B shares
reflect                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class B
shares for the one year                ended December 31, 1996
and the period from inception                through December 31,
1996 would have been 5.61% and (3.47%),
respectively.

          [3]  The Standardized Return figure for Class C shares
reflects                expense reimbursement.  Without expense
reimbursement, the                Standardized Return for Class C
shares for period from                inception through December
31, 1996 would have been 0.63%.                 (Since the
inception date for Class C shares of the Fund was
April 30, 1996, there were no Class C shares outstanding for the duration of the one year, five year or ten year
periods                ending December 31, 1996.)

          [4]  The Non-Standardized Return figures for Class A
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class A                shares for the one year ended December
31, 1996 and the                period from inception through
December 31, 1996 would have                been 11.41% and
(1.42%), respectively.

          [5]  The Non-Standardized Return figures for Class B
shares                reflect expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class B                shares for the one year ended December
31, 1996 and the












               period from inception through December 31, 1996
would have                been 10.61% and (2.12%), respectively.

          [6]  The Non-Standardized Return figure for Class C
shares                reflects expense reimbursement.  Without
expense                reimbursement, the Non-Standardized Return
for Class C                shares for period from inception
through December 31, 1996                would have been 1.63%.
(Since the inception date for Class                C shares of
the Fund was April 30, 1996, there were no Class                C
shares outstanding for the duration of the one year, five year or ten year periods ending December 31, 1996.)

          [7]  The total return for a period less than a full
year is                calculated on an aggregate basis and is
not annualized.

               CUMULATIVE TOTAL RETURN.  Cumulative total return
is the           cumulative rate of return on a hypothetical
initial investment of           $1,000 in a specific Class of
shares of a Fund for a specified           period.  Cumulative
total return quotations reflect changes in           the price of
a Fund's shares and assume that all dividends and
capital gains distributions during the period were reinvested in the Fund shares.  Cumulative total return is calculated
by           computing the cumulative rates of return of a
hypothetical           investment in a specific Class of shares
of a Fund over such           periods, according to the following
formula (cumulative total           return is then expressed as a
percentage):

                    C = (ERV/P) - 1

          Where:    C    =    cumulative total return

                    P    =    a hypothetical initial investment
of $1,000                               to purchase shares of a
specific Class

                    ERV  =    ending redeemable value:  ERV is
the value,                               at the end of the
applicable period, of a
hypothetical $1,000 investment made at the beginning of the applicable period.

               IVY CANADA FUND.  The following table summarizes
the           calculation of Cumulative Total Return for the
periods indicated           through December 31, 1996, assuming
the maximum 5.75% sales           charge has been assessed.
                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              16.73%    58.32%         36.28%
      Class B              18.26%    N/A[**]        11.17%
  Class C              N/A[**]   N/A[**]         5.51%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.













                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              23.86%    67.98%         44.59%
      Class B              23.26%    N/A[**]        14.17%
  Class C              N/A[**]   N/A[**]         6.51%

          ___________________________

          [*]  The inception date for Ivy Canada Fund (and the
Class A                shares of the Fund) was November 17, 1987;
the inception                date for the Class B shares of Ivy
Canada Fund was April 1,                1994; and the inception
date for Class C shares of Ivy                Canada Fund was
April 30, 1996.  Until December 31, 1994,
Mackenzie Investment Management, Inc. served as investment
       adviser to Ivy Canada Fund, which until that date was a series of the Company.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY CHINA REGION FUND.  The following table
summarizes the           calculation of Cumulative Total Return
for the periods indicated           through December 31, 1996,
assuming the maximum 5.75% sales           charge has been
assessed.
                                        SINCE
                              ONE YEAR  INCEPTION[*]

          Class A             13.57%     0.23%
          Class B             14.67%     0.89%
          Class C             N/A[**]    8.39%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                        SINCE
                              ONE YEAR  INCEPTION[*]

          Class A             20.50%     6.34%
          Class B             19.67%     3.89%
          Class C             N/A[**]    9.39%

          ___________________________

          [*]  The inception date for Ivy China Region Fund
(Class A and                Class B shares) was October 23, 1993.
The inception date                for Class C shares of the Fund
is April 30, 1996.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY GLOBAL FUND.  The following table summarizes
the           calculation of Cumulative Total Return for the
periods indicated












          through December 31, 1996, assuming the maximum 5.75%
sales           charge has been assessed.
                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A               9.53%    55.96%         67.34%
      Class B              10.30%    N/A[**]        23.03%
  Class C              N/A[**]   N/A[**]         2.07%

               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                                                       SINCE
                        ONE YEAR  FIVE YEARS     INCEPTION[*]

          Class A              16.21%    65.48%         77.55%
      Class B              15.30%    N/A[**]        26.03%
  Class C              N/A[**]   N/A[**]         3.07%

          ___________________________

          [*]  The inception date for the Fund (and Class A
shares of the                Fund) was April 18, 1991; the
inception date for Class B                shares of the Fund was
April 1, 1994; and the inception date                for Class C
shares of the Fund was April 30, 1996.  Until
December 31, 1994, Mackenzie Investment Management Inc.
    served as investment adviser to the Fund, which until that date was a series of the Company.

          [**] No such shares were outstanding for the duration
of the time                period indicated.

               IVY GLOBAL SCIENCE & TECHNOLOGY FUND.  The
following table           summarizes the calculation of
Cumulative Total Return for the           periods indicated
through December 31, 1996, assuming the maximum           5.75%
sales charge has been assessed.

                              SINCE
                              INCEPTION[*]

          Class A             54.89%
          Class B             59.59%
          Class C             63.84%






















               The following table summarizes the calculation of
Cumulative           Total Return for the periods indicated
through December 31, 1996,           assuming the maximum 5.75%
sales charge has not been assessed.

                              SINCE
                              INCEPTION[*]

          Class A             64.34%
          Class B             64.59%
          Class C             64.84%

          ___________________________

          [*]  The inception date for Ivy Global Science &
Technology Fund                (Class A, Class B and Class C
shares) was July 22, 1996.

               IVY INTERNATIONAL FUND.  The following table
summarizes the           calculation of Cumulative Total Return
for the periods indicated           through December 31, 1996,
assuming the maximum 5.75% sales           charge has been
assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       12.84%     96.10%       296.50%
340.95%           Class B       13.76%     N/A[**]      N/A[**]
   43.93%           Class C       N/A[**]    N/A[**]      N/A[**]
     10.45%           Class I       20.06      N/A[**]
N/A[**]       49.18%

                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.


SINCE                        ONE YEAR   FIVE YEARS    TEN YEARS
INCEPTION[*]

          Class A       19.72%     108.07%      320.69%
367.85%           Class B       18.76%     N/A[**]      N/A[**]
   46.93%           Class C       N/A[**]    N/A[**]      N/A[**]
     11.45%           Class I       20.06%     N/A[**]
N/A[**]       49.18%           ___________________________

          [*]          The inception date for Ivy International
Fund (and                        the Class A shares of the Fund)
was April 21, 1986;                        the inception date for
the Class B and Class I                        shares of Ivy
International Fund was October 23,                        1993.
The inception date for Class C shares of the Fund was April 30, 1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.

                       IVY LATIN AMERICA STRATEGY FUND.  The
following












          table summarizes the calculation of Cumulative Total
Return for           the periods indicated through December 31,
1996, assuming the           maximum 5.75% sales charge has been
assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 16.07%         (18.75%)
          Class B                 18.26%         (17.74%)
          Class C                 N/A[**]          5.66%

                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 24.22%        (13.79%)
          Class B                 23.26%        (15.20%)
          Class C                 N/A[**]         6.66%


          ___________________________

          [*]          The inception date for Ivy Latin America
Strategy                        Fund (Class A and Class B shares)
was November 1,                        1994.  The inception date
for Class C shares of the                        Fund was April
30, 1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.

                       IVY NEW CENTURY FUND.  The following table
         summarizes the calculation of Cumulative Total Return
for the           periods indicated through December 31, 1996,
assuming the maximum           5.75% sales charge has been
assessed.

                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 5.40%          (2.99%)
          Class B                 5.95%          (1.75%)
          Class C                 N/A[**]         0.73%





















                       The following table summarizes the
calculation of           Cumulative Total Return for the periods
indicated through           December 31, 1996, assuming the
maximum 5.75% sales charge has           not been assessed.


                                                SINCE
                                  ONE YEAR      INCEPTION[*]

          Class A                 11.83%         2.93%
          Class B                 10.95%         1.25%
          Class C                 N/A[**]        1.73%


          ___________________________

          [*]          The inception date for Ivy New Century
Fund (Class A                        and B shares) was November
1, 1994.  The inception                        date for Class C
shares of the Fund was April 30,                        1996.

          [**]         No such shares were outstanding for the
duration of                        the time period indicated.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The           foregoing computation methods are
prescribed for advertising and           other communications
subject to SEC Rule 482.  Communications not           subject to
this rule may contain a number of different measures           of
performance, computation methods and assumptions, including
   but not limited to:  historical total returns; results of
actual           or hypothetical investments; changes in
dividends, distributions           or share values; or any
graphic illustration of such data.  These           data may
cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for a Fund will vary from
time to           time depending on market conditions, the
composition of the           Fund's portfolio and operating
expenses of that Fund.  These           factors and possible
differences in the methods used in           calculating
performance quotations should be considered when
comparing performance information regarding a Fund's shares with information published for other investment companies and
other           investment vehicles.  Performance quotations
should also be           considered relative to changes in the
value of a Fund's shares           and the risks associated with
a Fund's investment objectives and           policies.  At any
time in the future, performance quotations may           be
higher or lower than past performance quotations and there can be no assurance that any historical performance quotation
will           continue in the future.

               The Funds may also cite endorsements or use for
comparison           their performance rankings and listings
reported in such           newspapers or business or consumer
publications as, among others:            AAII Journal, Barron's,
Boston Business Journal, Boston Globe,












          Boston Herald, Business Week, Consumer's Digest,
Consumer Guide           Publications, Changing Times, Financial
Planning, Financial           World, Forbes, Fortune, Growth Fund
Guide, Houston Post,           Institutional Investor,
International Fund Monitor, Investor's           Daily, Los
Angeles Times, Medical Economics, Miami Herald, Money
Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund Source
      Book, Mutual Fund Values, National Underwriter, Nelson's Directory of Investment Managers, New York Times, Newsweek,
No           Load Fund Investor, No Load Fund* X, Oakland
Tribune, Pension           World, Pensions and Investment Age,
Personal Investor, Rugg and           Steele, Time, U.S. News and
World Report, USA Today, The Wall           Street Journal, and
Washington Post.

                                 FINANCIAL STATEMENTS

               The Funds' Portfolios of Investments as of
December 31,           1996, Statements of Assets and Liabilities
as of December 31,           1996, Statements of Operations for
the fiscal year ended December           31, 1996 (for the period
from July 22, 1996 (commencement of           operations) to
December 31, 1996 for Ivy Global Science &           Technology
Fund), Statements of Changes in Net Assets for the
fiscal years ended December 31, 1996 and December 31, 1995 (for the period from July 22, 1996 (commencement of operations)
to           December 31, 1996 for Ivy Global Science &
Technology Fund),           Financial Highlights, Notes to
Financial Statements, and Reports           of Independent
Accountants are included in each Fund's December           31,
1996 Annual Report to shareholders, which are incorporated by reference into this SAI.  See the Prospectus for the interim unaudited financial information for each of Ivy Asia
Pacific           Fund, Ivy Global Natural Resources Fund and Ivy
International           Small Companies Fund.  The Statement of
Assets and Liabilities           for each of Ivy International
Fund II and Ivy Pan-Europe Fund as           of April 28, 1997
and the Notes thereto are attached hereto as           Appendix
B.
































                                      APPENDIX A

              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND              MOODY'S INVESTORS SERVICE, INC.
("MOODY'S") CORPORATE BOND AND
COMMERCIAL PAPER RATINGS

          [From "Moody's Bond Record," November 1994 Issue
(Moody's           Investors Service, New York, 1994), and
"Standard & Poor's           Municipal Ratings Handbook," October
1994 Issue (McGraw Hill, New           York, 1994).]

          MOODY'S:

               (a)  CORPORATE BONDS.  Bonds rated Aaa by Moody's
are judged           by Moody's to be of the best quality,
carrying the smallest           degree of investment risk.
Interest payments are protected by a           large or
exceptionally stable margin and principal is secure.
Bonds rated Aa are judged by Moody's to be of high quality by all standards.  Aa bonds are rated lower than Aaa bonds
because           margins of protection may not be as large as
those of Aaa bonds,           or fluctuations of protective
elements may be of greater           amplitude, or there may be
other elements present which make the           long-term risks
appear somewhat larger than those applicable to           Aaa
securities.  Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations.  Factors giving security to
principal           and interest are considered adequate, but
elements may be present           which suggest a susceptibility
to impairment sometime in the           future.

               Bonds rated Baa by Moody's are considered medium-
grade           obligations, i.e., they are neither highly
protected nor poorly           secured.  Interest payments and
principal security appear           adequate for the present, but
certain protective elements may be           lacking or may be
characteristically unreliable over any great           length of
time.  Such bonds lack outstanding investment
characteristics and in fact have speculative characteristics as well.  Bonds which are rated Ba are judged to have
speculative           elements; their future cannot be considered
well-assured.  Often           the protection of interest and
principal payments may be very           moderate and thereby not
well safeguarded during both good and           bad times over
the future.  Uncertainty of position characterizes
bonds in this class.  Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal payments of or maintenance of other
terms           of the contract over any long period of time may
be small.

               Bonds which are rated Caa are of poor standing.
Such           issues may be in default or there may be present
elements of           danger with respect to principal or
interest.  Bonds which are           rated Ca represent
obligations which are speculative in a high           degree.
Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

               (b)  COMMERCIAL PAPER.  The Prime rating is the
highest           commercial paper rating assigned by Moody's.
Among the factors           considered by Moody's in assigning
ratings are the following:            (1) evaluation of the
management of the issuer; (2) economic           evaluation of
the issuer's industry or industries and an           appraisal of
speculative-type risks which may be inherent in           certain
areas; (3) evaluation of the issuer's products in
relation to competition and customer acceptance; (4) liquidity;
       (5) amount and quality of long-term debt; (6) trend of
earnings           over a period of ten years; (7) financial
strength of a parent           company and the relationships
which exist with the issuer; and           (8) recognition by
management of obligations which may be present           or may
arise as a result of public interest questions and
preparations to meet such obligations.  Issuers within this Prime category may be given ratings 1, 2 or 3, depending on
the           relative strengths of these factors.  The
designation of Prime-1           indicates the highest quality
repayment capacity of the rated           issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a           current assessment of the creditworthiness
of an obligor with           respect to a specific obligation.
The ratings are based on           current information furnished
by the issuer or obtained by S&P           from other sources it
considers reliable.  The ratings described           below may be
modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be
the highest           grade obligation.  Capacity to pay interest
and repay principal           is extremely strong.  Debt rated AA
is judged by S&P to have a           very strong capacity to pay
interest and repay principal and           differs from the
highest rated issues only in small degree.  Debt           rated
A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having
an           adequate capacity to pay interest and repay
principal.  Although           such bonds normally exhibit
adequate protection parameters,           adverse economic
conditions or changing circumstances are more           likely to
lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as
having           predominately speculative characteristics with
respect to           capacity to pay interest and repay
principal.  BB indicates the           least degree of
speculation and C the highest.  While such debt           will
likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
However,           it faces major ongoing uncertainties or
exposure to adverse           business, financial or economic
conditions which could lead to           inadequate capacity to
meet timely interest and principal           payments.  The BB
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           BBB-
rating.  Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments.  Adverse business, financial, or
economic           conditions will likely impair capacity or
willingness to pay           interest and repay principal.  The B
rating category is also used           for debt subordinated to
senior debt that is assigned an actual           or implied BB or
BB- rating.  Debt rated CCC has a currently
identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to
meet           timely payment of interest and repayment of
principal.  In the           event of adverse business, financial
or economic conditions, it           is not likely to have the
capacity to pay interest and repay           principal.  The CCC
rating category is also used for debt           subordinated to
senior debt that is assigned an actual or implied           B or B-
 rating.  The rating CC typically is applied to debt
subordinated to senior debt which is assigned an actual or
  implied CCC debt rating.  The rating C typically is applied to debt subordinated to senior debt which is assigned an
actual or           implied CCC- debt rating.  The C rating may
be used to cover a           situation where a bankruptcy
petition has been filed, but debt           service payments are
continued.

               (b)  COMMERCIAL PAPER.  An S&P commercial paper
rating is a           current assessment of the likelihood of
timely payment of debt           having an original maturity of
no more than 365 days.

               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to
meet cash           requirements; (ii) long-term senior debt
rating should be A or           better, although in some cases
BBB credits may be allowed if           other factors outweigh
the BBB; (iii) the issuer should have           access to at
least one additional channel of borrowing; (iv)           basic
earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the
issuer           should have a strong position within its
industry and the           reliability and quality of management
should be unquestioned.            Issues rated A are further
referred to by use of numbers 1, 2 and           3 to denote
relative strength within this highest classification.
For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only
speculative           capacity for timely payment.  The C rating
is assigned to short-          term debt obligations with a
doubtful capacity for payment.














                                      APPENDIX B

                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF APRIL 28, 1997
                        AND REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________
         IVY INTERNATIONAL FUND II
          STATEMENT OF ASSETS AND LIABILITIES
          APRIL 28, 1997

_________________________________________________________________


             ASSETS
            Cash  . . . . . . . . . . . . . . . .   $    40
     Deferred organization expenses  . . .    25,725
Prepaid blue sky fees . . . . . . . .    37,020

                        -------               Total Assets . . .
 . . . . . . . .    62,785
            -------          LIABILITIES
            Due to affiliate  . . . . . . . . . .   $62,745
                                              -------
          NET ASSETS  . . . . . . . . . . . . . .   $    40

                                      =======           CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .   $  10.00
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .   $  10.61
                                               =======
CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $  10.00
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $  10.00
                                               =======
CLASS I:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $  10.00
                                               =======

          NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .   $     40
                                               =======













           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.
                       (See Notes to Financial Statements)





























































             __________________________________________________
       IVY INTERNATIONAL FUND II
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          April 28, 1997

_________________________________________________________________

             1. ORGANIZATION: Ivy International Fund II is a
series of           shares of Ivy Fund. The shares of beneficial
interest are           assigned no par value and an unlimited
number of shares of Class           A, Class B, Class C and Class
I are authorized. Ivy Fund was           organized as a
Massachusetts business trust under a Declaration           of
Trust dated December 21, 1983 and is registered under the
 Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

             The Fund will commence operations on May 13, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

             2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from May 13,           1997, the commencement date of
operations. Blue sky fees are           being amortized over a
one year period from May 13, 1997.  Such           organizational
expenses have been paid by MIMI and will be           reimbursed
by the Fund.

             3.  TRANSACTIONS WITH AFFILIATES:  Ivy Management
Inc. (IMI),           a wholly owned subsidiary of MIMI, is the
Manager and Investment           Adviser of the Fund.  Currently,
IMI voluntarily limits the           Fund's total operating
expenses (excluding taxes, 12b-1 fees,           brokerage
commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.50% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC. Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.














                         STATEMENT OF ASSETS AND LIABILITIES
                           AS OF APRIL 28, 1997
                                         AND
                          REPORT OF INDEPENDENT ACCOUNTANTS

_________________________________________________________________
         IVY PAN-EUROPE FUND
          STATEMENT OF ASSETS AND LIABILITIES
          April 28, 1997

_________________________________________________________________

             ASSETS
            Cash  . . . . . . . . . . . . . . . .   $    30
     Deferred organization expenses  . . .    22,404
Prepaid blue sky fees . . . . . . . .    36,335

                        -------               Total Assets . . .
 . . . . . . . .    58,789
            -------          LIABILITIES
            Due to affiliate  . . . . . . . . . .   $58,759
                                              -------
          NET ASSETS  . . . . . . . . . . . . . .   $    30

                                      =======           CLASS A:
            Net asset value and
               redemption price per share
               ($10 / 1 share outstanding)  . . .   $  10.00
                                               =======
Maximum offering price
               per share
               ($10.00 x 100 / 94.25)*  . . . . .   $  10.61
                                               =======
CLASS B:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $  10.00
                                               =======
CLASS C:
            Net asset value and
               offering price per share
               ($10 / 1 share outstanding)**  . .   $  10.00
                                               =======
NET ASSETS CONSIST OF:
            Capital paid-in . . . . . . . . . . .   $     30
                                               =======

           *   On sales of more than $50,000 the offering price
is reduced.           **   Redemption price per share is equal to
the net asset value                per share less any applicable
contingent deferred sales                charge, up to a maximum
of 5%.
                       (See Notes to Financial Statements)
















   __________________________________________________________
        IVY PAN-EUROPE FUND
          NOTES TO STATEMENT OF ASSETS AND LIABILITIES
          April 28, 1997

_________________________________________________________________

             1. ORGANIZATION: Ivy Pan-Europe Fund is a series of
shares of           Ivy Fund. The shares of beneficial interest
are assigned no par           value and an unlimited number of
shares of Class A, Class B and           Class C are authorized.
Ivy Fund was organized as a Massachusetts           business
trust under a Declaration of Trust dated December 21,
1983 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management
investment           company.

             The Fund will commence operations on May 13, 1997.
As of the           date of this report, operations have been
limited to           organizational matters and the issuance of
initial shares to           Mackenzie Investment Management Inc.
(MIMI).

             2. ORGANIZATION COSTS AND PREPAID BLUE SKY FEES:
Organization           expenses are being amortized over a five
year period from May 13,           1997, the commencement date of
operations. Blue sky fees ar being           amortized over a one
year period from May 13, 1997.  Such           organizational
expenses and blue sky fees have been paid by MIMI           and
will be reimbursed by the Fund.

             3.  TRANSACTIONS WITH AFFILIATES:  Ivy Management
Inc. (IMI),           a wholly owned subsidiary of MIMI, is the
Manager and Investment           Adviser of the Fund.  Currently,
IMI voluntarily limits the           Fund's total operating
expenses (excluding taxes, 12b-1 fees,           brokerage
commissions, interest, litigation and indemnification expenses, and any other extraordinary expenses) to an annual rate of 1.95% of its average net assets.

          MIMI provides certain administrative, accounting and
pricing           services for the Fund.

          Ivy Mackenzie Distributors, Inc. (IMDI), a wholly owned subsidiary of MIMI, is the underwriter and distributor
of the           Fund's shares, and as such, purchases shares
from the Fund at net           asset value to settle orders from
investment dealers.

          Ivy Mackenzie Services Corp. (IMSC), a wholly owned
subsidiary of           MIMI, is the transfer and shareholder
servicing agent for the           Fund.

          Officers of Ivy Fund are officers and/or employees of
MIMI, IMI,           IMDI and IMSC. Such individuals are not
compensated by the Fund           for services in their capacity
as officers of Ivy Fund. Trustees           of Ivy Fund who are
not affiliated with MIMI or IMI receive           compensation
from the Fund.














                                      APPENDIX C

                        SELECTED ECONOMIC AND MARKET DATA FOR
                  ASIA PACIFIC AND CHINA REGION COUNTRIES

               The information set forth in this Appendix has
been           extracted from various government and private
publications. Ivy           China Region Fund and the Trust's
Board of Trustees make no           representation as to the
accuracy of such information, nor has           the Fund or the
Trust's Board of Trustees attempted to verify it.
               The China Region, one of the fastest growing areas
of the           world, is diverse, dynamic and evolving. In
terms of population,           this region is almost six times
the size of the United States.

               Countries in this region are at various stages of
economic           development. Hong Kong and Singapore are at a
more advanced stage           of economic growth while countries
such as Indonesia and China           are at the early stages of
economic development. GDP per capita           data presented
below illustrates this point. The following table           shows
the GDP, population and per capita GDP of the China Region countries and, for comparison purposes, the United States.

                                         1996

                                        GDP ($US       POPULATION
   PER CAPITA                               BILLIONS)
(MILLIONS)     GDP ($US)                               ---------
   ---------      ---------          Hong Kong           144.1
     5.7            25,281           Korea               455.6
     43.4           10,498           Singapore           81.5
     2.7            30,185           Taiwan              237.7
     20.6           11,539           Thailand            166.5
     54.5           30,055           Malaysia            84.1
     17.6           4,778           Indonesia           170.7
    179.4          952           Philippines         74.1
 60.6           1,223           China               672.4
1,160.04       580           China Region        2,086.7
1,544.54       1,351           USA                 7,080.0
248.7          28,468
          Source: International Marketing Data and Statistics,
21st Ed.           (Euromonitor 1997).

               Total GDP for the China Region was about $2.1
billion in           1995, approximately twenty nine percent of
the GDP of the United           States. Year over year growth in
GDP for the China Region is           significant, averaging
14.13% for the five-year period 1991-1995           compared with
only 5.10% for the United States for the same           period.
The following tables show the annual change in GDP and inflation, as measured by the Consumer Price Indexes (CPI), in
      1991-1995 and the average for the five-year period
1991-1995.














                           CHANGE IN GROSS DOMESTIC PRODUCT


AVERAGE                          1991    1992    1993    1994
1995    1991-95                          -----   -----   -----
-----   ------  -------          Hong Kong      14.76%  16.58%
15.17%  13.55%  9.33%   13.88%           Korea          20.16%
11.43%  11.13%  14.17%  15.18%  14.41%           Singapore
11.88%  7.12%   14.52%  14.04%  9.63%   11.44%           Taiwan
     11.69%  10.95%  10.06%  3.14%   3.91%   7.95%
Thailand       14.97%  12.47%  11.89%  13.60%  15.21%  13.63%
     Malaysia       11.85%  14.07%  10.32%  13.68%  13.83%
12.75%           Indonesia      16.29%  14.26%  26.89%  14.99%
1.01%   14.69%           Philippines    15.86%  8.30%   9.13%
14.84%  12.48%  12.12%           China          14.20%  18.97%
30.64%  39.58%  28.29%  26.34%           United States  3.63%
5.19%   5.37%   6.23%   5.07%   5.10%

          Sources: International Marketing Data and Statistics,
21ST Ed.           (Euromonitor 1997).

                           CHANGE IN CONSUMER PRICE INDEXES


AVERAGE                          1991    1992    1993    1994
1995    1991-95                          -----   -----   -----
-----   -----   -------          Hong Kong      11.6%   9.3%
8.6%    8.1%    8.7%    9.26%           Korea          9.7%
6.2%    4.8%    6.3%    4.5%    6.30%           Singapore
3.5%    2.3%    2.4%    3.0%    1.7%    2.58%           Taiwan
    3.6%    4.5%    2.9%    4.5%    3.7%    3.84%
Thailand       5.7%    4.1%    3.6%    5.1%    7.3%    5.16%
    Malaysia       4.4%    4.8%    3.4%    3.7%    5.3%    4.32%
        Indonesia      9.2%    7.5%    9.7%    8.5%    9.4%
8.86%           Philippines    18.7%   8.9%    7.6%    9.1%
11.2%   11.10%           China          5.1%    6.7%    9.1%
24.2%   16.9%   12.40%           United States  4.2%    3.0%
3.0%    2.6%    2.8%    3.12%

          Sources: OECD Economic Outlook, June 1996, Vol. 59; Key
         Indicators and Developing Asian & Pacific Countries,
1994, Volume           XXV; Emerging Stock Market Factbook 1996.

               As the economic in the China Region have
experienced           different levels of growth, so too have
their stock markets. The           following tables show the
capitalization of the stock markets,           and the changes in
stock prices as measured by the local stock           indexes.

                      STOCK MARKET CAPITALIZATION ($US MILLIONS)

                         1991      1992      1993      1994
1995                          -------   -------   -------   -----
--   -------          China          2,028     18,255    40,567
43,521    42,055           Hong Kong      121,689   170,793
381,459   267,331   301,065           Korea          96,373
107,448   139,420   191,778   181,955           Singapore
58,520    61,180    147,810   177,670   203,230           Taiwan
      124,864   101,124   195,198   247,325   187,206












          Thailand       35,815    58,259    130,510   131,479
141,507           Malaysia       58,627    94,004    220,328
199,276   222,729           Indonesia      6,823     12,038
32,953    47,241    66,585           Philippines    10,197
13,794    40,327    55,519    58,859

          Sources: World Stock Exchange Factbook, 1997; Emerging
Stock           Markets Factbook, 1996; Hong Kong Stock Exchange
Market.
                          ANNUAL PERCENTAGE CHANGES IN LOCAL
                           STOCK MARKET INDEXES

                         1991      1992      1993      1994
1995                          ------    ------    ------    -----
-    ------          China          192.8%    -12.9%    6.8%
-22.30%   -14.3%           Hong Kong      -42.0%    -28.3%
-115.7%   31.1      -23.0%           Korea          -12.2%
11.0%     27.7%     18.6%     -14.1%           Singapore
25.1%     -2.4%     59.2%     -15.1%    4.09%           Taiwan
    1.6%      -26.6%    79.8%     17.4%     -27.4%
Thailand       16.1%     25.6%     88.4%     -19.2%    -5.8%
    Malaysia       9.9%      15.8%     98.0%     -23.8%    2.5%
       Indonesia      -40.8%    10.9%     114.6%    -20.2%
9.4%           Philippines    76.7%     9.1%      154.4%
-12.8%    -6.9%

          Sources: Emerging Stock Market Factbook, 1996; Hong
Kong Stock           Exchange.

               Equity valuations in the China Region, as measured
by           price/earnings ratios, also vary from country to
country           according to economic growth forecasts,
corporate earnings growth           forecasts, the outlook for
inflation, exchange rates and overall           investor
sentiment.

                                PRICE/EARNINGS RATIOS

                         1991      1992      1993      1994
1995                          -----     -----     -----     -----
   -----          Hong Kong      13.8      12.9      16.7
13.1      13.7           Korea          21.3      21.4      25.1
   34.5      19.8           Singapore      19.5      19.2
24.7      30.4      23.3           Taiwan         22.3      16.6
   34.7      36.8      21.4           Thailand       12.0
13.9      27.5      21.2      21.7           Malaysia       21.3
   21.8      43.5      29.0      25.1           Indonesia
11.6      12.2      28.9      20.2      19.8
Philippines    11.3      14.1      38.8      30.8      19.0

          Sources: World Stock Exchange Factbook, 1996; Emerging
Stock           Market Factbook, 1996.

               The following table shows changes in the exchange
rate of           the currency of each China Region country
relative to the U.S.           dollar for the years ended
December 31, 1991-1995.
                    CURRENCY MOVEMENTS VERSUS US DOLLAR (%
CHANGE)













                               YEAR ENDED DECEMBER 31,
               --------------------------------------------------
------                            1991      1992      1993
1994      1995                             ------    -----     --
----    ------    -----          Hong Kong         0.23%
0.39%     0.06%     0.13%     0.13%           Korea
-6.19%    -3.91%    -2.50%    2.43%     0.16%           Singapore
       6.53%     -0.88%    2.24%     9.16%     3.18%
Taiwan            4.24%     1.29%     -4.73%    0.27%     -3.8%
       Thailand          0.99%     -1.76%    0.04%     1.47%
-0.34%           Malaysia          -0.82%    3.88%     2.98%
5.18%     0.57%           Indonesia         -5.03%    -4.00%
-1.92%    -4.52%    -4.03%           Philippines       3.86%
2.10%     -5.47%    9.63%     -7.5%           China (Official)
-4.06%    -5.84%    -0.84%    -45.6%    1.53%

          Sources: International Financial Statistics, Volume L,
Number 4,           April 1997; Emerging Stock Market Factbook,
1996.


















































          PART C.   OTHER INFORMATION

          Item 24:  Financial Statements and Exhibits

               (a)  Financial Statements:

                    -    Included in Part A:

                         -    Interim Unaudited Financial
Statements of Ivy                               Asia Pacific
Fund, Ivy Global Natural                               Resources
Fund and Ivy International Small
Companies Fund

                    -    Included in Part B:

                         -    Statement of Assets and Liabilities
as of                               April 28, 1997 and Related
Notes of Ivy                               International Fund II

                         -    Statement of Assets and Liabilities
as of                               April 28, 1997 and Related
Notes of Ivy Pan-                              Europe Fund

                    -    Incorporated by reference in Part B:

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy Asia Pacific                          Fund:

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Canada Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy China Region Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights












                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Global Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy Global Natural                          Resources Fund:

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Global Science &
Technology Fund:                          -    Portfolio of
Investments at December 31, 1996                          -
Statement of Assets and Liabilities as of
     December 31, 1996
                         -    Statement of Operations for the
period from                               July 22, 1996
(commencement of operations) to
December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               period from July 22, 1996
(commencement of                               operations) to
December 31, 1996                          -    Financial
Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of April                          28, 1997 and Related Notes of
Ivy International                          Fund II

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy International Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements












                         -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of December                          10, 1996 and Related Notes
of Ivy International                          Small Companies
Fund:

                         -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy Latin America
Strategy Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         December 31, 1996 Annual Report to
Shareholders of                          Ivy New Century Fund:
                         -    Portfolio of Investments at
December 31, 1996                          -    Statement of
Assets and Liabilities as of
December 31, 1996
                         -    Statement of Operations for the
Year ended                               December 31, 1996
                         -    Statement of Changes in Net Assets
for the                               Year ended December 31,
1996 and 1995                          -    Financial Highlights
                         -    Notes to Financial Statements
                  -    Report of Independent Accountants

                         Statement of Assets and Liabilities as
of April                          28, 1997 and Related Notes of
Ivy Pan-Europe Fund

                         -    Report of Independent Accountants

               (b)  Exhibits:

                    1.   (a)  Amended and Restated Declaration of
Trust                               dated December 10, 1992,
filed with Post-                              Effective Amendment
No. 71 to Registration                               Statement
No. 2-17613 and incorporated by
reference herein.

                         (b)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment                               No. 73 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (c)  Amendment to Amended and Restated
Declaration                               of Trust, filed with
Post-Effective Amendment












                              No. 74 to Registration Statement
No. 2-17613                               and incorporated by
reference herein.

                         (d)  Establishment and Designation of
Additional                               Series (Ivy Emerging
Growth Fund), filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Redesignation of Shares (Ivy Growth
with                               Income Fund--Class A) and
Establishment and                               Designation of
Additional Class (Ivy Growth                               with
Income Fund--Class C), filed with Post-
  Effective Amendment No. 73 to Registration
        Statement No. 2-17613 and incorporated by reference herein.

                         (f)  Redesignation of Shares (Ivy
Emerging Growth                               Fund--Class A, Ivy
Growth Fund--Class A and                               Ivy
International Fund--Class A), filed with
    Post-Effective Amendment No. 74 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (g)  Establishment and Designation of
Additional                               Series (Ivy China Region
Fund), filed with                               Post-Effective
Amendment No. 74 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (h)  Establishment and Designation of
Additional                               Class (Ivy China Region
Fund--Class B, Ivy                               Emerging Growth
Fund--Class B, Ivy Growth                               Fund--
Class B, Ivy Growth with Income Fund--
 Class B and Ivy International Fund--Class B),
          filed with Post-Effective Amendment No. 74
                for Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (i)  Establishment and Designation of
Additional                               Class (Ivy International
Fund--Class I),                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Establishment and Designation of
Series and                               Classes (Ivy Latin
American Strategy Fund--                              Class A and
Class B, Ivy New Century Fund--
Class A and Class B), filed with Post-
 Effective Amendment No. 75 to Registration
       Statement No. 2-17613 and incorporated by reference herein.














                         (k)  Establishment and Designation of
Series and                               Classes (Ivy
International Bond Fund--Class A
and Class B), filed with Post-Effective
   Amendment No. 76 to Registration Statement
         No. 2-17613 and incorporated by reference herein.

                         (l)  Establishment and Designation of
Series and                               Classes (Ivy Bond Fund,
Ivy Canada Fund, Ivy                               Global Fund,
Ivy Short-Term U.S. Government
Securities Fund (now known as Ivy Short-Term
        Bond Fund) -- Class A and Class B), filed
             with Post-Effective Amendment No. 77 to
                Registration Statement No. 2-17613 and
                  incorporated by reference herein.

                         (m)  Redesignation of Ivy Short-Term
U.S.                               Government Securities Fund as
Ivy Short-Term                               Bond Fund, filed
with Post-Effective                               Amendment No.
81 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (n)  Redesignation of Shares (Ivy Money
Market                               Fund--Class A and Ivy Money
Market Fund--                              Class B), filed with
Post-Effective Amendment                               No. 84 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (o)  Form of Establishment and
Designation of                               Additional Class
(Ivy Bond Fund--Class C; Ivy                               Canada
Fund--Class C; Ivy China Region Fund--
 Class C; Ivy Emerging Growth Fund--Class C;
        Ivy Global Fund--Class C; Ivy Growth Fund--
              Class C; Ivy Growth with Income Fund--Class
                     C; Ivy International Fund--Class C; Ivy
Latin                               America Strategy Fund--Class
C; Ivy                               International Bond Fund--
Class C; Ivy Money                               Market Fund--
Class C; Ivy New Century Fund--
Class C), filed with Post-Effective Amendment
         No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (p)  Establishment and Designation of
Series and                               Classes (Ivy Global
Science & Technology                               Fund--Class A,
Class B, Class C and Class I),
filed with Post-Effective Amendment No. 86 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (q)  Establishment and designation of
Series and                               Classes (Ivy Global
Natural Resources Fund--                              Class A,
Class B and Class C; Ivy Asia
Pacific Fund--Class A, Class B and Class C;












                              Ivy International Small Companies
Fund--Class                               A, Class B, Class C and
Class I), filed with                               Post-Effective
Amendment No. 89 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (r)  Establishment and designation of
Series and                               Classes (Ivy Pan-Europe
Fund--Class A, Class                               B and Class
C), filed with Post-Effective
Amendment No. 92 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (s)  Establishment and designation of
Series and                               Classes (Ivy
International Fund II--Class A,
Class B, Class C and Class I), filed with
     this Post-Effective Amendment No. 94 to
        Registration Statement No. 2-17613 and
          incorporated by reference herein.

                    2.   By-Laws, as amended and, filed with
Post-Effective                          Amendment No. 48 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    3.   Not Applicable

                    4.   (a)  Specimen Securities for Ivy Growth
Fund, Ivy                               Growth with Income Fund,
Ivy International                               Fund and Ivy
Money Market Fund, filed with                               Post-
Effective Amendment No. 49 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (b)  Specimen Security for Ivy Emerging
Growth                               Fund, filed with Post-
Effective Amendment No.                               70 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Specimen Security for Ivy China
Region Fund,                               filed with Post-
Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (d)  Specimen Security for Ivy Latin
American                               Strategy Fund, filed with
Post-Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (e)  Specimen Security for Ivy New
Century Fund,                               filed with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.













                         (f)  Specimen Security for Ivy
International Bond                               Fund, filed with
Post-Effective Amendment No.                               76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (g)  Specimen Securities for Ivy Bond
Fund, Ivy                               Canada Fund, Ivy Global
Fund, and Ivy Short-                              Term U.S.
Government Securities Fund, filed
with Post-Effective Amendment No. 77 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                    5.   (a)  Master Business Management and
Investment                               Advisory Agreement
between Ivy Fund and Ivy
Management, Inc. and Supplements for Ivy
    Growth Fund, Ivy Growth with Income Fund, Ivy
             International Fund and Ivy Money Market Fund,
                      filed with Post-Effective Amendment No. 68
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (b)  Subadvisory Contract by and among
Ivy Fund,                               Ivy Management, Inc. and
Boston Overseas                               Investors, Inc.,
filed with Post-Effective                               Amendment
No. 68 to Registration Statement
No. 2-17613 and incorporated by the reference herein.

                         (c)  Assignment Agreement relating to
Subadvisory                               Contract, filed with
Post-Effective Amendment                               No. 74 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (d)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Emerging Growth                               Fund, filed
with Post-Effective Amendment No.
74 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy China Region                               Fund, filed with
Post-Effective Amendment No.                               71 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Business Management and
Investment                               Advisory Supplement for
Ivy Latin America                               Strategy Fund,
filed with Post-Effective                               Amendment
No. 75 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy New












                              Century Fund, filed with Post-
Effective                               Amendment No. 75 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (h)  Form of Business Management and
Investment                               Advisory Agreement
Supplement for Ivy                               International
Bond Fund, filed with Post-
Effective Amendment No. 76 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Business Management and Investment
Advisory                               Agreement Supplement for
Ivy Bond Fund, Ivy                               Global Fund and
Ivy Short-Term U.S.                               Government
Securities Fund, filed with Post-
Effective Amendment No. 81 to Registration
      Statement No. 2-17613 and incorporated by reference herein.

                         (j)  Master Business Management
Agreement between                               Ivy Fund and Ivy
Management, Inc., filed with                               Post-
Effective Amendment No. 81 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (k)  Form of Supplement to Master
Business                               Agreement between Ivy Fund
and Ivy                               Management, Inc. (Ivy
Canada Fund), filed                               with Post-
Effective Amendment No. 77 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Investment Advisory
Agreement between                               Ivy Fund and
Mackenzie Financial Corporation,
filed with Post-Effective Amendment No. 77 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (m)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
Global Science & Technology Fund), filed
    with Post-Effective Amendment No. 86 to
       Registration Statement No. 2-17613 and
         incorporated by reference herein.

                         (n)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy Asia
Pacific Fund and Ivy International
Small Companies Fund), filed with Post-
  Effective Amendment No. 89 to Registration













                              Statement No. 2-17613 and
incorporated by                               reference herein.

                         (o)  Form of Supplement to Master
Business                               Management Agreement
between Ivy Fund and Ivy
Management, Inc. (Ivy Global Natural
Resources Fund), filed with Post-Effective
      Amendment No. 89 to Registration Statement
            No. 2-17613 and incorporated by reference
                 herein.

                         (p)  Form of Supplement to Investment
Advisory                               Agreement between Ivy Fund
and Mackenzie                               Financial Corporation
(Ivy Global Natural                               Resources
Fund), filed with Post-Effective
Amendment No. 89 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (q)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy Pan-
Europe Fund), filed with this Post-
Effective Amendment No. 94 to Registration
      Statement No. 2-17613.

                         (r)  Form of Supplement to Master
Business                               Management and Investment
Advisory Agreement                               between Ivy Fund
and Ivy Management, Inc.                               (Ivy
International Fund II), filed with this
   Post-Effective Amendment No. 94 to
 Registration Statement No. 2-17613.

                    6.   (a)  Dealer Agreement, as amended and,
filed with                               Post-Effective Amendment
No. 70 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (b)  Amended and Restated Distribution
Agreement,                               filed with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (c)  Addendum to Amended and Restated
Distribution                               Agreement, filed with
Post-Effective                               Amendment No. 73 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (d)  Addendum to Amended and Restated
Distribution                               Agreement (Ivy Money
Market Fund--Class A and                               Class B),
filed with Post-Effective Amendment
No. 84 to Registration Statement No. 2-17613 and incorporated by reference herein.












                         (e)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Class C), filed with                               Post-
Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Science &                               Technology
Fund--Class A, Class B, Class C                               and
Class I), filed with Post-Effective
Amendment No. 86 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (g)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Global Natural                               Resources Fund-
-Class A, Class B and Class C;                               Ivy
Asia Pacific Fund--Class A, Class B and
   Class C; Ivy International Small Companies
         Fund--Class A, Class B, Class C, and Class
               I), filed with Post-Effective Amendment No.
                      89 to Registration Statement No. 2-17613
and                               incorporated by reference
herein.

                         (h)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy Pan-Europe Fund--                              Class A,
Class B and Class C), filed with
this Post-Effective Amendment No. 94 to
   Registration Statement No. 2-17613.

                         (i)  Form of Addendum to Amended and
Restated                               Distribution Agreement
(Ivy International                               Fund II--Class
A, Class B, Class C and Class                               I),
filed with this Post-Effective Amendment
    No. 94 to Registration Statement No. 2-17613.

                    7.   Not Applicable

                    8.   Custodian Agreement between Ivy Fund and
Brown                          Brothers Harriman & Co., filed
with Post-Effective                          Amendment No. 74 to
Registration No. 2-17613 and
incorporated by reference herein.

                    9.   (a)  Master Administrative Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund and Ivy Money Market Fund,
           filed with Post-Effective Amendment No. 68 to
                    Registration Statement No. 2-17613 and
                      incorporated by reference herein.

                         (b)  Addendum to Administrative Services
Agreement                               Supplement for Ivy
International Fund, filed












                              with Post-Effective Amendment No.
74 to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (c)  Administrative Services Agreement
Supplement                               for Ivy Emerging Growth
Fund, filed with                               Post-Effective
Amendment No. 73 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.                          (d)
Administrative Services Agreement Supplement
        for Ivy China Region Fund, filed with Post-
              Effective Amendment No. 73 to Registration
                    Statement No. 2-17613 and incorporated by
                         reference herein.

                         (e)  Administrative Services Agreement
Supplement                               for Class I Shares of
Ivy International Fund,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (f)  Master Fund Accounting Services
Agreement                               between Ivy Fund and
Mackenzie Investment                               Management
Inc. and Supplements for Ivy                               Growth
Fund, Ivy Emerging Growth Fund and Ivy
  Money Market Fund, filed with Post-Effective
          Amendment No. 73 to Registration Statement
                No. 2-17613 and incorporated by reference
                     herein.

                         (g)  Fund Accounting Services Agreement
Supplement                               for Ivy Growth with
Income Fund, filed with                               Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (h)  Fund Accounting Services Agreement
Supplement                               for Ivy China Region
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (i)  Transfer Agency and Shareholder
Services                               Agreement between Ivy Fund
and Ivy                               Management, Inc., filed
with Post-Effective                               Amendment No.
71 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (j)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 73 to Registration Statement
No. 2-17613 and incorporated by reference herein.












                         (k)  Assignment Agreement relating to
Transfer                               Agency and Shareholder
Services Agreement,                               filed with
Post-Effective Amendment No. 74 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (l)  Form of Administrative Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (m)  Form of Administrative Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (n)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Latin
America Strategy                               Fund, filed with
Post-Effective Amendment No.                               75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (o)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy New
Century Fund, filed                               with Post-
Effective Amendment No. 75 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (p)  Form of Administrative Services
Agreement                               Supplement for Ivy
International Bond Fund,                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (q)  Form of Fund Accounting Services
Agreement                               Supplement for
International Bond Fund,                               filed with
Post-Effective Amendment No. 76 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (r)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 76 to Registration Statement
No. 2-17613 and incorporated by reference herein.

                         (s)  Addendum to Transfer Agency and
Shareholder                               Services Agreement,
filed with Post-Effective                               Amendment
No. 77 to Registration Statement
No. 2-17613 and incorporated by reference herein.













                         (t)  Administrative Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (u)  Fund Accounting Services Agreement
Supplement                               for Ivy Bond Fund, Ivy
Global Fund and Ivy                               Short-Term U.S.
Government Securities Fund,                               filed
with Post-Effective Amendment No. 81 to
   Registration Statement No. 2-17613 and
     incorporated by reference herein.

                         (v)  Form of Administrative Services
Agreement                               Supplement for Ivy Bond
Fund, Ivy Canada                               Fund, Ivy China
Region Fund, Ivy Emerging                               Growth
Fund, Ivy Global Fund, Ivy Growth
Fund, Ivy Growth with Income Fund, Ivy
  International Fund, Ivy International Bond
        Fund, Ivy Latin America Strategy Fund, Ivy
              Money Market Fund and Ivy New Century Fund,
                     filed with Post-Effective Amendment No. 84
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (w)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement,
filed with                               Post-Effective Amendment
No. 84 to                               Registration Statement
No. 2-17613 and                               incorporated by
reference herein.

                         (x)  Form of Administrative Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (y)  Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Science &                               Technology Fund, filed
with Post-Effective                               Amendment No.
86 to Registration Statement                               No.
2-17613 and incorporated by reference
 herein.

                         (z)  Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Science & Technology
Fund, filed with Post-                              Effective
Amendment No. 86 to Registration
Statement No. 2-17613 and incorporated by reference herein.














                         (aa) Form of Administrative Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (bb) Form of Fund Accounting Services
Agreement                               Supplement for Ivy Global
Natural Resources                               Fund, Ivy Asia
Pacific Fund and Ivy                               International
Small Companies Fund, filed                               with
Post-Effective Amendment No. 89 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (cc) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Global                               Natural Resources
Fund, Ivy Asia Pacific Fund                               and Ivy
International Small Companies Fund,
filed with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (dd) Form of Administrative Services
Agreement                               Supplement for Ivy Pan-
Europe Fund, filed                               with this Post-
Effective Amendment No. 94 to
Registration Statement No. 2-17613.

                         (ee) Form of Fund Accounting Services
Agreement                               Supplement for Ivy Pan-
Europe Fund, filed                               with this Post-
Effective Amendment No. 94 to
Registration Statement No. 2-17613.

                         (ff) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy Pan-                              Europe Fund, filed with
this Post-Effective                               Amendment No.
94 to Registration Statement                               No.
2-17613.

                         (gg) Form of Administrative Services
Agreement                               Supplement for Ivy
International Fund II,                               filed with
this Post-Effective Amendment No.
94 to Registration Statement No. 2-17613.

                         (hh) Form of Fund Accounting Services
Agreement                               Supplement for Ivy
International Fund II,                               filed with
this Post-Effective Amendment No.
94 to Registration Statement No. 2-17613.

                         (ii) Form of Addendum to Transfer Agency
and                               Shareholder Services Agreement
for Ivy                               International Fund II,
filed with this Post













                              Effective Amendment No. 94 to
Registration                               Statement No. 2-17613.

                    10.  Opinion and Consent of Dechert Price &
Rhoads,                          filed herewith.

                    11.  Consent of Coopers & Lybrand L.L.P.,
filed                          herewith.

                    12.  Reports of Coopers & Lybrand L.L.P.,
filed                          herewith.

                    13.  Not applicable

                    14.  Not applicable

                    15.  (a)  Amended and Restated Distribution
Plan for                               Class A shares of Ivy
China Region Fund, Ivy                               Growth Fund,
Ivy Growth with Income Fund, Ivy
International Fund and Ivy Emerging Growth
      Fund, filed with Post-Effective Amendment No.
               73 to Registration Statement No. 2-17613 and
                       incorporated by reference herein.

                         (b)  Distribution Plan for Class B
shares of Ivy                               China Region Fund,
Ivy Growth Fund, Ivy                               Growth with
Income Fund, Ivy International                               Fund
and Ivy Emerging Growth Fund, filed with
    Post-Effective Amendment No. 73 to
  Registration Statement No. 2-17613 and
    incorporated by reference herein.

                         (c)  Distribution Plan for Class C
Shares of Ivy                               Growth with Income
Fund, filed with Post-                              Effective
Amendment No. 73 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Rule 12b-1 Related
Agreement, filed                               with Post-
Effective Amendment No. 73 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (e)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 76 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (f)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 76 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.












                         (g)  Supplement to Master Amended and
Restated                               Distribution Plan for Ivy
Fund Class A                               Shares, filed with
Post-Effective Amendment                               No. 77 to
Registration Statement No. 2-17613
and incorporated by reference herein.

                         (h)  Supplement to Distribution Plan for
Ivy Fund                               Class B Shares, filed with
Post-Effective                               Amendment No. 77 to
Registration Statement                               No. 2-17613
and incorporated by reference
herein.

                         (i)  Form of Supplement to Distribution
Plan for                               Ivy Growth with Income
Fund Class C Shares                               (Redesignation
as Class D Shares), filed with
Post-Effective Amendment No. 84 to
Registration Statement No. 2-17613 and
  incorporated by reference herein.

                         (j)  Form of Distribution Plan for Class
C shares                               of Ivy Bond Fund, Ivy
Canada Fund, Ivy China                               Region Fund,
Ivy Emerging Growth Fund, Ivy
Global Fund, Ivy Growth Fund, Ivy Growth with
         Income Fund, Ivy International Fund, Ivy
             International Bond Fund, Ivy Latin America
                   Strategy Fund and Ivy New Century Fund, filed
                            with Post-Effective Amendment No. 85
to                               Registration Statement No.
2-17613 and                               incorporated by
reference herein.

                         (k)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Science & Technology
Fund), filed with Post-Effective Amendment
      No. 87 to Registration Statement No. 2-17613 and incorporated by reference herein.

                         (l)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (m)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Science &                               Technology
Fund), filed with Post-Effective
Amendment No. 87 to Registration Statement
      No. 2-17613 and incorporated by reference herein.

                         (n)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Global Natural Resources Fund,












                              Ivy Asia Pacific Fund and Ivy
International                               Small Companies
Fund), filed with Post-                              Effective
Amendment No. 89 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (o)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Global Natural                                Resources
Fund, Ivy Asia Pacific Fund and Ivy
International Small Companies Fund), filed
      with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (p)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Global Natural                               Resources Fund,
Ivy Asia Pacific Fund and Ivy
International Small Companies Fund), filed
      with Post-Effective Amendment No. 89 to
         Registration Statement No. 2-17613 and
           incorporated by reference herein.

                         (q)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy Pan-Europe Fund), filed with
this Post-Effective Amendment No. 94 to
   Registration Statement No. 2-17613.

                         (r)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy Pan-Europe                               Fund), filed with
this Post-Effective                               Amendment No.
94 to Registration Statement                               No.
2-17613.

                         (s)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy Pan-Europe                               Fund), filed with
this Post-Effective                               Amendment No.
94 to Registration Statement                               No.
2-17613.

                         (t)  Form of Supplement to Master
Amended and                               Restated Distribution
Plan for Ivy Fund Class                               A Shares
(Ivy International Fund II), filed
with this Post-Effective Amendment No. 94 to
        Registration Statement No. 2-17613.

                         (u)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class B Shares
(Ivy International                               Fund II), filed
with this Post-Effective                               Amendment
No. 94 to Registration Statement
No. 2-17613.

                         (v)  Form of Supplement to Distribution
Plan for                               Ivy Fund Class C Shares
(Ivy International












                              Fund II), filed with this Post-
Effective                               Amendment No. 94 to
Registration Statement                               No. 2-17613.

                    16.  Schedule of Computation of Standardized
                       Performance Quotations, filed with Post-
Effective                          Amendment No. 71 to
Registration Statement No. 2-                         17613 and
incorporated by reference herein.

                    17.  Financial Data Schedules filed with this
Post-                         Effective Amendment No. 94 to
Registration                          Statement No. 2-17613.

                    18.  (a)  Plan adopted pursuant to Rule 18f-3
under the                               Investment Company Act of
1940, filed with                               Post-Effective
Amendment No. 83 to                               Registration
Statement No. 2-17613 and
incorporated by reference herein.

                         (b)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 85 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (c)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 87 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (d)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 89 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (e)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with Post-                              Effective
Amendment No. 92 to Registration
Statement No. 2-17613 and incorporated by reference herein.

                         (f)  Form of Amended and Restated Plan
adopted                               pursuant to Rule 18f-3
under the Investment                               Company Act of
1940, filed with this Post-
Effective Amendment No. 94 to Registration
      Statement No. 2-17613 and incorporated by reference herein.













          25.  Not applicable

          26.  Number of Holders of Securities

          26.  Number of Holders of Securities

          Fund:               Date           Class     Record
Holders

          Ivy Asia Pacific    4/30/97        Class A        33
      Fund                               Class B        13
                                     Class C         6

          Ivy Bond Fund       4/30/97        Class A     4,542
                                         Class B       265
                                     Class C        50
                                 Class I         0

          Ivy Canada Fund     4/30/97        Class A     2,088
                                         Class B       183
                                     Class C        20

          Ivy China Region    4/30/97        Class A     2,124
                                         Class B     1,086
                                     Class C        62

          Ivy Emerging        4/30/97        Class A     5,755
      Growth Fund                        Class B     3,603
                                     Class C       328

          Ivy Global Fund     4/30/97        Class A     1,600
                                         Class B       721
                                     Class C        36

          Ivy Global Natural  4/30/97        Class A       213
      Resources Fund                     Class B        94
                                     Class C        12

          Ivy Global Science  4/30/97        Class A       703
      & Technology Fund                  Class B       541
                                     Class C       301
                                 Class I         0

          Ivy Growth Fund     4/30/97        Class A    29,096
                                         Class B       281
                                     Class C        10

          Ivy Growth with     4/30/97        Class A     6,033
      Income Fund                        Class B     1,109
                                     Class C        11
                                 Class D        30

          Ivy International   4/30/97        Class A    29,452
      Fund                               Class B    21,529
                                     Class C     3,448












                                             Class I       400

          Ivy International   4/30/97        Class A         0
      Bond Fund                          Class B         0
                                     Class C         0

          Ivy International   4/30/97        Class A        98
      Small Companies Fund               Class B        52
                                     Class C        15
                                 Class D         0

          Ivy Latin America   4/30/97        Class A       405
      Strategy Fund                      Class B       223
                                     Class C        15

          Ivy Money Market    4/30/97        Class A     2,429
      Fund                               Class B       215
                                     Class C        23

          Ivy New Century     4/30/97        Class A     1,097
      Fund                               Class B       696
                                     Class C       224

          27.  Indemnification

          A policy of insurance covering Ivy Management Inc. and
the           Registrant will insure the Registrant's trustees
and officers and           others against liability arising by
reason of an actual or           alleged breach of duty, neglect,
error, misstatement, misleading           statement, omission or
other negligent act.

          Reference is made to Article VIII of the Registrant's
Amended and           Restated Declaration of Trust, dated
December 10, 1992, filed           with Post-Effective Amendment
No. 71 to Registration Statement           No. 2-17613 and
incorporated by reference herein.

          28.  Business and Other Connections of Investment
Adviser

          Information Regarding Adviser and Subadviser Under
Advisory           Arrangements.  Reference is made to the Form
ADV of each of Ivy           Management, Inc., the adviser to the
Trust, Mackenzie Financial           Corporation, the adviser to
Ivy Canada Fund, and Northern Cross           Investments Limited
(the successor to Boston Overseas Investors,           Inc.), the
subadviser to Ivy International Fund.

          The list required by this Item 28 of officers and
directors of           Ivy Management, Inc. and Northern Cross
Investments Limited,           together with information as to
any other business profession,           vocation or employment
of a substantial nature engaged in by such           officers and
directors during the past two years, is incorporated           by
reference to Schedules A and D of each firm's respective Form
     ADV.

          29.  Principal Underwriters












          (a)Ivy Mackenzie Distribution, Inc. ("IMDI"), formerly
Mackenzie           Ivy Funds Distribution, Inc., Via Mizner
Financial Plaza, 700           South Federal Highway, Suite 300,
Boca Raton, Florida 33432,           Registrant's distributor, is
a subsidiary of Mackenzie Investment           Management Inc.
("MIMI"), Via Mizner Financial Plaza, 700 South           Federal
Highway, Suite 300, Boca Raton, Florida 33432.  IMDI also
 serves as the distributor for Mackenzie Series Trust. IMDI is the successor to MIMI's distribution activities.

               (b)  The information required by this Item 29
regarding each                     director, officer or partner
of IMDI is incorporated by                     reference to
Schedule A of Form BD filed by IMDI                     pursuant
to the Securities Exchange Act of 1934.

               (c)  Not applicable

          30.  Location of Accounts and Records

               The information required by this item is
incorporated by                reference to Item 7 of Part II of
Post-Effective Amendment                No. 46 to Registration
Statement No. 2-17613.

          31.  Not applicable

          32.  Undertakings

               (a)  Not applicable

               (b)  Registrant undertakes to file a Post-
Effective                     Amendment, using reasonably current
financial                     statements of Ivy International
Fund II and Ivy Pan-                    Europe Fund, within four
to six months from the                     effective date of this
Post-Effective Amendment No. 94                     to
Registrant's Registration Statement under the
Securities Act of 1933.

               (c)  Registrant undertakes to furnish each person
to whom a                     prospectus is delivered with a copy
of Registrant's                     latest annual report to
shareholders, upon request and                     without
charge.


























                                      SIGNATURES

               Pursuant to the requirements of the Securities Act
of 1933           and the Investment Company Act of 1940, the
Registrant certifies           that it meets all of the
requirements for effectiveness of this           Post-Effective
Amendment No. 94 to its Registration Statement           pursuant
to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 94 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, in the Commonwealth of Massachusetts, on the 6th day of May, 1997.

                                                  IVY FUND


                                                  By:  MICHAEL G.
LANDRY*
President           *By: JOSEPH R. FLEMING
               Attorney-in-fact

               Pursuant to the requirements of the Securities Act
of 1933,           this Post-Effective Amendment No. 94 to the
Registration           Statement has been signed below by the
following persons in the           capacities and on the dates
indicated.

          SIGNATURES                    TITLE
DATE

          MICHAEL G. LANDRY*            Trustee and
5/6/97                                         President (Chief
                                        Executive Officer)

          JOHN S. ANDEREGG, JR.*        Trustee
5/6/97

          PAUL H. BROYHILL*             Trustee
5/6/97

          STANLEY CHANNICK*             Trustee
5/6/97

          FRANK W. DEFRIECE, JR.*       Trustee
5/6/97

          ROY J. GLAUBER*               Trustee
5/6/97

          KEITH J. CARLSON**            Trustee
5/6/97

          JOSEPH G. ROSENTHAL*          Trustee
5/6/97

          RICHARD N. SILVERMAN*         Trustee
5/6/97

          J. BRENDAN SWAN*              Trustee
5/6/97

          C. WILLIAM FERRIS*            Treasurer (Chief
5/6/97                                         Financial Officer)


          *By: JOSEPH R. FLEMING












               Attorney-in-fact

          * Executed pursuant to powers of attorney filed with Post-Effective Amendments Nos. 69, 73, 74 and 84 to
              Registration Statement No. 2-17613.

          **   Executed pursuant to power of attorney filed with
this                Post-Effective Amendment No. 89 to
Registration Statement                No. 2-17613.

























































                                    EXHIBIT INDEX

          1(s)      Establishment and designation of Series and
Classes                     (Ivy International Fund II--Class A,
Class B, Class C                     and Class I)

          5(q)      Form of Supplement to Master Business
Management and                     Investment Advisory Agreement
between Ivy Fund and Ivy                     Management, Inc.
(Ivy Pan-Europe Fund)

          5(r)      Form of Supplement to Master Business
Management and                     Investment Advisory Agreement
between Ivy Fund and Ivy                     Management, Inc.
(Ivy International Fund II)

          6(h)      Form of Addendum to Amended and Restated
Distribution                     Agreement (Ivy Pan-Europe Fund--
Class A, Class B and                     Class C)

          6(i)      Form of Addendum to Amended and Restated
Distribution                     Agreement (Ivy International
Fund II--Class A, Class B,                     Class C and Class
I)

          9(dd)     Form of Administrative Services Agreement
Supplement                     for Ivy Pan-Europe Fund

          9(ee)     Form of Fund Accounting Services Agreement
Supplement                     for Ivy Pan-Europe Fund

          9(ff)     Form of Addendum to Transfer Agency and
Shareholder                     Services Agreement for Ivy Pan-
Europe Fund

          9(gg)     Form of Administrative Services Agreement
Supplement                     for Ivy International Fund II

          9(hh)     Form of Fund Accounting Services Agreement
Supplement                     for Ivy International Fund II

          9(ii)     Form of Addendum to Transfer Agency and
Shareholder                     Services Agreement for Ivy
International Fund II

          10        Opinion and Consent of Dechert Price & Rhoads

          11        Consents of Coopers & Lybrand L.L.P.

          12        Reports of Coopers & Lybrand L.L.P.

          15(q)     Form of Supplement to Master Amended and
Restated                     Distribution Plan for Ivy Fund Class
A Shares (Ivy Pan-                    Europe Fund)

          15(r)     Form of Supplement to Distribution Plan for
Ivy Fund                     Class B Shares (Ivy Pan-Europe Fund)

          15(s)     Form of Supplement to Distribution Plan for
Ivy Fund












                    Class C Shares (Ivy Pan-Europe Fund)

          15(t)     Form of Supplement to Master Amended and
Restated                     Distribution Plan for Ivy Fund Class
A Shares (Ivy                     International Fund II)

          15(u)     Form of Supplement to Distribution Plan for
Ivy Fund                     Class B Shares (Ivy International
Fund II)

          15(v)     Form of Supplement to Distribution Plan for
Ivy Fund                     Class C Shares (Ivy International
Fund II)

          17        Financial Data Schedules

          18(f)     Form of Amended and Restated Plan adopted
pursuant to                     Rule 18f-3 under the Investment
Company Act of 1940